[LOGO]

                               Going The
                               Distance
                               To Meet Your
                               Financial Needs

                                 Annual Report
                                 July 31, 2001

[LOGO]

TABLE OF CONTENTS

-----------------------------------------------------------

Table of Contents............................             i

Introduction.................................             1

PACE Money Market Investments................             2

PACE Government Securities Fixed Income
 Investments.................................             5

PACE Intermediate Fixed Income Investments...             8

PACE Strategic Fixed Income Investments......            11

PACE Municipal Fixed Income Investments......            14

PACE Global Fixed Income Investments.........            17

PACE Large Company Value Equity
 Investments.................................            21

PACE Large Company Growth Equity
 Investments.................................            26

PACE Small/Medium Company Value Equity
 Investments.................................            30

PACE Small/Medium Company Growth Equity
 Investments.................................            33

PACE International Equity Investments........            36

PACE International Emerging Markets Equity
 Investments.................................            39

Financial Statements.........................            43
-----------------------------------------------------------

PAINEWEBBER PACE SELECT ADVISORS TRUST OFFERS DIFFERENT CLASSES OF SHARES REPRESENTING INTERESTS IN TWELVE SEPARATE PORTFOLIOS. (PACE MONEY MARKET INVESTMENTS OFFERS ONLY ONE SHARE CLASS.) DIFFERENT CLASSES OF SHARES AND/OR PORTFOLIOS ARE OFFERED BY SEPARATE PROSPECTUSES.

FOR MORE INFORMATION ON A PORTFOLIO OR CLASS OF SHARES, CONTACT YOUR INVESTMENT PROFESSIONAL. HE OR SHE CAN SEND YOU A CURRENT PROSPECTUS RELATING TO A PORTFOLIO OR CLASS OF SHARES, WHICH INCLUDES A DISCUSSION OF INVESTMENT RISKS, SALES CHARGES, EXPENSES AND OTHER MATTERS OF INTEREST. PLEASE READ THE PROSPECTUS RELATED TO THE PORTFOLIO AND CLASS OF SHARES YOU ARE INTERESTED IN CAREFULLY BEFORE YOU INVEST.

PAINEWEBBER PACE SELECT ADVISORS TRUST                        SEPTEMBER 14, 2001

INTRODUCTION

DEAR PAINEWEBBER PACE-SM- SHAREHOLDER:

  We are deeply saddened by the tragic events that unfolded on September 11, 2001. All of us who are part of the global UBS family mourn the terrible loss of life on that day, and our heartfelt condolences are with our many friends, colleagues, neighbors, and others who have been personally affected. As a company, we are grateful for, and actively support, those engaged in the courageous and tireless rescue, relief and recovery efforts.

  We would like to assure you that we are fully operational and your account records and assets have been secure at all times. The economic and capital markets in the U.S. are fundamentally sound, and we remain committed to helping you meet your financial goals.

  These are challenging times. Our nation and economy have faced tragedy before and have demonstrated remarkable resilience. At times like these, it is important for investors to stay focused on the fundamentals of a solid, long-term investment program. We remain committed to providing sound advice toward helping investors meet their long-term investment needs.

  In this letter you will find summaries of the performance of each PACE Portfolio and comments from each of the investment advisors covering events for the fiscal year ended July 31, 2001. The opinions of the advisors do not necessarily represent those of UBS PaineWebber Inc. or Brinson Advisors, Inc. Please note that the commentary is not reflective of the events of September 11th.

  We appreciate the opportunity to help you achieve your financial goals. If you have any questions about the PaineWebber PACE Program or about PACE Select Advisors Trust, please contact your investment professional.

Sincerely,

/s/ Brian M. Storms                               /s/ Bruce A. Bursey
BRIAN M. STORMS                                   BRUCE A. BURSEY
President                                         Executive Vice President
Brinson Advisors, Inc.                            Investment Consulting Services
                                                  UBS PaineWebber Inc.

  This report is intended to assist investors in understanding how the Portfolios performed during the fiscal year ended July 31, 2001. The views expressed in the Advisor's Comments sections are as of early September 2001 and are those of the investment advisors. These views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally or any Portfolio. The Portfolios are actively managed and their composition will differ over time; any specific securities discussed may or may not be current or future holdings of a Portfolio. We encourage you to consult your investment professional regarding your personal investment program.

PACE MONEY MARKET INVESTMENTS

ADVISOR: Brinson Advisors, Inc.
PORTFOLIO MANAGER: Susan Ryan
OBJECTIVE: Current income consistent with preservation of capital and liquidity INVESTMENT PROCESS: The Portfolio is a money market mutual fund and seeks to maintain a stable price of $1.00 per share, although it may be possible to lose money by investing in this fund. The Portfolio invests in a diversified portfolio of high-quality money market instruments of governmental and private issuers. Security selection is based on the assessment of relative values and changes in market and economic conditions.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                                6 MONTHS     1 YEAR  5 YEARS  SINCE INCEPTION 8/24/95
----------------------------------------------------------------------------------------------------------------------
PACE Money Market Investments
 Without PACE program fee*                                            2.25%   5.44%   5.26%             5.24%
----------------------------------------------------------------------------------------------------------------------
PACE Money Market Investments
 With PACE program fee*                                               1.48    3.87    3.69              3.67
----------------------------------------------------------------------------------------------------------------------
90-Day U.S. T-Bill Index+                                             1.99    5.02    5.07              5.10
----------------------------------------------------------------------------------------------------------------------
Lipper Money Market Funds Median                                      2.08    5.13    5.03              5.04
----------------------------------------------------------------------------------------------------------------------

For PACE Money Market Investments, the 7-day current yield for the period ended July 31, 2001 was 3.60%, without PACE program fee. With the maximum PACE program fee, the 7-day current yield was 2.10%. The Portfolio's yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

*  The maximum annual PACE program fee is 1.5% of the value of PACE assets.

+ 90-Day U.S. T-Bills are promissory notes issued by the U.S. Treasury and sold through competitive bidding, with a short-term maturity date, in this case, three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank.

  Past performance does not predict future performance. Investment returns and yields will vary. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

  AN INVESTMENT IN PACE MONEY MARKET INVESTMENTS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE 90-DAY U.S. TREASURY BILL INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        PORTFOLIO WITHOUT  PORTFOLIO WITH PACE
         PACE Program Fee         Program Fee*  90-Day U.S. T-Bill Index
Jul-95            $10,000              $10,000                   $10,000
Aug-95            $10,010              $10,007                   $10,000
Sep-95            $10,055              $10,039                   $10,044
Oct-95            $10,100              $10,072                   $10,088
Nov-95            $10,144              $10,103                   $10,134
Dec-95            $10,190              $10,135                   $10,177
Jan-96            $10,234              $10,167                   $10,220
Feb-96            $10,274              $10,194                   $10,261
Mar-96            $10,316              $10,223                   $10,303
Apr-96            $10,357              $10,251                   $10,345
May-96            $10,400              $10,280                   $10,389
Jun-96            $10,442              $10,308                   $10,432
Jul-96            $10,485              $10,339                   $10,477
Aug-96            $10,529              $10,369                   $10,521
Sep-96            $10,572              $10,398                   $10,565
Oct-96            $10,616              $10,428                   $10,609
Nov-96            $10,660              $10,458                   $10,653
Dec-96            $10,704              $10,488                   $10,697
Jan-97            $10,749              $10,519                   $10,742
Feb-97            $10,790              $10,547                   $10,787
Mar-97            $10,836              $10,578                   $10,833
Apr-97            $10,882              $10,610                   $10,880
May-97            $10,930              $10,643                   $10,925
Jun-97            $10,976              $10,675                   $10,970
Jul-97            $11,025              $10,708                   $11,016
Aug-97            $11,073              $10,742                   $11,064
Sep-97            $11,121              $10,775                   $11,109
Oct-97            $11,170              $10,809                   $11,155
Nov-97            $11,218              $10,842                   $11,204
Dec-97            $11,268              $10,877                   $11,252
Jan-98            $11,319              $10,912                   $11,299
Feb-98            $11,364              $10,942                   $11,347
Mar-98            $11,414              $10,977                   $11,394
Apr-98            $11,463              $11,009                   $11,441
May-98            $11,513              $11,044                   $11,489
Jun-98            $11,562              $11,077                   $11,537
Jul-98            $11,613              $11,112                   $11,585
Aug-98            $11,664              $11,146                   $11,632
Sep-98            $11,713              $11,179                   $11,676
Oct-98            $11,761              $11,211                   $11,715
Nov-98            $11,807              $11,242                   $11,758
Dec-98            $11,856              $11,273                   $11,802
Jan-99            $11,902              $11,304                   $11,844
Feb-99            $11,944              $11,329                   $11,888
Mar-99            $11,989              $11,357                   $11,932
Apr-99            $12,033              $11,385                   $11,975
May-99            $12,080              $11,415                   $12,019
Jun-99            $12,125              $11,444                   $12,065
Jul-99            $12,174              $11,475                   $12,111
Aug-99            $12,223              $11,507                   $12,158
Sep-99            $12,269              $11,536                   $12,205
Oct-99            $12,320              $11,570                   $12,254
Nov-99            $12,372              $11,603                   $12,306
Dec-99            $12,428              $11,641                   $12,359
Jan-00            $12,484              $11,680                   $12,413
Feb-00            $12,538              $11,715                   $12,470
Mar-00            $12,596              $11,755                   $12,529
Apr-00            $12,655              $11,795                   $12,588
May-00            $12,717              $11,838                   $12,648
Jun-00            $12,780              $11,882                   $12,707
Jul-00            $12,847              $11,929                   $12,772
Aug-00            $12,914              $11,977                   $12,837
Sep-00            $12,980              $12,022                   $12,902
Oct-00            $13,048              $12,070                   $12,967
Nov-00            $13,114              $12,117                   $13,033
Dec-00            $13,183              $12,165                   $13,096
Jan-01            $13,248              $12,210                   $13,152
Feb-01            $13,303              $12,245                   $13,206
Mar-01            $13,360              $12,282                   $13,255
Apr-01            $13,412              $12,314                   $13,298
May-01            $13,460              $12,343                   $13,337
Jun-01            $13,504              $12,368                   $13,376
Jul-01            $13,546              $12,391                   $13,415

  The graph depicts the performance of PACE Money Market Investments versus the 90-Day U.S. Treasury Bill Index. It is important to note that PACE Money Market Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

  The fiscal year ended July 31, 2001 was extremely volatile for markets in general, as the period began with the economy still roaring and ended with a near stagnant economy and fears of a recession. For the period, the Portfolio returned 5.44% (before the deduction of the maximum PACE program fee; 3.87% after the deduction of the fee), outperforming its benchmarks, the 90-Day U.S. T-Bill Index, which returned 5.02%, and the Lipper Money Market Funds Median, which returned 5.13% for the same period.

  Six Fed Funds rate cuts in eight months by the Federal Reserve (the "Fed") dominated crowded economic headlines during the period, as the key interest rate fell a total of 2.75% to 3.75%, its lowest level in seven years. Equity markets experienced a precipitous decline during this time, with the major large-company indices suffering severe losses. Through July, the National Association of Purchasing Management's (NAPM) index of manufacturing activity had fallen 12 consecutive months, while real gross domestic product barely produced a positive number for the second quarter of 2001, registering an anemic 0.2% rate of growth.

  Other factors also figured into the economic uncertainty during the period. New unemployment claims have steadily risen in 2001, reaching a four-year high in August when the unemployment rate rose to 4.9%. Energy prices, which rose dramatically in early spring, only to come down through July, were increasing again as September approached. Business spending was down sharply, and the technology segment of the markets still seems mired in a slump. Finally, the economic uncertainty seems to have begun to take at least a small toll on consumers, as indices show less confidence than at any other time this year, while consumer spending also shrunk.

  Fixed income investments were, in contrast, a sea of tranquility in a volatile economy. These investments generally ended the last calendar year with their strongest returns in years. In 2001, yields have naturally declined in lockstep with interest rates, although investors continue to seek the relatively safe haven of fixed income investments.

  Although major questions remain about the economy's future, we believe that the economy is poised for a turnaround in which the economy should grow slowly but steadily in 2002. The NAPM's manufacturing index had its first positive showing in August, rising from 45.5 in July to 48.9. Any figure over 50 is considered above recessionary levels for manufacturers. The economy is fragile enough that the risks to an imminent recovery should be considered serious. However, the apparent readiness of the Fed to cut rates again, if necessary, and what should be the positive effects of the just-issued federal income tax rebate checks may help jumpstart the economy.

*The maximum annual PACE program fee is 1.5% of the value of PACE assets.

PACE MONEY MARKET INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                               7/31/01
-------------------------------------------------------
Net Assets (mm)                                 $76.7
Number of Issuers (excl. Govts)                   30
Weighted Average Maturity                      75 days
-------------------------------------------------------

PORTFOLIO COMPOSITION*                          7/31/01
---------------------------------------------------------
U.S. Government Agency Obligations                 34.5%
Commercial Paper                                   33.7
Short-Term Corporate Obligations                   16.6
Bank Obligations                                   12.4
Money Market Funds                                  3.2
Liabilities in Excess of Other Assets              -0.4
---------------------------------------------------------
Total                                             100.0%

TOP 10 HOLDINGS (EXCLUDING U.S. GOV'T AGENCY OBLIGATIONS)*  7/31/01
--------------------------------------------------------------------
Stellar Funding                                                5.0%
Dexia Bank                                                     3.9
Beta Finance                                                   3.9
BellSouth                                                      3.9
Atlantis One Funding                                           3.3
Canadian Imperial                                              3.3
Morgan Stanley Dean Witter                                     2.6
Emerson Electric                                               2.6
CS First Boston                                                2.6
CC (USA)                                                       2.6
--------------------------------------------------------------------
Total                                                         33.7%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

ADVISOR: Pacific Investment Management Company LLC ("PIMCO")
PORTFOLIO MANAGER: Scott Mather
OBJECTIVE: Current income
INVESTMENT PROCESS: The Portfolio invests primarily in mortgage-backed securities along with U.S. government and agency securities of varying maturities. The Portfolio's dollar-weighted average duration normally ranges between one and seven years. (Duration is a measure of a bond portfolio's sensitivity to interest rate changes.) PIMCO establishes duration targets based on its expectations for changes in interest rates, then positions the Portfolio to take advantage of yield curve shifts. Securities are chosen for their value relative to other similar securities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                                6 MONTHS     1 YEAR  5 YEARS  SINCE INCEPTION DEG.
------------------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*               4.61%    N/A     N/A             4.61%
 Maximum Sales Charge                          Class B**              4.23     N/A     N/A             1.96
 or PACE program fee                           Class C***             4.34     N/A     N/A             7.51
                                               Class Y+                N/A     N/A     N/A             4.77
                                               Class P++              4.75   14.21%   8.00%            5.86
------------------------------------------------------------------------------------------------------------------
After Deducting                                Class A*               0.40     N/A     N/A             0.40
 Maximum Sales Charge                          Class B**             -0.77     N/A     N/A             6.96
 or PACE program fee                           Class C***             3.59     N/A     N/A             8.26
                                               Class Y+                N/A     N/A     N/A             4.77
                                               Class P++              3.97   12.51    6.40             7.46
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Mortgage-Backed Securities Index++                    4.00   12.54    7.94             7.54
------------------------------------------------------------------------------------------------------------------
Lipper Intermediate U.S. Government Funds Median                      3.64   11.41    6.76             6.28
------------------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -1.83%; Class B--since inception -0.35%; Class C--since inception 5.23%; Class Y--since inception 2.42%; and Class P--one-year period, 10.73%; five-year period 5.95%; and since inception 5.58%.

DEG. Inception: since commencement of issuance or reissuance on August 24, 1995 for Class P shares, January 31, 2001 for Class A shares, December 18, 2000 for Class B shares, December 4, 2000 for Class C shares and February 2, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
      August 31, 1995.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

++ Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Lehman Brothers Mortgage-Backed Securities Index covers fixed rate securitized issues backed by the mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association. Graduated Payment Mortgages are included but Graduated Equity Mortgages are not. The average weighted life is approximately eight years.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES  CLASS P SHARES  LEHMAN BROTHERS
          without PACE       with PACE   Mortgage-Backed
           program fee    program fee*  Securities Index
Jul-95         $10,000         $10,000           $10,000
Aug-95         $10,008         $10,005           $10,000
Sep-95         $10,050         $10,034           $10,088
Oct-95         $10,219         $10,190           $10,178
Nov-95         $10,343         $10,301           $10,294
Dec-95         $10,493         $10,437           $10,422
Jan-96         $10,552         $10,483           $10,501
Feb-96         $10,402         $10,321           $10,413
Mar-96         $10,354         $10,260           $10,376
Apr-96         $10,297         $10,191           $10,347
May-96         $10,301         $10,182           $10,317
Jun-96         $10,427         $10,294           $10,459
Jul-96         $10,435         $10,289           $10,498
Aug-96         $10,460         $10,301           $10,498
Sep-96         $10,627         $10,452           $10,673
Oct-96         $10,837         $10,645           $10,883
Nov-96         $11,012         $10,804           $11,038
Dec-96         $10,940         $10,720           $10,981
Jan-97         $10,993         $10,758           $11,062
Feb-97         $11,019         $10,770           $11,099
Mar-97         $10,927         $10,667           $10,994
Apr-97         $11,090         $10,813           $11,169
May-97         $11,185         $10,891           $11,278
Jun-97         $11,310         $11,000           $11,410
Jul-97         $11,522         $11,192           $11,625
Aug-97         $11,495         $11,151           $11,597
Sep-97         $11,624         $11,262           $11,744
Oct-97         $11,771         $11,391           $11,875
Nov-97         $11,827         $11,430           $11,914
Dec-97         $11,929         $11,514           $12,022
Jan-98         $12,034         $11,601           $12,141
Feb-98         $12,049         $11,601           $12,167
Mar-98         $12,089         $11,626           $12,218
Apr-98         $12,156         $11,676           $12,288
May-98         $12,252         $11,752           $12,369
Jun-98         $12,326         $11,809           $12,428
Jul-98         $12,374         $11,840           $12,491
Aug-98         $12,515         $11,960           $12,605
Sep-98         $12,624         $12,049           $12,757
Oct-98         $12,586         $11,998           $12,740
Nov-98         $12,623         $12,018           $12,804
Dec-98         $12,694         $12,071           $12,858
Jan-99         $12,796         $12,152           $12,950
Feb-99         $12,718         $12,063           $12,898
Mar-99         $12,804         $12,129           $12,985
Apr-99         $12,848         $12,156           $13,045
May-99         $12,782         $12,078           $12,972
Jun-99         $12,707         $11,992           $12,926
Jul-99         $12,625         $11,900           $12,839
Aug-99         $12,609         $11,871           $12,839
Sep-99         $12,804         $12,038           $13,047
Oct-99         $12,849         $12,066           $13,122
Nov-99         $12,863         $12,064           $13,129
Dec-99         $12,823         $12,011           $13,097
Jan-00         $12,769         $11,946           $12,983
Feb-00         $12,953         $12,103           $13,134
Mar-00         $13,119         $12,243           $13,277
Apr-00         $13,128         $12,236           $13,286
May-00         $13,093         $12,188           $13,293
Jun-00         $13,348         $12,410           $13,577
Jul-00         $13,427         $12,468           $13,664
Aug-00         $13,622         $12,633           $13,872
Sep-00         $13,745         $12,731           $14,016
Oct-00         $13,861         $12,823           $14,117
Nov-00         $14,091         $13,019           $14,329
Dec-00         $14,296         $13,192           $14,560
Jan-01         $14,640         $13,492           $14,787
Feb-01         $14,825         $13,646           $14,871
Mar-01         $14,854         $13,656           $14,957
Apr-01         $14,848         $13,632           $14,978
May-01         $14,969         $13,726           $15,077
Jun-01         $15,004         $13,741           $15,109
Jul-01         $15,335         $14,028           $15,378

  The graph depicts the performance of PACE Government Securities Fixed Income Investments Class P shares versus the Lehman Brothers Mortgage-Backed Securities Index. The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE Government Securities Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

  For the fiscal year ended July 31, 2001, the Portfolio's Class P shares outperformed the Lehman Brothers Mortgage-Backed Securities Index, returning a robust 14.21% before deduction of the PACE program fee (12.51% after the deduction of the fee) against the benchmark's 12.54%. The Portfolio's longer than benchmark duration (a measure of sensitivity to interest rates) positively affected performance as interest rates declined during the period. Performance was also helped by GNMA II Adjustable Rate Mortgages (ARMs), which produced attractive yields for short duration instruments. Our exposure to better-structured Collateralized Mortgage Obligations (CMOs) added modestly to performance as they decreased exposure to prepayment risk. Overweighting GNMAs against conventional mortgages negatively affected performance as market factors favored the lower quality conventional mortgages.

  The economy slowed considerably during the reporting period, with a continuing decline in manufacturing and industrial spending. The downturn in the economy was initially moderated by continued consumer spending, although consumer confidence slackened toward the end of the period. With aggressive action by the Federal Reserve Board (the "Fed"), in the form of six interest rate reductions in the period, rates fell across maturities and the yield curve steepened significantly.

  Going forward, we expect the global economy to remain sluggish with the Fed and other central banks keeping rates low to stimulate growth. Mortgages should perform relatively well in a slow growth environment given their strong credit quality and yield advantage versus Treasurys. We plan to target duration slightly longer than the index to help offset mortgage refinancing risk. We also intend to hold low-coupon issues that are less sensitive to refinancing activity should mortgage rates continue to decline. We plan to own well-structured CMOs with stable cash flows and to emphasize GNMA mortgages.

*Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                7/31/01
--------------------------------------------------------
Weighted Average Duration                      4.15 yrs.
Weighted Average Maturity                      6.21 yrs.
Average Coupon                                   5.85%
Average Quality                                   AAA
Net Assets (mm)                                 $625.0
Number of Securities                              398
Bonds                                           162.4%
Liabilities in Excess of Other Assets           -62.4%
--------------------------------------------------------

ASSET ALLOCATION*                               7/31/01
---------------------------------------------------------
U.S. Government Agency Mortgage Pass-
 Throughs                                         109.9%
U.S. Government Securities                         29.3
CMOs (PAC/TAC)                                     14.3
Asset-Backed Securities                             5.5
Cash Equivalents                                    1.8
Stripped Mortgage-Backed Securities                 1.5
Municipal Securities                                0.1
Liabilities in Excess of Other Assets             -62.4
---------------------------------------------------------
Total                                             100.0%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS

ADVISOR: Metropolitan West Asset Management, LLC ("MWAM") (since October 2000) PORTFOLIO MANAGER: Team
OBJECTIVE: Current income consistent with reasonable stability of principal INVESTMENT PROCESS: MWAM decides to buy specific bonds for the Portfolio based on its value added strategies, with the goal of outperforming the Lehman Brothers Intermediate Government/Credit Index while maintaining below average volatility. These strategies are anchored by MWAM's long-term economic outlook and include managing interest rate risk through limited duration shifts, yield curve management, diversifying the Portfolio's investments across all permitted investment sectors while overweighting the most attractive sectors, identifying undervalued securities and aggressive execution. MWAM generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the Portfolio.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                             6 MONTHS  1 YEAR  5 YEARS  SINCE INCEPTION DEG.
------------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*        4.24%     N/A     N/A            4.24%
  Maximum Sales Charge                         Class B**       3.86      N/A     N/A            6.04
  or PACE program fee                          Class C***      3.99      N/A     N/A            7.20
                                               Class Y+         N/A      N/A     N/A            4.45
                                               Class Pxx       4.46    11.39%   6.66%           6.20
------------------------------------------------------------------------------------------------------------
After Deducting                                Class A*        0.05      N/A     N/A            0.05
  Maximum Sales Charge                         Class B**      -1.14      N/A     N/A            1.04
  or PACE program fee                          Class C***      3.24      N/A     N/A            6.45
                                               Class Y+         N/A      N/A     N/A            4.45
                                               Class Pxx       3.68     9.73    5.07            4.62
------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
 Government/Credit Index++                                     4.53    12.49    7.39            6.98
------------------------------------------------------------------------------------------------------------
Lipper Short-Intermediate Investment Grade
 Debt Funds Median                                             4.04    10.58    6.43            6.18
------------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -1.74%; Class B--since inception -0.88%; Class C--since inception 5.33%; Class Y--since inception 2.48%; and Class P--one-year period, 8.39%; five-year period 4.76%; and since inception 4.37%.

DEG. Inception: since commencement of issuance or reissuance on August 24, 1995 for Class P shares, January 31, 2001 for Class A shares, December 14, 2000 for Class B shares, December 1, 2000 for Class C shares and February 2, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
      August 31, 1995.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

xx Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Lehman Brothers Intermediate Government/Credit Index is a subset of the
   Lehman Government/Credit Index covering all investment grade issues with maturities between one and 10 years. The average weighted maturity is typically between four and five years.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES WITHOUT  CLASS P SHARES WITH  LEHMAN BROTHERS INTERMEDIATE
           PACE PROGRAM FEE      PACE PROGRAM FEE*     GOVERNMENT/CREDIT INDEX
Jul-95                 $10,000              $10,000                       $10,000
Aug-95                 $10,108              $10,105                       $10,000
Sep-95                 $10,175              $10,159                       $10,072
Oct-95                 $10,232              $10,203                       $10,184
Nov-95                 $10,281              $10,240                       $10,317
Dec-95                 $10,396              $10,341                       $10,426
Jan-96                 $10,413              $10,344                       $10,515
Feb-96                 $10,340              $10,259                       $10,392
Mar-96                 $10,279              $10,186                       $10,339
Apr-96                 $10,227              $10,122                       $10,303
May-96                 $10,226              $10,108                       $10,295
Jun-96                 $10,314              $10,182                       $10,404
Jul-96                 $10,359              $10,214                       $10,435
Aug-96                 $10,381              $10,223                       $10,443
Sep-96                 $10,508              $10,335                       $10,589
Oct-96                 $10,662              $10,474                       $10,776
Nov-96                 $10,782              $10,579                       $10,918
Dec-96                 $10,722              $10,506                       $10,848
Jan-97                 $10,758              $10,528                       $10,891
Feb-97                 $10,779              $10,536                       $10,911
Mar-97                 $10,720              $10,464                       $10,836
Apr-97                 $10,825              $10,554                       $10,963
May-97                 $10,910              $10,624                       $11,054
Jun-97                 $11,006              $10,704                       $11,154
Jul-97                 $11,202              $10,881                       $11,381
Aug-97                 $11,133              $10,800                       $11,324
Sep-97                 $11,285              $10,934                       $11,455
Oct-97                 $11,401              $11,032                       $11,582
Nov-97                 $11,415              $11,033                       $11,608
Dec-97                 $11,521              $11,120                       $11,701
Jan-98                 $11,671              $11,251                       $11,854
Feb-98                 $11,640              $11,207                       $11,845
Mar-98                 $11,663              $11,216                       $11,883
Apr-98                 $11,712              $11,249                       $11,942
May-98                 $11,812              $11,331                       $12,029
Jun-98                 $11,896              $11,397                       $12,106
Jul-98                 $11,920              $11,406                       $12,148
Aug-98                 $12,118              $11,580                       $12,339
Sep-98                 $12,393              $11,828                       $12,649
Oct-98                 $12,331              $11,755                       $12,636
Nov-98                 $12,307              $11,717                       $12,635
Dec-98                 $12,368              $11,761                       $12,686
Jan-99                 $12,428              $11,803                       $12,755
Feb-99                 $12,256              $11,625                       $12,568
Mar-99                 $12,344              $11,694                       $12,662
Apr-99                 $12,366              $11,700                       $12,701
May-99                 $12,268              $11,593                       $12,604
Jun-99                 $12,262              $11,573                       $12,612
Jul-99                 $12,255              $11,552                       $12,601
Aug-99                 $12,269              $11,550                       $12,611
Sep-99                 $12,366              $11,627                       $12,728
Oct-99                 $12,393              $11,638                       $12,761
Nov-99                 $12,401              $11,631                       $12,777
Dec-99                 $12,355              $11,573                       $12,735
Jan-00                 $12,302              $11,509                       $12,687
Feb-00                 $12,418              $11,603                       $12,792
Mar-00                 $12,567              $11,727                       $12,925
Apr-00                 $12,503              $11,653                       $12,895
May-00                 $12,513              $11,648                       $12,915
Jun-00                 $12,750              $11,854                       $13,143
Jul-00                 $12,836              $11,919                       $13,243
Aug-00                 $12,977              $12,035                       $13,399
Sep-00                 $13,119              $12,151                       $13,521
Oct-00                 $13,131              $12,147                       $13,583
Nov-00                 $13,281              $12,271                       $13,768
Dec-00                 $13,470              $12,430                       $14,021
Jan-01                 $13,687              $12,614                       $14,251
Feb-01                 $13,827              $12,727                       $14,385
Mar-01                 $13,898              $12,776                       $14,496
Apr-01                 $13,862              $12,727                       $14,458
May-01                 $13,949              $12,792                       $14,539
Jun-01                 $14,029              $12,848                       $14,593
Jul-01                 $14,298              $13,079                       $14,896

  The graph depicts the performance of PACE Intermediate Fixed Income Investments Class P shares versus the Lehman Brothers Intermediate Government/Credit Index. The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE Intermediate Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

  For the fiscal year ended July 31, 2001, the Portfolio's Class P shares returned 11.39% (before the deduction of the maximum PACE program fee; 9.73% after the deduction of the fee), underperforming the Lehman Brothers Intermediate Government/Credit Index, which returned 12.49%.

  As of October 10, 2000, MWAM assumed responsibility for managing the Portfolio. As part of the transition from the previous investment advisor, Treasury issues were sold to establish the desired duration target (duration is a measure of sensitivity to interest rates), while making cash available for investment in other issues, notably corporate issues. As economic uncertainty permeated the markets, the Federal Reserve Board (the "Fed") responded by reducing the Fed Funds rate six times -- the most aggressive action by the Fed since 1982. These economic moves spurred a rally among two-year issues, and the yield curve steepened in response. Most significantly, lowered interest rates spurred the movement of risk capital into corporate bonds, as spreads were wider due to the steeper yield curve (spread is the difference in yield or income that securities must pay to compensate for their greater risk relative to U.S. Treasurys).

  The more favorable environment for corporate issues was a positive for the Portfolio's performance in 2001, as the sector helped recoup losses in what was a volatile 2000. Among corporate issues, the Portfolio favored REITs (real estate investment trusts), insurers, financial services companies and automobile companies. During the period, the Portfolio broadened its maturity exposure by selling increasingly expensive short-intermediate issues and redeploying the proceeds to the relatively higher-yielding long end of the curve.

  As economic growth has fallen below its long-term potential (estimated between 3-4%), unemployment has risen from 4.0% to 4.9% during the fiscal year. Despite generally gloomy economic statistics, we are encouraged by inventory reduction in the manufacturing sector, softening energy prices, and the issuance of $40 billion worth of tax rebates. Furthermore, the forward rates implied by the steeper yield curve signal that bond market sentiment leans toward economic reacceleration on a forward looking basis with the prospect of interest rates edging higher in response.

  Going forward, among corporate holdings, we expect to continue to focus on industries with large and quantifiable asset bases. We expect to continue our focus on mortgage securities with wide yield premiums and relatively stable cash flows and our other asset-backed security focus on securitized home-equity and mobile home securities. Also within the mortgages sector, the Portfolio will look for opportunities to swap generic pass-throughs for well-structured product having less sensitivity to prepayment variability.

*Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                7/31/01
--------------------------------------------------------
Weighted Average Duration                      3.40 yrs.
Weighted Average Maturity                      5.15 yrs.
Average Coupon                                   6.87%
Net Assets (mm)                                 $323.4
Number of Securities                              143
Bonds                                            95.0%
Cash & Equivalents                               5.0%
--------------------------------------------------------

QUALITY DIVERSIFICATION*                        7/31/01
---------------------------------------------------------
AAA                                                42.9%
AA                                                  1.8
A                                                  23.6
BBB and Below                                      26.7
Cash & Equivalents                                  5.0
---------------------------------------------------------
Total                                             100.0%

ASSET ALLOCATION*                               7/31/01
---------------------------------------------------------
Corporate Securities                               49.8%
Mortgage-Backed Securities                         20.4
Asset-Backed Securities                            14.2
U.S. Government Securities                         10.6
Cash & Equivalents                                  5.0
---------------------------------------------------------
Total                                             100.0%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PACE STRATEGIC FIXED INCOME INVESTMENTS

ADVISOR: Pacific Investment Management Company LLC ("PIMCO")
PORTFOLIO MANAGER: William C. Powers
OBJECTIVE: Total return consisting of income and capital appreciation
INVESTMENT PROCESS: The Portfolio invests primarily in investment grade bonds of governmental and private issuers in the United States and foreign countries. Its dollar-weighted average duration (a measure of sensitivity to interest rate changes) normally ranges between three and eight years. PIMCO seeks to invest in those areas of the bond market it considers undervalued, based on such factors as quality, sector, coupon and maturity. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the Portfolio's mortgage-backed bonds and will also buy and sell securities to adjust the average portfolio duration, yield curve, sector and prepayment exposure, as appropriate.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                             6 MONTHS  1 YEAR  5 YEARS  SINCE INCEPTION DEG.
------------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*        3.94%     N/A     N/A            6.93%
  Maximum Sales Charge                         Class B**       3.56      N/A     N/A            4.38
  or PACE program fee                          Class C***      3.68      N/A     N/A            7.43
                                               Class Y+         N/A      N/A     N/A            3.98
                                               Class Pxx       4.08    12.74%   7.51%           7.69
------------------------------------------------------------------------------------------------------------
After Deducting                                Class A*       -0.21      N/A     N/A            2.67
  Maximum Sales Charge                         Class B**      -1.44      N/A     N/A           -0.62
  or PACE program fee                          Class C***      2.93      N/A     N/A            6.68
                                               Class Y+         N/A      N/A     N/A            3.98
                                               Class Pxx       3.30    11.06    5.91            6.09
------------------------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Index++                      4.34    12.71    7.86            7.31
------------------------------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Debt Funds Median
                                                               3.88    11.87    6.93            6.46
------------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -0.68%; Class B--since inception -3.92%; Class C--since inception 3.21%; Class Y--since inception 0.56%; and Class P--one-year period, 8.11%; five-year period 5.20%; and since inception 5.60%.

DEG. Inception: since commencement of issuance or reissuance on August 24, 1995 for Class P shares, December 11, 2000 for Class A shares, January 30, 2001 for Class B shares, December 1, 2000 for Class C shares and February 2, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
      August 31, 1995.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

xx Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Lehman Brothers Government/Credit Index is composed of all investment grade bonds that have at least one year to maturity. The index's total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE LEHMAN BROTHERS GOVERNMENT/ CREDIT INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES WITHOUT  CLASS P SHARES WITH      LEHMAN BROTHERS
              PACE program fee    PACE program fee*  Government/Credit Index
Jul-95                 $10,000              $10,000                  $10,000
Aug-95                 $10,067              $10,063                  $10,000
Sep-95                 $10,425              $10,409                  $10,102
Oct-95                 $10,660              $10,630                  $10,250
Nov-95                 $10,859              $10,815                  $10,420
Dec-95                 $11,023              $10,964                  $10,573
Jan-96                 $11,099              $11,026                  $10,638
Feb-96                 $10,808              $10,724                  $10,413
Mar-96                 $10,779              $10,682                  $10,325
Apr-96                 $10,679              $10,569                  $10,254
May-96                 $10,665              $10,543                  $10,237
Jun-96                 $10,820              $10,682                  $10,373
Jul-96                 $10,815              $10,663                  $10,397
Aug-96                 $10,775              $10,611                  $10,371
Sep-96                 $11,009              $10,828                  $10,555
Oct-96                 $11,278              $11,079                  $10,801
Nov-96                 $11,519              $11,301                  $11,000
Dec-96                 $11,377              $11,148                  $10,878
Jan-97                 $11,413              $11,169                  $10,891
Feb-97                 $11,443              $11,185                  $10,914
Mar-97                 $11,264              $10,996                  $10,784
Apr-97                 $11,459              $11,172                  $10,941
May-97                 $11,564              $11,261                  $11,043
Jun-97                 $11,697              $11,376                  $11,176
Jul-97                 $12,042              $11,697                  $11,518
Aug-97                 $11,890              $11,535                  $11,389
Sep-97                 $12,082              $11,706                  $11,567
Oct-97                 $12,303              $11,905                  $11,752
Nov-97                 $12,377              $11,962                  $11,815
Dec-97                 $12,537              $12,101                  $11,939
Jan-98                 $12,728              $12,271                  $12,107
Feb-98                 $12,678              $12,207                  $12,083
Mar-98                 $12,706              $12,219                  $12,120
Apr-98                 $12,770              $12,265                  $12,181
May-98                 $12,913              $12,387                  $12,311
Jun-98                 $13,067              $12,519                  $12,437
Jul-98                 $13,085              $12,521                  $12,447
Aug-98                 $13,282              $12,693                  $12,690
Sep-98                 $13,658              $13,036                  $13,053
Oct-98                 $13,450              $12,821                  $12,960
Nov-98                 $13,485              $12,838                  $13,038
Dec-98                 $13,568              $12,901                  $13,070
Jan-99                 $13,640              $12,954                  $13,163
Feb-99                 $13,255              $12,573                  $12,850
Mar-99                 $13,393              $12,688                  $12,914
Apr-99                 $13,437              $12,714                  $12,946
May-99                 $13,297              $12,565                  $12,813
Jun-99                 $13,184              $12,443                  $12,773
Jul-99                 $13,113              $12,360                  $12,737
Aug-99                 $13,109              $12,341                  $12,727
Sep-99                 $13,231              $12,440                  $12,842
Oct-99                 $13,261              $12,453                  $12,875
Nov-99                 $13,273              $12,449                  $12,867
Dec-99                 $13,196              $12,361                  $12,789
Jan-00                 $13,119              $12,274                  $12,785
Feb-00                 $13,297              $12,424                  $12,945
Mar-00                 $13,528              $12,625                  $13,133
Apr-00                 $13,385              $12,475                  $13,068
May-00                 $13,375              $12,450                  $13,057
Jun-00                 $13,691              $12,729                  $13,323
Jul-00                 $13,780              $12,795                  $13,464
Aug-00                 $13,884              $12,876                  $13,654
Sep-00                 $14,029              $12,994                  $13,706
Oct-00                 $14,090              $13,035                  $13,792
Nov-00                 $14,398              $13,303                  $14,028
Dec-00                 $14,725              $13,587                  $14,304
Jan-01                 $14,927              $13,757                  $14,545
Feb-01                 $15,119              $13,916                  $14,694
Mar-01                 $15,135              $13,913                  $14,762
Apr-01                 $14,976              $13,750                  $14,651
May-01                 $14,983              $13,740                  $14,736
Jun-01                 $15,025              $13,761                  $14,807
Jul-01                 $15,535              $14,210                  $15,176

  The graph depicts the performance of PACE Strategic Fixed Income Investments Class P shares versus the Lehman Brothers Government/ Credit Index. The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE Strategic Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

  For the fiscal year ended July 31, 2001, the Portfolio's Class P shares returned 12.74% (before the deduction of the PACE program fee; 11.06% after the deduction of the fee), compared to 12.71% for the Lehman Brothers Government/ Credit Index and 11.87% for the Lipper Intermediate Investment Grade Debt Funds Median. The fixed income market's robust performance was in stark contrast to the losses sustained by the equity markets for the fiscal year. The broad economy remained sluggish during the period, plagued by lackluster corporate earnings, reduced capital spending and resulting declines in stock prices. As a result, the Portfolio remained positioned for a relatively weak U.S. economy, an easing monetary policy and a probable profits recession.

  During the period, performance was bolstered by a gradual lengthening of the Portfolio's duration (a measure of sensitivity to interest rates) in response to falling interest rates. The Portfolio's mortgage emphasis also helped performance as mortgage rates stabilized and prepayment concerns abated. However, the Portfolio's corporate underweight reflected some missed opportunities as it negatively affected performance. The Portfolio's developed, non-U.S. bond holdings hurt performance; during the period, short-term Eurozone and U.K. bonds lagged Treasurys as investors expected less monetary easing in Europe than in the U.S.

  Going forward, we plan to continue structuring the Portfolio for a slow economy, an accommodative Fed and weak corporate earnings. We intend to target duration one year above the benchmark and continue the underweight in corporate issues. We expect to generate income and minimize credit risk by emphasizing mortgage-backed and asset-backed securities. We plan to emphasize real return bonds, with their potential for capital gains. We also expect to retain a defensive posture in emerging markets with a focus on short-term, high-quality, income-generating positions.

*Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

PACE STRATEGIC FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                7/31/01
---------------------------------------------------------
Weighted Average Duration                      6.39 yrs.
Weighted Average Maturity                      10.17 yrs.
Average Coupon                                   6.16%
Net Assets (mm)                                  $274.8
Bonds                                            110.4%
Cash                                              3.0%
Liabilities in Excess of Other Assets            -13.4%
---------------------------------------------------------

QUALITY DIVERSIFICATION*                        7/31/01
---------------------------------------------------------
U.S. Government Securities                          71.0%
AAA                                                 21.5
AA                                                   2.8
A                                                    7.4
BBB                                                  4.0
BB                                                   0.9
Nonrated                                             2.8
Cash & Equivalents/Liabilities in Excess of
 Other Assets                                      -10.4
---------------------------------------------------------
Total                                              100.0%

SECTOR ALLOCATION*                              7/31/01
---------------------------------------------------------
Agency/Mortgage Pass-Throughs                       34.4%
CMOs                                                37.7
Corporates                                          16.6
U.S. Government Securities                          13.2
Asset-Backed Securities                              6.8
Cash Equivalents                                     3.0
Foreign                                              1.7
Liabilities in Excess of Other Assets              -13.4
---------------------------------------------------------
Total                                              100.0%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PACE MUNICIPAL FIXED INCOME INVESTMENTS

ADVISOR: Standish Mellon Asset Management Company LLC ("Standish")
PORTFOLIO MANAGER: Christine H. Todd
OBJECTIVE: High current income exempt from Federal income tax
INVESTMENT PROCESS: In deciding which securities to buy for the Portfolio, Standish seeks to identify undervalued sectors or geographical regions of the municipal market or undervalued individual securities. To do this, Standish uses credit research and valuation analysis and monitors the relationship of the municipal yield curve to the treasury yield curve. Standish may also make modest duration adjustments based on economic analyses and interest rate forecasts. Standish generally sells securities if it identifies more attractive investment opportunities within its investment criteria and doing so may improve the Portfolio's return. Standish also may sell securities with weakening credit profiles or to adjust the average duration of the Portfolio.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                             6 MONTHS  1 YEAR  5 YEARS  SINCE INCEPTION DEG.
------------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*        3.03%     N/A     N/A            2.86%
  Maximum Sales Charge                         Class B**        N/A      N/A     N/A            2.32
  or PACE program fee                          Class C***      2.69      N/A     N/A            5.33
                                               Class Y+         N/A      N/A     N/A            2.72
                                               Class Pxx       3.07     8.20%   5.18%           5.44
------------------------------------------------------------------------------------------------------------
After Deducting                                Class A*       -1.11      N/A     N/A           -1.27
  Maximum Sales Charge                         Class B**        N/A      N/A     N/A           -2.68
  or PACE program fee                          Class C***      1.94      N/A     N/A            4.58
                                               Class Y+         N/A      N/A     N/A            2.72
                                               Class Pxx       2.30     6.58    3.62            3.87
------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Five-Year Index++                    3.19     8.85    5.71            5.43
------------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Debt Funds
 Median                                                        2.88     8.54    5.41            5.29
------------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -2.34%; Class B--since inception -4.04%; Class C--since inception 3.48%; Class Y--since inception 1.59%; and Class P--one-year period, 6.67%; five-year period 3.56%; and since inception 3.75%.

DEG. Inception: since commencement of issuance on August 24, 1995 for Class P shares, January 23, 2001 for Class A shares, February 23, 2001 for
      Class B shares, December 4, 2000 for Class C shares and February 23, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
      August 31, 1995.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

xx Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Lehman Brothers Municipal Five-Year Index is a total return performance benchmark for the tax-exempt bond market. The index is a sub-index of the Lehman Brothers Municipal Bond Index and includes all issues rated Aa/AA or higher with an average maturity of five years.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE LEHMAN BROTHERS MUNICIPAL FIVE-YEAR INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES WITHOUT  CLASS P SHARES WITH       LEHMAN BROTHERS
              PACE program fee    PACE program fee*  Municipal Five-Year Index
Jul-95                 $10,000              $10,000                    $10,000
Aug-95                 $10,042              $10,038                    $10,000
Sep-95                 $10,092              $10,076                    $10,088
Oct-95                 $10,199              $10,170                    $10,178
Nov-95                 $10,355              $10,313                    $10,294
Dec-95                 $10,505              $10,449                    $10,422
Jan-96                 $10,513              $10,444                    $10,501
Feb-96                 $10,519              $10,437                    $10,413
Mar-96                 $10,386              $10,292                    $10,376
Apr-96                 $10,381              $10,274                    $10,347
May-96                 $10,453              $10,332                    $10,317
Jun-96                 $10,552              $10,417                    $10,459
Jul-96                 $10,638              $10,489                    $10,498
Aug-96                 $10,690              $10,527                    $10,498
Sep-96                 $10,811              $10,633                    $10,673
Oct-96                 $10,899              $10,706                    $10,883
Nov-96                 $11,050              $10,841                    $11,038
Dec-96                 $11,015              $10,793                    $10,981
Jan-97                 $11,068              $10,831                    $11,062
Feb-97                 $11,181              $10,929                    $11,099
Mar-97                 $11,047              $10,784                    $10,994
Apr-97                 $11,092              $10,815                    $11,169
May-97                 $11,184              $10,891                    $11,278
Jun-97                 $11,277              $10,967                    $11,410
Jul-97                 $11,522              $11,191                    $11,625
Aug-97                 $11,425              $11,083                    $11,597
Sep-97                 $11,540              $11,181                    $11,744
Oct-97                 $11,649              $11,272                    $11,875
Nov-97                 $11,684              $11,293                    $11,914
Dec-97                 $11,787              $11,377                    $12,022
Jan-98                 $11,861              $11,435                    $12,141
Feb-98                 $11,887              $11,445                    $12,167
Mar-98                 $11,924              $11,467                    $12,218
Apr-98                 $11,884              $11,414                    $12,288
May-98                 $12,015              $11,525                    $12,369
Jun-98                 $12,050              $11,544                    $12,428
Jul-98                 $12,083              $11,562                    $12,491
Aug-98                 $12,240              $11,697                    $12,605
Sep-98                 $12,353              $11,791                    $12,757
Oct-98                 $12,361              $11,783                    $12,740
Nov-98                 $12,386              $11,793                    $12,804
Dec-98                 $12,422              $11,812                    $12,858
Jan-99                 $12,529              $11,899                    $12,950
Feb-99                 $12,483              $11,841                    $12,898
Mar-99                 $12,480              $11,823                    $12,985
Apr-99                 $12,525              $11,850                    $13,045
May-99                 $12,472              $11,786                    $12,972
Jun-99                 $12,330              $11,637                    $12,926
Jul-99                 $12,366              $11,656                    $12,839
Aug-99                 $12,283              $11,564                    $12,839
Sep-99                 $12,249              $11,517                    $13,047
Oct-99                 $12,145              $11,405                    $13,122
Nov-99                 $12,222              $11,463                    $13,129
Dec-99                 $12,155              $11,386                    $13,097
Jan-00                 $12,074              $11,296                    $12,983
Feb-00                 $12,215              $11,413                    $13,134
Mar-00                 $12,398              $11,570                    $13,277
Apr-00                 $12,346              $11,507                    $13,286
May-00                 $12,275              $11,426                    $13,293
Jun-00                 $12,510              $11,631                    $13,577
Jul-00                 $12,660              $11,755                    $13,664
Aug-00                 $12,791              $11,862                    $13,872
Sep-00                 $12,787              $11,844                    $14,016
Oct-00                 $12,857              $11,894                    $14,117
Nov-00                 $12,927              $11,944                    $14,329
Dec-00                 $13,161              $12,144                    $14,560
Jan-01                 $13,289              $12,247                    $14,787
Feb-01                 $13,342              $12,281                    $14,871
Mar-01                 $13,448              $12,363                    $14,957
Apr-01                 $13,325              $12,234                    $14,978
May-01                 $13,452              $12,336                    $15,077
Jun-01                 $13,546              $12,406                    $15,109
Jul-01                 $13,697              $12,529                    $15,378

  The graph depicts the performance of PACE Municipal Fixed Income Investments Class P shares versus the Lehman Brothers Municipal Five-Year Index. The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE Municipal Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

  For the year ended July 31, 2001, the Portfolio's Class P shares returned 8.20% (before the deduction of the PACE program fee; 6.58% after the deduction of the fee), compared to 8.85% for the Lehman Brothers Municipal Five-Year Index and 8.54% for the Lipper Intermediate Municipal Debt Funds Median.

  During the period ended July 31, 2001, the Portfolio's slightly longer than benchmark duration (a measure of sensitivity to interest rates) had a positive impact on performance, as did a lightening of its barbell strategy starting in the fall of 2000. During the period, we reduced the Portfolio's uninsured general obligation exposure in California in anticipation of that state's weakening economy.

  The Portfolio was negatively affected by the unprecedented interest rate cuts by the Federal Reserve Board (the "Fed"). In its most aggressive action since 1982, the Fed reduced interest rates six times, dropping the Federal Funds rate from 6.5% to 3.75%. The Portfolio was not positioned to take advantage of the resulting yield curve steepening due to its barbell strategy. Furthermore, the Portfolio's holdings on the short end of the yield curve were concentrated in callable sinking fund prerefunded and housing bonds, which tend to lag in a rally. Similarly, the income oriented Portfolio did not benefit from discount coupons' excess rally.

  Going forward, municipal issuance is likely to cool and demand may soften from retail investors with buying concentrated farther out on the yield curve. Given the radical steepness of the municipal yield curve and relative cheapness of longer municipals, the Fed's winding down of easy monetary policy and some fiscal stimulus leading to signs of economic stability, a flatter yield curve is likely. A flattening should have a positive effect on the Portfolio's return while the housing and sinking fund prerefunded exposures should provide a cushion in the event of a bearish environment. We also plan to continue the Portfolio's income orientation by focusing on higher coupon bonds.

*Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

PACE MUNICIPAL FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                7/31/01
---------------------------------------------------------
Weighted Average Duration                      4.55 yrs.
Weighted Average Maturity                      5.63 yrs.
Average Coupon                                   6.14%
Net Assets (mm)                                  $274.4
Bonds                                            100.1%
Liabilities in Excess of Other Assets            -0.1%
---------------------------------------------------------

TOP 5 SECTORS*                                  7/31/01
---------------------------------------------------------
Insured                                             35.2%
Federal Agency-Backed                               14.6
Housing                                             12.6
General Obligation                                  11.4
Revenue                                             10.6
---------------------------------------------------------
Total                                               84.4%

TOP 5 STATES*                                   7/31/01
---------------------------------------------------------
Texas                                                8.2%
Georgia                                              7.9
Illinois                                             7.9
Ohio                                                 7.6
Florida                                              6.4
---------------------------------------------------------
Total                                               38.0%

QUALITY DIVERSIFICATION*                        7/31/01
---------------------------------------------------------
AAA and Agency-Backed Securities                    65.9%
AA                                                  25.8
A                                                    8.3
---------------------------------------------------------
Total                                              100.0%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PACE GLOBAL FIXED INCOME INVESTMENTS

ADVISORS: Rogge Global Partners plc ("Rogge Global Partners") and Fischer Francis Trees & Watts, Inc. (and affiliates) ("FFTW")

PORTFOLIO MANAGERS: Rogge Global Partners: Team led by Olaf Rogge; FFTW: Team, with David Marmon as portfolio manager
OBJECTIVE: High total return
ROGGE GLOBAL PARTNERS' INVESTMENT PROCESS: Rogge Global Partners seeks to invest the Portfolio assets it manages in bonds of issuers in financially healthy countries because it believes that these investments produce the highest bond and currency returns over time. In deciding which bonds to buy for its portion of the Portfolio, Rogge Global Partners uses a top-down analysis to find value across countries and to forecast interest and currency-exchange rates over a one-year horizon in those countries. Rogge Global Partners also uses an optimization model to help determine country, currency and duration positions for its portion of the Portfolio. Rogge Global Partners generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the Portfolio assets it manages.
FFTW'S INVESTMENT PROCESS: FFTW divides the investment universe into three major blocs (Europe, the United States and Japan), plus emerging markets, and analyzes trends in economic growth, inflation, monetary and fiscal policies. FFTW decides which securities to buy for its portion of the Portfolio by looking for investment opportunities where its opinions on the current economic environment of a bloc or country differ from those it judges to be reflected in current market valuations. FFTW generally sells securities when it has identified more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                                  6 MONTHS         1 YEAR      5 YEARS  SINCE INCEPTION DEG.
----------------------------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*                -2.25%            N/A     N/A                1.09%
  Maximum Sales Charge                         Class B**                 N/A             N/A     N/A               -3.34
  or PACE program fee                          Class C***              -2.47             N/A     N/A                1.45
                                               Class Y+                -2.12             N/A     N/A               -1.76
                                               Class Pxx               -2.14            0.71%   2.05%               2.84
----------------------------------------------------------------------------------------------------------------------------
After Deducting                                Class A*                -6.19             N/A     N/A               -3.00
  Maximum Sales Charge                         Class B**                 N/A             N/A     N/A               -8.10
  or PACE program fee                          Class C***              -3.19             N/A     N/A                0.71
                                               Class Y+                -2.12             N/A     N/A               -1.76
                                               Class Pxx               -2.87           -0.79    0.53                1.30
----------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Government Bond Index (unhedged)++
                                                                       -2.03            1.08    2.56                3.12
----------------------------------------------------------------------------------------------------------------------------
Lipper Global Income Funds Median                                      -0.74            2.91    3.03                3.66
----------------------------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -5.05%; Class B--since inception -10.00%; Class C--since inception -1.38%; Class Y--since inception -3.86%; and Class P--one-year period, -4.60%; five-year period 0.44%; and since inception 0.97%.

DEG. Inception: since commencement of issuance on August 24, 1995 for Class P shares, December 11, 2000 for Class A shares, February 5, 2001 for
      Class B shares, December 1, 2000 for Class C shares, and January 16, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
      August 31, 1995.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

xx Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Salomon Smith Barney World Government Bond Index (unhedged) is a market capitalization weighted index composed of straight (i.e., not floating rate or index-linked) government bonds with a one year minimum maturity. The average maturity is seven years. The Index reflects 18 developed government bond markets. The performance is quoted in U.S. dollar terms (currency unhedged).

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES  CLASS P SHARES      SALOMON SMITH
          without PACE       with PACE      Barney World Govt
           program fee    program fee*  Bond Index (unhedged)
Jul-95         $10,000         $10,000                $10,000
Aug-95          $9,950          $9,947                $10,000
Sep-95         $10,242         $10,226                $10,223
Oct-95         $10,360         $10,331                $10,300
Nov-95         $10,460         $10,417                $10,416
Dec-95         $10,643         $10,586                $10,525
Jan-96         $10,583         $10,514                $10,395
Feb-96         $10,439         $10,358                $10,342
Mar-96         $10,346         $10,252                $10,327
Apr-96         $10,482         $10,374                $10,286
May-96         $10,421         $10,301                $10,288
Jun-96         $10,487         $10,353                $10,369
Jul-96         $10,668         $10,519                $10,569
Aug-96         $10,685         $10,523                $10,610
Sep-96         $10,798         $10,621                $10,653
Oct-96         $11,042         $10,847                $10,852
Nov-96         $11,252         $11,039                $10,996
Dec-96         $11,131         $10,907                $10,907
Jan-97         $10,828         $10,597                $10,615
Feb-97         $10,819         $10,575                $10,536
Mar-97         $10,694         $10,440                $10,456
Apr-97         $10,551         $10,287                $10,364
May-97         $10,821         $10,537                $10,646
Jun-97         $10,974         $10,672                $10,772
Jul-97         $11,046         $10,729                $10,688
Aug-97         $10,910         $10,584                $10,682
Sep-97         $11,293         $10,942                $10,909
Oct-97         $11,431         $11,061                $11,136
Nov-97         $11,320         $10,941                $10,966
Dec-97         $11,242         $10,851                $10,933
Jan-98         $11,400         $10,990                $11,039
Feb-98         $11,502         $11,075                $11,129
Mar-98         $11,446         $11,007                $11,018
Apr-98         $11,576         $11,118                $11,195
May-98         $11,529         $11,059                $11,220
Jun-98         $11,586         $11,100                $11,237
Jul-98         $11,586         $11,086                $11,252
Aug-98         $11,842         $11,317                $11,558
Sep-98         $12,582         $12,009                $12,173
Oct-98         $12,906         $12,303                $12,533
Nov-98         $12,897         $12,278                $12,356
Dec-98         $13,333         $12,678                $12,605
Jan-99         $13,241         $12,575                $12,489
Feb-99         $12,688         $12,035                $12,088
Mar-99         $12,688         $12,020                $12,118
Apr-99         $12,668         $11,985                $12,113
May-99         $12,337         $11,658                $11,910
Jun-99         $12,161         $11,477                $11,701
Jul-99         $12,338         $11,629                $11,988
Aug-99         $12,348         $11,625                $12,043
Sep-99         $12,443         $11,699                $12,231
Oct-99         $12,422         $11,665                $12,225
Nov-99         $12,232         $11,472                $12,097
Dec-99         $12,197         $11,425                $12,067
Jan-00         $11,714         $10,959                $11,810
Feb-00         $11,681         $10,915                $11,725
Mar-00         $12,005         $11,203                $12,089
Apr-00         $11,496         $10,715                $11,694
May-00         $11,627         $10,823                $11,785
Jun-00         $11,932         $11,094                $12,071
Jul-00         $11,724         $10,887                $11,867
Aug-00         $11,537         $10,700                $11,778
Sep-00         $11,535         $10,684                $11,755
Oct-00         $11,364         $10,513                $11,605
Nov-00         $11,583         $10,702                $11,836
Dec-00         $12,043         $11,113                $12,260
Jan-01         $12,065         $11,119                $12,244
Feb-01         $12,006         $11,051                $12,239
Mar-01         $11,729         $10,783                $11,887
Apr-01         $11,687         $10,731                $11,844
May-01         $11,641         $10,675                $11,808
Jun-01         $11,555         $10,583                $11,700
Jul-01         $11,808         $10,801                $11,995

  The graph depicts the performance of PACE Global Fixed Income Investments Class P shares versus the Salomon Smith Barney World Government Bond Index (unhedged). The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE Global Fixed Income Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISORS' COMMENTS

ROGGE GLOBAL PARTNERS

  Dynamics changed considerably during the fiscal year ended July 31, 2001, as the market's focus shifted from the "growth miracle" view towards a "how hard, how long" picture of slowdown. Both of these phases have been led by the U.S. economy, and its resultant effect on the world economy. Early in the period, economic data was pointing towards a sharp slowdown, triggered principally by the collapse in confidence of the new economy as indicated by the declines in the Nasdaq. The Fed acted swiftly during 2001, cutting rates six times by period-end. This environment has been positive for bond market returns.

  The U.S. economy and bond market performance strongly affected other global bond markets. Both Europe and Japan, as strong exporting economies, were impacted quickly by falling U.S. demand. This was recognized by both the European Central Bank's May rate cut, and the reversal of the Bank of Japan's hopeful August 2000 rate rise when the zero interest rate was reinitiated in March 2001.

*Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

  Perhaps the most surprising market move during the review period has been the strength of the U.S. dollar. Despite falling asset returns and interest rates, overseas investment flow continued to support the huge current account deficit of the U.S. and push the dollar higher. As a result, unhedged returns of overseas assets to a U.S. dollar investor were negatively impacted.

  Our portion of the Portfolio's performance was negatively affected by the strength of the U.S. dollar during the fiscal year. Our analysis underestimated the volume of capital flow into the U.S., particularly from Euroland. This resulted in failing to identify the U.S. dollar as the stronger returning currency during the review period, and therefore performance was negatively impacted. While the influence of these technical factors can and have been protracted, we believe that fundamental value will ultimately always be asserted. We believe that this corner may recently have been turned, with the fundamental factors of the huge private sector debt burden and current account deficit finally weighing on the U.S. dollar.

  During the fiscal period, country selection decisions have been modestly negative, with an overweight exposure to the European market versus the Japanese adding value. However, more recently, an allocation to Australian and Canadian bonds has subtracted from performance.

  Looking ahead, we remain of the view that there is little chance of a quick rebound in economic activity, given the recent weak economic data in the U.S., particularly in the labor market. The industrial sector is firmly in recession, while further deterioration in the labor market will hit the consumer much harder than it has up to now. This provides a good backdrop for global bond market returns over the coming months. In Europe, both industrial and consumer activity continue to deteriorate in the face of the global slowdown, and there are emerging signs of inflation having reached its peak. These, coupled with the U.S. factors, will support European bonds. In Japan, the recent highly anticipated Upper House election resulted in a larger than expected majority for Prime Minister Koizumi, and effectively gives him a strong mandate for structural reform. The current poor economic climate should not dissuade these reform plans, and, coupled with further monetary stimulus from Japanese government bond buybacks, should buoy Japanese bond prices.

  We plan to maintain a longer than index duration in our portion of the Portfolio weighted in favor of European bond markets, in expectation of further falls in yields. We anticipate maintaining our exposure to peripheral bond markets in the dollar bloc (Australia and Canada) where we think bonds are undervalued versus the U.S.

FFTW
FFTW assumed day-to-day management of a portion of the Portfolio's assets on October 10, 2000.

  During the period from October 10, 2000 through July 31, 2001, weak corporate earnings, rising unemployment and decreased capital spending in the U.S. spurred turbulent and uncertain equity markets. The U.S. Federal Reserve Board (the "Fed") acted aggressively and reduced interest rates six times in an attempt at economic reinvigoration. This turbulence provided a favorable environment for fixed income returns. In the latter part of the period, rates fell across maturities and the yield curve steepened dramatically. The U.S. dollar remained strong during the period, while the euro continued to depreciate against the dollar. The European economy continued to slow during the period, disappointing investors. The Japanese equity market continued to show weakness despite promised structural reforms by the newly elected government.

  From October 10, 2000 through July, 31, 2001, our portion of the Portfolio's currency strategy was the strongest contributor to performance. Our portion's overweight to nongovernment credits also added to total return. However, interest rate management detracted slightly from performance.

  Looking ahead, we expect decelerating global economic growth coupled with disinflation to drive interest rates lower. We believe that the U.S. may be near the bottom of its interest rate cycle while European rates have only just begun to fall. The U.S. leads the global business cycle and should show the first signs of a rebound. The eventual economic recovery in the U.S. should support corporate bonds. With valuations still nearer those seen in recession, we are overweighted in U.S. corporates.

PACE GLOBAL FIXED INCOME INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                               7/31/01
-------------------------------------------------------
Net Assets (mm)                                 $305.8
Number of Securities                             124
-------------------------------------------------------

QUALITY DIVERSIFICATION*                       7/31/01
-------------------------------------------------------
U.S. Government Securities                        17.0%
AAA                                               45.0
AA                                                25.5
A                                                 11.4
BBB                                                3.5
BB                                                 1.0
Nonrated                                           1.0
Cash & Equivalents/Liabilities in Excess of
 Other Assets                                     -4.4
-------------------------------------------------------
Total                                            100.0%

TOP 5 COUNTRIES*                               7/31/01
-------------------------------------------------------
United States                                     46.8%
Japan                                             10.8
Germany                                           10.6
United Kingdom                                     7.9
France                                             4.5
-------------------------------------------------------
Total                                             80.6%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

ADVISORS: SSgA Funds Management, Inc. ("SSgA"), Institutional Capital Corporation ("ICAP") and Westwood Management Corporation ("Westwood")

PORTFOLIO MANAGERS: SSgA: Team; ICAP: Team; Westwood: Susan Byrne

OBJECTIVE: Capital appreciation and dividend income

SSGA INVESTMENT PROCESS: SSgA uses several independent valuation measures to identify investment opportunities within a large cap value universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA constructs the portion of the Portfolio it advises by selecting the highest-ranked stocks from its investable universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Value Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect performance relative to the Index.

ICAP INVESTMENT PROCESS: ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for positive change is about to occur with potential to produce stock appreciation of 15% or more relative to the market over a 12- to 18-month period. ICAP also uses internally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and sells the stock when its target price is achieved, the catalyst becomes inoperative or ICAP identifies another stock with greater opportunity for appreciation.

WESTWOOD INVESTMENT PROCESS: Westwood maintains a list of securities that it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if Westwood's forecast for growth rates and earnings estimates exceeds Wall Street expectations, or Westwood's forecasted price/earnings ratio is less than the forecasted growth rate. Westwood monitors the issuing companies and will sell a stock if Westwood expects limited future price appreciation or the projected price/earnings ratio exceeds the three-year growth rate.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                                  6 MONTHS         1 YEAR      5 YEARS  SINCE INCEPTION DEG.
----------------------------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*                -0.96%            N/A     N/A                4.53%
  Maximum Sales Charge                         Class B**               -1.24             N/A     N/A                4.18
  or PACE program fee                          Class C***              -1.24             N/A     N/A                4.18
                                               Class Y+                -0.96             N/A     N/A                2.27
                                               Class Pxx               -0.96            8.32%  11.29%              12.50
----------------------------------------------------------------------------------------------------------------------------
After Deducting                                Class A*                -5.40             N/A     N/A               -0.17
  Maximum Sales Charge                         Class B**               -6.18             N/A     N/A               -0.82
  or PACE program fee                          Class C***              -2.23             N/A     N/A                3.18
                                               Class Y+                -0.96             N/A     N/A                2.27
                                               Class Pxx               -1.70            6.71    9.64               10.82
----------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index++                                             -1.85            8.74   15.79               15.77
----------------------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Median                                    -1.54           10.18   13.74               13.69
----------------------------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -0.06%; Class B--since inception -0.58%; Class C--since inception 3.42%; Class Y--since inception 2.39%; and Class P--one-year period, 5.22%; five-year period 8.59%; and since inception 11.03%.

 DEG. Inception: since commencement of issuance on August 24, 1995 for Class P shares, November 27, 2000 for Class A, B and C shares and January 19, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
   August 31, 1995.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

xx Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Russell 1000 Value Index measures the performance of a large universe of stocks with lower price-to-book ratios and lower forecasted growth values.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE RUSSELL 1000 VALUE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES WITHOUT  CLASS P SHARES WITH
              PACE program fee    PACE program fee*  Russell 1000 Value Index
Jul-95                 $10,000              $10,000                   $10,000
Aug-95                 $10,117              $10,113                   $10,000
Sep-95                 $10,442              $10,425                   $10,362
Oct-95                 $10,408              $10,379                   $10,259
Nov-95                 $10,975              $10,930                   $10,779
Dec-95                 $11,169              $11,110                   $11,049
Jan-96                 $11,622              $11,546                   $11,394
Feb-96                 $11,798              $11,706                   $11,480
Mar-96                 $12,016              $11,907                   $11,676
Apr-96                 $12,242              $12,116                   $11,720
May-96                 $12,426              $12,283                   $11,866
Jun-96                 $12,384              $12,227                   $11,876
Jul-96                 $11,790              $11,625                   $11,427
Aug-96                 $12,250              $12,064                   $11,754
Sep-96                 $12,795              $12,585                   $12,222
Oct-96                 $13,072              $12,840                   $12,695
Nov-96                 $13,968              $13,704                   $13,615
Dec-96                 $13,974              $13,693                   $13,441
Jan-97                 $14,483              $14,174                   $14,093
Feb-97                 $14,580              $14,250                   $14,300
Mar-97                 $14,106              $13,770                   $13,785
Apr-97                 $14,527              $14,163                   $14,364
May-97                 $15,598              $15,188                   $15,167
Jun-97                 $16,326              $15,878                   $15,818
Jul-97                 $17,581              $17,077                   $17,007
Aug-97                 $16,888              $16,383                   $16,402
Sep-97                 $17,643              $17,094                   $17,392
Oct-97                 $16,669              $16,130                   $16,907
Nov-97                 $17,028              $16,458                   $17,654
Dec-97                 $17,433              $16,827                   $18,170
Jan-98                 $17,557              $16,926                   $17,912
Feb-98                 $19,081              $18,373                   $19,117
Mar-98                 $20,178              $19,404                   $20,287
Apr-98                 $19,977              $19,187                   $20,423
May-98                 $19,691              $18,889                   $20,121
Jun-98                 $19,815              $18,984                   $20,378
Jul-98                 $19,320              $18,486                   $20,020
Aug-98                 $16,565              $15,831                   $17,041
Sep-98                 $17,747              $16,939                   $18,019
Oct-98                 $19,091              $18,199                   $19,415
Nov-98                 $19,892              $18,938                   $20,320
Dec-98                 $20,632              $19,619                   $21,011
Jan-99                 $20,498              $19,467                   $21,179
Feb-99                 $19,715              $18,700                   $20,881
Mar-99                 $20,395              $19,321                   $21,313
Apr-99                 $22,220              $21,024                   $23,303
May-99                 $21,901              $20,695                   $23,047
Jun-99                 $22,777              $21,496                   $23,715
Jul-99                 $21,798              $20,546                   $23,021
Aug-99                 $21,024              $19,793                   $22,166
Sep-99                 $19,498              $18,333                   $21,393
Oct-99                 $19,539              $18,349                   $22,625
Nov-99                 $19,653              $18,432                   $22,449
Dec-99                 $19,778              $18,527                   $22,556
Jan-00                 $18,449              $17,260                   $21,821
Feb-00                 $16,937              $15,825                   $20,200
Mar-00                 $18,630              $17,386                   $22,664
Apr-00                 $19,460              $18,138                   $22,401
May-00                 $19,699              $18,337                   $22,636
Jun-00                 $18,869              $17,543                   $21,602
Jul-00                 $18,585              $17,257                   $21,872
Aug-00                 $19,563              $18,142                   $23,088
Sep-00                 $19,506              $18,067                   $23,300
Oct-00                 $20,051              $18,549                   $23,874
Nov-00                 $19,225              $17,762                   $22,988
Dec-00                 $20,269              $18,704                   $24,140
Jan-01                 $20,327              $18,733                   $24,231
Feb-01                 $20,005              $18,414                   $23,558
Mar-01                 $19,328              $17,768                   $22,726
Apr-01                 $20,384              $18,716                   $23,840
May-01                 $20,682              $18,966                   $24,376
Jun-01                 $20,154              $18,459                   $23,835
Jul-01                 $20,131              $18,415                   $23,785

  The graph depicts the performance of PACE Large Company Value Equity Investments Class P shares versus the Russell 1000 Value Index. The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE Large Company Value Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISORS' COMMENTS

SSGA

SSgA assumed day-to-day management of a portion of the Portfolio's assets on October 10, 2000.

  During the period from October 10, 2000 through July 31, 2001, our portion of the Portfolio was managed in a difficult economic and investment environment. Economic growth continued to slow, as corporations cut capital spending, reduced their employee rolls and trimmed their budgets in an effort to stabilize their businesses and boost earnings. Despite these efforts, many corporations reported weak revenues and earnings throughout the 12-month period and offered little guidance as to when future revenues and earnings might pick up.

*Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

  The downturn in corporate earnings led to a swift and severe decline in stock prices. Initially, much of the decline in the stock market was in the broad area of technology, but the sell-off in technology spread to other market sectors. A positive outcome of this otherwise negative environment was the expansion in market breadth--investors have broadened their scope to seek out long-term opportunities in a variety of other sectors.

  While virtually all types of stocks declined during the 12 months, value stocks, which had been out of favor for more than a year, were relatively strong performers. As high-flying growth stocks tumbled, however, investors sought stocks with relatively low valuations and that had the potential for steady gains over time. In managing our portion of the Portfolio, we tightened our risk controls in areas where the earnings cycle was particularly weak. These areas included high technology manufacturing, semiconductors, software and computer hardware. From the outset, we viewed this move as a short-term modification that would be reversed when conditions changed for the better. In June 2001, we loosened the stock level risk controls slightly, as they appeared to have had the desired effect.

  Our portion of the Portfolio's performance was affected primarily by strong stock selection in the financial and energy sectors. In the financial area, thrift institutions, securities/asset management firms and banks contributed to performance. Specifically, investments in Dime Bancorp (0.1%),* Washington Mutual (1.3%)* and John Hancock Financial Services (0.4%)* were among the best performers. Within the energy sector, higher prices boosted the profits of energy companies, and investments in the energy reserves/production, oil refining and oil services industries bolstered our portion's return.

  Technology stocks were the largest detractor from performance, although their impact was mitigated given the sector's low (6.9%)* weighting. Investments in the computer software industry led to most of the underperformance in the sector.

  As we look ahead, we believe that the market will continue to be weak over the next several months but that there will be pockets of positive performance. Even though the consumer is keeping a recession at bay, a major economic turnaround depends on increased corporate spending. Weak profits and a lack of earnings visibility will continue to weigh heavily on the equity markets. Corporate cost-cutting measures, including layoffs and declining capital expenditures, should lead to improved earnings during the first half of 2002. As always, we remain true to our investment philosophy of purchasing securities that are undervalued relative to their industry peers and that have improving earnings growth expectations. In addition, risk control continues to be an important part of our process. We believe that our portion of the Portfolio is well positioned for the coming periods.

ICAP

  During the fiscal year ended July 31, 2001, there was a significant downturn in the number of goods and services produced by the U.S. economy. This downturn resulted in a 30% to 50% decline in corporate revenues, weak corporate profits and a sharp decline in stock prices. While the stock market in general declined, value stocks prospered and significantly outperformed the market and growth stocks.

  During the period, we maintained our bottom-up stock picking process. In selecting stocks for our portion of the Portfolio, we continued to identify catalysts that we felt would boost a company's stock price by 15% or more over a 12-to-18 month period. We emphasized three investment themes: "targeting the targets," which focused on companies with strong franchises, low valuations and solid cash flows that are viable take-over candidates; "picking up the pieces," which emphasized select quality companies in the technology, media and telecommunications sectors that have had extreme price declines but that continue to have strong fundamentals; and "capitalizing on infrastructure," which focuses on sectors that have had little investment for years but that should benefit from rebuilding. These investment themes had a positive impact on performance.

  We continued our investment strategy of focusing on high-quality, domestic companies with attractive stock valuations. Our portion of the Portfolio is currently overweighted in financial stocks, which should benefit from the favorable monetary environment and restructuring efforts within the financial industry.

  Looking ahead, we believe that U.S. economic growth will continue to be sluggish and that worldwide growth may also suffer. Nevertheless, there are corrective forces at work that could spark moderate growth late in 2001 and into

*Weightings represent percentages of net assets as of July 31, 2001. The
 Portfolio is actively managed and its composition will vary over time.

2002. These include a decline in U.S. and overseas interest rates, low inflation and U.S. tax rebates. While we expect corporate profits to continue to be weak through 2001, we believe there will be some improvement in 2002. In this environment, equities should do well. We will continue our team-driven bottom-up stock picking process. We intend that our portion of the Portfolio will be composed of high-quality, domestic stocks.

WESTWOOD

  During the fiscal year ended July 31, 2001, investors went from expecting a "v-shaped" economic recovery to believing that the recovery may not come until sometime in 2002. As the economy continued to weaken, the Federal Reserve Board (the "Fed") trimmed interest rates. The Fed reduced interest rates six times, for a total of 2.75%, between January 1, 2001 and July 31, 2001, in an effort to stimulate economic growth.

  During the fiscal period, individual stock selection played an important role in the performance of our portion of the Portfolio. For example, early in the period, we began adding selected financial stocks to our portion, as interest rates declined and the yield curve grew more positive, with long-term yields rising above short-term yields. Lower interest rates and a positive yield curve are generally favorable for financial stocks. The holdings in MetLife (1.4%),* Suntrust Banks (0.8%)* and PNC Financial Services (sold during the period) aided performance. Certain stocks in the basic materials sector also aided performance, overweighted positions to the capital goods and REIT (real estate investment trust) sectors were also positive. Conversely, investments in healthcare and transportation detracted from performance.

  While individual consumer cyclical stocks made relatively strong gains, our portion of the Portfolio's overweighted position to the consumer cyclical area held back its return. Early in the period, consumer spending was strong, but as unemployment rose, consumer spending began to slow. Therefore, we moved to an underweighted position in consumer cyclicals, and we shifted our emphasis from companies that serve high-end customers to those that focus on value-conscious shoppers.

  The continued decline in corporate capital spending led to reduced profits and lower stock prices for technology companies. As a result, technology shares continued their pullback from the lofty valuations of the late 1990s, and our portion of the Portfolio's overweighted technology position dampened performance. MCI WorldCom (0.8%)*, JDS Uniphase (sold during the period) and Compaq Computer (0.6%)* were among the worst performers. While many technology companies declined significantly, they did not reach attractive valuation levels. We shall continue to monitor the technology sector for companies that are trading at reasonable valuation levels and that have catalysts that will help the market become aware of their value.

  We have a long-term positive view for utility and energy shares, and our portion of the Portfolio is overweighted in these sectors relative to the Index. We believe that the utility and energy sectors have strong fundamental underpinnings and that they will provide longer-term growth opportunities when the economy returns to normal growth and industrial demand picks up. Earnings growth in the utility sector continues to outpace expectations, and the deregulation of the sector is exposing inefficiencies. While some companies are suffering from unsuccessful deregulation efforts, well-run companies with strong management teams are doing well. Although the sector is suffering from problems in California, companies with excess electricity generation and investments in higher growth international markets should outperform. We believe there is a supply shortage in natural gas and that demand should grow as new natural gas fired electricity generation facilities are built. Well-run utility and energy companies should be able to take advantage of these opportunities and grow earnings at a relatively fast pace.

  Our allocation to the energy group was both positive and negative. As commodity prices moved to levels that were unsustainable, energy stocks were outperformers early in the period. In 2001, a seasonal increase in inventories and a softening economy led to lower commodity prices and had a negative impact on our portion of the Portfolio's energy shares. We continue to believe that there are strong fundamental underpinnings for energy stocks and that the market's negative reaction was a short-term event.

  Looking ahead, we believe that actions taken by the Fed should provide support for the economy for the remainder of 2001 and into 2002. However, significant impediments to growth will remain. These include reduced capital expenditures, relatively large inventories and slower global growth. Therefore, we do not expect a sharp rebound in

*Weightings represent percentages of net assets as of July 31, 2001. The
 Portfolio is actively managed and its composition will vary over time.

economic activity. As for specific gross domestic product (GDP) components, consumption should remain positive, but only modest gains are expected. Consumer fundamentals, such as unemployment, income growth and confidence, while still at respectable levels, are not expected to improve dramatically over the next several quarters. The labor market is likely to remain weak, which may lead to only modest gains in personal income. The tax cut and tax rebates should provide some support but will not be a major contributor to economic growth in 2002. We expect some improvement in capital expenditures. However, productivity gains are projected to remain below trend, which implies continued pressure on profit margins. Housing should remain at a fairly high level, but will not contribute significantly to GDP. One bright spot may be inventories. As inventories reach low levels, there may be a pick-up in manufacturing, as inventories will have to be rebuilt.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                               7/31/01
-------------------------------------------------------
Size of Portfolio (bln)                         $1.04
Number of Securities                             174
Stocks                                          98.6%
Cash Equivalents and Other Assets in Excess
 of Liabilities                                  1.4%
-------------------------------------------------------

TOP TEN HOLDINGS*                              7/31/01
-------------------------------------------------------
Citigroup                                         3.7%
Exxon Mobil                                       2.9
Verizon Communications                            2.2
Federal National Mortgage Association             1.9
Bank of America                                   1.9
Sears, Roebuck & Co.                              1.7
International Business Machines                   1.6
MetLife                                           1.4
SBC Communications                                1.4
Conoco                                            1.4
-------------------------------------------------------
Total                                            20.1%

TOP FIVE SECTORS*                              7/31/01
-------------------------------------------------------
Financial Services                               30.4%
Consumer Cyclicals                               16.4
Energy                                           13.0
Utilities                                        10.8
Technology                                        6.9
-------------------------------------------------------
Total                                            77.5%

*Weightings represent percentages of net assets as of July 31, 2001. The
 Portfolio is actively managed and its composition will vary over time.

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

ADVISORS: Alliance Capital Management L.P. ("Alliance Capital") and SSgA Funds Management, Inc. ("SSgA")
PORTFOLIO MANAGERS: Alliance: Jane Mack Gould; SSgA: Team
OBJECTIVE: Capital appreciation
ALLIANCE CAPITAL INVESTMENT PROCESS: Alliance Capital follows its "disciplined growth" strategy in seeking to identify the best combinations of earnings growth and reasonable valuation in selecting stocks for its portion of the Portfolio. Alliance Capital ranks each stock in its investment universe based on its analysts' assessments and fundamental research that includes six measures of earnings growth and valuation. Alliance Capital normally invests its portion of the Portfolio in stocks that rank in the top 30% of this research universe and generally sells stocks that rank in the bottom half.
SSGA INVESTMENT PROCESS: SSgA uses several independent valuation measures to identify investment opportunities within a large-cap growth universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs its portion of the Portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the benchmark (the Russell 1000 Growth Index) to maximize the risk/reward trade-off. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect performance relative to the Index.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                           6 MONTHS  1 YEAR   5 YEARS  SINCE INCEPTION DEG.
-----------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*    -21.07%      N/A     N/A            -21.98%
 Maximum Sales Charge                          Class B**   -21.24       N/A     N/A            -22.26
 or PACE program fee                           Class C***  -21.19       N/A     N/A            -22.21
                                               Class Y+       N/A       N/A     N/A            -15.63
                                               Class Pxx   -21.01    -34.17%  11.29%            11.32
-----------------------------------------------------------------------------------------------------------
After Deducting                                Class A*    -24.63       N/A     N/A            -25.50
 Maximum Sales Charge                          Class B**   -25.18       N/A     N/A            -26.15
 or PACE program fee                           Class C***  -21.98       N/A     N/A            -22.99
                                               Class Y+       N/A       N/A     N/A            -15.63
                                               Class Pxx   -21.60    -35.15    9.63              9.66
-----------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index++                                -21.79    -35.06   12.78             13.41
-----------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Median                       -19.98    -30.71   13.08             12.39
-----------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -23.02%; Class B--since inception -23.64%; Class C--since inception -20.42%; Class Y--since inception -12.89%; and Class P--one-year period, -33.84%; five-year period 8.91%; and since inception 10.43%.

DEG. Inception: since commencement of issuance or reissuance on August 24, 1995 for Class P shares, November 27, 2000 for Class A, B and C shares and February 23, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: August 31, 1995.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

xx Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Russell 1000 Growth Index measures the performance of a large universe of stocks with higher price-to-book ratios and higher forecasted growth values.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE RUSSELL 1000 GROWTH INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES WITHOUT  CLASS P SHARES WITH
              PACE program fee    PACE program fee+  Russell 1000 Growth Index
Jul-95                 $10,000              $10,000                    $10,000
Aug-95                 $10,000               $9,997                    $10,000
Sep-95                 $10,367              $10,350                    $10,461
Oct-95                 $10,400              $10,371                    $10,468
Nov-95                 $10,675              $10,632                    $10,876
Dec-95                 $10,667              $10,610                    $10,938
Jan-96                 $10,967              $10,895                    $11,303
Feb-96                 $11,234              $11,147                    $11,510
Mar-96                 $11,284              $11,182                    $11,525
Apr-96                 $11,485              $11,367                    $11,828
May-96                 $11,810              $11,674                    $12,241
Jun-96                 $11,819              $11,668                    $12,258
Jul-96                 $11,076              $10,921                    $11,539
Aug-96                 $11,485              $11,310                    $11,837
Sep-96                 $12,520              $12,314                    $12,699
Oct-96                 $12,662              $12,438                    $12,775
Nov-96                 $13,338              $13,085                    $13,734
Dec-96                 $12,932              $12,672                    $13,465
Jan-97                 $13,660              $13,368                    $14,409
Feb-97                 $13,267              $12,967                    $14,311
Mar-97                 $12,313              $12,020                    $13,537
Apr-97                 $13,208              $12,878                    $14,436
May-97                 $13,944              $13,578                    $15,478
Jun-97                 $14,605              $14,204                    $16,097
Jul-97                 $16,128              $15,665                    $17,520
Aug-97                 $15,115              $14,664                    $16,495
Sep-97                 $16,019              $15,521                    $17,307
Oct-97                 $15,567              $15,064                    $16,666
Nov-97                 $15,735              $15,207                    $17,375
Dec-97                 $16,138              $15,577                    $17,569
Jan-98                 $16,475              $15,883                    $18,095
Feb-98                 $18,089              $17,417                    $19,455
Mar-98                 $18,789              $18,069                    $20,232
Apr-98                 $19,100              $18,344                    $20,511
May-98                 $18,896              $18,126                    $19,928
Jun-98                 $20,039              $19,199                    $21,148
Jul-98                 $20,385              $19,506                    $21,008
Aug-98                 $16,377              $15,651                    $17,855
Sep-98                 $17,149              $16,368                    $19,226
Oct-98                 $19,100              $18,207                    $20,772
Nov-98                 $20,350              $19,375                    $22,353
Dec-98                 $22,601              $21,491                    $24,369
Jan-99                 $24,138              $22,923                    $25,800
Feb-99                 $23,167              $21,974                    $24,621
Mar-99                 $23,996              $22,732                    $25,918
Apr-99                 $24,043              $22,748                    $25,952
May-99                 $23,402              $22,114                    $25,155
Jun-99                 $25,429              $23,999                    $26,916
Jul-99                 $24,392              $22,992                    $26,060
Aug-99                 $24,835              $23,380                    $26,485
Sep-99                 $23,930              $22,500                    $25,929
Oct-99                 $25,730              $24,163                    $27,886
Nov-99                 $26,126              $24,504                    $29,392
Dec-99                 $28,307              $26,516                    $32,449
Jan-00                 $26,963              $25,225                    $30,927
Feb-00                 $26,750              $24,995                    $32,439
Mar-00                 $30,000              $27,996                    $34,762
Apr-00                 $29,071              $27,096                    $33,107
May-00                 $27,708              $25,793                    $31,439
Jun-00                 $29,071              $27,028                    $33,822
Jul-00                 $28,723              $26,671                    $32,411
Aug-00                 $30,860              $28,620                    $35,344
Sep-00                 $27,949              $25,888                    $32,001
Oct-00                 $26,644              $24,648                    $30,487
Nov-00                 $22,828              $21,092                    $25,993
Dec-00                 $22,627              $20,879                    $25,172
Jan-01                 $23,937              $22,061                    $26,911
Feb-01                 $19,838              $18,260                    $22,342
Mar-01                 $17,396              $15,992                    $19,911
Apr-01                 $19,849              $18,224                    $22,430
May-01                 $19,849              $18,202                    $22,100
Jun-01                 $19,524              $17,881                    $21,587
Jul-01                 $18,908              $17,296                    $21,048

  The graph depicts the performance of PACE Large Company Growth Equity Investments Class P shares versus the Russell 1000 Growth Index. The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE Large Company Growth Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISORS' COMMENTS
ALLIANCE CAPITAL

  During the fiscal year ended July 31, 2001, we managed our portion of the Portfolio in a turbulent investment environment. Economic growth slowed and corporations reported weak profits leading to a broad-based sell-off in the stock market. As a result, stock prices declined precipitously.

  During the fiscal year, there were two main management strategies affecting our portion of the Portfolio's performance. First, we were underweighted in technology relative to the benchmark, the Russell 1000 Growth Index. While we believe that technology is a growth sector, near-term fundamentals are weak. Therefore, we sought opportunities in other sectors. We were overweighted in consumer and financial services stocks, areas in which we found an attractive balance between growth and valuation. Second, we emphasized companies across all industry sectors that have the potential to produce earnings growth in the mid-teens. While a mid-teens growth rate is more modest than some recent growth rates, we believe it compares favorably with the potential for mid single-digit growth of the broader market over the next few years.

  During the 12-month period ended July 31, 2001, consumer services stocks were strong contributors to performance, with companies such as Kohl's (2.1%),* Harley Davidson (2.5%),* AOL Time Warner (4.0%)* and Comcast (1.3%)* producing relatively strong gains. Financial services stocks also helped boost performance, with Citigroup (2.8%)* and MBNA (1.6%)* benefiting from predictable growth, lower valuations and Federal Reserve Board (the "Fed") interest-rate cuts. A combination of defensive growth characteristics and a perceived reduction in the government's involvement in the industry helped healthcare stocks. Pfizer (5.6%),* Schering-Plough (1.3%),* Medtronic (1.2%)* and Cardinal Health (1.4%)* contributed solid gains. In addition, Tyco (3.1%),* a large, multi-industry holding, produced strong earnings and helped our portion of the Portfolio's return.

+Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

*Weightings represent percentages of net assets as of July 31, 2001. The
 Portfolio is actively managed and its composition will vary over time.

  The relative weakness in our portion of the Portfolio came from the technology sector. Valuations, which peaked in March of 2000, continued to correct, as revenues and earnings, which had grown to unprecedented rates, plunged precipitously. Although our portion of the Portfolio was underweighted in the technology sector relative to the benchmark, broad-based declines in individual stocks hurt the Portfolio. Cisco (2.6%),* Intel (2.0%),* Sun Microsystems (0.4%)* and Solectron (1.7%)* detracted the most from performance. However, Flextronics (1.5%),* Microsoft (4.3%)* and Altera (1.4%)* aided results.

  The near-term market environment remains challenging. We believe the U.S. economy is teetering on the verge of a recession, brought on by a dramatic slowdown in capital spending, rising interest rates in 1999 and 2000 and surging energy costs. Corporations, seeking to cut expenses, have responded by reducing inventories and laying off employees. This weakness spread abroad, exacerbating the domestic slowdown. Corporate profits, which have declined throughout 2001 are expected to fall about 15% in the September quarter. The consumer holds the key to the next six months. Although confidence has waned, the consumer has been relatively resilient thus far. If spending stabilizes, as we expect, the U.S. economy will avoid a technical recession, which is defined as two consecutive quarters of declining gross domestic product (GDP).

  Despite this backdrop, signs of optimism are beginning to emerge. The Fed's aggressive interest-rate cutting policy and a tax refund could help stimulate the economy. We expect modest growth in the second half of 2001 and anticipate that real GDP will be 3% in 2002. Inflation is virtually nonexistent--even energy prices are well off their recent peaks. We expect a 2% increase in the core consumer price index (CPI) for both 2001 and 2002. We believe earnings are declining at a slower rate, and we expect corporate profits to reach bottom in the upcoming quarter. Valuations are more attractive today, and money market funds have reached record levels, suggesting high pent-up demand for equities when market sentiment changes. The stock market tends to rebound about three months before the end of an economic slowdown.

  We are optimistic over the long run. Competitively, U.S. companies appear well positioned to capitalize on the globalization of markets. We expect inflation to remain in check, so true growth companies should command valuation premiums relative to the S&P 500. We continue to invest in leading companies that we believe offer the best combination of superior growth and reasonable valuation. At the same time we recognize the challenges of the current environment and seek to mitigate risk by emphasizing strong management teams, solid balance sheets and portfolio diversification.

SSGA

  During the fiscal year ended July 31, 2001, our portion of the Portfolio was managed in a difficult economic and investment environment. Economic growth continued to slow, as corporations cut capital spending, reduced their employee rolls and trimmed their budgets in an effort to stabilize their businesses and boost earnings. Despite these efforts, many corporations reported weak revenues and earnings throughout the fiscal year and offered little guidance as to when future revenues and earnings might pick up. In an effort to stimulate economic growth, the Federal Reserve Board (the "Fed") reduced interest rates six times for a total of 2.75% between January 1, 2001 and July 31, 2001. Because it takes several months for interest-rate cuts to work through the economy, the Fed's actions had little effect on economic growth or corporate spending. One bright spot during the period was the area of consumer spending. For months, consumers continued to purchase goods and services at a healthy pace. Toward the end of the period, however, investors grew concerned that consumer spending might deteriorate as a result of increasing unemployment.

  Because stock prices generally follow earnings, lackluster corporate earnings led to a swift and severe decline in the stock market. While virtually all types of stocks were affected, growth stocks suffered more than value stocks and large-cap stocks declined more than mid-cap and small-cap stocks. At first, much of the decline in the stock market was in the broad area of technology, but the sell-off in technology spread to other market sectors. One of the more positive outcomes of this otherwise negative environment was the expansion in market breadth. In the late 1990s, investors tended to emphasize technology stocks. As technology stocks lost favor, however, investors broadened their scope and sought long-term opportunities in a variety of other sectors.

  In managing our portion of the Portfolio, we tightened our risk controls in areas where earnings were particularly weak. These areas included high technology manufacturing, semiconductors, software and computer hardware. From the outset we viewed this move as a short-term modification that would be reversed when conditions changed for the

*Weightings represent percentages of net assets as of July 31, 2001. The
 Portfolio is actively managed and its composition will vary over time.

better. In June 2001, we loosened the stock level risk controls slightly, as they appeared to have had the desired effect of boosting performance. During the period, our portion of the Portfolio benefited from strong stock selection in the financial and health care sectors. Poor stock selection in the technology area detracted from performance.

  As we look ahead, we believe that the market will continue to be weak over the next several months but that there will be pockets of positive performance. Even though the consumer is keeping a recession at bay, a major economic turnaround depends on increased corporate spending. Weak corporate profits and a lack of earnings visibility will continue to weigh heavily on the equity markets. Corporate cost-cutting measures, including layoffs and declining capital expenditures, should lead to improved earnings during the first half of 2002. As always, we remain true to our investment philosophy of purchasing securities that are undervalued relative to their industry peers and that have improving earnings growth expectations. In addition, risk control continues to be an important part of our process. We believe that our portion of the Portfolio is well positioned for the coming months.

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                               7/31/01
-------------------------------------------------------
Net Assets (mm)                                 $625.6
Number of Securities                             123
Stocks                                          99.7%
ADRs                                             0.9%
Cash Equivalents and Liabilities in Excess of
 Other Assets                                   -0.6%
-------------------------------------------------------

TOP FIVE SECTORS*                              7/31/01
-------------------------------------------------------
Technology                                       26.8%
Consumer Cyclicals                               22.9
Healthcare                                       21.5
Financials                                       20.4
Consumer Noncyclicals                             3.9
-------------------------------------------------------
Total                                            95.5%

TOP TEN STOCKS*                                7/31/01
-------------------------------------------------------
General Electric                                  6.5%
Pfizer                                            5.6
Microsoft                                         4.3
AOL Time Warner                                   4.0
American International Group                      3.2
Tyco International                                3.1
Citigroup                                         2.8
Cisco Systems                                     2.6
Harley Davidson                                   2.5
Kohl's                                            2.1
-------------------------------------------------------
Total                                            36.7%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS

ADVISORS: Ariel Capital Management, Inc. ("Ariel") and ICM Asset
Management, Inc. ("ICM")
PORTFOLIO MANAGERS: Ariel: Eric T. McKissack; ICM: ICM Management Team
OBJECTIVE: Capital appreciation
ARIEL INVESTMENT PROCESS: Ariel invests in stocks of companies that it believes are misunderstood or undervalued. It seeks to identify companies in consistent industries with distinct market niches and excellent management teams. It focuses on value stocks, which it defines as stocks that have a low P/E ratio based on forward earnings and that trade at a significant discount to the private market value that Ariel calculates for each stock. Ariel generally sells stocks that cease to meet these criteria or that are at risk for fundamental deterioration.

ICM INVESTMENT PROCESS: ICM invests primarily in common stocks of companies believed to offer good relative value that have either fallen into disfavor among investors or are underresearched. In deciding which stocks to buy for its portion of the Portfolio, ICM uses a top-down analysis to identify broad sectors of the market believed to offer good relative value and then seeks to identify individual companies within those sectors that meet ICM's investment criteria. ICM also performs a bottom-up analysis to attempt to discover inefficiently priced stocks in a broad range of sectors, including those not identified in the top-down analysis. These two approaches are combined in various proportions depending on market conditions. ICM then applies fundamental research analysis. ICM generally sells stocks that meet price objectives, no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                                6 MONTHS     1 YEAR  5 YEARS  SINCE INCEPTION DEG.
------------------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*               6.38%    N/A     N/A           22.21%
 Maximum Sales Charge                          Class B**              6.14     N/A     N/A           22.22
 or PACE program fee                           Class C***             6.14     N/A     N/A           21.78
                                               Class Y+               6.44     N/A     N/A           24.32
                                               Class Pxx              6.51   29.20%  12.94%          11.29
------------------------------------------------------------------------------------------------------------------
After Deducting                                Class A*               1.61     N/A     N/A           16.68
 Maximum Sales Charge                          Class B**              1.14     N/A     N/A           17.22
 or PACE program fee                           Class C***             5.14     N/A     N/A           20.78
                                               Class Y+               6.44     N/A     N/A           24.32
                                               Class Pxx              5.71   27.27   11.26            9.63
------------------------------------------------------------------------------------------------------------------
Russell 2500 Value Index++                                            5.62   21.69   15.35           14.34
------------------------------------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Median                                   8.25   25.82   14.17           13.61
------------------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception 15.65%; Class B--since inception 16.21%; Class C--since inception 19.78%; Class Y--since inception 23.16%; and Class P--one-year period, 30.08%; five-year period 9.97%; and since inception 9.62%.

DEG. Inception: since commencement of issuance on August 24, 1995 for Class P shares, November 27, 2000 for Class A shares, November 28, 2000 for
      Class B shares, November 27, 2000 for Class C shares and December 20, 2000 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
      August 31, 1995.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

xx Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Russell 2500 Value Index measures the performance of a large universe of stocks with lower price-to-book ratios and lower forecasted growth values.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE RUSSELL 2500 VALUE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES WITHOUT  CLASS P SHARES WITH
              PACE program fee    PACE program fee+  Russell 2500 Value Index
Jul-95                 $10,000              $10,000                   $10,000
Aug-95                 $10,017              $10,013                   $10,000
Sep-95                 $10,025              $10,009                   $10,158
Oct-95                  $9,617               $9,589                    $9,886
Nov-95                  $9,867               $9,826                   $10,328
Dec-95                  $9,992               $9,939                   $10,548
Jan-96                 $10,034               $9,968                   $10,668
Feb-96                 $10,142              $10,063                   $10,820
Mar-96                 $10,376              $10,283                   $11,024
Apr-96                 $10,711              $10,601                   $11,242
May-96                 $10,953              $10,827                   $11,426
Jun-96                 $10,786              $10,649                   $11,361
Jul-96                 $10,276              $10,132                   $10,816
Aug-96                 $10,794              $10,630                   $11,325
Sep-96                 $11,096              $10,913                   $11,713
Oct-96                 $11,246              $11,047                   $11,910
Nov-96                 $11,948              $11,722                   $12,613
Dec-96                 $12,225              $11,979                   $12,887
Jan-97                 $12,656              $12,386                   $13,217
Feb-97                 $12,777              $12,488                   $13,364
Mar-97                 $12,406              $12,111                   $12,991
Apr-97                 $12,389              $12,079                   $13,242
May-97                 $13,432              $13,080                   $14,165
Jun-97                 $14,346              $13,952                   $14,832
Jul-97                 $15,105              $14,672                   $15,642
Aug-97                 $15,337              $14,879                   $15,721
Sep-97                 $16,476              $15,963                   $16,678
Oct-97                 $16,165              $15,643                   $16,184
Nov-97                 $16,277              $15,732                   $16,530
Dec-97                 $16,781              $16,198                   $17,150
Jan-98                 $16,511              $15,918                   $16,857
Feb-98                 $17,645              $16,989                   $17,902
Mar-98                 $18,341              $17,638                   $18,786
Apr-98                 $18,592              $17,857                   $18,775
May-98                 $17,812              $17,086                   $18,183
Jun-98                 $17,422              $16,691                   $18,114
Jul-98                 $16,158              $15,461                   $16,956
Aug-98                 $13,770              $13,159                   $14,294
Sep-98                 $13,937              $13,303                   $15,130
Oct-98                 $14,402              $13,729                   $15,805
Nov-98                 $14,783              $14,074                   $16,315
Dec-98                 $15,214              $14,467                   $16,820
Jan-99                 $15,079              $14,321                   $16,336
Feb-99                 $13,803              $13,092                   $15,498
Mar-99                 $13,626              $12,908                   $15,474
Apr-99                 $15,380              $14,552                   $17,002
May-99                 $15,899              $15,024                   $17,349
Jun-99                 $16,522              $15,593                   $17,953
Jul-99                 $16,345              $15,407                   $17,610
Aug-99                 $15,567              $14,655                   $16,934
Sep-99                 $14,944              $14,051                   $16,400
Oct-99                 $14,487              $13,605                   $16,417
Nov-99                 $14,487              $13,588                   $16,507
Dec-99                 $14,789              $13,853                   $17,070
Jan-00                 $13,967              $13,067                   $16,360
Feb-00                 $13,178              $12,313                   $16,643
Mar-00                 $14,110              $13,167                   $17,868
Apr-00                 $14,033              $13,079                   $17,861
May-00                 $14,175              $13,196                   $17,829
Jun-00                 $14,164              $13,169                   $17,761
Jul-00                 $14,614              $13,570                   $18,146
Aug-00                 $15,283              $14,173                   $19,097
Sep-00                 $15,381              $14,247                   $18,983
Oct-00                 $15,305              $14,158                   $18,971
Nov-00                 $15,342              $14,175                   $18,730
Dec-00                 $16,529              $15,252                   $20,618
Jan-01                 $17,727              $16,338                   $20,907
Feb-01                 $17,638              $16,235                   $20,731
Mar-01                 $16,917              $15,552                   $20,211
Apr-01                 $17,594              $16,154                   $21,361
May-01                 $18,493              $16,958                   $22,017
Jun-01                 $18,703              $17,130                   $22,228
Jul-01                 $18,881              $17,271                   $22,081

  The graph depicts the performance of PACE Small/Medium Company Value Equity Investments Class P shares versus the Russell 2500 Value Index. The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE Small/Medium Company Value Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
ADVISORS' COMMENTS
  The markets endured a bumpy ride during the fiscal year ended July 31, 2001. During the period, capital spending decreased along with corporate profits, while unemployment continued to be a cause for concern among consumers. Furthermore, gross domestic product (GDP) fell during 2001 to an anemic 0.2% at the end of the second quarter. Not even the Federal Reserve's aggressive interest-rate reductions have been able to jump-start the stagnant economy. Despite the market turbulence and uncertainty of the past twelve months, however, small- and mid-cap value stocks have enjoyed a rally and demonstrated strong results. The Portfolio's Class P shares returned 29.20% (before the deduction of the PACE program fee; 27.27% after the deduction of the fee) for the fiscal year ended July 31, 2001. That compares favorably with the Russell 2500 Value Index return of 21.69% and the Lipper Median return of 25.82%.
ARIEL
  For the fiscal year ended July 31, 2001, style and stock selection were the strongest contributors to our portion of the Portfolio's performance. The Portfolio's value style was favorable due to the basic premise that such stocks (securities with low expectations built into their prices) have less far to fall in times of market volatility. We expect that companies aligned most closely to technology have been--and will continue to be--the most negatively impacted due to the capacity and inventory issues in those areas. Our portion of the Portfolio's low exposure to these areas has buffered it from volatile market conditions.
  With regard to stock selection, we overweighted securities where we saw significant opportunity which added to return. Among the strongest performing stocks in our portion of the Portfolio were International Game Technology (0.7%),* Sun Guard Data Systems (1.3%)* and Carnival Corp. (1.6%)*. Due to increasing concerns about management issues, we eliminated our positions in Newell Rubbermaid and retail grocer Albertson's; concerns about Galileo's rapidly changing travel purchase model led us to sell our position in that company.
  In the coming year, we plan to follow the same investment strategy we have employed since the inception of our firm. We do not plan on altering our investment style or approach despite the market's volatile behavior. We see deteriorating fundamentals brought on by broadening economic concerns, but we anticipate a landscape where growth

+Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.
*Weightings represent percentages of net assets as of July 31, 2001. The
 Portfolio is actively managed and its composition will vary over time.

slows--driven mainly by sector and regional concerns--rather than a full-blown recession. We continue our search for high quality businesses in consistent, predictable industries that sell at a discount to their intrinsic worth, and will also expand our research efforts in the technology sectors to find the businesses that should ride out their trouble spots.
ICM
  ICM assumed day-to-day management of a portion of the Portfolio's assets on October 10, 2000.
  From October 10, 2000 through July 31, 2001, style and stock selection were the strongest contributors to our portion of the Portfolio's performance. In asset selection, overweighting assets held in our portion of the Portfolio contributed to outperformance. The strongest contributors to performance during the period were Input/Output, Inc. (1.5%),* Ross Stores (1.7%)* and Cabot Corp. (1.6%).* On the negative side, we saw some small setbacks from Herman Miller (1.6),* which found less demand for its office furniture in a decelerating economy, and CenturyTel (1.7),* which has traded in sympathy with the troubled telecommunications sector.
  During the period, positive gains from overweighting healthcare and underweighting utilities were offset by some missed opportunities from an underweight to financial services. Selections in healthcare services and office superstores have proven positive as investors have come to recognize the changing positive dynamics for these companies. In addition, we have continued to experience success in individual company ideas, as we have avoided numerous earnings shortfalls and have experienced more positive earnings surprises.
  We are finding little in terms of undervalued sectors, so we are relying on bottom-up analysis to find companies whose management and business styles and ideas should allow them to ride out current market conditions. We are also maintaining our search through numerous out-of-favor stocks. We believe small-cap valuations remain compelling--as do prospects for the future.
PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                               7/31/01
-------------------------------------------------------
Net Assets (mm)                                 $298.5
Number of Securities                              97
Stocks                                          96.4%
Cash & Equivalents                               3.6%
-------------------------------------------------------

TOP FIVE SECTORS*                              7/31/01
-------------------------------------------------------
Consumer Cyclicals                                33.0%
Financial Services                                16.9
Basic Materials                                   12.2
Technology                                        10.2
Capital Goods                                      7.8
-------------------------------------------------------
Total                                             80.1%

TOP 10 STOCKS*                                 7/31/01
-------------------------------------------------------
Hasbro                                             2.8%
MBIA                                               2.2
McCormick & Co.                                    1.9
Rouse                                              1.9
Lee Enterprises                                    1.8
CenturyTel                                         1.7
Ross Stores                                        1.7
H&R Block                                          1.7
Office Depot                                       1.7
Systems and Computer Technology                    1.6
-------------------------------------------------------
Total                                             19.0%

*Weightings represent percentages of net assets as of July 31, 2001. The
 Portfolio is actively managed and its composition will vary over time.

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS

ADVISOR: Delaware Management Company
PORTFOLIO MANAGER: Gerald S. Frey
OBJECTIVE: Capital appreciation
INVESTMENT PROCESS: The Portfolio invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market and that have market capitalizations of less than $4.0 billion at the time of purchase. Up to 5% of the total assets may be invested in U.S. dollar-denominated foreign securities. The advisor employs a bottom-up, fundamental analysis to identify companies that have substantially above average earnings growth because of management changes, new products, growth of established products or structural changes in the economy. Delaware Management Company generally sells stocks that no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                           6 MONTHS  1 YEAR   5 YEARS  SINCE INCEPTION DEG.
-----------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*    -16.15%      N/A      N/A           -20.59%
 Maximum Sales Charge                          Class B**   -16.41       N/A      N/A           -20.88
 or PACE program fee                           Class C***  -16.36       N/A      N/A           -20.88
                                               Class Y+       N/A       N/A      N/A            -8.37
                                               Class P++   -16.08    -30.93%   17.19%           12.98
-----------------------------------------------------------------------------------------------------------
After Deducting                                Class A*    -19.94       N/A      N/A           -24.17
 Maximum Sales Charge                          Class B**   -20.59       N/A      N/A           -24.84
 or PACE program fee                           Class C***  -17.20       N/A      N/A           -21.68
                                               Class Y+       N/A       N/A      N/A            -8.37
                                               Class P++   -16.71    -31.96    15.44            11.30
-----------------------------------------------------------------------------------------------------------
Russell 2500 Growth Index++                                -15.52    -23.30     9.55             8.95
Lipper Mid-Cap Growth Funds Median                         -18.56    -26.99    12.20            11.52
-----------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -17.94%; Class B--since inception -18.60%; Class C--since inception -15.17%; Class Y--since inception -0.87%; and Class P--one-year period, -27.23%; five-year period 14.00%; and since inception 13.00%.

DEG. Inception: since commencement of issuance on August 24, 1995 for Class P shares, November 27, 2000 for Class A, B and C shares and February 12, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
      August 31, 1995.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

++ Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Russell 2500 Growth Index measures the performance of a large universe of stocks with higher price-to-book ratios and higher forecasted growth values.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE RUSSELL 2500 GROWTH INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES WITHOUT  CLASS P SHARES WITH
              PACE program fee    PACE program fee+  Russell 2500 Growth Index
Jul-95                 $10,000              $10,000                    $10,000
Aug-95                  $9,938               $9,942                    $10,000
Sep-95                  $9,951               $9,967                    $10,214
Oct-95                  $9,548               $9,575                     $9,853
Nov-95                  $9,719               $9,758                    $10,256
Dec-95                  $9,810               $9,863                    $10,393
Jan-96                  $9,408               $9,470                    $10,425
Feb-96                  $9,926              $10,004                    $10,884
Mar-96                  $9,922              $10,013                    $11,120
Apr-96                 $10,769              $10,881                    $11,882
May-96                 $11,217              $11,348                    $12,306
Jun-96                 $10,627              $10,764                    $11,689
Jul-96                  $9,215               $9,345                    $10,527
Aug-96                  $9,671               $9,821                    $11,253
Sep-96                 $10,291              $10,463                    $11,850
Oct-96                  $9,910              $10,088                    $11,482
Nov-96                 $10,266              $10,463                    $11,903
Dec-96                 $10,375              $10,589                    $11,961
Jan-97                 $10,754              $10,989                    $12,319
Feb-97                 $10,333              $10,572                    $11,780
Mar-97                  $9,571               $9,804                    $11,004
Apr-97                  $9,331               $9,571                    $11,054
May-97                 $10,416              $10,697                    $12,379
Jun-97                 $10,890              $11,198                    $12,794
Jul-97                 $11,703              $12,049                    $13,606
Aug-97                 $11,972              $12,341                    $13,938
Sep-97                 $13,089              $13,509                    $14,923
Oct-97                 $12,499              $12,917                    $13,992
Nov-97                 $12,306              $12,733                    $13,778
Dec-97                 $12,442              $12,889                    $13,729
Jan-98                 $12,250              $12,706                    $13,549
Feb-98                 $12,932              $13,430                    $14,712
Mar-98                 $13,738              $14,286                    $15,259
Apr-98                 $13,645              $14,207                    $15,397
May-98                 $12,791              $13,334                    $14,409
Jun-98                 $13,486              $14,076                    $14,514
Jul-98                 $13,193              $13,788                    $13,434
Aug-98                 $10,533              $11,022                    $10,381
Sep-98                 $11,361              $11,903                    $11,291
Oct-98                 $11,863              $12,444                    $12,054
Nov-98                 $12,870              $13,518                    $12,911
Dec-98                 $14,078              $14,805                    $14,154
Jan-99                 $14,578              $15,350                    $14,564
Feb-99                 $13,509              $14,242                    $13,382
Mar-99                 $14,423              $15,225                    $14,005
Apr-99                 $14,980              $15,832                    $15,122
May-99                 $15,163              $16,047                    $15,279
Jun-99                 $17,050              $18,066                    $16,359
Jul-99                 $17,366              $18,423                    $16,025
Aug-99                 $16,831              $17,878                    $15,679
Sep-99                 $18,011              $19,156                    $15,792
Oct-99                 $19,272              $20,523                    $16,561
Nov-99                 $20,572              $21,935                    $18,517
Dec-99                 $24,790              $26,464                    $22,009
Jan-00                 $23,927              $25,575                    $21,886
Feb-00                 $30,810              $32,974                    $27,500
Mar-00                 $30,311              $32,480                    $25,341
Apr-00                 $27,096              $29,072                    $22,873
May-00                 $24,350              $26,158                    $20,837
Jun-00                 $28,122              $30,248                    $23,592
Jul-00                 $27,766              $29,902                    $21,660
Aug-00                 $31,093              $33,527                    $24,482
Sep-00                 $29,645              $32,006                    $22,898
Oct-00                 $27,479              $29,704                    $21,483
Nov-00                 $21,747              $23,538                    $17,390
Dec-00                 $22,445              $24,324                    $18,469
Jan-01                 $22,682              $24,611                    $19,665
Feb-01                 $18,467              $20,063                    $16,631
Mar-01                 $16,403              $17,842                    $14,792
Apr-01                 $19,032              $20,728                    $17,046
May-01                 $19,354              $21,106                    $17,540
Jun-01                 $20,465              $22,345                    $17,938
Jul-01                 $18,891              $20,652                    $16,616

  The graph depicts the performance of PACE Small/Medium Company Growth Equity Investments Class P shares versus the Russell 2500 Growth Index. The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE Small/Medium Company Growth Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

  The fiscal year ended July 31, 2001 presented an extremely challenging investment environment as investors reassessed their methods of valuing growth stocks. During the period, economic growth slowed and corporations reported weak profits, leading to a broad-based sell-off in the stock market. As a result stock prices declined precipitously and investors shifted their focus away from the previously favored large-cap growth stocks, seeking opportunities in other areas. Although most areas of the equity markets suffered, growth stocks were the hardest hit. Although smaller capitalization stocks did not suffer the fate of most large-cap growth stocks (the Russell 1000 Growth Index, an index of large-cap growth stocks, fell 35.06% during the period), the Russell 2500 Growth Index fell 23.30% during the period.

  The almost universal decline in growth stocks adversely impacted the Portfolio's performance. During the period, we recognized that the downturn in technology stocks would be long lasting, and shifted our focus away from these stocks and towards more defensive consumer and financial issues. The Portfolio's underweight to technology and overweight to consumer services and consumer cyclical sectors were positive contributors to performance during the fiscal year. However, we missed opportunities in the healthcare sector as a result of a significant underweight to this sector versus the Index. We have maintained our core strategy of identifying stocks that have substantially above average growth expectations, with a focus on market leaders. We feel that these companies will be the strongest performers when the market rebounds.

  Overall, stock selection was the most significant detractor from performance. Previously, strong performing issues such as Applied Micro Circuits (0.7%)* and PMC-Sierra (sold during the period) declined substantially. Despite overall poor market conditions, however, several of the Portfolio's holdings posted strong gains. These included Dime Bancorp (1.7),* Doral Financial (1.5%),* and American Italian Pasta (1.6),* which all increased by more than 100% during the fiscal year.

+Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

  We remain cautious about the economic and investment environment for the remainder of the calendar year. Economic conditions should improve as the overall economy begins to benefit from the Federal Reserve's rate cuts, but many companies may still experience sub-par growth in the near term. In the uncertain environment, we expect to continue our overweight in financial and consumer issues. Longer term, however, we feel that technology still offers substantial benefits and represents the greatest opportunity for sizable investment gains. Because of this, we plan to continue to hold those companies that are industry leaders and should be the earliest beneficiaries of a change in market sentiment.

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                               7/31/01
-------------------------------------------------------
Net Assets (mm)                                 $364.2
Number of Securities                              77
Stocks                                          94.9%
Cash and Other Assets in Excess of
 Liabilities                                     5.1%
-------------------------------------------------------

TOP FIVE SECTORS*                              7/31/01
-------------------------------------------------------
Consumer Cyclicals                                33.4%
Technology                                        28.2
Financial Services                                17.9
Healthcare                                         8.0
Capital Goods                                      2.8
-------------------------------------------------------
Total                                             90.3%

TOP 10 HOLDINGS*                               7/31/01
-------------------------------------------------------
Jack Henry & Associates                            3.8%
PartnerRe                                          3.2
Everest Re Group                                   2.9
Radian Group                                       2.6
Corporate Executive Board                          2.4
Sonic                                              2.3
CEC Entertainment                                  2.2
Mettler-Toledo International                       2.2
Neurocrine Biosciences                             2.2
Advanced Fibre Communications                      2.1
-------------------------------------------------------
Total                                             25.9%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PACE INTERNATIONAL EQUITY INVESTMENTS

ADVISOR: Martin Currie Inc. ("Martin Currie")
PORTFOLIO MANAGER: Team led by James Fairweather
OBJECTIVE: Capital appreciation
INVESTMENT PROCESS: The Portfolio invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in U.S. securities markets. Up to 10% of the Portfolio may be invested in emerging markets. A large part of the Portfolio's investments are usually denominated in foreign currencies. The advisor looks for companies that exhibit strong fundamentals and attractive valuations based on estimates of future earnings. In making country allocation decisions, the advisor considers such factors as economic and political stability, breadth and liquidity of the market, the nature of local investors, the currency outlook, valuation and the settlement system. Martin Currie generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                           6 MONTHS  1 YEAR   5 YEARS  SINCE INCEPTION DEG.
-----------------------------------------------------------------------------------------------------------
Before Deducting                               Class A*    -17.13%      N/A     N/A            -17.51%
 Maximum Sales Charge                          Class B**   -17.67       N/A     N/A            -17.84
 or PACE program fee                           Class C***  -17.62       N/A     N/A            -17.84
                                               Class Y+    -17.33       N/A     N/A            -15.84
                                               Class P++   -17.33    -26.97%   4.11%             4.65
-----------------------------------------------------------------------------------------------------------
After Deducting                                Class A*    -20.88       N/A     N/A            -21.23
 Maximum Sales Charge                          Class B**   -21.79       N/A     N/A            -21.94
 or PACE program fee                           Class C***  -18.44       N/A     N/A            -18.66
                                               Class Y+    -17.33       N/A     N/A            -15.84
                                               Class P++   -17.95    -28.06    2.56              3.09
-----------------------------------------------------------------------------------------------------------
MSCI Europe, Australasia, Far East (EAFE) Index++          -16.25    -21.66    3.36              4.17
-----------------------------------------------------------------------------------------------------------
Lipper International Funds Median                          -16.94    -24.41    4.32              4.83
-----------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -18.53%; Class B--since inception -19.14%; Class C--since inception -15.74%; Class Y--since inception -12.90%; and Class P--one-year period, -27.92%; five-year period 2.46%; and since inception 3.75%.

 DEG. Inception: since commencement of issuance on August 24, 1995 for Class P shares, November 27, 2000 for Class A, B and C shares and January 17, 2001 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
   August 31, 1995.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

++ Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East
   (EAFE) Index is an index of stocks from 21 countries designed to measure the investment returns of developed economies outside of North America.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE MSCI EAFE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES WITHOUT  CLASS P SHARES WITH
              PACE program fee    PACE program fee*  MSCI EAFE Index
Jul-95                 $10,000              $10,000          $10,000
Aug-95                  $9,942               $9,938          $10,000
Sep-95                 $10,008               $9,993          $10,198
Oct-95                  $9,875               $9,847           $9,927
Nov-95                  $9,967               $9,926          $10,206
Dec-95                 $10,356              $10,301          $10,619
Jan-96                 $10,691              $10,621          $10,665
Feb-96                 $10,658              $10,575          $10,703
Mar-96                 $10,901              $10,802          $10,933
Apr-96                 $11,118              $11,004          $11,254
May-96                 $11,009              $10,883          $11,049
Jun-96                 $11,127              $10,985          $11,114
Jul-96                 $10,708              $10,558          $10,792
Aug-96                 $10,767              $10,603          $10,817
Sep-96                 $11,060              $10,878          $11,107
Oct-96                 $10,884              $10,691          $10,996
Nov-96                 $11,336              $11,122          $11,436
Dec-96                 $11,423              $11,193          $11,292
Jan-97                 $11,236              $10,996          $10,899
Feb-97                 $11,465              $11,206          $11,080
Mar-97                 $11,440              $11,167          $11,123
Apr-97                 $11,542              $11,253          $11,184
May-97                 $12,375              $12,050          $11,915
Jun-97                 $12,944              $12,589          $12,575
Jul-97                 $13,310              $12,928          $12,781
Aug-97                 $12,213              $11,848          $11,829
Sep-97                 $13,012              $12,607          $12,494
Oct-97                 $12,018              $11,629          $11,537
Nov-97                 $12,094              $11,689          $11,421
Dec-97                 $12,503              $12,069          $11,524
Jan-98                 $12,706              $12,249          $12,054
Feb-98                 $13,444              $12,945          $12,830
Mar-98                 $13,928              $13,394          $13,228
Apr-98                 $14,112              $13,554          $13,335
May-98                 $14,235              $13,655          $13,274
Jun-98                 $14,235              $13,638          $13,378
Jul-98                 $14,543              $13,916          $13,517
Aug-98                 $12,679              $12,117          $11,845
Sep-98                 $12,152              $11,598          $11,485
Oct-98                 $13,163              $12,548          $12,685
Nov-98                 $13,910              $13,243          $13,338
Dec-98                 $14,546              $13,832          $13,868
Jan-99                 $14,619              $13,883          $13,830
Feb-99                 $14,110              $13,383          $13,504
Mar-99                 $14,755              $13,978          $14,071
Apr-99                 $15,155              $14,338          $14,644
May-99                 $14,519              $13,720          $13,892
Jun-99                 $15,300              $14,440          $14,437
Jul-99                 $15,609              $14,713          $14,870
Aug-99                 $15,809              $14,883          $14,928
Sep-99                 $15,863              $14,915          $15,082
Oct-99                 $16,445              $15,443          $15,650
Nov-99                 $17,717              $16,616          $16,198
Dec-99                 $19,732              $18,484          $17,654
Jan-00                 $18,531              $17,337          $16,535
Feb-00                 $19,617              $18,330          $16,983
Mar-00                 $19,819              $18,495          $17,645
Apr-00                 $18,445              $17,191          $16,721
May-00                 $17,734              $16,508          $16,316
Jun-00                 $18,512              $17,211          $16,957
Jul-00                 $17,936              $16,654          $16,250
Aug-00                 $18,176              $16,856          $16,395
Sep-00                 $17,225              $15,954          $15,600
Oct-00                 $16,418              $15,188          $15,235
Nov-00                 $15,574              $14,390          $14,666
Dec-00                 $15,720              $14,506          $15,192
Jan-01                 $15,845              $14,603          $15,184
Feb-01                 $14,576              $13,416          $14,047
Mar-01                 $13,483              $12,395          $13,117
Apr-01                 $14,357              $13,182          $14,036
May-01                 $13,951              $12,794          $13,552
Jun-01                 $13,546              $12,406          $13,003
Jul-01                 $13,098              $11,981          $12,768

  The graph depicts the performance of PACE International Equity Investments Class P shares versus the MSCI EAFE Index. The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE International Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ADVISOR'S COMMENTS

  A slowing global economy and disappointing earnings announcements, particularly in the broad area of technology, took their toll on overseas stock markets during the 12-month period ended July 31, 2001. Despite interest-rate reductions in the United States, Japan and Europe and some intermittent, short-term market rallies, virtually no market escaped the general downturn in stock prices.

  At more than 40% of Portfolio assets, Europe accounted for the Portfolio's largest regional allocation, although this weighting was modestly lower than that of the European allocation in the EAFE Index. Generally, the performance of European markets is closely correlated to U.S. economic and market conditions; and as U.S. corporate earnings declined, European corporate earnings forecasts also deteriorated. As a result, European stock prices fell sharply during the period. As we look ahead, we expect the euro to stabilize against a weaker U.S. dollar, and because stock valuations are more attractive, we have begun to increase the Portfolio's European exposure.

  During the fiscal year, we had a bias toward Japan, which accounted for the Portfolio's largest country allocation. At 23.5% of the Portfolio's net assets as of July 31, 2001, the weighting to Japan was in line with that of the EAFE Index.

  The Portfolio was overweighted in Asia, where market performance reflected U.S. economic weakness and the downturn in revenues and profits for U.S. technology companies. Nevertheless, we believe Asia will be an early beneficiary of the U.S. economic recovery, which we expect to begin later in 2001 or 2002.

  In terms of sector commitments, we invested heavily in pharmaceutical, energy and financial stocks, at the expense of technology and telecommunications stocks, which declined sharply.

  As we move forward, we believe that financial markets will trade within ranges and on low volume, as data regarding a worldwide economic recovery continues to be mixed and as investors focus on corporate earnings forecasts. Current earnings forecasts indicate a difficult economic environment and expectations for recovery have been pushed into 2002. Europe, in particular, continues to feel the impact of adjustments in earnings forecasts, and European stock valuations are beginning to reflect the subdued economic outlook. Japan remains key to the direction of the EAFE Index, and investors need further evidence of business and banking reforms from the new Japanese prime minister before the EAFE Index can rally from its current low levels.

*Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

PACE INTERNATIONAL EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                               7/31/01
-------------------------------------------------------
Net Assets (mm)                                $405.2
Number of Securities                             116
Equities                                        97.2%
Cash & Equivalents                              2.8%
-------------------------------------------------------

REGIONAL ALLOCATION*                           7/31/01
-------------------------------------------------------
Europe                                          63.0%
Asia                                            30.5
Emerging Markets                                 3.7
Cash & Equivalents                               2.8
-------------------------------------------------------
Total                                          100.0%

TOP FIVE COUNTRIES*                            7/31/01
-------------------------------------------------------
Japan                                           23.5%
United Kingdom                                  18.0
France                                          12.5
Netherlands                                      7.4
Germany                                          7.1
-------------------------------------------------------
Total                                           68.5%

TOP FIVE SECTORS*                              7/31/01
-------------------------------------------------------
Financial Services                              24.5%
Utilities                                       14.1
Capital Goods                                   11.9
Energy                                           9.2
Healthcare                                       8.1
-------------------------------------------------------
Total                                           67.8%

TOP TEN STOCKS*                                7/31/01
-------------------------------------------------------
Glaxo SmithKline                                3.8%
Muenchener Rueckversicherungs-
 Gesellschaft                                    3.6
Vodafone                                         3.2
Aventis                                          3.0
Total FINA                                       2.9
Telecom Italia                                   2.3
Vivendi Universal                                2.2
Shell Transportation and Trading                 2.1
Allianz                                          1.9
HSBC                                             1.7
-------------------------------------------------------
Total                                           26.7%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

ADVISOR: Schroder Investment Management North America Inc. ("SIMNA") PORTFOLIO MANAGERS: Team
OBJECTIVE: Capital appreciation
INVESTMENT PROCESS: SIMNA focuses on companies that it believes have a sustainable competitive advantage and growth potential that is undervalued by other investors. SIMNA allocates the Portfolio's assets among emerging market countries based on its assessment of the likelihood that those countries will have favorable long-term business environments. In deciding which securities within a country to buy for the Portfolio, SIMNA analyzes historical growth rates and future growth prospects, management capability and profit margins. SIMNA's evaluation of securities reflects information available from the extensive network of locally based analysts maintained by SIMNA and its affiliates. SIMNA generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 7/31/01

                                                       6 MONTHS   1 YEAR    5 YEARS   SINCE INCEPTION DEG.
----------------------------------------------------------------------------------------------------------
Before Deducting                          Class A*     -23.13%       N/A       N/A           -18.43%
 Maximum Sales Charge                     Class B**    -23.34        N/A       N/A           -12.69
 or PACE program fee                      Class C***   -23.34        N/A       N/A           -12.60
                                          Class Y+        N/A        N/A       N/A           -19.80
                                          Class Pxx    -23.03     -32.94%    -8.07%           -6.18
----------------------------------------------------------------------------------------------------------
After Deducting                           Class A*     -26.58        N/A       N/A           -22.08
 Maximum Sales Charge                     Class B**    -27.18        N/A       N/A           -17.06
 or PACE program fee                      Class C***   -24.11        N/A       N/A           -13.47
                                          Class Y+        N/A        N/A       N/A           -19.80
                                          Class Pxx    -23.61     -33.94     -9.43            -7.58
----------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free (EMF) Index++               -19.08     -26.83     -6.32            -5.18
----------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Median                   -17.65     -27.04     -4.52            -3.28
----------------------------------------------------------------------------------------------------------

Average annual total returns for periods ended June 30, 2001, after deduction of the maximum sales charge or PACE program fee, were as follows: Class A--since inception -14.49%; Class B--since inception -8.85%; Class C--since inception -4.90%; Class Y--since inception -12.00%; and Class P--one-year period, -31.69%; five-year period -8.85%; and since inception -6.19%.

DEG. Inception: since commencement of issuance on August 24, 1995 for Class P shares, December 11, 2000 for Class A shares, December 22, 2000 for
      Class B shares, December 1, 2000 for Class C shares and February 9, 2001 for Class Y shares. Inception returns for the Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class:
      August 31, 1995.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ The Portfolio offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in UBS PaineWebber mutual funds, as well as certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

xx Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees but are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

++ The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF)
   Index is a market capitalization weighted index composed of companies representative of the market structure of 25 Emerging Market countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE MSCI EMF INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CLASS P SHARES WITHOUT  CLASS P SHARES WITH
              PACE program fee    PACE program fee*  MSCI EMF Index
Jul-95                 $10,000              $10,000         $10,000
Aug-95                 $10,017              $10,013         $10,000
Sep-95                  $9,900               $9,884          $9,953
Oct-95                  $9,517               $9,490          $9,572
Nov-95                  $9,475               $9,436          $9,401
Dec-95                  $9,814               $9,761          $9,819
Jan-96                 $10,765              $10,694         $10,517
Feb-96                 $10,481              $10,399         $10,350
Mar-96                 $10,623              $10,527         $10,430
Apr-96                 $10,965              $10,853         $10,848
May-96                 $11,057              $10,930         $10,799
Jun-96                 $11,074              $10,933         $10,866
Jul-96                 $10,423              $10,277         $10,124
Aug-96                 $10,581              $10,420         $10,383
Sep-96                 $10,581              $10,407         $10,473
Oct-96                 $10,106               $9,927         $10,194
Nov-96                 $10,348              $10,152         $10,365
Dec-96                 $10,649              $10,435         $10,411
Jan-97                 $11,202              $10,963         $11,122
Feb-97                 $11,629              $11,366         $11,598
Mar-97                 $11,478              $11,205         $11,292
Apr-97                 $11,629              $11,338         $11,313
May-97                 $12,190              $11,870         $11,636
Jun-97                 $12,826              $12,474         $12,259
Jul-97                 $13,061              $12,686         $12,442
Aug-97                 $11,654              $11,306         $10,859
Sep-97                 $12,190              $11,811         $11,160
Oct-97                 $10,206               $9,876          $9,328
Nov-97                 $10,005               $9,669          $8,988
Dec-97                 $10,147               $9,795          $9,205
Jan-98                  $9,609               $9,264          $8,483
Feb-98                 $10,231               $9,851          $9,369
Mar-98                 $10,601              $10,195          $9,775
Apr-98                 $10,660              $10,238          $9,669
May-98                  $9,248               $8,871          $8,344
Jun-98                  $8,399               $8,046          $7,469
Jul-98                  $8,752               $8,374          $7,705
Aug-98                  $6,280               $6,002          $5,478
Sep-98                  $6,591               $6,291          $5,825
Oct-98                  $7,289               $6,948          $6,439
Nov-98                  $7,625               $7,260          $6,974
Dec-98                  $7,668               $7,291          $6,873
Jan-99                  $7,693               $7,306          $6,762
Feb-99                  $7,643               $7,249          $6,828
Mar-99                  $8,524               $8,075          $7,728
Apr-99                  $9,498               $8,987          $8,684
May-99                  $9,363               $8,847          $8,634
Jun-99                 $10,523               $9,932          $9,613
Jul-99                 $10,210               $9,624          $9,352
Aug-99                 $10,235               $9,636          $9,437
Sep-99                  $9,761               $9,177          $9,118
Oct-99                  $9,939               $9,333          $9,312
Nov-99                 $10,803              $10,132         $10,148
Dec-99                 $12,410              $11,625         $11,438
Jan-00                 $12,205              $11,419         $11,507
Feb-00                 $12,146              $11,349         $11,659
Mar-00                 $12,316              $11,494         $11,716
Apr-00                 $10,917              $10,175         $10,605
May-00                 $10,430               $9,709         $10,167
Jun-00                 $10,831              $10,070         $10,525
Jul-00                 $10,208               $9,479          $9,984
Aug-00                 $10,439               $9,681         $10,033
Sep-00                  $9,389               $8,696          $9,157
Oct-00                  $8,595               $7,951          $8,493
Nov-00                  $7,724               $7,137          $7,751
Dec-00                  $7,887               $7,277          $7,939
Jan-01                  $8,894               $8,197          $9,032
Feb-01                  $7,980               $7,346          $8,325
Mar-01                  $7,101               $6,528          $7,507
Apr-01                  $7,502               $6,888          $7,878
May-01                  $7,673               $7,036          $7,972
Jun-01                  $7,511               $6,879          $7,808
Jul-01                  $6,845               $6,262          $7,315

  The graph depicts the performance of PACE International Emerging Markets Equity Investments Class P shares versus the MSCI EMF Index. (The composition of the MSCI EMF Index, like many indices, may change from time to time. At one point, Malaysia was excluded from the Index, but as of July 31, 2001, was included.) The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different share classes. It is important to note that PACE International Emerging Markets Equity Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
ADVISOR'S COMMENTS
  During the 12-month period ended July 31, 2001, emerging markets struggled, as worldwide economic growth slowed and stock markets declined. Emerging markets were particularly impacted by the volatility and uncertainty experienced in the U.S. markets, as the U.S. is a significant market for the goods and services produced in emerging markets. Early in the period, when it looked as if economic growth in the United States would pick up in the second half of 2001, the performance of emerging markets outpaced that of developed markets. However, when data indicated that the U.S. economic downturn would be more protracted and that a recovery might not occur until 2002, many emerging markets declined significantly. While emerging markets felt the effects of a global economic slowdown, some also suffered from internal problems. For example, there were concerns that Turkey and Argentina would devalue their currencies, and there were political tensions in Taiwan.
  Stock selection played an important role in the Portfolio's performance over the 12-month period. Initially, optimism about the prospects for global growth prompted heavy investment in technology and telecommunications stocks in China, Korea and Brazil. This strategy negatively affected the Portfolio's performance, as technology and telecommunications companies reported weak earnings and their stock prices declined steeply.
  The Portfolio benefited from country allocation. An overweighted position in Russia was a positive contributor to performance, particularly in the earlier part of the fiscal year, during which time the Russian market was supported by higher oil prices. An underweighted position in Malaysia also benefited performance, as unresolved corporate governance problems were cause for concern.
  Asia, which accounted for 40.2% of net assets, was the worst performing region. Downgrades in corporate revenues and earnings, particularly in the technology sector, led to stock price declines. While most Asian markets ended the period down, Korea recovered somewhat in the latter half of the period, when it announced advancements on reforms. In Asia, we reduced the Portfolio's exposure to Taiwan but maintained an overweight in Korea, which is expected to be an early beneficiary of the global recovery.

*Class P shares are subject to a maximum annual PACE program fee of 1.5% of the value of PACE Class P shares.

  Almost 26% of the Portfolio's assets were invested in Latin America. Latin American markets performed relatively well, despite the persistent risk of an economic and political crisis in Argentina. This risk remains, in spite of a generous International Monetary Fund (IMF) rescue package and reductions in U.S. interest rates. As a result, we reduced investments in Argentina. We also reduced the Portfolio's position in Brazil as it was not only affected by the problems in Argentina, but also suffered from electricity shortages and political concerns surrounding next year's presidential election. Mexico was less affected by the problems of the region, and we increased the Portfolio's position in that market.

  The Turkish market declined sharply, as a political crisis led to high interest rates and a forced currency devaluation in February 2001. Later in the period, we began to cautiously add Turkish investments to the Portfolio, following positive news about structural reforms. Israel suffered from political risk, resulting from the breakdown of the Middle East peace process. In South Africa, the natural resources sector was boosted by corporate restructuring and strong platinum prices.

  Looking ahead, we believe that global growth is likely to pick up early in 2002, as lower interest rates and improved liquidity take effect. Therefore, we have reduced the Portfolio's holdings in more defensive areas and raised exposure in markets that are most likely to benefit from lower interest rates and a global economic recovery. While this strategy has held back performance in the short term, we believe the Portfolio is well positioned to take advantage of a market upturn in the longer term. Current key investment strategies include overweighted positions versus our benchmark index in Mexico, Korea, Russia and India. In terms of sector emphasis, we have selective overweightings in the technology, telecommunications, financial services and basic materials areas.

  We believe that emerging markets should outperform certain developed markets, because valuations in emerging markets are low in comparison to those in developed markets. In the short term, emerging markets may remain volatile, as economic and corporate data continues to be weak. Individual countries will also continue to respond to positive reform news and until there is greater visibility on world growth, country or stock specific issues are likely to drive market performance.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                7/31/01
---------------------------------------------------------
Net Assets (mm)                                  $85.9
Number of Securities                              155
Equities (common and preferred stocks,
 warrants and rights)                            96.7%
Cash Equivalents and Other Assets in Excess
 of Liabilities                                   3.3%
---------------------------------------------------------

REGIONAL ALLOCATION*                            7/31/01
---------------------------------------------------------
Asia                                                40.2%
Latin America                                       25.8
Europe/Middle East/Africa                           30.7
Cash Equivalents and Other Assets in Excess
 of Liabilities                                      3.3
---------------------------------------------------------
Total                                              100.0%

TOP FIVE COUNTRIES*                             7/31/01
---------------------------------------------------------
Korea                                               14.9%
Mexico                                              13.4
Taiwan                                              12.4
South Africa                                        10.2
Brazil                                               9.8
---------------------------------------------------------
Total                                               60.7%

TOP TEN STOCKS*                                 7/31/01
---------------------------------------------------------
Telefonos de Mexico                                  3.7%
Samsung Electronics                                  3.0
China Mobile (Hong Kong)                             2.8
Taiwan Semiconductor                                 2.6
Anglo American Platinum                              2.4
America Movil                                        2.2
United Microelectronics                              2.1
Korea Telecom                                        1.7
Sasol                                                1.7
Grupo Financiero BBVA Bancomer                       1.5
---------------------------------------------------------
Total                                               23.7%

*Weightings represent percentages of net assets as of July 31, 2001. The Portfolio is actively managed and its composition will vary over time.

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE MONEY MARKET INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

PRINCIPAL
 AMOUNT                                                               MATURITY            INTEREST
  (000)                                                                DATES               RATES           VALUE
---------                                                       --------------------  ----------------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--34.50%
 $  604    Federal Farm Credit Bank ..........................  12/11/01 to 03/07/02  4.300 to 4.500%@  $   593,283
  1,235    Federal Home Loan Bank.............................  10/22/01 to 01/18/02  3.580 to 4.850@     1,215,965
  4,565    Federal Home Loan Bank ............................  01/29/02 to 08/08/02   3.810 to 5.110     4,564,107
  8,176    Federal Home Loan Mortgage Corp. ..................  08/09/01 to 07/18/02  3.580 to 5.180@     8,069,366
  5,067    Federal National Mortgage Association..............  08/16/01 to 03/05/02  3.620 to 5.035@     5,007,077
  2,000    Federal National Mortgage Association..............        08/01/01             3.780*         1,999,737
  5,000    Student Loan Marketing Association ................        08/07/01        4.011 to 4.061*     4,999,291
                                                                                                        -----------
Total U.S. Government Agency Obligations
  (cost--$26,448,826).........................................                                           26,448,826
                                                                                                        -----------
CERTIFICATES OF DEPOSIT--12.39%
YANKEE--12.39%
  1,000    Barclays Bank PLC .................................        08/01/01             3.740*           999,814
  2,500    Canadian Imperial Bank of Commerce ................        08/01/01        3.800 to 3.860*     2,499,803
  3,000    Dexia Bank ........................................  09/21/01 to 08/09/02   4.000 to 6.690     2,999,947
  1,000    National Westminster Bank PLC......................        06/24/02             4.230          1,000,083
  1,000    Royal Bank of Canada...............................        07/05/02             4.105          1,000,045
  1,000    Svenska Handelsbanken..............................        08/23/02             3.840          1,000,000
                                                                                                        -----------
Total Certificates of Deposit (cost--$9,499,692)..............                                            9,499,692
                                                                                                        -----------
COMMERCIAL PAPER@--33.74%
ASSET BACKED-BANKING--8.31%
  2,580    Atlantis One Funding Corp. ........................        09/20/01             3.640          2,566,957
  3,810    Stellar Funding Group, Inc. .......................  08/07/01 to 10/09/01   3.750 to 3.800     3,802,278
                                                                                                        -----------
                                                                                                          6,369,235
                                                                                                        -----------
ASSET BACKED-MISCELLANEOUS--7.15%
  1,000    Falcon Asset Securitization Corp. .................        10/15/01             4.430            990,771
  2,000    Giro Multi-Funding Corp. ..........................        08/03/01             3.800          1,999,578
  1,000    Pennine Funding ...................................        08/22/01             3.730            997,824
  1,500    Receivables Capital Corp. .........................        09/07/01             3.670          1,494,342
                                                                                                        -----------
                                                                                                          5,482,515
                                                                                                        -----------
BANKING-DOMESTIC--4.68%
  1,700    CBA (Delaware) Finance, Inc. ......................        08/09/01         4.500 to 4.800     1,698,287
  1,900    Societe Generale North America, Inc. ..............  08/14/01 to 11/13/01   3.870 to 3.960     1,887,533
                                                                                                        -----------
                                                                                                          3,585,820
                                                                                                        -----------
CHEMICALS--1.30%
  1,000    Henkel Corp. ......................................        08/10/01             3.980            999,005
                                                                                                        -----------
DRUGS, HEALTH CARE--2.60%
  2,000    Bayer Corp. .......................................        09/19/01             3.630          1,990,118
                                                                                                        -----------
ELECTRONICS--2.61%
  2,000    Emerson Electric Co. ..............................        08/01/01             3.730          2,000,000
                                                                                                        -----------
INSURANCE--1.30%
  1,000    General Re Corp. ..................................        09/04/01             3.950            996,269
                                                                                                        -----------
MACHINERY--0.58%
    449    Caterpillar Financial Services.....................        08/24/01             3.700            447,939
                                                                                                        -----------
TELECOMMUNICATIONS--5.21%
  3,000    BellSouth Corp. ...................................        08/06/01             3.700          2,998,458
  1,000    Verizon Global Funding, Inc. ......................        08/27/01             3.600            997,400
                                                                                                        -----------
                                                                                                          3,995,858
                                                                                                        -----------
Total Commercial Paper (cost--$25,866,759)....................                                           25,866,759
                                                                                                        -----------

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE MONEY MARKET INVESTMENTS

PRINCIPAL
 AMOUNT                                                               MATURITY            INTEREST
  (000)                                                                DATES               RATES           VALUE
---------                                                       --------------------  ----------------  ------------
SHORT-TERM CORPORATE OBLIGATIONS--16.57%
ASSET BACKED-FINANCE--6.52%
 $1,000    Beta Finance, Inc. ................................        05/14/02             4.095%       $   999,961
  2,000    Beta Finance, Inc. ................................        08/01/01             3.810*         1,999,898
  2,000    CC (USA), Inc. ....................................        08/01/01             3.820*         2,000,000
                                                                                                        -----------
                                                                                                          4,999,859
                                                                                                        -----------
BROKER/DEALER--8.74%
  1,000    Bear Stearns Cos., Inc. ...........................        08/01/01             4.564*         1,000,000
  2,000    CS First Boston, Inc. .............................        08/01/01             3.985*         2,000,000
    700    Merrill Lynch & Co., Inc. .........................        10/02/01             6.705            699,983
  1,000    Merrill Lynch & Co., Inc. .........................        08/01/01             3.890*         1,000,000
  2,000    Morgan Stanley Dean Witter & Co. ..................        08/15/02             3.855*         2,000,000
                                                                                                        -----------
                                                                                                          6,699,983
                                                                                                        -----------
FINANCE-INDEPENDENT--1.31%
  1,000    National Rural Utilities Cooperative Finance
             Corp. ...........................................        08/01/01             3.830*         1,000,000
                                                                                                        -----------
Total Short-Term Corporate Obligations (cost--$12,699,842)....                                           12,699,842
                                                                                                        -----------

NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUNDS--3.23%
  1,823    AIM Liquid Assets Portfolio .......................        08/01/01             3.880          1,822,813
      2    AIM Prime Portfolio ...............................        08/01/01             3.730              2,490
    648    Provident Temporary Cash Portfolio ................        08/01/01             3.800            647,918
                                                                                                        -----------
                                                                                                          2,473,221
Total Money Market Funds (cost--$2,473,221)...................
                                                                                                        -----------
                                                                                                         76,988,340
Total Investments (cost--$76,988,340)--100.43%................
                                                                                                           (330,965)
Liabilities in excess of other assets--(0.43)%................
                                                                                                        -----------
Net Assets--100.00%...........................................                                          $76,657,375
                                                                                                        ===========

-----------------

* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of
       July 31, 2001, and reset periodically.
@      Interest rates shown are discount rates at date of purchase.

                       Weighted Average Maturity--75 days

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

PRINCIPAL
 AMOUNT                                                                     MATURITY            INTEREST
  (000)                                                                      DATES                RATES            VALUE
---------                                                             --------------------  -----------------  --------------
U.S. GOVERNMENT OBLIGATIONS--29.23%
$ 31,500   U.S. Treasury Bonds......................................        02/15/16             9.250%        $   43,391,250
  98,272   U.S. Treasury Inflation Index Notes......................  07/15/02 to 01/15/10   3.625 to 4.250       101,329,303
  32,000   U.S. Treasury Notes(2)...................................        05/15/06              4.625            32,148,736
  11,000   U.S. Treasury Stripped Interest Payment Bonds............        05/15/13             5.600@             5,795,889
                                                                                                               --------------
Total U.S. Government Obligations (cost--$181,543,191)..............                                              182,665,178
                                                                                                               --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--46.68%
   1,957   GNMA.....................................................        06/16/26             4.330+             1,960,002
   1,062   GNMA.....................................................        06/20/22              6.304             1,079,359
   1,488   GNMA.....................................................        05/15/39              7.470             1,585,974
   2,044   GNMA.....................................................  07/15/02 to 09/15/23        7.500             2,108,954
     513   GNMA.....................................................  12/15/07 to 02/15/23        8.000               538,108
   3,581   GNMA.....................................................        04/15/19              8.250             3,801,554
     907   GNMA.....................................................        06/20/16              8.500               914,235
   6,540   GNMA.....................................................  08/15/09 to 11/20/30        9.000             6,899,091
   2,776   GNMA.....................................................  01/15/16 to 09/15/20       10.500             3,052,258
     701   GNMA.....................................................  06/15/11 to 02/15/16       11.000               784,705
   1,783   GNMA.....................................................  09/15/10 to 05/15/19       11.500             2,026,675
   5,619   GNMA ARM.................................................        05/20/30              6.000             5,659,353
  11,027   GNMA ARM.................................................  01/20/18 to 02/20/27        6.375            11,227,794
  34,582   GNMA ARM.................................................  06/20/30 to 07/20/30        6.500            34,775,495
   7,943   GNMA ARM.................................................        09/20/30              7.000             8,006,780
   8,915   GNMA ARM.................................................  06/20/19 to 04/20/27        7.375             9,047,317
   1,539   GNMA ARM.................................................        06/20/30              7.500             1,555,378
   6,725   GNMA ARM.................................................  11/20/21 to 12/20/27        7.625             6,904,429
   5,110   GNMA ARM.................................................  07/20/17 to 09/20/26        7.750             5,236,295
      76   GNMA ARM.................................................  03/15/10 to 09/15/10       11.500                85,965
  10,000   GNMA I TBA...............................................          TBA                 6.500            10,071,900
  65,000   GNMA I TBA...............................................          TBA                 7.000            66,543,750
  34,000   GNMA I TBA...............................................          TBA                 8.500            35,678,920
   8,414   GNMA II..................................................  06/20/17 to 09/20/30        9.000             8,838,581
   1,738   GNMA II ARM..............................................        04/20/30         6.000 to 7.000         1,751,154
     803   GNMA II ARM..............................................  01/20/28 to 02/20/28        6.375               815,318
  18,828   GNMA II ARM..............................................  04/20/30 to 05/20/30        6.500            18,952,392
  30,731   GNMA II ARM..............................................  05/20/30 to 08/20/30        7.000            30,965,495
   4,361   GNMA II ARM..............................................  04/20/18 to 04/20/27        7.375             4,422,139
   3,502   GNMA II ARM..............................................  07/20/30 to 10/20/30        7.500             3,559,866
     537   GNMA II ARM..............................................        10/20/29              7.625               550,101
   2,255   GNMA II ARM..............................................  07/20/27 to 08/20/27        7.750             2,309,138
                                                                                                               --------------
Total Government National Mortgage Association Certificates
  (cost--$289,829,451)..............................................                                              291,708,475
                                                                                                               --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--30.59%
  18,915   FHLMC(2).................................................        03/18/08              6.220            19,319,592
   9,359   FHLMC....................................................  08/01/01 to 04/01/30        6.500             9,393,230
  54,000   FHLMC(2).................................................        09/15/10              6.875            58,286,196
   2,540   FHLMC....................................................        06/15/29              6.970             2,545,414
   7,480   FHLMC....................................................  09/01/04 to 03/01/30        7.000             7,228,512
     766   FHLMC....................................................        05/01/21              7.450               763,736
   5,581   FHLMC....................................................  10/01/17 to 01/15/27        7.500             5,710,630
     714   FHLMC....................................................  03/01/13 to 01/01/23        8.000               755,905
   1,243   FHLMC....................................................  04/01/04 to 05/01/16        8.500             1,290,091
   4,506   FHLMC....................................................  07/01/09 to 04/01/25        9.000             4,854,012
     343   FHLMC....................................................        11/01/16              9.750               372,541
     704   FHLMC....................................................  06/01/04 to 11/01/20       10.500               767,399

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                     MATURITY            INTEREST
  (000)                                                                      DATES                RATES            VALUE
---------                                                             --------------------  -----------------  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--(CONCLUDED)
$  3,427   FHLMC....................................................  05/01/11 to 12/01/20       11.000%       $    3,851,022
     797   FHLMC....................................................  06/01/04 to 07/01/19       11.500               908,534
      53   FHLMC ARM................................................        03/15/08              5.895                53,235
   1,324   FHLMC ARM................................................        01/01/28              6.368             1,351,723
   4,641   FHLMC ARM................................................        12/01/29              6.762             4,792,328
   2,919   FHLMC ARM................................................        11/01/27              6.884             3,006,923
   1,415   FHLMC ARM................................................        10/01/29              6.954             1,479,327
   5,877   FHLMC ARM................................................        01/01/29              7.393             6,086,124
   5,791   FHLMC ARM................................................        07/01/28              7.503             5,976,190
   8,176   FHLMC ARM................................................        11/01/29              7.510             8,429,963
   3,882   FHLMC ARM................................................        04/01/29              7.512             4,002,455
   1,206   FHLMC ARM................................................        01/01/30              7.607             1,244,645
   5,341   FHLMC ARM................................................        06/01/28              7.627             5,524,274
   2,750   FHLMC ARM................................................        07/01/24              7.713             2,826,592
   1,530   FHLMC ARM................................................        10/01/23              7.923             1,580,658
   5,978   FHLMC ARM................................................        10/01/27              8.084             6,170,396
   6,333   FHLMC ARM................................................        10/01/27              8.089             6,543,325
   5,691   FHLMC ARM................................................        11/01/25              8.315             5,889,295
  10,000   FHLMC TBA................................................          TBA                 7.000            10,187,500
                                                                                                               --------------
Total Federal Home Loan Mortgage Corporation Certificates
  (cost--$187,696,452)..............................................                                              191,191,767
                                                                                                               --------------

FEDERAL HOUSING ADMINISTRATION CERTIFICATES--3.99%
  24,712   FHA Project Notes........................................  05/01/17 to 03/01/41  6.896 to 8.800++       24,600,647
     310   FHA Wingate St. Francis..................................        04/01/31              8.380               308,065
                                                                                                               --------------
Total Federal Housing Administration Certificates
  (cost--$25,168,285)...............................................                                               24,908,712
                                                                                                               --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--28.60%
   8,500   FNMA(2)..................................................        01/15/09              5.250             8,344,501
  10,240   FNMA.....................................................  08/01/28 to 04/01/29        6.000            10,065,592
  37,437   FNMA(2)..................................................  04/29/09 to 05/01/31        6.500            37,734,271
   1,110   FNMA.....................................................        03/01/04              7.000             1,132,959
   3,600   FNMA(2)..................................................        06/15/10              7.125             3,942,025
   3,503   FNMA.....................................................  05/01/24 to 11/01/26        7.500             3,624,127
   1,445   FNMA.....................................................  07/01/25 to 11/01/26        8.000             1,522,867
   5,259   FNMA.....................................................  11/01/02 to 06/01/27        8.500             5,607,731
   2,636   FNMA.....................................................  02/01/05 to 02/01/26        9.000             2,817,805
   1,505   FNMA.....................................................  04/01/10 to 12/01/15        9.250             1,583,814
     207   FNMA.....................................................  03/01/06 to 12/01/09        9.500               217,446
   1,136   FNMA.....................................................        08/01/19             10.000             1,254,070
     341   FNMA.....................................................  07/01/10 to 06/01/19       10.250               378,114
     725   FNMA.....................................................  02/01/12 to 04/01/22       10.500               790,130
   1,320   FNMA.....................................................  07/01/13 to 05/01/20       11.000             1,495,350
   7,113   FNMA ARM.................................................        03/01/07              5.024             7,237,455
   2,165   FNMA ARM.................................................        05/01/30              6.226             2,193,661
   1,375   FNMA ARM.................................................        07/01/30              6.547             1,403,570
   1,815   FNMA ARM.................................................        02/01/29              6.551             1,862,536
   1,286   FNMA ARM.................................................        12/01/27              6.625             1,331,580
   1,488   FNMA ARM.................................................        09/01/29              6.898             1,558,547
   2,985   FNMA ARM.................................................        09/01/21              6.930             3,059,390
     185   FNMA ARM.................................................        11/01/23              6.989               191,069
   1,660   FNMA ARM.................................................        09/01/26              7.012             1,691,990
   4,899   FNMA ARM.................................................        07/01/09              7.249             5,300,692
   2,764   FNMA ARM.................................................        03/01/25              7.499             2,856,160
   1,620   FNMA ARM.................................................        09/01/15              7.658             1,636,808

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                     MATURITY            INTEREST
  (000)                                                                      DATES                RATES            VALUE
---------                                                             --------------------  -----------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--(CONCLUDED)
$  2,062   FNMA ARM.................................................        02/01/30             8.396%        $    2,129,217
   1,286   FNMA ARM.................................................        02/01/26              8.431             1,322,375
  25,000   FNMA TBA.................................................          TBA                 6.000            24,453,250
  40,000   FNMA TBA.................................................          TBA                 6.500            39,987,600
                                                                                                               --------------
Total Federal National Mortgage Association Certificates
  (cost--$175,271,244)..............................................                                              178,726,702
                                                                                                               --------------

COLLATERALIZED MORTGAGE OBLIGATIONS--14.28%
   3,257   Farmer Mac., Series 2002 - Class AA1.....................        04/25/11             7.723++            3,465,286
     651   FDIC REMIC, Series 1996-C1, Class 1A.....................        05/25/26              6.750               663,103
     145   FHLMC GNMA REMIC, Series 23, Class KZ....................        11/25/23              6.500               142,406
     313   FHLMC REMIC, Series 0159, Class H........................        09/15/21              4.500               307,119
     330   FHLMC REMIC, Series 0185, Class E........................        08/15/06              9.000               333,379
   1,598   FHLMC REMIC, Series 1003, Class H........................        10/15/20             7.500++            1,610,613
   1,507   FHLMC REMIC, Series 1188, Class H........................        12/15/20              7.500             1,512,048
   1,038   FHLMC REMIC, Series 1322, Class G........................        02/15/07              7.500             1,049,527
     207   FHLMC REMIC, Series 1347, Class HC.......................        12/15/21              4.250               205,866
      49   FHLMC REMIC, Series 1349, Class PS.......................        08/15/22              7.500                50,918
   1,186   FHLMC REMIC, Series 1502, Class PX.......................        04/15/23              7.000             1,182,523
     636   FHLMC REMIC, Series 1534, Class Z........................        06/15/23              5.000               527,591
   1,748   FHLMC REMIC, Series 1542, Class Z........................        07/15/23              7.000             1,711,205
     192   FHLMC REMIC, Series 1573, Class PZ.......................        09/15/23              7.000               195,592
   1,630   FHLMC REMIC, Series 1589, Class Z........................        09/15/23              6.250             1,587,731
      73   FHLMC REMIC, Series 1640, Class F........................        10/15/07             7.150++               73,035
     160   FHLMC REMIC, Series 1658, Class GZ.......................        01/15/24              7.000               160,844
   1,067   FHLMC REMIC, Series 1694, Class Z........................        03/15/24              6.500             1,031,770
     120   FHLMC REMIC, Series 1775, Class Z........................        03/15/25              8.500               129,212
   1,422   FHLMC REMIC, Series 1933, Class ZA.......................        02/15/27              8.000             1,530,141
      51   FHLMC REMIC, Series 2020, Class Z........................        01/15/28              7.000                51,436
   2,140   FHLMC REMIC, Series 2090, Class CG.......................        10/15/28              6.500             2,135,119
     250   FHLMC REMIC, Series 2156, Class ZB.......................        05/15/29              6.000               207,646
     462   FHLMC REMIC, Series 2176, Class ZL.......................        06/15/28              7.500               459,656
      68   FNMA REMIC, Trust 1992-074, Class Z......................        05/25/22              8.000                71,125
     165   FNMA REMIC, Trust 1992-129, Class L......................        07/25/22              6.000               161,702
     177   FNMA REMIC, Trust 1992-158, Class ZZ.....................        08/25/22              7.750               186,893
   1,342   FNMA REMIC, Trust 1993-037, Class PX.....................        03/25/23              7.000             1,334,172
     495   FNMA REMIC, Trust 1993-040, Class ZA.....................        12/25/23              6.500               482,201
      48   FNMA REMIC, Trust 1993-240, Class Z......................        12/25/13              6.250                47,978
   1,273   FNMA REMIC, Trust 1993-250, Class DZ.....................        12/25/23              7.000             1,267,260
      76   FNMA REMIC, Trust 1993-250, Class Z......................        12/25/23              7.000                80,248
      82   FNMA REMIC, Trust 1994-027, Class CZ.....................        02/25/24              6.500                78,932
     930   FNMA REMIC, Trust 1999-003, Class CZ.....................        02/25/14              6.000               870,770
     115   FNMA REMIC, Trust 1999-043, Class AZ.....................        08/25/29              7.000               118,574
     864   FNMA REMIC, Trust G92-040, Class ZC......................        07/25/22              7.000               871,373
     148   FNMA REMIC, Trust G94-006, Class PJ......................        05/17/24              8.000               159,217
   2,677   FNMA REMIC, Trust Series 1987-2, Class Z.................        11/25/17             11.000             2,974,224
   1,943   FNMA REMIC, Trust Series 1988-7, Class Z.................        04/25/18              9.250             2,111,411
   2,391   FNMA REMIC, Trust Series 1999-34, Class PI(1)............        09/25/21              7.000               197,456
     284   FNMA REMIC, Trust Series 1999-38, Class Z................        08/25/29              7.750               282,949
     779   GNMA REMIC, Trust Series 1999-29, Class ZC...............        09/16/27              7.500               774,212
     725   GNMA REMIC, Trust Series 2000-009, Class FH..............        02/16/30             7.199++              726,743
     584   ABN AMRO Mortgage Corp., Series 1998-4...................        11/25/28              6.750               484,556
     100   Bank of America Mortgage Securities,
             Series 1999-5, Class A-22..............................        05/25/29              6.500                97,764
     450   Bank of America Mortgage Securities,
             Series 1999-8, Class A-12..............................        08/25/29              6.750               448,551

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                     MATURITY            INTEREST
  (000)                                                                      DATES                RATES            VALUE
---------                                                             --------------------  -----------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONCLUDED)
$  2,065   Bear Stearns Mortgage Securities, Inc.,
             Series 1996-4, Class AI-1..............................        09/25/27             8.125%        $    2,122,617
   1,750   Chase Mortgage Finance Corp., Series 1998, Class IA-8....        08/25/28              6.750             1,770,944
     100   Chase Mortgage Finance Corp., Series 1999-S8,
             Class A9...............................................        07/25/29              7.000               101,315
   1,500   Conseco Finance Securitizations Corp.,
             Series 2000-4, Class A6................................        05/01/32              8.310             1,630,687
   1,000   Countrywide Home Loan, Inc...............................        06/15/04              6.850             1,044,170
   3,000   CS First Boston Mortgage Securities Corp.,
             Series 2001, Class S13.................................        08/25/31             5.260++            3,062,745
   4,000   CS First Boston Mortgage Securities Corp.,
             Series 2000-HE1, Class M2..............................        12/15/30             5.050++            4,011,088
   1,796   CWMBS, Inc., Series 1994-T, Class B1.....................        11/25/24              8.250             1,872,657
   1,500   CWMBS, Inc., Series 1998-15, Class A8....................        10/25/28              6.750             1,480,358
     500   FFCA Secured Lending Corp., Series 2000-1,
             Class B(1)(3)..........................................        07/18/19              8.180               507,500
   1,532   Green Tree Financial Corp., Series 1995-8, Class M1......        12/15/26              7.300             1,562,776
     459   Green Tree Financial Corp., Series 1998, Class 2.........        11/01/16              6.240               470,124
   3,000   Green Tree Financial Corp., Series 1999-3, Class A8......        02/01/31              7.060             2,950,347
   4,000   Green Tree Financial Corp., Series 1999-5, Class A5......        04/01/31              7.860             4,160,456
     430   Headlands Mortgage Security, Inc. REMIC,
             Series 1997-1, Class A, II.............................        03/15/12              7.750               440,425
     370   Headlands Mortgage Security, Inc. REMIC,
             Series 1997-2, Class A, II.............................        05/25/12              7.750               377,677
     240   Headlands Mortgage Security, Inc. REMIC,
             Series 1997-4, Class A, II.............................        11/25/12              7.250               243,339
   3,647   Impac Secured Assets CMN Owner Trust,
             Series 1998-1, Class M2................................        07/25/25              7.770             3,759,834
   1,521   Morgan Stanley Capital, Inc., Series 1997-ALIC,
             Class A1B..............................................        11/15/02              6.440             1,540,116
   1,412   Morgan Stanley Capital, Inc., Series 1998-HF1,
             Class A1...............................................        01/15/07             6.190++            1,450,553
   4,935   Mortgage Capital Funding, Inc., Class 1998-MC1,
             Class A2...............................................        01/18/08              6.663             5,103,422
     300   Norwest Integrated Structured Assets, Inc.,
             Series 1998-3, Class 1A2...............................        12/25/28              7.000               296,811
  11,500   Option One Mortgage Loan Trust, Series 2000-2,
             Class S(1).............................................        06/25/30             2.500++              345,000
     622   PNC Mortgage Securities Corp., Series 1998-4,
             Class 3A16.............................................        05/25/28              6.750               633,746
   3,002   PNC Mortgage Securities Corp., Series 2000-8,
             Class 3A1..............................................        12/25/30             4.463++            3,015,009
     348   Prudential Home Mortgage REMIC, Series 1993-29,
             Class A8...............................................        08/25/08              6.750               351,696
   1,504   Prudential Home Mortgage REMIC, Series 1993-54,
             Class A19..............................................        01/25/24              6.500             1,424,858
   1,659   Prudential Securities Trust, Series 18, Class E..........        09/25/20              7.000             1,681,527
     661   Residential Accredit Loans, Inc., Series 2000-QS3,
             Class A1...............................................        03/25/30              7.750               665,739
   1,500   Residential Funding Mortgage Securities Inc.,
             Series 1998-S12, Class A6..............................        05/25/28              6.750             1,490,355
     120   Residential Funding Mortgage Securities, Inc.,
             Series 1998-S20, Class A10.............................        09/25/28              6.500               111,486
   1,330   Ryland Mortgage Acceptance Corp., Series 76, Class B.....        08/01/18              9.000             1,405,555
     787   Small Business Administration, Series 1995-10,
             Class I................................................        03/01/05              7.750               819,050
     571   Small Business Administration, Series 1997-P10B,
             Class 1................................................        05/01/07              7.310               610,389
   2,495   Small Business Administration, Series 2000-10,
             Class B................................................        08/01/10              7.449             2,553,792
                                                                                                               --------------
Total Collateralized Mortgage Obligations (cost--$85,560,377).......                                               89,220,240
                                                                                                               --------------

ASSET-BACKED SECURITIES--5.54%
   6,000   Advanta Business Card Master Trust, Series 2000-C,
             Class B................................................        04/20/08             7.319++            6,082,536
     752   Bayview Financial Acquisition Trust,
             Series 2000-A, Class M1(1)(3)..........................        02/25/30             7.298++              744,490
   4,446   Bayview Financial Acquisition Trust,
             Series 2000-C, Class M2................................        07/25/30             4.650++            4,433,830
   4,000   Bayview Financial Acquisition Trust,
             Series 2000-D, Class M1(1)(3)..........................        11/25/30             7.398++            4,036,250

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                     MATURITY            INTEREST
  (000)                                                                      DATES                RATES            VALUE
---------                                                             --------------------  -----------------  --------------
ASSET-BACKED SECURITIES--(CONCLUDED)
$  1,000   Bayview Financial Revolving Mortgage Loan,
             Series 1999-1, Class M2(1).............................        08/25/29            5.105%++       $    1,003,620
     603   Beneficial Home Equity Loan Trust........................        04/28/26             6.926++              602,877
   2,000   Conseco Finance Home Loan Trust..........................        06/15/24              9.520             2,119,438
     350   Conseco Finance Securitizations Corp.,
             Series 1999-F, Class M2................................        10/15/30              9.300               374,682
   1,800   Conseco Finance Securitizations Corp.,
             Series 1999-H, Class MF2...............................        12/15/29              9.290             1,923,505
   1,000   Conseco Finance Securitizations Corp.,
             Series 2000-5, Class M1................................        02/01/32              8.400             1,059,508
   2,500   Conseco Finance Securitizations Corp.,
             Series 2000-F, Class MV2...............................        06/15/29             7.230++            2,515,208
   1,687   Embarcadero Aircraft Securitization Trust,
             Series 2000-A, Class B(1)(3)...........................        08/15/25             7.810++            1,686,143
   3,870   GE Capital Mortgage Services, Inc.,
             Series 1999-HE1, Class B1..............................        04/25/29              7.200             3,778,483
   2,000   Indymac Home Equity Loan Asset-Backed Trust,
             Series 2000-C, Class MV2...............................        12/25/31             4.875++            1,993,859
      66   Money Store Home Equity Trust, Series 1997-D,
             Class AF3..............................................        11/15/21             6.345++               65,575
   2,000   NPF XII, Inc., Series 2000-2, Class B(1)(3)..............        10/01/03             4.595++            1,995,712
     215   Student Loan Marketing Association, Series 1996-2,
             Class A1...............................................        10/25/04             6.581++              214,496
                                                                                                               --------------
Total Asset-Backed Securities (cost--$33,999,402)...................                                               34,630,212
                                                                                                               --------------

STRIPPED MORTGAGE-BACKED SECURITIES--1.55%
     805   FHLMC REMIC, Series 0013, Class B(1)+++..................        06/25/23              7.000               391,978
     410   FHLMC REMIC, Series 1554, Class 1(1)+++..................        08/15/08             6.500*                29,918
   5,000   FHLMC REMIC, Series 1627, Class PN(1)+++.................        09/15/22              6.000               871,955
   1,000   FHLMC REMIC, Series 2110, Class PT(1)+++.................        07/15/23              6.000               238,176
     792   FHLMC REMIC, Series 2136, Class GD(1)+++.................        03/15/29              7.000               145,101
   1,572   FHLMC REMIC, Series 2143, Class IB(1)+++.................        12/15/24              6.000               238,296
   3,217   FHLMC REMIC, Series 2178, Class PI(1)+++.................        08/15/29              7.500               632,621
   2,743   FHLMC REMIC, Trust 1993-138, Class CL(1)+++..............        11/25/22              7.000               433,162
       5   FNMA REMIC, Trust 1992-142, Class KB(1)+++...............        08/25/07             11.977                95,318
       5   FNMA REMIC, Trust 1992-157, Class JA(1)+++...............        09/25/07             10.146                96,864
     495   FNMA REMIC, Trust 1992-207, Class U(1)+++................        10/25/07              7.500                71,296
   2,377   FNMA REMIC, Trust 1993-116, Class H(1)+++................        07/25/22              7.000               319,131
     168   FNMA REMIC, Trust 1993-161, Class GC(1)**................        02/25/23             0.010*               150,653
     307   FNMA REMIC, Trust 1994-007, Class PK(1)+++...............        05/25/08             6.500*                12,285
     823   FNMA REMIC, Trust 1994-030, Class IA(1)+++...............        11/25/22             6.500*                83,970
   4,819   FNMA REMIC, Trust 1998-013, Class PI(1)+++...............        07/18/19              7.000               266,225
   2,438   FNMA REMIC, Trust 1998-024, Class OK(1)+++...............        11/18/21              7.000               224,356
   1,388   FNMA REMIC, Trust 1998-044, Class IG(1)+++...............        07/18/16              6.500               118,467
   5,720   GNMA REMIC, Trust Series 1998-001, Class PG(1)+++........        07/20/24              7.000               627,188
   3,173   Chase Mortgage Finance Corp.,
             Series 1998-S2, Class A4(1)+++.........................        07/25/28              6.750               330,198
   5,046   CMC Securities Corp. IV, Series 1994-H2,
             Class AIO(1)+++........................................        01/25/10              0.452                37,842
  16,000   Conseco Finance Securitizations Corp.(1)+++..............        12/15/29              7.000                75,000
  12,190   CWMBS, Inc., Series 1998-14, Class A2(1)+++..............        12/25/13             0.500*               144,759
  86,280   Hilton Hotel Pool Trust, Series 2000-HLTA,
             Class X(1)+++..........................................        10/01/16             0.632*             3,882,597
      10   Residential Funding Mortgage Securities, Inc.,
             Series 1993-S15, Class A9(1)+++........................        04/25/08             7.721++               60,512
   1,071   Residential Funding Mortgage Securities, Inc.,
             Series 1998-S20, Class A19(1)+++.......................        09/25/28              6.750               127,194
                                                                                                               --------------
Total Stripped Mortgage-Backed Securities (cost--$9,825,915)........                                                9,705,062
                                                                                                               --------------

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PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                                     MATURITY            INTEREST
  (000)                                                                      DATES                RATES            VALUE
---------                                                             --------------------  -----------------  --------------

CORPORATE OBLIGATION--0.02%
$    141   River Valley (cost--$137,699)............................        09/30/29             7.500%        $      139,894
                                                                                                               --------------

MUNICIPAL SECURITIES--0.13%
     785   Pennsylvania Housing Finance Agency, Taxable
             Single-Family Mortgage, Series 54, Class B
             (cost--$777,096).......................................        10/01/07              6.950               806,014
                                                                                                               --------------

SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.05%
     320   U.S. Treasury Bills (cost--$317,663).....................        10/18/01         3.360 to 3.383@          317,663
                                                                                                               --------------

REPURCHASE AGREEMENT--1.76%
  11,025   Repurchase agreement dated 07/31/01 with State Street
             Bank & Trust Co., collateralized by $11,405,000 U.S.
             Treasury Bonds, 3.300%, due 12/20/01
             (value--$11,248,181); proceeds $11,026,164
             (cost--$11,025,000)....................................        08/01/01              3.800            11,025,000
                                                                                                               --------------
                                                                                                                1,015,044,919
Total Investments (cost--$1,001,151,775)--162.42%...................
                                                                                                                 (390,091,994)
Liabilities in excess of other assets--(62.42)%.....................
                                                                                                               --------------
Net Assets--100.00%.................................................                                           $  624,952,925
                                                                                                               ==============

-----------------

++ Floating rate securities. The interest rates shown are the current rates as of July 31, 2001.
*      Rate reflects annualized yield at date of purchase.
** Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
+++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
+      Estimated yield to maturity at July 31, 2001.
@      Interest rate shown is discount rate at date of purchase.
(1)    Illiquid securities representing 3.24% of net assets.
(2)    Security, or portion thereof, was on loan at July 31, 2001.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of July 31, 2001.
REMIC  Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned) Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                 See accompanying notes to financial statements

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PACE INTERMEDIATE FIXED INCOME INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

PRINCIPAL
 AMOUNT                                                               MATURITY         INTEREST
  (000)                                                                DATES             RATES        VALUE
---------                                                       --------------------  -----------  ------------
U.S. GOVERNMENT OBLIGATIONS--10.61%
 $   400   U.S. Treasury Bonds(1).............................        02/15/29          5.250%     $    379,625
                                                                                       5.500 to
  32,021   U.S. Treasury Notes(1).............................  05/15/08 to 08/15/09     6.000       33,920,502
                                                                                                   ------------
Total U.S. Government Obligations (cost--$33,540,721).........                                       34,300,127
                                                                                                   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--1.33%
     737   GNMA...............................................  11/15/26 to 12/15/26     7.750          770,740
   2,771   GNMA...............................................  06/15/17 to 11/15/17     8.000        2,940,978
       2   GNMA...............................................        11/20/01           8.500            2,145
      15   GNMA...............................................        01/15/02           9.000           15,250
     105   GNMA...............................................  07/15/04 to 09/15/04     9.500          111,074
                                                                                       6.000 to
     454   GNMA ARM...........................................  10/20/27 to 11/20/27     7.625          466,357
                                                                                                   ------------
Total Government National Mortgage Association Certificates
  (cost--$4,251,250)..........................................                                        4,306,544
                                                                                                   ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--0.01%
      30   FHLMC (cost--$29,953)..............................        06/01/02           8.000           29,906
                                                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--4.94%
   6,000   FNMA...............................................        05/25/11           6.088        6,089,762
   1,193   FNMA...............................................        09/01/25           7.000        1,220,723
   7,919   FNMA...............................................  06/01/10 to 09/01/29     7.500        8,166,691
     431   FNMA...............................................        03/01/04           8.000          440,348
      49   FNMA...............................................        09/01/07          13.000           55,787
                                                                                                   ------------
Total Federal National Mortgage Association Certificates
  (cost--$15,640,781).........................................                                       15,973,311
                                                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--14.16%
     550   FDIC REMIC Trust, Series 1996-C1, Class 1A.........        05/25/26           6.750          559,998
      82   FHLMC, Series 1497, Class O........................        10/15/22           7.000           81,996
       9   FHLMC, Series 1588, Class TB.......................        06/15/23           6.500            9,112
   6,589   FHLMC, Series 2210, Class AB.......................        10/15/26           7.200        6,682,271
  32,320   FHLMC, Series 2334, Class SB+......................        02/15/31           4.100        1,999,800
   7,325   GNMA REMIC, Series 2001-2, Class PB................        07/20/30           7.000        7,537,601
   1,170   BA Mortgage Securities, Inc., Series 1997-2,
             Class IA5........................................        10/25/27           7.250        1,216,803
     285   Countrywide Home Loans, Inc., Series 1997-10,
             Class A4.........................................        02/25/28           6.612          285,128
   1,358   Countrywide Home Loans, Inc., Series 1997-A11,
             Class A3.........................................        01/25/28           7.000        1,357,387
   5,000   Credit Suisse First Boston Mortgage Securities
             Corp., Series 1998-C2, Class A2..................        11/15/08           6.300        5,073,856
     687   DLJ Mortgage Acceptance Corp., Series 1997-CF1,
             Class A1A**......................................        05/15/06           7.400          718,727
     727   Drexel Burnham Lambert, Series H, Class 4..........        04/01/17           8.500          763,434
     877   Enterprise Mortgage Acceptance Co., Series 1998-1,
             Class A1**.......................................        07/15/03           6.110          881,690
   1,452   GMAC Commercial Mortgage Security, Inc.,
             Series 1997-C2, Class A1.........................        12/15/04           6.451        1,497,788
   4,313   Impac Secured Assets Corp., Series 1998-2,
             Class A7.........................................        07/25/28           6.850        4,351,909
   9,450   Impac Secured Assets Corp., Series 2000-5,
             Class A2.........................................        08/25/26           6.730        9,550,406
     859   LB Commercial Conduit Mortgage Trust,
             Series 1995-C2, Class A..........................        08/25/04           7.222          881,194
      20   Norwest Asset Securities Corp., Series 1997-5,
             Class A2.........................................        04/25/12           7.000           19,952
     947   Resolution Trust Corp., Series 1995-C2, Class D....        05/25/27           7.000          948,903

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PACE INTERMEDIATE FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                               MATURITY         INTEREST
  (000)                                                                DATES             RATES        VALUE
---------                                                       --------------------  -----------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONCLUDED)
 $   762   Salomon Brothers Mortgage Securities VII, Inc.,
             Series 1997-LB6, Class A4........................        12/25/27          6.910%     $    772,887
     610   Structured Asset Securities Corp., Series 1995-C4,
             Class A2 ARM.....................................        06/25/26           4.355          609,869
                                                                                                   ------------
Total Collateralized Mortgage Obligations
  (cost--$45,228,507).........................................                                       45,800,711
                                                                                                   ------------

CORPORATE NOTES--49.75%
AEROSPACE & DEFENSE--4.45%
   3,401   Air 2 US, Series C**...............................        10/01/20          10.127        3,584,096
  10,500   BAE Systems, Series B**............................        12/15/11           7.156       10,821,090
                                                                                                   ------------
                                                                                                     14,405,186
                                                                                                   ------------
AIRLINES--3.02%
     167   Continental Airlines Trust,
             Series 1997-4, Class 4C..........................        01/02/09           6.800          171,119
   1,410   Continental Airlines Trust,
             Series 1998-3, Class 2C..........................        11/01/05           7.250        1,459,113
   2,500   Delta Air Lines, Inc...............................        12/15/22          10.375        2,753,260
   4,910   Northwest Airlines, Series 2000-1, Class G.........        10/01/19           8.072        5,387,329
                                                                                                   ------------
                                                                                                      9,770,821
                                                                                                   ------------
AUTOMOTIVE--4.76%
   5,000   DaimlerChrysler NA Holding Corp....................        01/18/02          3.885*        4,997,525
   1,990   DaimlerChrysler NA Holding Corp. MTN...............        02/15/02           6.670        2,015,458
                                                                                       6.500 to
   6,665   Ford Motor Credit Co...............................  02/28/02 to 03/15/05     7.500        7,036,172
   1,225   Ford Motor Credit Co. MTN..........................        12/30/14           9.140        1,359,428
                                                                                                   ------------
                                                                                                     15,408,583
                                                                                                   ------------
BANKS--0.53%
     735   First USA Bank MTN.................................        12/03/01           6.625          742,162
     900   Security Pacific Corp. MTN.........................        07/01/03           9.800          980,120
                                                                                                   ------------
                                                                                                      1,722,282
                                                                                                   ------------
ENERGY--0.34%
   1,090   Noram Energy Corp..................................        11/01/03           6.375        1,109,328
                                                                                                   ------------
FINANCIAL SERVICES--6.10%
     870   Beneficial Corp....................................        12/15/04           6.810          906,720
   4,050   Capital One Bank...................................        02/11/02           4.460        4,033,905
   2,000   Cendant Corp.......................................        12/01/03           7.750        2,068,242
   2,355   CIT Group, Inc.....................................        03/15/03           7.375        2,459,098
     635   Countrywide Funding Corp. MTN......................        09/16/03           7.450          672,995
   1,420   Heller Financial, Inc. MTN.........................        07/22/02           6.500        1,456,679
   2,000   Household Netherlands BV...........................        12/01/03           6.200        2,048,026
   6,000   Ios Capital, Inc...................................        06/15/04           9.750        6,069,756
                                                                                                   ------------
                                                                                                     19,715,421
                                                                                                   ------------
HOTELS & LODGING--0.32%
   1,000   Marriott International, Inc., Series A.............        11/15/03           6.625        1,030,434
                                                                                                   ------------
INFORMATION & COMPUTER SERVICES--0.35%
   1,400   Comdisco, Inc......................................        04/30/02           5.950        1,137,500
                                                                                                   ------------
INSURANCE--3.93%
     700   Ace Ina Holding, Inc...............................        08/15/06           8.300          768,391
     955   Aetna Services, Inc................................        08/15/06           7.125        1,012,417
     910   CNA Financial Corp.................................        04/15/05           6.500          903,802
   4,500   Lumbermens Mutual Casualty**.......................        07/01/26           9.150        4,319,816

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PACE INTERMEDIATE FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                               MATURITY         INTEREST
  (000)                                                                DATES             RATES        VALUE
---------                                                       --------------------  -----------  ------------
CORPORATE NOTES--(CONTINUED)
INSURANCE--(CONCLUDED)
 $ 3,300   Principal Financial Group**........................        08/15/09          8.200%     $  3,594,152
   2,000   Zurich Capital Trust**.............................        06/01/37           8.376        2,099,500
                                                                                                   ------------
                                                                                                     12,698,078
                                                                                                   ------------
METALS & MINING--0.06%
     200   BHP Finance USA Ltd................................        12/01/02           7.875          208,090
                                                                                                   ------------
RAILROADS--0.15%
     297   Consolidated Rail Corp.............................        04/01/05           7.070          312,074
     147   CSX Transportation, Inc., Series A.................        03/01/06           8.410          159,224
                                                                                                   ------------
                                                                                                        471,298
                                                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--11.46%
   8,555   American Health Properties, Inc....................        01/15/02           7.050        8,607,014
                                                                                       7.050 to
   2,650   Corporate Property Investment Trust**..............  04/01/03 to 08/15/04     7.750        2,723,549
   1,245   EOP Operating LP...................................        03/15/06           8.375        1,356,912
   8,600   Franchise Finance Corp. MTN........................        01/14/02           8.430        8,785,502
     410   Health Care Property Investments, Inc..............        02/15/06           6.500          400,528
   1,000   Highwoods Properties, Inc..........................        06/15/04           7.190        1,020,311
   1,600   HRPT Properties Trust, Class A.....................        12/18/02           6.750        1,622,755
                                                                                       6.500 to
   1,645   Kimco Realty Corp..................................  10/01/03 to 11/14/05     6.830        1,686,394
   1,000   Nationwide Health Property, Inc....................        09/18/01           7.000        1,003,503
     950   New Plan Realty Trust Corp.........................        04/06/05           7.750          979,701
   1,355   Prologis Trust.....................................        07/15/06           7.050        1,406,749
     400   Rouse Co...........................................        01/15/03           8.500          417,230
   6,900   Simon Property Group, Inc..........................        02/09/04           6.750        7,036,654
                                                                                                   ------------
                                                                                                     37,046,802
                                                                                                   ------------
RETAIL--0.03%
     100   Wal-Mart Stores, Inc...............................        06/29/11           8.875          102,195
                                                                                                   ------------
SECURED ASSETS--2.26%
  10,000   CHYPS CBO Ltd., Series 1997-1A, Class A2A**........        01/15/10           6.720        7,300,000
                                                                                                   ------------
SECURITIES & ASSET MANAGEMENT--3.62%
   2,360   Goldman Sachs Group, Inc.(1).......................        08/17/05           7.625        2,534,671
   2,000   Goldman Sachs Group, Inc. MTN......................        10/01/09           7.350        2,114,416
   6,600   Lehman Brothers Holdings, Inc......................        01/15/05           7.750        7,058,706
                                                                                                   ------------
                                                                                                     11,707,793
                                                                                                   ------------
TELECOMMUNICATIONS--4.05%
   1,180   AT&T Corp..........................................        03/15/04           5.625        1,190,306
     450   Carolina Telephone & Telegraph Co..................        05/01/03           6.125          458,544
   1,565   Metronet Communications Corp.......................        08/15/07          12.000        1,724,925
     715   Telephone & Data Systems, Inc. MTN.................        11/15/21           9.550          730,722
   2,000   U.S. West Capital Funding..........................        07/15/08           6.375        1,962,422
                                                                                       4.305 to
   6,955   MCI WorldCom, Inc..................................  11/26/01 to 05/15/06     8.000        7,017,382
                                                                                                   ------------
                                                                                                     13,084,301
                                                                                                   ------------
UTILITIES--4.32%
   3,276   Marlin Water Trust**...............................        12/15/01           7.090        3,299,027
     700   New York State Electric & Gas Corp.................        05/01/20           9.875          729,061
     780   Southern Investments PLC...........................        12/01/06           6.800          781,140
     550   Virginia Electric & Power Co.......................        03/01/25           8.250          590,865

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE INTERMEDIATE FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                               MATURITY         INTEREST
  (000)                                                                DATES             RATES        VALUE
---------                                                       --------------------  -----------  ------------
CORPORATE NOTES--(CONCLUDED)
UTILITIES--(CONCLUDED)
 $ 8,500   WCG Note Trust**...................................        03/15/04          8.250%     $  8,563,350
                                                                                                   ------------
                                                                                                     13,963,443
                                                                                                   ------------
Total Corporate Notes (cost--$158,283,705)....................                                      160,881,555
                                                                                                   ------------
ASSET-BACKED SECURITIES--14.25%
     397   Amresco Residential Securities Mortgage Loan Trust,
             Series 1996-3, Class A6..........................        11/25/24           7.875          407,604
     720   Aames Mortgage Trust, Series 1996-D, Class A1G.....        03/15/29           7.320          740,784
   1,691   California Infrastructure, Series 1997-1,
             Class A5.........................................        06/25/04           6.250        1,710,045
   5,000   Conseco Finance, Series 2000-F, Class MF2..........        03/15/24           8.930        5,311,669
  10,500   Conseco Finance, Series 2001-A, Class IIA2.........        03/15/32           6.520       10,793,703
   6,920   FMAC Loan Receivable Trust, Series 1998-DA,
             Class A3**.......................................        12/15/19           6.729        6,873,286
     271   Green Tree Financial Corp., Series 1996-3,
             Class A4.........................................        05/15/27           7.100          275,121
     508   Ikon Receivables LLC, Series 1999-1, Class A3......        05/15/05           5.990          512,312
   1,500   Master Financial Asset Securitization Trust,
             Series 1997-1, Class A8..........................        01/20/29           7.500        1,533,750
   4,144   Mid-State Trust, Series-4, Class A.................        04/01/30           8.330        4,491,368
      53   Money Store Home Equity Trust, Series 1997-A,
             Class A6.........................................        10/15/21           7.210           52,848
      17   Money Store Home Equity Trust, Series 1997-C,
             Class AH5........................................        02/15/15           6.590           16,859
   5,874   Oakwood Mortgage Investors, Inc., Series 1999-D,
             Class A1.........................................        11/15/29           7.840        6,193,275
     159   Team Fleet Financing Corp., Series 1998-2,
             Class A**........................................        07/25/02           6.070          158,530
     600   UCFC Loan Trust, Series 1996-B1, Class A7..........        11/15/27           8.200          627,633
   6,200   UCFC Loan Trust, Series 1998-D, Class BF1..........        04/15/30           8.965        6,377,861
                                                                                                   ------------
Total Asset-Backed Securities (cost--$45,086,811).............                                       46,076,648
                                                                                                   ------------
SHORT-TERM U.S. AGENCY OBLIGATION--3.39%
  11,000   FHLMC, Series RB (cost--$10,969,640)...............        08/28/01          4.100@       10,969,640
                                                                                                   ------------
REPURCHASE AGREEMENT--6.36%
  20,557   Repurchase Agreement dated 07/31/01 with State
             Street Bank & Trust Co., collateralized by
             $21,264,184 U.S. Treasury Bonds, 3.300% due
             12/20/01; (value--$20,971,801); proceeds:
             $20,559,170 (cost--$20,557,000) .................        08/01/01           3.800       20,557,000
                                                                                                   ------------
Total Investments (cost--$333,588,368)--104.80%...............                                      338,895,442
Liabilities in excess of other assets--(4.80)%................                                      (15,525,727)
                                                                                                   ------------
Net Assets--100.00%...........................................                                     $323,369,715
                                                                                                   ============

-----------------

ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of July 31, 2001.
MTN    Medium Term Notes.
REMIC  Real Estate Mortgage Investment Conduit.
(1)    Security, or portion thereof, was on loan at July 31, 2001.
+ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
* Floating rate security. The interest rate shown is the current rate as of July 31, 2001.
** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@      Interest rate shown is discount rate at date of purchase.

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE STRATEGIC FIXED INCOME INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

PRINCIPAL
 AMOUNT                                                              MATURITY                 INTEREST
  (000)                                                               DATES                     RATES                VALUE
---------                                                      --------------------  ---------------------------  ------------
U.S. GOVERNMENT OBLIGATIONS--13.18%
 $ 8,800   U.S. Treasury Bonds(2)............................  02/15/16 to 02/15/23           7.125 to 9.250%(1)  $ 10,798,063
  23,339   U.S. Treasury Inflation Index Notes(2)++++++......  07/15/02 to 04/15/28        3.375 to 3.625           23,842,482
   6,300   U.S. Treasury Stripped Principal Payment Bonds....        08/15/25                  6.875@                1,579,026
                                                                                                                  ------------
Total U.S. Government Obligations (cost--$35,199,313)........                                                       36,219,571
                                                                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--4.53%
     955   GNMA ARM..........................................  11/20/23 to 05/20/26        7.655 to 8.573              971,152
   2,783   GNMA I............................................  06/15/17 to 11/15/17             8.000                2,953,907
   8,000   GNMA I TBA........................................          TBA                      8.000                8,345,040
     157   GNMA II...........................................        07/20/25                   7.750                  161,345
                                                                                                                  ------------
Total Government National Mortgage Association Certificates
  (cost--$12,390,187)........................................                                                       12,431,444
                                                                                                                  ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--17.74%
  29,578   FHLMC(2)..........................................  09/15/10 to 04/15/31        5.500 to 6.875           29,342,024
   1,674   FHLMC ARM.........................................        05/01/25                   7.645                1,790,269
  18,000   FHLMC TBA.........................................          TBA                      6.000               17,623,080
                                                                                                                  ------------
Total Federal Home Loan Mortgage Corporation Certificates
  (cost--$47,969,613)........................................                                                       48,755,373
                                                                                                                  ------------

FEDERAL HOUSING ADMINISTRATION CERTIFICATES--1.41%
   3,893   FHA Project Notes (cost--$3,985,067)..............  08/01/20 to 07/01/25             7.430                3,874,847
                                                                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--10.73%
   5,054   FNMA..............................................        05/15/31                   6.500                4,648,225
   2,165   FNMA..............................................        05/01/30                   6.775                2,193,662
   3,052   FNMA(2)...........................................        03/15/07                   7.125                3,325,761
     822   FNMA ARM..........................................        09/25/30                   4.255                  824,085
   3,852   FNMA ARM..........................................        12/01/09                   6.970                4,030,329
     328   FNMA ARM..........................................        04/01/27                   8.313                  339,502
     573   FNMA ARM..........................................        05/01/27                   8.350                  594,048
     984   FNMA ARM COFI.....................................        11/01/26                   4.500                  928,978
  13,000   FNMA TBA..........................................          TBA                 5.500 to 6.000           12,595,000
                                                                                                                  ------------
Total Federal National Mortgage Association Certificates
  (cost--$28,748,043)........................................                                                       29,479,590
                                                                                                                  ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--37.68%
   1,000   FHLMC REMIC, Series 1278, Class K.................        05/15/22                   7.000                1,013,535
      81   FHLMC REMIC, Series 1366, Class H.................        08/15/07                   6.000                   82,490
      29   FHLMC REMIC, Series 1367, Class KA................        09/15/22                   6.500                   29,186
   1,320   FHLMC REMIC, Series 1502, Class PX-Z..............        04/15/23                   7.000                1,315,491
     939   FHLMC REMIC, Series 1503, Class PZ................        05/15/23                   7.000                  939,784
     509   FHLMC REMIC, Series 1534, Class Z.................        06/15/23                   5.000                  422,073
     841   FHLMC REMIC, Series 1548, Class Z.................        07/15/23                   7.000                  852,264
   1,225   FHLMC REMIC, Series 1562, Class Z.................        07/15/23                   7.000                1,231,562
     199   FHLMC REMIC, Series 1601, Class PB................        11/15/23                   6.500                  190,973
     136   FHLMC REMIC, Series 1611, Class I.................        02/15/23                   6.000                  138,002
     844   FHLMC REMIC, Series 1628, Class KZ................        12/15/23                   6.250                  810,766
     325   FHLMC REMIC, Series 1694, Class Z.................        03/15/24                   6.500                  314,355
   2,751   FHLMC REMIC, Series 1870, Class Z.................        01/15/24                   6.500                2,663,655
   2,443   FHLMC REMIC, Series 2061, Class Z.................        06/15/28                   6.500                2,309,387
   3,524   FHLMC REMIC, Series 2106, Class ZB................        12/15/28                   6.250                3,250,489
   1,596   FHLMC REMIC, Series 2248, Class ZB................        09/15/30                   7.500                1,642,582
     477   FHLMC REMIC, Series G15, Class PZ.................        07/25/23                   7.000                  475,693

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PACE STRATEGIC FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                              MATURITY                 INTEREST
  (000)                                                               DATES                     RATES                VALUE
---------                                                      --------------------  ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
 $   329   FHLMC REMIC, Series G23, Class KZ.................        11/25/23                  6.500%             $    323,651
   1,644   FHLMC REMIC, Series G24, Class ZA.................        11/25/23                   6.500                1,538,489
   4,000   FNMA REMIC, Series 2001, Class 47-Z...............        08/31/31                  7.113++               3,405,000
     211   FNMA REMIC, Trust Series 1991-065, Class Z........        06/25/21                   6.500                  213,961
      75   FNMA REMIC, Trust Series 1992-118, Class K........        09/25/08                   7.500                   77,994
     160   FNMA REMIC, Trust Series 1992-129, Class L........        07/25/22                   6.000                  156,802
     433   FNMA REMIC, Trust Series 1992-G40, Class ZC.......        07/25/22                   7.000                  436,957
      93   FNMA REMIC, Trust Series 1993-037, Class PX.......        03/25/23                   7.000                   92,503
     198   FNMA REMIC, Trust Series 1993-056, Class PZ.......        05/25/23                   7.000                  199,243
     377   FNMA REMIC, Trust Series 1993-060, Class Z........        05/25/23                   7.000                  382,526
     817   FNMA REMIC, Trust Series 1993-065, Class ZZ.......        06/25/13                   7.000                  842,512
     149   FNMA REMIC, Trust Series 1993-070, Class Z........        05/25/23                   6.900                  148,352
     431   FNMA REMIC, Trust Series 1993-096, Class Z........        06/25/23                   7.000                  438,015
     279   FNMA REMIC, Trust Series 1993-122, Class L........        01/25/23                   6.500                  281,884
      76   FNMA REMIC, Trust Series 1993-149, Class L........        08/25/23                   6.000                   75,349
     161   FNMA REMIC, Trust Series 1993-160, Class ZB.......        09/25/23                   6.500                  158,922
     157   FNMA REMIC, Trust Series 1993-163, Class ZA.......        09/25/23                   7.000                  159,604
     111   FNMA REMIC, Trust Series 1993-199, Class Z........        10/25/23                   7.000                  111,185
     173   FNMA REMIC, Trust Series 1993-G10, Class G........        05/25/22                   5.000                  173,561
     163   FNMA REMIC, Trust Series 1993-G40, Class Z........        12/25/23                   6.500                  159,142
     320   FNMA REMIC, Trust Series 1994-023, Class PX.......        08/25/23                   6.000                  300,373
   3,655   FNMA REMIC, Trust Series 1998-63, Class ZA........        11/25/28                   6.000                3,388,718
   4,000   FNMA REMIC, Trust Series 1998-M, Class B..........        09/25/07                   6.270                4,077,554
   1,806   FNMA REMIC, Trust Series 1998-M7, Class Z.........        05/25/36                   6.390                1,673,445
   5,848   FNMA REMIC, Trust Series 1999-10, Class MZ........        09/17/38                   6.500                5,394,686
   2,500   FNMA REMIC, Trust Series 1999-W4, Class A9........        02/25/29                   6.250                2,348,102
  10,000   FNMA REMIC, Trust Series 2000-012, Class PG.......        04/25/30                   7.500               10,587,702
   3,096   GNMA REMIC, Trust Series 2000-009, Class FG.......        02/16/30                  7.199++               3,120,856
     870   GNMA REMIC, Trust Series 2000-009, Class FH.......        02/16/30                  7.199++                 872,091
   3,040   Small Business Administration, Series 1999-20K,
             Class 1.........................................        11/01/19                   7.060                3,156,940
     415   U.S. Department of Veteran Affairs Vendee Mortgage
             Trust, Series 1993-3, Class 2ZA.................        06/15/20                   6.500                  425,790
   2,000   BA Mortgage Securities, Inc., Series 1998-4,
             Class 1A-12.....................................        08/25/28                   6.750                2,037,420
     174   Bear Stearns Mortgage Securities, Inc. REMIC,
             Series 1994-1, Class 3A.........................        05/25/23                  7.100++                 175,877
   1,134   Bear Stearns Mortgage Securities, Inc. REMIC,
             Series 2000-1, Class 1A.........................        12/25/30                  7.492++               1,154,415
   2,092   Bear Stearns Mortgage Securities, Inc. REMIC,
             Series 2000-1, Class 2A.........................        12/25/30                  7.490++               2,136,004
     141   California Federal Bank REMIC, Series 1990-BN1,
             Class A.........................................        08/25/30                  7.196++                 143,471
     326   Capital Asset Research Funding, Series 1998-A,
             Class A.........................................        12/15/05                  5.905++                 325,203
     327   Chase Mortgage Finance Corp., Series 1995-A,
             Class A.........................................        04/25/25                  8.409++                 331,936
   4,082   GMAC Commercial Mortgage Security, Inc.,
             Series 1998-C1, Class A1........................        11/15/07                  6.411++               4,202,495
   3,199   GMAC Mortgage Corp. Loan Trust, Series 2000-J3,
             Class A2........................................        10/25/30                   7.750                3,343,544
   3,062   Housing Security, Inc., Series 1992-8, Class B....        06/25/24                  7.012++               3,113,977
   1,770   HPSC Equipment Receivables LLC,
             Series 2000-1A, Class A+(3).....................        11/22/07                  4.181++               1,767,780
   1,103   J.P. Morgan Commercial Mortgage Finance Corp.,
             Series 2000-FL1, Class A+(3)....................        04/15/10                  4.110++               1,103,280
   1,821   LTC Commercial Mortgage Certificates,
             Series 1998-1, Class A..........................        05/28/30                  6.029++               1,819,619
     867   Norwest Asset Securities Corp., Series 1998-17,
             Class A2........................................        08/25/28                   6.250                  869,714
   2,965   Oakwood Mortgage Investors, Inc., Series 1999-B,
             Class A2........................................        12/15/13                   6.190                3,022,916
     527   PNC Mortgage Securities Corp., Series 2000-8,
             Class 4A1.......................................        12/25/30                  4.263++                 527,839
     625   Residential Asset Securities Corp.,
             Series 2000-KS5, Class AII......................        12/25/31                  4.045++                 625,220
     150   Residential Funding Mortgage Securities I, Inc.,
             Series 1993-S30, Class A9.......................        08/25/23                   7.500                  148,968
   2,728   Residential Funding Mortgage Securities I, Inc.,
             Series 1997-S7, Class A5........................        05/25/27                   7.500                2,849,630

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PACE STRATEGIC FIXED INCOME INVESTMENTS

PRINCIPAL
 AMOUNT                                                              MATURITY                 INTEREST
  (000)                                                               DATES                     RATES                VALUE
---------                                                      --------------------  ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONCLUDED)
 $   885   Residential Funding Mortgage Securities I, Inc.,
             Series 2000-S14, Class A1.......................        11/25/30                  7.500%             $    903,695
   1,082   Salomon Brothers Mortgage Securities, Inc. VII,
             Series 1999-NC4, Class A........................        09/25/29                  4.205++               1,085,224
   1,096   Salomon Brothers Mortgage Securities, Inc. VII,
             Series 2000-BOA1, Class A.......................        08/25/30                   7.600                1,106,812
   3,268   Salomon Brothers Mortgage Securities, Inc. VII
             REMIC, Series 1993-3, Class A7-MZ...............        08/25/23                   7.200                3,323,242
     400   Sovereign Dealer Floor Plan Master LLC,
             Series 2000-1A, Class A.........................        10/15/07                  4.080++                 399,200
   4,500   Structured Asset Securities Corp., Series 1997-4,
             Class 2A-9......................................        12/25/27                   7.000                4,622,310
                                                                                                                  ------------
Total Collateralized Mortgage Obligations
  (cost--$98,741,016)........................................                                                      103,543,987
                                                                                                                  ------------

ASSET-BACKED SECURITIES--6.78%
     741   Airplanes Pass-Through Trust, Series 1,
             Class D.........................................        03/15/19                  10.875                  449,310
       5   American Residential Mortgage Loan Trust,
             Series 1998-001, Class 1........................        05/25/29                  6.828++                   4,635
   1,165   Arcadia Automobile Receivables Trust,
             Series 1999-C, Class A2.........................        12/15/03                   6.900                1,181,657
   3,200   Bayview Financial Acquisition Trust, 2000-D,
             Class A+(3).....................................        11/25/30                  7.038++               3,214,000
     610   C-Bass Trust, Series 2000-CB4, Class A1-A.........        02/25/30                   4.125                  609,986
     685   CS First Boston Mortgage Securities Corp.,
             Series 2000-HE1, Class A2.......................        12/15/30                   4.240                  685,407
   1,208   Dealer Auto Recievables Trust, Series 2000-1,
             Class A2........................................        04/15/03                   7.010                1,221,060
   2,424   Delta Funding Home Equity Loan Trust,
             Series 1999-003, Class A1-A.....................        09/15/29                  7.030++               2,432,808
     143   First Security Auto Owner Trust, Series 1999-1,
             Class A3........................................        06/15/03                   5.580                  142,709
   2,500   Keystone Owner Trust, Series 1998-P2, Class A4....        12/25/18                   6.840                2,572,373
   2,798   Metropolitan Asset Funding, Inc., Series 2000-A,
             Class A3........................................        12/25/23                   8.115                2,944,895
   1,516   Mid-State Trust, Series 4, Class A................        04/01/30                   8.330                1,643,183
      44   Money Store Home Equity Trust, Series 1997-D,
             Class AF3.......................................        11/15/21                  6.345++                  43,717
     226   Money Store Home Equity Trust, Series 1998-A,
             Class AV........................................        06/15/29                  6.890++                 225,347
   1,247   SLMA Student Loan Trust, Series 1998-1,
             Class A1........................................        01/25/07                  6.948++               1,247,902
                                                                                                                  ------------
Total Asset-Backed Securities (cost--$18,590,737)............                                                       18,618,989
                                                                                                                  ------------

STRIPPED MORTGAGE-BACKED SECURITIES+--0.04%
      40   FHLMC, Series 1625, Class GA+++...................        01/15/08                 6.000(1)                   1,185
     297   FNMA REMIC, Trust Series 1993-201, Class JB+++....        09/25/21                 6.500(1)                  26,201
   1,825   FNMA REMIC, Trust Series 1993-201, Class JC+++....        05/25/19                 6.500(1)                  85,196
                                                                                                                  ------------
Total Stripped Mortgage-Backed Securities (cost--$114,513)...                                                          112,582
                                                                                                                  ------------

CORPORATE BONDS--16.62%
AIRLINES--0.20%
     500   United Air Lines, Inc.............................        11/27/12                  10.360                  549,105
                                                                                                                  ------------
AUTOMOTIVE--0.65%
   1,800   DaimlerChrysler NA Holdings Corp..................        08/16/04                  7.078++               1,789,949
                                                                                                                  ------------
BANKS--0.54%
   1,500   MBNA American Bank................................        12/10/02                  6.495++               1,480,881
                                                                                                                  ------------
ENERGY--0.84%
   2,200   NRG Energy, Inc...................................        11/01/03                   8.000                2,307,776
                                                                                                                  ------------
FINANCIAL SERVICES--4.04%
     950   CIT Group, Inc....................................        04/07/03                  4.270++                 952,889

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
PRINCIPAL
 AMOUNT                                                              MATURITY                 INTEREST
  (000)                                                               DATES                     RATES                VALUE
---------                                                      --------------------  ---------------------------  ------------
CORPORATE BONDS--(CONCLUDED)
FINANCIAL SERVICES--(CONCLUDED)
 $ 3,600   General Motors Acceptance Corp....................        05/16/03                 4.530%++            $  3,611,430
     400   General Motors Acceptance Corp., MTN..............        01/20/04                  4.480++                 402,996
   4,000   Infrastructure Finance Corp.......................        03/26/09                  5.059++               3,997,500
     122   Midland Funding Corp..............................        07/23/02                  10.330                  124,639
   2,000   Textron Financial Corp............................        05/28/02                  7.099++               1,999,898
                                                                                                                  ------------
                                                                                                                    11,089,352
                                                                                                                  ------------
MEDIA--0.78%
   2,000   Cox Enterprises, Inc.+(3).........................        02/15/07                   8.000                2,141,466
                                                                                                                  ------------
MEDICAL PROVIDERS--0.77%
   1,700   Columbia HCA Health Care Corp.....................        07/15/45                   6.630                1,727,764
     400   HCA, Inc..........................................        09/19/02                  5.351++                 400,030
                                                                                                                  ------------
                                                                                                                     2,127,794
                                                                                                                  ------------
SECURITIES & ASSET MANAGEMENT--2.07%
   4,500   Bear Stearns Co., Inc.............................        09/21/04                  6.910++               4,496,908
   1,200   Morgan Stanley Dean Witter & Co...................        04/22/04                  5.899++               1,200,071
                                                                                                                  ------------
                                                                                                                     5,696,979
                                                                                                                  ------------
TELECOMMUNICATIONS--2.83%
   4,500   British Telecommunications PLC(2).................  12/15/03 to 12/15/05        1.000 to 5.185            4,774,927
   3,000   Sprint Capital Corp., MTN.........................        06/24/02                  6.850++               3,002,769
                                                                                                                  ------------
                                                                                                                     7,777,696
                                                                                                                  ------------
UTILITIES--0.62%
   1,663   Niagara Mohawk Power Co...........................        10/01/02                   7.250                1,706,897
                                                                                                                  ------------
YANKEE--3.28%
   2,500   Compagnie Financiere de CIC et de l'Union
             Europeenne......................................        10/29/49                  6.379++               2,456,250
   1,000   Mexico Credit Link+(3)............................        02/25/02                 13.310++               1,028,313
   2,900   Nacional Financiera...............................        05/08/03                  8.634++               2,951,072
   2,300   Nordbanken AB.....................................        11/11/09                  8.950++               2,564,359
                                                                                                                  ------------
                                                                                                                     8,999,994
                                                                                                                  ------------
Total Corporate Bonds (cost--$44,483,271)....................                                                       45,667,889
                                                                                                                  ------------

INTERNATIONAL GOVERNMENT OBLIGATIONS--1.72%
EUR 1,040  Federal Republic of Germany.......................  01/04/24 to 01/04/30        4.750 to 6.500              963,861
PLZ 4,140  Government of Poland..............................        06/12/04                  10.000                  869,225
GBP 1,265  United Kingdom Treasury Bonds.....................        12/07/03                   6.500                1,855,572
   1,000   United Mexican States.............................        04/07/04                  7.570++               1,027,500
                                                                                                                  ------------
Total International Government Obligations
  (cost--$5,244,489).........................................                                                        4,716,158
                                                                                                                  ------------

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
NOTIONAL
 AMOUNT
 (000)                                                                                                               VALUE
---------                                                                                                         ------------
PUT OPTIONS PURCHASED--0.00%
 $18,000   Euro Dollars Future Puts, expires 08/01...........                                                     $          0
       1   Euro Dollars Future Puts, expires 09/01...........                                                              253
                                                                                                                  ------------
Total Put Options Purchased (cost--$16,584)..................                                                              253
                                                                                                                  ------------
PRINCIPAL
 AMOUNT                                                             MATURITY                  INTEREST
 (000)                                                                DATE                      RATE
---------                                                      --------------------  ---------------------------
REPURCHASE AGREEMENT--3.01%
   8,282   Repurchase agreement dated 07/31/01 with State
             Street Bank & Trust Co., collateralized by
             $8,570,000 U.S. Treasury Bonds, 3.300%, due
             12/20/01
             (value--$8,452,163); proceeds $8,282,874
             (cost--$8,282,000)..............................        08/01/01                  3.800%                8,282,000
                                                                                                                  ------------
Total Investments (cost--$303,764,833)--113.44%..............                                                      311,702,683
Liabilities in excess of other assets--(13.44)%..............                                                      (36,925,971)
                                                                                                                  ------------
Net Assets--100.00%..........................................                                                     $274,776,712
                                                                                                                  ============

-----------------

++ Floating rate securities. The interest rates shown are the current rates as of July 31, 2001.
+      Illiquid securities representing 3.41% of net assets.
+++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
++++++ Entire or partial amount pledged as collateral for futures transactions.
@      Interest rate shown is the discount rate at date of purchase.
ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of July 31, 2001.
COFI   Cost of Funds Index.
MTN    Medium Term Note.
REMIC  Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned)--Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
EUR    Euro Dollars.
PLZ    Polish Zloty.
GBP    British Pounds.
(1)    Annualized yield at date of purchase.
(2)    Security, or portion thereof, was on loan at July 31, 2001.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

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FUTURES CONTRACTS

NUMBER OF                                                                      IN          EXPIRATION      UNREALIZED
CONTRACTS                       CONTRACTS TO DELIVER                      EXCHANGE FOR        DATES       APPRECIATION
---------   ------------------------------------------------------------  -------------  ---------------  ------------
     2      Municipal Bonds Future......................................  $    212,812   September 2001    $    6,750
   298      Euro Bonds 10 Year Future...................................    28,260,085   September 2001       484,056
   788      Euro Dollars 90 Day Future..................................   164,721,550   September 2002       982,269
    15      U.S. Treasury Notes 10 Year Future..........................     1,591,641   September 2001        41,719
                                                                                                           ----------
                                                                                                           $1,514,794
                                                                                                           ==========

FORWARD FOREIGN CURRENCY CONTRACTS

                                                              CONTRACTS                                   UNREALIZED
                                                                  TO              IN          MATURITY   APPRECIATION
                                                               DELIVER       EXCHANGE FOR      DATES    (DEPRECIATION)
                                                              ----------   ----------------   --------  --------------
Euro Dollars................................................   9,167,163   USD     8,000,000  08/21/01     $ (21,508)
Japanese Yen................................................  66,700,000   USD      540,519   09/07/01         4,694
U.S. Dollars................................................   8,571,672   EUR    10,132,000  08/21/01       294,093
                                                                                                           ---------
                                                                                                           $ 277,279
                                                                                                           =========

CURRENCY TYPE ABBREVIATIONS:

EUR          Euro Dollars
USD          U.S. Dollars

                 See accompanying notes to financial statements

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PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

 PRINCIPAL
   AMOUNT                                                               MATURITY            INTEREST
   (000)                                                                 DATES               RATES           VALUE
------------                                                      --------------------  ----------------  ------------
MUNICIPAL BONDS AND NOTES--100.14%
ALABAMA--0.42%
   $   85     Birmingham Medical Clinic Board Revenue Bapist
                Medical Centers (Escrow to Maturity)............        07/01/05             7.300%       $     92,598
    1,000     Courtland Industrial Development Board Industrial
                Development Revenue Refunding Champion
                International Corp. Series A....................        12/01/13             7.200           1,049,660
                                                                                                          ------------
                                                                                                             1,142,258
                                                                                                          ------------
ALASKA--1.93%
    2,055     Alaska Student Loan Corp. Revenue, Series A (AMBAC
                Insured)*.......................................  07/01/06 to 07/01/09   5.350 to 5.550      2,175,380
    3,000     Northern Tobacco Securitization Corp. Revenue
                Alaska Tobacco Settlement.......................        06/01/22             6.200           3,111,120
                                                                                                          ------------
                                                                                                             5,286,500
                                                                                                          ------------
ARIZONA--0.68%
    1,000     Arizona Transportation Board Highway Revenue
                Series B........................................        07/01/06             8.000           1,192,630
       60     Pima County Hospital Revenue St. Joseph Hospital
                Project (Escrow to Maturity)....................        01/01/09             7.500              68,028
      570     Show Low Industrial Development Authority Revenue
                Navapache Regional Medical Center Series A (ACA
                Insured)........................................        12/01/06             5.125             596,311
                                                                                                          ------------
                                                                                                             1,856,969
                                                                                                          ------------
ARKANSAS--0.06%
       40     Arkansas State Development Finance Authority (MBIA
                Insured)........................................        10/01/16             5.100              40,103
       35     Pulaski County Residential Housing Single-Family
                (Escrow to Maturity)............................        06/01/10             7.250              39,870
       71     Springdale Residential Housing Mortgage Series A
                (FNMA Collateralized)...........................        09/01/11             7.650              78,930
                                                                                                          ------------
                                                                                                               158,903
                                                                                                          ------------
CALIFORNIA--3.20%
      150     California Pollution Control Financing Kaiser
                Steel Corp. Project (Escrow to Maturity)........        10/01/08             7.250             167,274
      140     Inglewood Residential Rehabilitation (Escrow to
                Maturity).......................................        08/01/10             7.500             162,422
      335     Los Angeles Community Redevelopment Agency
                Refunding Monterey Hills Redevelopment Project
                B...............................................        12/01/22             8.650             375,937
      250     Los Angeles Multi-Family Revenue Housing
                Earthquake Rehabilitation Project Series C (FNMA
                Collateralized)*................................        07/01/07             5.150             255,095
    4,500     Los Angeles Water & Power Revenue Power Systems
                Series A-1......................................        07/01/06             5.500           4,943,655
      750     Newport Beach Revenue (Hoag Memorial Presbyterian
                Hospital).......................................        10/01/22             2.600             750,000
      980     Sacramento Utility District Electric Revenue White
                Rock Project (Escrow to Maturity)...............  03/01/10 to 05/01/10   6.750 to 6.800      1,114,055
      980     Vista Multi-Family Housing Pepperwood Apartments
                (Mandatory Put 06/01/05 @ 100) (FNMA
                Collateralized).................................        06/01/25             5.700           1,018,642
                                                                                                          ------------
                                                                                                             8,787,080
                                                                                                          ------------
COLORADO--2.15%
    1,500     Colorado Department Transportation Revenue
                Anticipation Notes Series A (MBIA Insured)......        06/15/07             5.500           1,635,480
      750     Colorado Housing & Finance Authority Single-Family
                Program Senior Guaranteed Mortgage Loan
                Series D-3 (FHA/VA/FHMA Insured)................        08/01/23             7.200             766,830
      210     Colorado Housing & Finance Authority Single-Family
                Program Subordinated*...........................        11/01/04             5.750             211,027
    2,000     Colorado Springs Utilities Revenue (Escrow to
                Maturity).......................................        11/15/10             5.800           2,193,140
    1,000     Northwest Parkway Public Highway Authority Revenue
                Senior Series A (FSA Insured)...................        06/15/09             5.500           1,093,430
                                                                                                          ------------
                                                                                                             5,899,907
                                                                                                          ------------

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
 PRINCIPAL
   AMOUNT                                                               MATURITY            INTEREST
   (000)                                                                 DATES               RATES           VALUE
------------                                                      --------------------  ----------------  ------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
DISTRICT OF COLUMBIA--1.25%
   $  450     District of Columbia Housing Finance Authority
                Certificate of Participation (Asset Guaranty
                Insured)........................................        06/01/08             4.850%       $    457,592
      515     District of Columbia Prerefunded 2001 Series A
                (MBIA Insured)..................................        06/01/08             5.250             555,685
    1,340     District of Columbia Revenue Refunding Howard
                University Project (MBIA Insured)...............        10/01/02             5.250           1,376,890
      985     District of Columbia Unrefunded Balance 2001
                Series A (MBIA Insured).........................        06/01/08             5.250           1,054,275
                                                                                                          ------------
                                                                                                             3,444,442
                                                                                                          ------------
FLORIDA--6.39%
      250     Alachua County Health Facilities Authority Shands
                Hospital at The University of Florida (MBIA
                Insured)........................................        12/01/05             6.100             260,138
    2,800     Bay County Housing & Finance Authority
                Single-Family Mortgage Revenue Series A
                (FNMA/GNMA Collateralized)......................        12/01/20             4.550           2,707,768
    1,000     Florida State Board of Education Capital Outlay
                Public Education Series B.......................        06/01/06             6.000           1,103,210
    2,900     Florida State Division Board of Finance Department
                General Services Revenues Department of
                Environmental Preservation Series 2000-A (AMBAC
                Insured)........................................        07/01/06             5.500           3,121,415
    3,505     Hialeah Housing Authority Municipal Housing
                Revenue (Escrow to Maturity)....................        11/01/21             9.500           4,550,366
    2,625     Lakeland Electric & Water Revenue Refunding First
                Lien Series B (FSA Insured).....................        10/01/07             6.550           3,005,336
    1,915     Leon County Educational Facilities Authority
                Certificates of Participation...................        09/01/14             9.000           2,641,225
      140     Palm Beach County Solid Waste Authority Revenue
                (Escrow to Maturity) (MBIA Insured).............        12/01/04             10.000            157,737
                                                                                                          ------------
                                                                                                            17,547,195
                                                                                                          ------------
GEORGIA--7.92%
    5,000     Conyers Water & Sewage Revenue Series A (AMBAC
                Insured)........................................        07/01/15             6.600           5,535,250
    1,150     Downtown Smyrna Development Authority Revenue
                (MBIA Insured)..................................        02/01/16             6.700           1,295,084
    5,405     Georgia State, Series D...........................  08/01/08 to 10/01/10   6.000 to 7.400      6,263,351
      130     Gwinnett County Water & Sewer Authority Revenue
                (Escrow to Maturity)............................        10/01/04             9.600             144,035
    5,000     Hall County School District (AMBAC Insured).......        12/01/14             6.700           5,640,500
    1,090     Metropolitan Atlanta Rapid Transportation
                Authority Sales Tax Revenue Refunding
                Series N........................................        07/01/07             6.000           1,206,826
    1,500     Metropolitan Atlanta Rapid Transportation
                Authority Sales Tax Revenue Refunding Second
                Indenture Series A (MBIA Insured)...............        07/01/05             6.250           1,652,595
                                                                                                          ------------
                                                                                                            21,737,641
                                                                                                          ------------
HAWAII--0.39%
    1,000     Hawaii State Department Budget & Finance Special
                Purpose Revenue Hawaiian Electric Co., Inc.
                Series A (MBIA Insured).........................        05/01/26             6.200           1,057,870
                                                                                                          ------------
IDAHO--1.04%
      795     Idaho Housing & Finance Association Single-Family
                Mortgage Revenue Series D-3 *...................        07/01/13             5.150             776,302
    1,250     Idaho Housing & Finance Association Single-Family
                Mortgage Series G-2, Class III..................        07/01/19             5.950           1,300,775
      760     Idaho Housing Agency Single-Family Mortgage
                Series B (FHA/VA Insured).......................        07/01/24             7.500             779,190
                                                                                                          ------------
                                                                                                             2,856,267
                                                                                                          ------------
ILLINOIS--7.90%
      295     Belleville St. Clair County (Escrow to
                Maturity).......................................        11/01/09             7.250             337,111
    2,500     Chicago Illinois Refunding Series A-2 (AMBAC
                Insured)........................................        01/01/15             6.250           2,895,825

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
 PRINCIPAL
   AMOUNT                                                               MATURITY            INTEREST
   (000)                                                                 DATES               RATES           VALUE
------------                                                      --------------------  ----------------  ------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
ILLINOIS--(CONCLUDED)
   $  350     Greater Peoria Airport Authority (AMBAC
                Insured)*.......................................        12/01/07             6.700%       $    377,538
    1,625     Illinois Development Finance Authority Revenue
                Refunding Community Rehabilitation Providers
                Series A........................................        07/01/09             5.900           1,653,243
    2,000     Illinois Educational Facilities Authority Revenues
                University of Chicago Series B..................        07/01/25             4.400           2,052,280
    5,990     Illinois Health Facilities Authority Revenue
                Advocate Network Health Care....................        11/15/10             6.000           6,627,216
      230     Illinois Health Facilities Authority Revenue
                Elmhurst Memorial Health Series A...............        01/01/28             2.600             230,000
      660     Illinois Health Facilities Authority Revenue
                Evangelical Series A (Escrow to Maturity).......        04/15/17             6.750             772,114
      630     Illinois Health Facilities Authority Revenue
                Ravenswood Hospital Medical Center (Escrow to
                Maturity).......................................        08/01/06             7.250             685,503
    3,000     Illinois Housing Development Authority Revenue
                Homeowner Mortgage Series A Subseries A-3.......        02/01/22             4.750           3,014,580
    1,170     Northern Illinois University Revenues.............        04/01/13             10.400          1,602,432
    1,000     Regional Transportation Authority Series D (FGIC
                Insured)........................................        06/01/14             7.100           1,122,240
      285     St. Clair County Certificates Participation
                Series A (FSA Insured)..........................        10/01/08             5.000             299,327
                                                                                                          ------------
                                                                                                            21,669,409
                                                                                                          ------------
INDIANA--1.92%
       20     Fort Wayne Hospital Authority Revenue Lutheran
                Hospital Project (Escrow to Maturity)...........        01/01/02             6.875              20,078
    3,000     Indiana Health Facility Finance Authority Hospital
                Revenue Refunding Methodist Hospital of Indiana
                Series A (Escrow to Maturity)...................        09/01/15             5.750           3,334,800
      405     Indianapolis Economic Development Revenue Knob In
                The Woods Project (Mandatory Put 12/01/04 @ 100)
                (FNMA Collateralized)*..........................        12/01/24             6.375             428,490
      570     Indianapolis Economic Development Revenue
                Refunding Bethany Series A (GNMA Collateralized)
                *...............................................        04/20/17             5.350             575,883
      825     Wawasee Community School Corp. Revenue In New
                Element & Remodeling Building Corp. First
                Mortgage........................................        07/15/13             5.750             907,434
                                                                                                          ------------
                                                                                                             5,266,685
                                                                                                          ------------
KANSAS--2.01%
      500     Burlington Pollution Control Revenue Refunding
                Kansas Gas & Electric Co. Project (MBIA
                Insured)........................................        06/01/31             7.000             511,520
    4,800     Kansas State Department Transportation Highway
                Revenue.........................................        03/01/13             5.375           4,951,776
       50     Wichita Hospital Revenue St. Francis Hospital &
                Nursing Series A (Escrow to Maturity)...........        10/01/07             6.750              54,478
                                                                                                          ------------
                                                                                                             5,517,774
                                                                                                          ------------
KENTUCKY--1.31%
    3,315     Kentucky State Property & Buildings Refunding
                Project No. 69 Series C (FSA Insured)...........        08/01/07             5.500           3,603,703
                                                                                                          ------------
LOUISIANA--1.83%
    2,000     De Soto Parish Pollution Control Revenue Refunding
                Southwestern Electric Power Co. Project
                (MBIA/IBC Insured)..............................        01/01/19             7.600           2,152,400
      375     East Baton Rouge Parish Womans Hospital Foundation
                (Escrow to Maturity)............................        10/01/08             7.200             420,859
       65     East Baton Rouge Single-Family Mortgage Series C
                (GNMA/FNMA Collateralized)......................        04/01/32             7.000              66,738
      500     Jefferson Parish Home Mortgage Single-Family
                Housing Revenue Refunding Series D-1 (Mandatory
                Put 08/01/01 @ 100) (FNMA/GNMA
                Collateralized).................................        06/01/10             5.600             516,485
      790     Jefferson Parish Home Mortgage Single-Family
                Housing Revenue Refunding Series G-1 (GNMA
                Collateralized).................................        12/01/10             5.125             825,708

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
 PRINCIPAL
   AMOUNT                                                               MATURITY            INTEREST
   (000)                                                                 DATES               RATES           VALUE
------------                                                      --------------------  ----------------  ------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
LOUISIANA--(CONCLUDED)
   $  540     Louisiana Public Facilities Authority and Health
                Education A1 (Mandatory Put 06/01/02 @ 100)
                (AMBAC Insured).................................        12/01/15             5.000%       $    547,371
      432     Louisiana State Health Education Authority Alton
                Ochsner Medical Foundation (Escrow to
                Maturity).......................................        05/01/05             8.750             480,872
                                                                                                          ------------
                                                                                                             5,010,433
                                                                                                          ------------
MAINE--0.73%
    1,990     Maine State Housing Authority Mortgage Purchase
                Series D-1......................................        11/15/16             5.050           2,013,084
                                                                                                          ------------
MASSACHUSETTS--0.22%
      600     Massachusetts State Development Finance Agency
                Biomedical Research Series C....................        08/01/02             5.500             612,390
                                                                                                          ------------
MICHIGAN--4.06%
    5,020     Michigan Municipal Bond Authority Revenue
                Refunding Local Government Qualified Schools
                Series A........................................        05/01/05             6.375           5,326,371
    2,270     Michigan State Building Authority Revenue State
                Police Communications III.......................        10/01/08             5.500           2,481,700
       80     Michigan State Hospital Finance Authority Revenue
                St. Joseph's Mercy Hospital (Escrow to
                Maturity).......................................        07/01/03             9.250              86,294
       75     Michigan State Housing Development Authority
                Series B*.......................................        12/01/12             7.650              75,873
      170     Michigan State Strategic Limited Obligation
                (Escrow to Maturity)............................        08/15/05             7.875             184,572
    1,915     Royal Oak Hospital Finance Authority Revenue
                Unrefunded Balance William Beaumont Hospital
                Series E........................................        01/01/19             6.625           1,972,201
    1,000     Western Townships Utilities Authority Revenue
                Sewage Disposal Systems Refunding (FSA).........        01/01/15             6.750           1,015,110
                                                                                                          ------------
                                                                                                            11,142,121
                                                                                                          ------------
MINNESOTA--1.04%
      350     Coon Rapids Hospital Revenue Health Central, Inc.
                (Escrow to Maturity)............................        08/01/08             7.625             393,253
      103     Eden Prairie Multi-Family Housing (GNMA
                Collateralized).................................        01/20/06             5.500             105,993
    2,200     Minnesota State General Obligation Bonds..........        08/01/09             5.300           2,277,572
       60     Moorhead Residential Mortgage (Escrow to
                Maturity).......................................        08/01/11             7.100              68,781
                                                                                                          ------------
                                                                                                             2,845,599
                                                                                                          ------------
MISSOURI--1.24%
    3,000     St. Louis Airport Revenue Airport Development
                Program Series A (MBIA Insured).................        07/01/09             5.500           3,287,760
      100     St. Louis County Single-Family Housing (AMBAC
                Insured)........................................        10/01/16             9.250             106,766
                                                                                                          ------------
                                                                                                             3,394,526
                                                                                                          ------------
NEBRASKA--0.55%
      250     Nebraska Investment Finance Authority Multi-Family
                Housing Series A (FNMA Collateralized)*.........        12/01/15             6.000             256,588
    1,245     Nebraska Investment Finance Authority
                Single-Family Housing Revenue Series A
                (GNMA/FNMA Collateralized)......................        03/01/21             5.200           1,258,072
                                                                                                          ------------
                                                                                                             1,514,660
                                                                                                          ------------
NEVADA--1.56%
    3,000     Clark County Industrial Development Revenue
                Refunding Nevada Power Co. Project Series C
                (AMBAC/TCRs Insured)............................        10/01/22             7.200           3,191,820
    1,000     Truckee Meadows Water Authority Revenue Series A
                (FSA Insured)...................................        07/01/07             5.500           1,084,100
                                                                                                          ------------
                                                                                                             4,275,920
                                                                                                          ------------
NEW HAMPSHIRE--0.19%
      500     New Hampshire Industrial Development Authority
                Pollution Control Revenue Refunding Central
                Maine Power Co..................................        05/01/14             7.375             517,465
                                                                                                          ------------

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PACE MUNICIPAL FIXED INCOME INVESTMENTS

 PRINCIPAL
   AMOUNT                                                               MATURITY            INTEREST
   (000)                                                                 DATES               RATES           VALUE
------------                                                      --------------------  ----------------  ------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
NEW HAMPSHIRE--(CONCLUDED)
NEW JERSEY--5.75%
   $1,890     New Jersey State Housing Finance Agency General
                Resolution Section 8 Series A...................        11/01/04             6.700%       $  1,934,302
    2,110     New Jersey State Housing & Mortgage Finance Agency
                Revenue Home Buyer Series G (MBIA Insured)......        04/01/15             4.625           2,127,386
    5,000     New Jersey State Refunding Series D...............        02/15/11             6.000           5,722,450
    5,000     New Jersey State Turnpike Authority Revenue
                Series C (MBIA/ IBC Insured)....................        01/01/16             6.500           5,987,050
                                                                                                          ------------
                                                                                                            15,771,188
                                                                                                          ------------
NEW YORK--3.11%
    2,750     New York City Transitional Finance Authority
                Revenue Future Tax Secured Series A.............        02/15/11             5.500           3,021,453
      795     New York State Energy Research & Development
                Authority, Electric Facilities Revenue
                Unrefunded Balance Series B.....................  09/01/19 to 02/01/22       7.150             832,977
    2,400     New York State Environmental Facilities Corp.
                Pollution Control Revenue Unrefunded Balance
                Series E........................................        06/15/14             6.875           2,645,016
    1,985     New York State Mortgage Agency Revenue Homeowner
                Mortgage Series 63..............................        10/01/18             5.150           2,021,861
                                                                                                          ------------
                                                                                                             8,521,307
                                                                                                          ------------
NORTH CAROLINA--1.06%
    2,650     North Carolina Municipal Power Agency No. 1
                Catawba Electric Revenue Series A (MBIA
                Insured)........................................        01/01/09             5.750           2,919,982
                                                                                                          ------------
NORTH DAKOTA--0.17%
      120     Grand Forks Hospital Facilities Revenue United
                Hospital Obligation Group Project...............        12/01/16             2.900             120,000
      325     North Dakota State Housing Finance Agency Revenue
                Housing Finance Home Mortgage Series D..........        07/01/16             6.300             336,937
                                                                                                          ------------
                                                                                                               456,937
                                                                                                          ------------
OHIO--7.64%
    1,145     Butler County Transportation Improvement District
                Series A (FSA Insured)..........................        04/01/11             6.000           1,278,908
    2,490     Cleveland Parking Facilities Revenue Refunding
                (MBIA Insured)..................................        09/15/07             6.000           2,786,584
    5,250     Columbus Ohio Series 1............................        11/15/09             5.500           5,781,142
      155     Dayton Hospital Revenue Good Samaritan (Escrow to
                Maturity).......................................        12/01/05             6.000             162,220
    5,735     Hamilton County Sales Tax Subordinated Series B
                (AMBAC Insured).................................        12/01/09             5.500           6,305,059
    2,000     Ohio State Higher Education Capital Facility
                Series A........................................        02/01/07             5.500           2,168,360
    2,250     Ohio State Turnpike Commission Turnpike Revenue
                Series A (MBIA Insured).........................        02/15/26             5.500           2,469,757
                                                                                                          ------------
                                                                                                            20,952,030
                                                                                                          ------------
OKLAHOMA--1.57%
      335     Comanche County Hospital Authority Revenue
                Series A (Connie Lee Insured)...................        07/01/06             5.100             349,201
      425     McAlester Public Works Authority Revenue (FSA
                Insured) (Escrow to Maturity)...................        12/01/04             8.250             491,546
    2,675     Oklahoma Housing Finance Agency Single-Family
                Revenue Mortgage Homeownership Loan
                Series A-1......................................        09/01/12             4.400           2,684,737
      765     Tulsa Metropolitan Utility Authority Revenue......        02/01/03             7.000             783,544
                                                                                                          ------------
                                                                                                             4,309,028
                                                                                                          ------------
PENNSYLVANIA--1.25%
      400     Blair County Hospital Authority Revenue Hospital
                Altoona Hospital Project A (AMBAC Insured)......        07/01/06             5.375             427,812
      535     Chester County Health & Education Jefferson Health
                Systems Series B (AMBAC Insured)................        05/15/12             5.000             551,071

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PACE MUNICIPAL FIXED INCOME INVESTMENTS

 PRINCIPAL
   AMOUNT                                                               MATURITY            INTEREST
   (000)                                                                 DATES               RATES           VALUE
------------                                                      --------------------  ----------------  ------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
PENNSYLVANIA--(CONCLUDED)
   $   45     Chester County Hospital Authority Revenue (Escrow
                to Maturity)....................................        07/01/09             7.500%       $     51,101
       30     Conneaut School District (Escrow to Maturity)
                (AMBAC Insured).................................        05/01/02             9.250              31,369
       70     Lancaster Sewer Authority (Escrow to Maturity)....        04/01/12             6.000              77,612
      245     Lehigh County General Purpose Authority Hospital
                Revenues Lehigh Valley Health Series B (MBIA
                Insured)........................................        07/01/29             2.750             245,000
    1,460     Lewisburg Area School District (MBIA Insured).....        06/01/15             6.250           1,503,099
      400     Luzerne County Industrial Development Authority
                Pennsylvania Gas & Water Series B*..............        12/01/22             7.125             418,180
      125     Philadelphia Hospital & Higher Education Health
                Systems Jefferson Health Systems A (MBIA
                Insured)........................................        05/15/07             5.250             133,595
                                                                                                          ------------
                                                                                                             3,438,839
                                                                                                          ------------
RHODE ISLAND--0.24%
      640     Rhode Island Housing & Mortgage Finance Corp.
                Homeownership Opportunity-9-D *.................        10/01/12             5.150             657,331
                                                                                                          ------------
SOUTH CAROLINA--3.77%
      210     Charleston County Hospital Facility Roper Hospital
                (Escrow to Maturity)............................        10/01/11             7.000             240,450
    1,000     Charleston Waterworks & Sewer Revenue Refunding
                (AMBAC Insured).................................        01/01/16             6.000           1,031,060
    5,070     South Carolina Transportation Infrastructure Bank
                Revenue Series A (MBIA Insured).................        10/01/09             6.000           5,736,249
    3,250     Tobacco Settlement Revenue Management Authority
                Series B........................................        05/15/22             6.000           3,335,345
                                                                                                          ------------
                                                                                                            10,343,104
                                                                                                          ------------
SOUTH DAKOTA--1.77%
    3,280     South Dakota Health & Educational Facilities
                Authority Revenue Refunding Prairie Lakes
                Healthcare (ACA/CBI Insured)....................        04/01/13             5.450           3,351,996
    1,000     South Dakota Housing Development Authority Revenue
                Homeownership Mortgage Series A.................        05/01/06             5.500           1,059,800
      410     South Dakota State Health & Educational Revenue
                St. Lukes Hospital Project (Escrow to
                Maturity).......................................        10/01/07             6.800             445,457
                                                                                                          ------------
                                                                                                             4,857,253
                                                                                                          ------------
TENNESSEE--4.39%
      300     Knox County Health Educational & Housing Facility
                St. Mary's Medical Center (Escrow to
                Maturity).......................................        08/01/03             7.250             313,056
      150     La Follette Housing Development Corp. (FHA/MBIA
                Insured)........................................        01/01/05             5.400             152,893
    7,300     Metropolitan Government Nashville & Davidson
                County Water Sewer Revenue Cab Converter
                Refunding (FGIC/TCRs)...........................        01/01/12             7.700           9,198,657
      180     Metropolitan Government Nashville Health &
                Education Southern Advantist Hospital Health
                Systems (Escrow to Maturity)....................        10/01/09             8.700             217,030
    2,000     Tennessee State Refunding Series B................        05/01/05             6.000           2,177,100
                                                                                                          ------------
                                                                                                            12,058,736
                                                                                                          ------------
TEXAS--8.20%
    3,400     Austin Texas Utility Systems Revenue Refunding
                (AMBAC Insured).................................        11/15/09             6.750           4,015,026
    5,000     Brazos River Authority Pollution Control Revenue
                Refunding TXU Electric Co. Project Series A.....        10/01/30             4.950           5,034,400
    2,480     Fort Bend Independent School District (PSF/GTD
                Insured)........................................        08/15/07             7.000           2,891,506
      240     Galveston County Housing Finance Corp.
                Single-Family Mortgage Revenue..................        04/01/15             9.750             260,246
    2,170     Harlingen Housing Finance Corp. Single-Family
                Mortgage Revenue Series A (GNMA/FNMA
                Collateralized).................................        09/01/22             5.250           2,227,917
      525     Harris County Health Facilities Development Corp.
                Revenue St. Lukes Episcopal Hospital
                Series A........................................        02/15/27             2.750             525,000
      710     Harris County Unrefunded Balance Toll Road
                Series A (AMBAC Insured)........................        08/15/17             6.500             747,552

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PACE MUNICIPAL FIXED INCOME INVESTMENTS

 PRINCIPAL
   AMOUNT                                                               MATURITY            INTEREST
   (000)                                                                 DATES               RATES           VALUE
------------                                                      --------------------  ----------------  ------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
TEXAS--(CONCLUDED)
   $  230     Houston Texas Airport Systems Revenue (Escrow to
                Maturity).......................................        07/01/10             7.600%       $    269,926
      510     Lone Star Airport Improvement Authority American
                Airlines, Inc. Series A-1 (Letter of Credit)....        12/01/14             2.750             510,000
      505     Mckinney Independent School District School
                Building Revenue................................        02/15/04             6.000             537,431
    1,285     Mission Consolidated Independent School District
                Revenue.........................................        02/15/04             6.500           1,383,688
      220     North Central Texas Health Facility Development
                Corp. Revenue Hospital Presbyterian Medical
                Center Series D (MBIA Collateralized)...........        12/01/15             3.300             220,000
    1,005     South Plains Finance Corp. Refunding Mortgage
                Series C (FNMA/ GNMA Collateralized)............        03/01/21             7.400           1,155,469
    1,500     Southeast Housing Finance Corp. Series B
                (Pre-refunded to 12/01/02 at $36.127)...........        12/01/16             7.625#            520,275
      355     Texas State Prerefunded Water Development Board...        08/01/18             5.750             385,818
      710     Texas State Public Property Finance Corp. Revenue
                Mental Health Retardation.......................        09/01/03             5.400             702,957
    1,085     Texas State Unrefunded Balance Water Development
                Board...........................................        08/01/18             5.750           1,121,315
                                                                                                          ------------
                                                                                                            22,508,526
                                                                                                          ------------
UTAH--1.39%
       75     Salt Lake County Water Conservation (Escrow to
                Maturity) (MBIA Insured)........................        10/01/02             10.875             79,088
    1,000     Utah Associated Municipal Power Systems Revenue
                San Juan Project (MBIA Insured).................        06/01/22             6.375           1,103,290
      265     Utah State Housing Finance Agency Single-Family
                Mortgage Senior Issue Series D-2 (FHA/VA
                Insured)........................................        01/01/11             6.450             274,010
    1,900     Utah State Housing Finance Agency Single-Family
                Mortgage Series G-3, Class III..................        07/01/15             5.700           1,967,146
      290     Utah State Housing Finance Agency Single-Family
                Mortgage Sub A1 (AMBAC Insured).................        07/01/08             5.900             311,068
       55     Utah State Housing Finance Agency Single-Family
                Mortgage Sub G (AMBAC Insured)..................        07/01/07             5.650              58,187
       30     Utah State Housing Finance Agency Single-Family
                Mortgage Sub H1 (AMBAC Insured).................        07/01/07             5.650              31,738
                                                                                                          ------------
                                                                                                             3,824,527
                                                                                                          ------------
VIRGINIA--0.87%
      600     Hampton Roads Medical College General Revenue
                Refunding Series A..............................        11/15/16             6.875             617,316
    1,650     Virginia Public Building Authority Revenue
                Refunding (Escrow to Maturity)..................        03/01/04             6.250           1,775,466
                                                                                                          ------------
                                                                                                             2,392,782
                                                                                                          ------------
WASHINGTON--5.06%
    3,605     Energy Northwest Electric Revenue Refunding
                Project No. 3 Series A (FSA Insured)............        07/01/10             5.500           3,925,232
    1,585     Washington State Health Care Facilities Authority
                Revenue Refunding VA Mason Medical Center
                Series B (MBIA Insured).........................        02/15/27             2.750           1,585,000
       20     Washington State Prerefunded Series 93A...........        10/01/12             5.750              22,455
    6,000     Washington State Public Power Supply Systems
                Nuclear Project Number 1 Revenue Refunding
                Series A........................................        07/01/08             6.000           6,691,740
    1,480     Washington State Unrefunded Balance Series 93A
                (FSA Insured)...................................        10/01/12             5.750           1,658,858
                                                                                                          ------------
                                                                                                            13,883,285
                                                                                                          ------------
WEST VIRGINIA--1.20%
    2,875     Kanawha County Residential Mortgage Revenue
                (Escrow to Maturity)............................        09/01/10             7.375           3,306,911
                                                                                                          ------------

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PACE MUNICIPAL FIXED INCOME INVESTMENTS

 PRINCIPAL
   AMOUNT                                                               MATURITY            INTEREST
   (000)                                                                 DATES               RATES           VALUE
------------                                                      --------------------  ----------------  ------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
WEST VIRGINIA--(CONCLUDED)
WISCONSIN--0.41%
   $1,000     Wisconsin Housing & Economic Development Authority
                Housing Revenue Series B........................        11/01/03             5.100%       $  1,009,500
      100     Wisconsin Housing & Economic Development
                Homeownership Revenue Series G*.................        03/01/04             5.250             103,358
                                                                                                          ------------
                                                                                                             1,112,858
                                                                                                          ------------
WYOMING--2.30%
    1,890     Lincoln County Pollution Control Revenue Exxon
                Project Series B................................        11/01/14             2.700           1,890,000
    4,000     Sweetwater County Wyoming Solid Waste Disposal
                Revenue FMC Corp. Project Series A..............        06/01/24             7.000           4,116,320
      295     Teton County Hospital District Refunding
                Improvement (ACA Insured).......................        12/01/09             5.100             303,655
                                                                                                          ------------
                                                                                                             6,309,975
                                                                                                          ------------
Total Municipal Bonds and Notes (cost--$265,773,371)............                                           274,783,400
                                                                                                          ------------

NUMBER OF
SHARES
(000)
----------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND--0.01%
       33     Seven Seas Money Market Fund (cost--$33,478)......        08/01/01             2.380              33,478
                                                                                                          ------------
Total Investments (cost--$265,806,849)--100.15%.................                                           274,816,878
                                                                                                              (416,082)
Liabilities in excess of other assets--(0.15)%..................
                                                                                                          ------------
Net Assets--100.00%.............................................                                          $274,400,796
                                                                                                          ============

-----------------

#      Zero coupon bond; rate represents annualized yield at date of purchase.
*      Security subject to Alternative Minimum Tax.
ACA    American Capital Access.
AMBAC  American Municipal Bond Assurance Corporation.
CBI    Certificate of Bond Insurance.
FGIC   Federal Guaranty Insurance Corporation.
FHA    Federal Housing Authority.
FHMA   Federal Home Mortgage Association.
FNMA   Federal National Mortgage Association.
FSA    Financial Security Assurance.
GNMA   Government National Mortgage Association.
GTD    Guaranteed.
IBC    Insured Bond Certificate.
MBIA   Municipal Bond Investors Assurance.
PSF    Permanent School Fund.
TCRs   Transferable Custodial Receipts.
VA     Veterans Association.

                 See accompanying notes to financial statements

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PACE GLOBAL FIXED INCOME INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

  PRINCIPAL
   AMOUNT                                                                  MATURITY             INTEREST
   (000)**                                                                  DATES                 RATES          VALUE
-------------                                                      ------------------------  ---------------  ------------
LONG-TERM GLOBAL DEBT SECURITIES--96.79%
AUSTRALIA--2.91%
      13,535   Australian Government.............................    11/15/06 to 09/15/09    6.750 to 7.500%  $  7,484,484
  USD    360   National Australia Bank Ltd.......................          05/19/10               8.600            412,086
  USD  1,000   Rio Tinto Finance Ltd.............................          07/03/06               5.750          1,009,561
                                                                                                              ------------
                                                                                                                 8,906,131
                                                                                                              ------------
BELGIUM--1.48%
 EUR   4,957   Kingdom of Belgium................................          09/28/10               5.750          4,522,302
                                                                                                              ------------
CANADA--0.95%
       4,432   Government of Canada..............................    06/01/10 to 06/01/11    5.500 to 6.000      2,904,946
                                                                                                              ------------
DENMARK--0.86%
      20,286   Kingdom of Denmark................................    03/15/06 to 11/15/11    6.000 to 8.000      2,616,989
                                                                                                              ------------
FRANCE--4.50%
  USD    520   France Telecom SA.................................          03/01/11               7.750            550,638
 EUR  12,053   Government of France..............................    10/25/07 to 10/25/32    5.500 to 5.750     10,771,616
 EUR   2,690   Republic of France................................          10/25/10               5.500          2,444,448
                                                                                                              ------------
                                                                                                                13,766,702
                                                                                                              ------------
GERMANY--10.60%
 EUR   1,300   DePfa Deutsche Pfandbriefbank AG (DePfa-Bank).....          07/15/11               5.250          1,132,113
 EUR  34,706   Federal Republic of Germany (1)...................    08/19/05 to 01/04/30    4.000 to 6.250     31,268,761
                                                                                                              ------------
                                                                                                                32,400,874
                                                                                                              ------------
HUNGARY--0.73%
     375,000   Government of Hungary.............................          04/12/02              12.500          1,341,489
     250,000   Republic of Hungary...............................          11/24/01              13.500            888,975
                                                                                                              ------------
                                                                                                                 2,230,464
                                                                                                              ------------
ITALY--4.05%
      92,738   Republic of Italy.................................    05/12/02 to 11/01/10    0.375 to 8.500     12,398,591
                                                                                                              ------------
JAPAN--10.84%
     100,000   Export-Import Bank of Japan.......................          10/01/03               4.375            873,180
     967,750   Government of Japan...............................    06/21/10 to 06/22/20    1.800 to 2.200      8,126,411
     100,000   Inter-American Development Bank...................          02/05/02               2.250            808,929
   2,731,000   Japan Government Bond.............................    06/21/10 to 06/20/11    1.200 to 1.900     22,526,684
     100,000   Primus Financial Services.........................          12/16/02               0.790            799,042
                                                                                                              ------------
                                                                                                                33,134,246
                                                                                                              ------------
LUXEMBOURG--0.57%
  EUR    500   Sogerim...........................................          04/20/06               6.125            445,845
  USD  1,300   Tyco International Group SA.......................          08/01/03               4.950          1,304,629
                                                                                                              ------------
                                                                                                                 1,750,474
                                                                                                              ------------
MALAYSIA--0.71%
  USD  2,170   Republic of Malaysia..............................          07/15/11               7.500          2,163,865
                                                                                                              ------------
NETHERLANDS--2.22%
 EUR   7,778   Government of the Netherlands.....................    07/15/08 to 01/15/28    5.250 to 5.500      6,793,156
                                                                                                              ------------
NORWAY--0.21%
  EUR    700   Norsk Hydro ASA...................................          01/15/10               6.250            636,893
                                                                                                              ------------
PERU--0.45%
  USD  2,035   Republic of Peru..................................          03/07/17               4.500          1,388,888
                                                                                                              ------------
PHILIPPINES--0.46%
  USD  1,505   Republic of Philippines...........................          04/15/08               8.875          1,411,553
                                                                                                              ------------

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PACE GLOBAL FIXED INCOME INVESTMENTS

SPAIN--2.41%
  PRINCIPAL
   AMOUNT                                                                  MATURITY             INTEREST
   (000)**                                                                  DATES                 RATES          VALUE
-------------                                                      ------------------------  ---------------  ------------
 EUR   8,275   Kingdom of Spain..................................          07/30/05              4.950%       $  7,358,279
                                                                                                              ------------
SWEDEN--0.88%
 EUR   1,800   Nordbanken AB.....................................          12/13/10              6.000+          1,629,230
 EUR   1,200   Svenska Handelsbanken AB..........................          03/07/11               5.500          1,061,255
                                                                                                              ------------
                                                                                                                 2,690,485
                                                                                                              ------------
UNITED KINGDOM--7.86%
 EUR   1,800   Barclays Bank PLC.................................          03/08/11               5.750          1,584,949
 EUR   2,300   British Telecom PLC...............................    02/15/06 to 02/15/11    6.125 to 6.875      2,101,351
  USD  6,000   European Bank for Reconstruction & Development....          06/15/06               5.375          6,062,400
  USD  1,000   Glaxo Wellcome PLC................................          01/25/06               6.125          1,030,550
 EUR   1,400   Imperial Tobacco Finance PLC......................          09/27/06               6.375          1,269,630
 EUR   1,600   North West Water Finance PLC......................          03/18/09               4.875          1,320,320
       6,870   United Kingdom Treasury Bonds.....................    08/27/02 to 03/07/12    5.000 to 9.750     10,667,360
                                                                                                              ------------
                                                                                                                24,036,560
                                                                                                              ------------
UNITED STATES--44.10%
       1,500   Alcoa, Inc........................................          06/01/06               5.875          1,523,910
       1,500   AOL Time Warner, Inc..............................          04/15/06               6.125          1,524,898
       2,100   Bank One Corp.....................................          02/01/06               6.500          2,173,351
 JPY 107,000   BMW US Capital Corp...............................          12/20/02               0.700            859,772
       4,000   Centex Home Equity Loan Trust,
                 Series 2001-B, Class A3.........................          11/25/27               5.770          4,025,310
       5,775   Chase Funding Mortgage Loan.......................          12/26/26               6.860          5,943,332
       5,270   Citigroup, Inc....................................    12/01/05 to 01/18/11    6.500 to 6.750      5,398,413
       2,360   Countrywide Home Loans, Inc.......................          05/22/03               5.250          2,388,997
       3,000   CS First Boston, Inc..............................          08/01/06               5.875          3,014,274
       2,250   Discover Card Master Trust I, Series 2001-5,
                 Class A.........................................          11/15/06               5.300          2,280,097
       4,250   EQCC Home Equity Loan Trust,
                 Series 1999-03, Class A3F.......................          11/25/24               7.067          4,408,004
       5,250   Federal Home Loan Mortgage Corp...................          11/25/16               6.276          5,370,190
       9,000   Federal Home Loan Mortgage Corp...................            TBA                  7.000          9,168,750
       3,000   Federal National Mortgage Association.............            TBA                  6.000          2,934,375
       8,391   Federal National Mortgage Association (1).........    01/15/02 to 05/15/30    6.250 to 7.250      8,717,507
       4,470   Ford Motor Credit Co..............................    02/01/06 to 02/01/11    6.875 to 7.375      4,675,762
       8,257   General Motors Acceptance Corp....................    03/12/03 to 11/10/03    5.750 to 5.800      8,435,475
       5,000   Government National Mortgage Association..........            TBA                  7.500          5,175,000
         290   Heller Financial, Inc.............................          08/23/02               7.500            300,434
       1,920   Household Finance Corp............................          01/24/06               6.500          1,987,761
 JPY 100,000   International Business Machines Corp..............          04/14/03              0.900+            808,332
 EUR   1,000   International Business Machines Corp..............          09/26/01              4.558+            875,493
       1,500   International Finance Corp........................          05/02/06               5.250          1,510,263
       2,200   J.P. Morgan Chase & Co............................          02/01/11               6.750          2,261,389
         460   KeySpan Corp......................................          11/15/10               7.625            499,824
          20   Mellon Funding Corp...............................          05/14/11               6.400             20,263
         920   Morgan Stanley Dean Witter & Co...................          04/15/06               6.100            936,339
         320   Peoples Energy Corp...............................          01/15/11               6.900            325,547
       3,000   PNC Funding Corp..................................          08/01/06               5.750          3,026,463
       4,030   Qwest Capital Funding, Inc........................    08/03/04 to 08/03/21    5.875 to 7.625      4,055,358
         700   Reed Elsevier Capital, Inc........................          08/01/06               6.125            709,601
       4,000   Residential Asset Security Corp.,
                 Series 2001-KS2, Class AI2......................          10/25/20               5.345          4,030,963
       2,782   Structured Asset Securities Corp..................          04/25/29               4.125          2,786,674
       3,000   Toyota Auto Receivables Owner Trust...............          03/15/05               3.910          3,000,947
 JPY 200,000   Toyota Motor Credit Corp..........................          05/23/03               0.625          1,613,464
          90   U.S. Treasury Bonds++.............................          05/15/30               6.250             98,684
      19,570   U.S. Treasury Notes++.............................    11/15/05 to 02/15/11    4.625 to 5.750     20,151,888
       1,540   US Bank, N.A......................................          08/01/11               6.375          1,552,948
       1,500   Wal-Mart Stores, Inc..............................          08/01/06               5.450          1,509,651

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PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE GLOBAL FIXED INCOME INVESTMENTS

  PRINCIPAL
   AMOUNT                                                                  MATURITY             INTEREST
   (000)**                                                                  DATES                 RATES          VALUE
-------------                                                      ------------------------  ---------------  ------------
LONG-TERM GLOBAL DEBT SECURITIES--(CONCLUDED)
UNITED STATES--(CONCLUDED)
       4,690   Wells Fargo Bank N.A..............................          02/01/11              6.450%       $  4,749,357
                                                                                                              ------------
                                                                                                               134,829,060
                                                                                                              ------------
Total Long-Term Global Debt Securities (cost--$301,616,254)......                                              295,940,458
                                                                                                              ------------

  NUMBER OF
RIGHTS/WARRANTS
    (000)
---------------
RIGHTS--0.02%
MEXICO--0.02%
        4,518    United Mexican States (cost--$0)..................          06/30/03               0.000             52,861
                                                                                                                ------------

WARRANTS--0.68%
MEXICO--0.68%
        1,685    United Mexican States (cost--$2,085,010)..........          05/15/26              11.500          2,087,799
                                                                                                                ------------

  PRINCIPAL
   AMOUNT
   (000)**
---------------
SHORT-TERM GLOBAL DEBT SECURITIES--6.91%
AUSTRALIA--0.26%
  JPY 100,000    Westpac Banking Corp..............................          09/24/01              0.070+            800,087
                                                                                                                ------------
CANADA--2.96%
       13,850    Government of Canada..............................          09/01/01               7.000          9,059,986
                                                                                                                ------------
NETHERLANDS--0.73%
  EUR   2,542    Government of the Netherlands.....................          09/15/01               8.750          2,235,252
                                                                                                                ------------
UNITED KINGDOM--0.26%
  JPY 100,000    Bank of Scotland Treasury Services PLC............          10/24/01              0.109+            799,608
                                                                                                                ------------
UNITED STATES--2.70%
        3,031    Bayview Financial Acquisition Asset Trust,
                   Series 2001-BA, Class M2........................          08/01/01              4.531+          3,031,000
  JPY 131,000    General Motors Acceptance Corp....................          07/20/02              0.179+          1,042,423
  EUR   4,000    GRMT II LLC.......................................          09/20/01              7.409+          4,167,993
                                                                                                                ------------
                                                                                                                   8,241,416
                                                                                                                ------------
Total Short-Term Global Debt Securities (cost--$22,791,173)........                                               21,136,349
                                                                                                                ------------

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.07%
          200    U.S. Treasury Bills++ (cost--$199,048)............    09/06/01 to 09/27/01    3.625 to 3.775@       199,048
                                                                                                                ------------

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PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE GLOBAL FIXED INCOME INVESTMENTS

  PRINCIPAL
   AMOUNT
   (000)**
---------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--(CONCLUDED)

  PRINCIPAL
   AMOUNT                                                                   MATURITY             INTEREST
   (000)**                                                                   DATES                 RATES          VALUE
---------------                                                      ------------------------  ---------------  ------------
REPURCHASE AGREEMENTS--2.79%
        1,512    Repurchase Agreement dated 07/31/01 with Dresdner
                   Bank AG, collateralized by $1,099,000 U.S.
                   Treasury Bonds, 8.875% due 11/30/58;
                   (value--$1,543,480); proceeds: $1,512,162.......          08/01/01              3.850%       $  1,512,000
        7,032    Repurchase Agreement dated 07/31/01 with State
                   Street Bank & Trust Co., collateralized by
                   $7,273,909 U.S. Treasury Bonds, 3.300% due
                   12/20/01; (value--$7,173,892); proceeds:
                   $7,032,742......................................          08/01/01               3.800          7,032,000
                                                                                                                ------------
Total Repurchase Agreements (cost--$8,544,000).....................                                                8,544,000
                                                                                                                ------------
Total Investments (cost--$335,235,485)--107.26%....................                                              327,960,515
                                                                                                                 (22,199,238)
Liabilities in excess of other assets--(7.26)%.....................
                                                                                                                ------------
Net Assets--100.00%................................................                                             $305,761,277
                                                                                                                ============

-----------------

Note:  The Portfolio of Investments is listed by the issuer's country of origin.
**     In local currency unless otherwise indicated.
+ Floating rate securities. The interest rates shown are the current rates as of July 31, 2001.
++     Entire or partial amount pledged as collateral for futures transactions.
@      Interest rate shown is discount rate at date of purchase.
(1)    Security, or portion thereof, was on loan at July 31, 2001.
EUR    Euro Dollars
JPY    Japanese Yen
USD    U.S. Dollars
TBA (To Be Assigned) Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GLOBAL FIXED INCOME INVESTMENTS

FUTURES CONTRACTS

                                                                                                                        UNREALIZED
      NUMBER OF                                                                    IN EXCHANGE                         APPRECIATION
      CONTRACTS                       CONTRACTS TO RECEIVE/DELIVER                     FOR         EXPIRATION DATE    (DEPRECIATION)
---------------------   --------------------------------------------------------  -------------   ------------------  --------------
           3            Euro 10 Year Bond to deliver............................     $  284,498    September 2001        $   4,174
          19            Japan 10 Year Bond to deliver...........................     21,226,525    September 2001           37,170
          31            U.S. 30 Year Treasury Bond to deliver...................      3,224,969    September 2001            7,750
         123            U.S. 5 Year Treasury Note to deliver....................     12,966,891    September 2001           23,062
         261            U.S. 10 Year Treasury Note to receive...................     27,694,547    September 2001         (733,484)
                                                                                                                         ---------
                                                                                                                         $(661,328)
                                                                                                                         =========

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                        UNREALIZED
                                                    CONTRACTS TO          IN                           APPRECIATION
                                                      DELIVER        EXCHANGE FOR     MATURITY DATES  (DEPRECIATION)
                                                   --------------  -----------------  --------------  --------------
Australian Dollar................................      3,874,012   USD    1,970,326    08/22/01         $     2,980
                                                                                      08/22/01 to
Australian Dollar................................     32,685,464   USD   16,590,184    09/28/01               7,323
British Pounds...................................      3,460,000   USD    4,926,175    08/22/01              17,945
British Pounds...................................      1,671,919   USD    2,378,345    08/22/01                 622
British Pounds...................................      1,350,000   USD    2,253,004    08/22/01             (35,888)
British Pounds...................................      1,350,000   USD    2,253,004    08/22/01              85,178
British Pounds...................................        900,000   USD    1,499,688    08/22/01              40,875
British Pounds...................................        900,000   USD    1,499,688    08/22/01             (10,042)
British Pounds...................................        260,000   USD     433,384     08/22/01              11,812
British Pounds...................................        260,000   USD     433,384     08/22/01              (2,782)
Canadian Dollar..................................      4,040,603   USD    2,641,867    09/28/01               5,015
                                                                                      08/22/01 to
Canadian Dollar..................................     15,712,984   USD   10,240,746    11/20/01             (11,299)
                                                                                      08/22/01 to
Canadian Dollar..................................      6,050,000   USD    3,949,134    11/20/01               1,768
Danish Krone.....................................     18,707,905   USD    2,256,044    08/22/01              59,897
Danish Krone.....................................     18,707,905   USD    2,188,161    11/20/01              (2,102)
Euro.............................................      4,076,774   USD    2,500,000    08/22/01              56,700
Euro.............................................      4,076,774   USD    2,500,000    08/22/01             (64,452)
Euro.............................................      2,300,000   USD    2,045,091    08/22/01              32,577
Euro.............................................      2,250,000   USD    1,986,188    08/22/01              17,424
Euro.............................................     14,467,310   USD   12,320,651    09/28/01            (328,505)
                                                                                      08/01/01 to
Euro.............................................     16,507,250   USD   14,232,885    11/20/01            (195,225)
                                                                                      08/22/01 to
Euro.............................................     11,029,927   USD    9,515,057    11/20/01            (129,979)
Japanese Yen.....................................    608,267,500   USD    5,000,000    08/22/01             121,043
Japanese Yen.....................................    234,077,500   USD    1,900,000    08/22/01              22,447
                                                                                      08/22/01 to
Japanese Yen.....................................  2,129,246,100   USD   17,338,012    11/20/01             202,559
U.S. Dollars.....................................      5,796,595   AUD   11,174,012    08/22/01            (122,076)
U.S. Dollars.....................................        800,160   AUD    1,550,000    08/22/01             (13,021)
U.S. Dollars.....................................     11,672,686   AUD   22,771,955    09/28/01            (123,512)
U.S. Dollars.....................................      6,281,072   CAD    9,706,492    08/22/01              56,403
U.S. Dollars.....................................      2,625,120   CAD    4,014,728    09/28/01              (5,155)
U.S. Dollars.....................................      4,550,000   CAD    6,950,580    11/20/01             (17,585)
U.S. Dollars.....................................      2,194,347   DKK   18,707,905    08/22/01               1,800
U.S. Dollars.....................................      7,945,272   EUR    9,028,383    08/22/01             (45,381)
U.S. Dollars.....................................      2,890,865   EUR    3,300,000    08/22/01              (3,345)
U.S. Dollars.....................................        760,916   EUR     895,195     08/22/01              22,385
U.S. Dollars.....................................     21,985,593   EUR   25,523,782    09/28/01             330,532
U.S. Dollars.....................................      7,270,000   EUR    8,305,724    09/28/01              (8,084)
U.S. Dollars.....................................      8,623,022   EUR    9,860,517    11/20/01             (10,561)
U.S. Dollars.....................................      2,000,000   EUR    2,278,034    11/20/01             (10,299)
U.S. Dollars.....................................      7,182,105   GBP    5,081,322    08/22/01              26,073
U.S. Dollars.....................................      2,138,359   GBP    1,500,024    08/22/01              (2,655)
U.S. Dollars.....................................        932,652   GBP     650,000     08/22/01              (7,196)
U.S. Dollars.....................................     29,638,033   JPY 3,569,408,242   08/22/01          (1,007,556)
U.S. Dollars.....................................      5,150,000   JPY  619,387,600    08/22/01            (181,848)
U.S. Dollars.....................................      5,614,040   JPY  690,126,646    09/28/01             (59,496)
U.S. Dollars.....................................      2,606,576   JPY  321,860,051    09/28/01             (16,058)
U.S. Dollars.....................................     10,680,000   JPY 1,305,019,300   11/20/01            (121,891)
U.S. Dollars.....................................      7,630,000   JPY  934,976,350    11/20/01             (65,680)
U.S. Dollars.....................................      1,600,000   SEK   17,031,360    11/20/01                (487)
                                                                                                        -----------
                                                                                                        $(1,478,802)
                                                                                                        ===========

CURRENCY TYPE ABBREVIATIONS:

AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
EUR Euro Dollars
GBP British Pounds
JPY Japanese Yen
SEK Swedish Krona
USD U.S. Dollars

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE GLOBAL FIXED INCOME INVESTMENTS

INVESTMENTS BY TYPE OF ISSUER

                                                              PERCENT OF PORTFOLIO ASSETS
                                                              ----------------------------
                                                              LONG-TERM         SHORT-TERM
                                                              ---------         ----------
Government and other public issuers ........................    58.19%             3.50%
Repurchase agreements ......................................       --              2.60
Bank and other financial institutions ......................    30.55              3.00
Industrial .................................................     2.16                --
                                                                -----              ----
                                                                90.90%             9.10%
                                                                =====              ====

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

NUMBER OF
 SHARES                                                                                         VALUE
---------                                                                                   --------------
COMMON STOCKS--98.60%
AGRICULTURE, FOOD & BEVERAGE--0.66%
 158,350   H. J. Heinz Co.................................................................  $    6,842,304
                                                                                            --------------
ALCOHOL--0.62%
 150,000   Anheuser-Busch Cos., Inc.......................................................       6,496,500
                                                                                            --------------
APPAREL--0.92%
  60,000   Jones Apparel Group, Inc.*(1)..................................................       2,342,400
  87,000   Liz Claiborne, Inc.............................................................       4,624,050
  83,700   Reebok International Ltd.*.....................................................       2,679,237
                                                                                            --------------
                                                                                                 9,645,687
                                                                                            --------------
BANKS--12.60%
  95,200   Astoria Financial Corp.........................................................       5,711,048
 309,400   Bank of America Corp...........................................................      19,684,028
 134,800   Bank One Corp..................................................................       5,218,108
 122,000   Charter One Financial, Inc.....................................................       3,917,420
 761,410   Citigroup, Inc.................................................................      38,230,396
  27,000   Dime Bancorp, Inc..............................................................       1,100,250
 194,000   First Union Corp...............................................................       6,867,600
 166,000   FleetBoston Financial Corp.....................................................       6,228,320
 291,140   J. P. Morgan Chase & Co........................................................      12,606,362
 245,900   KeyCorp........................................................................       6,577,825
  58,000   National City Corp.............................................................       1,862,960
 102,000   SouthTrust Corp.(1)............................................................       2,618,340
 126,500   SunTrust Banks, Inc............................................................       8,760,125
  80,000   U.S. Bancorp...................................................................       1,899,200
 223,350   Wells Fargo and Co.............................................................      10,287,501
                                                                                            --------------
                                                                                               131,569,483
                                                                                            --------------
BUSINESS SERVICES--0.18%
 126,900   Accenture Ltd., Class A*(1)....................................................       1,898,424
                                                                                            --------------
CHEMICALS--0.64%
  72,000   Albemarle Corp.................................................................       1,494,720
  32,000   E.I. du Pont de Nemours & Co...................................................       1,370,240
  16,800   Rohm & Haas Co.................................................................         576,912
 143,000   Sherwin-Williams Co............................................................       3,273,270
                                                                                            --------------
                                                                                                 6,715,142
                                                                                            --------------
COMPUTER HARDWARE--1.50%
 326,500   Apple Computer, Inc.*..........................................................       6,134,935
 444,050   Compaq Computer Corp.(1).......................................................       6,634,107
  34,000   Hewlett-Packard Co.............................................................         838,440
 145,000   Storage Technology Corp.*......................................................       1,996,650
                                                                                            --------------
                                                                                                15,604,132
                                                                                            --------------
COMPUTER SOFTWARE--2.74%
 145,000   BMC Software, Inc.*............................................................       2,900,000
 141,000   Computer Associates International, Inc.........................................       4,861,680
 156,075   International Business Machines Corp...........................................      16,420,651
 102,000   Sybase, Inc.*..................................................................       1,517,760
  60,000   Symantec Corp.*(1).............................................................       2,892,600
                                                                                            --------------
                                                                                                28,592,691
                                                                                            --------------

NUMBER OF
 SHARES                                                                                         VALUE
---------                                                                                   --------------
CONSTRUCTION--0.32%
  73,000   Lennar Corp.(1)................................................................  $    3,349,970
                                                                                            --------------
CONSUMER DURABLE--0.46%
 110,000   Mohawk Industries, Inc.*.......................................................       4,840,000
                                                                                            --------------
DEFENSE/AEROSPACE--2.83%
 141,000   Boeing Co......................................................................       8,252,730
 100,350   General Dynamics Corp..........................................................       8,117,311
 122,000   Lockheed Martin Corp...........................................................       4,833,640
  65,750   Northrop Grumman Corp..........................................................       5,275,122
  69,750   TRW, Inc.(1)...................................................................       3,086,438
                                                                                            --------------
                                                                                                29,565,241
                                                                                            --------------
DEPARTMENT STORE--1.70%
 378,700   Sears, Roebuck & Co.(1)........................................................      17,791,326
                                                                                            --------------
DIVERSIFIED RETAIL--0.57%
 154,975   Target Corp....................................................................       5,997,533
                                                                                            --------------
DRUGS & MEDICINE--2.68%
 165,475   Bristol-Myers Squibb Co........................................................       9,786,191
  34,000   Cardinal Health, Inc...........................................................       2,503,420
  27,000   Merck & Co., Inc...............................................................       1,835,460
 311,150   Pharmacia Corp.................................................................      13,883,513
                                                                                            --------------
                                                                                                28,008,584
                                                                                            --------------
ELECTRIC UTILITIES--6.07%
  79,000   Allegheny Energy, Inc..........................................................       3,406,480
 156,700   American Electric Power Co., Inc...............................................       7,051,500
  91,000   Cinergy Corp...................................................................       2,811,900
 245,900   CMS Energy Corp................................................................       6,558,153
 166,700   Duke Energy Corp...............................................................       6,436,287
 135,200   Entergy Corp...................................................................       5,070,000
  81,000   Exelon Corp....................................................................       4,576,500
 168,300   FirstEnergy Corp...............................................................       5,106,222
 117,150   FPL Group, Inc.................................................................       6,326,100
 285,631   Progress Energy, Inc.*.........................................................       6,776,094
  60,000   Public Service Enterprise Group, Inc...........................................       2,808,000
 203,400   Reliant Energy, Inc............................................................       6,407,100
                                                                                            --------------
                                                                                                63,334,336
                                                                                            --------------
ELECTRICAL EQUIPMENT--0.19%
  35,300   Danaher Corp...................................................................       1,997,627
                                                                                            --------------
ENERGY RESERVES & PRODUCTION--0.80%
 133,700   Apache Corp....................................................................       6,945,715
  50,600   Xcel Energy, Inc...............................................................       1,363,164
                                                                                            --------------
                                                                                                 8,308,879
                                                                                            --------------
ENERGY RESOURCES--3.45%
  45,000   Amerada Hess Corp..............................................................       3,477,600
 125,200   Anadarko Petroleum Corp........................................................       7,111,360
  47,200   Chevron Corp...................................................................       4,313,608
  78,350   Devon Energy Corp.(1)..........................................................       4,247,353
 122,600   Kerr-McGee Corp................................................................       7,745,868
 144,500   Occidental Petroleum Corp......................................................       3,993,980
  90,000   Pioneer Natural Resources Co.*.................................................       1,529,100

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                                                         VALUE
---------                                                                                   --------------
COMMON STOCKS--(CONTINUED)
ENERGY RESOURCES--(CONCLUDED)
  80,000   Tosco Corp.....................................................................  $    3,576,000
                                                                                            --------------
                                                                                                35,994,869
                                                                                            --------------
ENERGY SOURCES--2.89%
 721,462   Exxon Mobil Corp...............................................................      30,128,253
                                                                                            --------------
ENTERTAINMENT--0.30%
 179,000   Blockbuster, Inc...............................................................       3,087,750
                                                                                            --------------
ENVIRONMENTAL SERVICES--0.27%
 140,000   Republic Services, Inc.*.......................................................       2,786,000
                                                                                            --------------
FINANCIAL SERVICES--4.75%
 208,081   American Express Co............................................................       8,391,907
  43,000   AmeriCredit Corp.*(1)..........................................................       2,644,070
  64,000   Federal Home Loan Mortgage Corp................................................       4,380,160
 240,025   Federal National Mortgage Association..........................................      19,982,081
 214,500   Household International, Inc...................................................      14,219,205
                                                                                            --------------
                                                                                                49,617,423
                                                                                            --------------
FOOD & BEVERAGE--0.91%
  40,000   PepsiCo, Inc...................................................................       1,865,200
  50,000   Smithfield Foods, Inc..........................................................       2,200,000
  35,000   Suiza Foods Corp.*(1)..........................................................       1,928,150
  85,300   SUPERVALU, Inc.(1).............................................................       1,788,741
 167,600   Tyson Foods, Inc.(1)...........................................................       1,726,280
                                                                                            --------------
                                                                                                 9,508,371
                                                                                            --------------
FOREST PRODUCTS, PAPER--2.97%
 181,500   Georgia-Pacific Group(1).......................................................       6,642,900
 122,100   Kimberly Clark Corp............................................................       7,424,901
 170,000   Packaging Corp. of America*....................................................       3,357,500
 240,000   Pactiv Corp.*..................................................................       3,727,200
 120,000   Sonoco Products Co.............................................................       3,099,600
 112,600   Weyerhaeuser Co................................................................       6,725,598
                                                                                            --------------
                                                                                                30,977,699
                                                                                            --------------
HOTELS--0.82%
  70,000   Mandalay Resort Group*.........................................................       1,767,500
 218,000   MGM Mirage, Inc.(1)............................................................       6,736,200
                                                                                            --------------
                                                                                                 8,503,700
                                                                                            --------------
HOUSEHOLD PRODUCTS--1.29%
 199,150   Avon Products, Inc.............................................................       9,238,569
  60,000   Procter & Gamble Co............................................................       4,261,200
                                                                                            --------------
                                                                                                13,499,769
                                                                                            --------------
INDUSTRIAL PARTS--1.64%
 246,650   Caterpillar, Inc...............................................................      13,590,415
 115,000   Crane Co.......................................................................       3,513,250
                                                                                            --------------
                                                                                                17,103,665
                                                                                            --------------
INDUSTRIAL SERVICES & SUPPLIES--2.84%
 152,000   Pittston Brink's Group.........................................................       3,351,600

NUMBER OF
 SHARES                                                                                         VALUE
---------                                                                                   --------------
 253,150   Tyco International Ltd.........................................................      13,467,580
 174,499   United Technologies Corp.......................................................  $   12,808,227
                                                                                            --------------
                                                                                                29,627,407
                                                                                            --------------
INFORMATION & COMPUTER SERVICES--1.64%
  87,850   Electronic Data Systems Corp...................................................       5,609,223
  86,000   First Data Corp................................................................       5,961,520
  96,000   Fiserv, Inc.*..................................................................       5,508,480
                                                                                            --------------
                                                                                                17,079,223
                                                                                            --------------
INFORMATION SERVICES--0.39%
 121,000   Galileo International, Inc.....................................................       4,022,040
                                                                                            --------------
INTERNET--0.35%
 101,000   HomeStore.com, Inc.*(1)........................................................       2,787,600
  16,200   VeriSign, Inc.*................................................................         884,682
                                                                                            --------------
                                                                                                 3,672,282
                                                                                            --------------
LEISURE--0.37%
  75,000   International Game Technology*.................................................       3,898,500
                                                                                            --------------
LIFE INSURANCE--2.98%
 124,400   Conseco, Inc...................................................................       1,816,240
 501,950   MetLife, Inc.(1)...............................................................      14,882,817
 141,700   Protective Life Corp...........................................................       4,704,440
 117,000   StanCorp Financial Group, Inc..................................................       5,159,700
  67,000   UnitedHealth Group, Inc.*......................................................       4,517,140
                                                                                            --------------
                                                                                                31,080,337
                                                                                            --------------
LONG DISTANCE & PHONE COMPANIES--5.36%
 182,000   AT&T Corp......................................................................       3,678,220
 157,000   BellSouth Corp.................................................................       6,389,900
 605,000   MCI WorldCom, Inc..............................................................       8,470,000
 322,100   SBC Communications, Inc........................................................      14,504,163
 422,701   Verizon Communications.........................................................      22,889,259
                                                                                            --------------
                                                                                                55,931,542
                                                                                            --------------
MEDIA--3.68%
 209,525   AOL Time Warner, Inc.*.........................................................       9,522,911
 398,650   AT&T Corp.-Liberty Media Corp.*................................................       6,270,765
  88,900   Gannett Co., Inc...............................................................       5,958,967
 122,500   General Motors Corp., Class H*.................................................       2,364,250
  84,643   News Corp. Ltd., ADR(1)........................................................       2,619,701
 442,600   Walt Disney Co.................................................................      11,662,510
                                                                                            --------------
                                                                                                38,399,104
                                                                                            --------------
MEDICAL PRODUCTS--1.87%
 198,650   Abbott Laboratories............................................................      10,645,653
  38,000   Baxter International, Inc......................................................       1,892,400
  93,000   Henry Schein, Inc.*............................................................       3,441,000
  66,000   Johnson & Johnson..............................................................       3,570,600
                                                                                            --------------
                                                                                                19,549,653
                                                                                            --------------
MEDICAL PROVIDERS--1.99%
 124,200   Tenet Healthcare Corp..........................................................       6,894,342

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                                                         VALUE
---------                                                                                   --------------
COMMON STOCKS--(CONCLUDED)
MEDICAL PROVIDERS--(CONCLUDED)
 130,150   Wellpoint Health Networks, Inc.*(1)............................................  $   13,920,844
                                                                                            --------------
                                                                                                20,815,186
                                                                                            --------------
MINING & METALS--0.80%
 212,594   Alcoa, Inc.....................................................................       8,340,063
                                                                                            --------------
MOTOR VEHICLES--1.39%
  39,000   Borg Warner, Inc.*.............................................................       2,066,610
 332,100   Ford Motor Co..................................................................       8,458,587
 101,000   Lear Corp.*....................................................................       3,999,600
                                                                                            --------------
                                                                                                14,524,797
                                                                                            --------------
OIL REFINING--3.98%
 461,175   Conoco, Inc....................................................................      14,296,425
 117,700   Phillips Petroleum Co.(1)......................................................       6,719,493
  85,000   Sunoco, Inc....................................................................       2,939,300
  68,000   Ultramar Diamond Shamrock Corp.................................................       3,213,000
 117,000   USX-Marathon Group.............................................................       3,471,390
  70,000   Valero Energy Corp.(1).........................................................       2,471,000
 251,325   Williams Cos., Inc.............................................................       8,419,387
                                                                                            --------------
                                                                                                41,529,995
                                                                                            --------------
OIL SERVICES--0.82%
 216,400   Nabors Industries, Inc.*.......................................................       6,340,520
  67,800   Transocean Sedco Forex, Inc....................................................       2,189,262
                                                                                            --------------
                                                                                                 8,529,782
                                                                                            --------------
PROPERTY INSURANCE--4.59%
 205,200   Allstate Corp..................................................................       7,173,792
  70,000   American International Group, Inc..............................................       5,827,500
  94,000   Fidelity National Financial, Inc...............................................       2,410,160
  98,750   Hartford Financial Services Group, Inc.........................................       6,538,237
 161,000   Loews Corp.....................................................................       9,138,360
  63,000   MGIC Investment Corp...........................................................       4,727,520
 188,000   Old Republic International Corp................................................       4,982,000
  53,000   Progressive Corp...............................................................       7,144,930
                                                                                            --------------
                                                                                                47,942,499
                                                                                            --------------
PUBLISHING--1.49%
  72,400   McGraw-Hill Cos., Inc..........................................................       4,443,188
  90,500   New York Times Co..............................................................       4,190,150
 125,000   R. R. Donnelley & Sons Co......................................................       3,713,750
  85,800   Scholastic Corp.*..............................................................       3,188,328
                                                                                            --------------
                                                                                                15,535,416
                                                                                            --------------

NUMBER OF
 SHARES                                                                                         VALUE
---------                                                                                   --------------
RAILROADS--1.58%
 123,000   Burlington Northern Santa Fe, Inc..............................................  $    3,289,020
 180,250   Canadian Pacific Ltd...........................................................       6,831,475
 118,300   Union Pacific Corp.............................................................       6,351,527
                                                                                            --------------
                                                                                                16,472,022
                                                                                            --------------
REAL PROPERTY--0.55%
  61,000   Kimco Realty Corp..............................................................       2,854,800
  75,600   Vornado Realty Trust(1)........................................................       2,921,184
                                                                                            --------------
                                                                                                 5,775,984
                                                                                            --------------
RESTAURANTS--0.17%
  69,750   Brinker International, Inc.*...................................................       1,759,095
                                                                                            --------------
SECURITIES & ASSET MANAGEMENT--1.35%
  55,000   Affiliated Managers Group, Inc.*...............................................       3,725,700
 111,900   John Hancock Financial Services, Inc...........................................       4,478,238
  50,000   Merrill Lynch & Co., Inc.......................................................       2,712,000
  53,000   Morgan Stanley Dean Witter & Co................................................       3,170,460
                                                                                            --------------
                                                                                                14,086,398
                                                                                            --------------
SEMICONDUCTOR--0.69%
 261,874   Koninklijke (Royal) Philips Electronics N.V., ADR(1)...........................       7,235,579
                                                                                            --------------
THRIFTS--3.59%
  48,500   Downey Financial Corp..........................................................       2,840,645
 158,400   Golden State Bancorp, Inc......................................................       5,263,632
  84,800   Golden West Financial Corp.....................................................       5,482,320
 138,000   Greenpoint Financial Corp......................................................       5,693,880
 175,000   Sovereign Bancorp, Inc.........................................................       2,051,000
 346,200   Washington Mutual, Inc.........................................................      14,028,024
  60,000   Webster Financial Corp.........................................................       2,144,400
                                                                                            --------------
                                                                                                37,503,901
                                                                                            --------------
TOBACCO--0.84%
 122,000   Philip Morris Cos., Inc........................................................       5,551,000
 104,000   UST, Inc.(1)...................................................................       3,218,800
                                                                                            --------------
                                                                                                 8,769,800
                                                                                            --------------
WIRELESS TELECOMMUNICATIONS--0.52%
  17,500   ALLTEL Corp....................................................................       1,078,875
 232,067   AT&T Wireless Services, Inc.*..................................................       4,337,332
                                                                                            --------------
                                                                                                 5,416,207
                                                                                            --------------
Total Common Stocks (cost--$962,194,281)..................................................   1,029,262,170
                                                                                            --------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

PRINCIPAL
 AMOUNT                                                    MATURITY           INTEREST
  (000)                                                     DATES              RATES           VALUE
---------                                            --------------------  --------------  --------------
REPURCHASE AGREEMENTS--1.02%
 $ 2,485   Repurchase agreement dated 07/31/01 with
             Dresdner Bank AG, collateralized by
             $2,438,000 U.S. Treasury Notes, 5.250%
             due 5/14/01; (value--$2,535,032);
             proceeds: $2,485,266..................        08/01/01               3.850%   $    2,485,000
   8,124   Repurchase agreement dated 07/31/01 with
             State Street Bank & Trust Co.,
             collateralized by $8,403,475 U.S.
             Treasury Bonds, 3.300% due 12/20/01;
             (value--$8,287,927); proceeds:
             $8,124,858............................        08/01/01               3.800         8,124,000
                                                                                           --------------
Total Repurchase Agreements (cost--$10,609,000)....                                            10,609,000
                                                                                           --------------
Total Investments (cost--$972,803,281)--99.62%.....                                         1,039,871,170
Other assets in excess of liabilities--0.38%.......                                             3,972,351
                                                                                           --------------
Net Assets--100.00%................................                                        $1,043,843,521
                                                                                           ==============

-----------------

*      Non-Income producing security.
ADR    American Depositary Receipt.
(1)    Security, or portion thereof, was on loan at July 31, 2001.

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

NUMBER OF
 SHARES                                                                                        VALUE
---------                                                                                   ------------
COMMON STOCKS--100.60%
AIRLINES--0.19%
  41,000   Atlantic Coast Airlines Holdings, Inc.* .......................................  $  1,191,050
                                                                                            ------------
APPAREL, RETAIL--0.83%
  42,600   American Eagle Outfitters, Inc.*...............................................     1,565,550
  57,300   Coach, Inc.*...................................................................     2,164,221
  38,000   Jones Apparel Group, Inc.*.....................................................     1,483,520
                                                                                            ------------
                                                                                               5,213,291
                                                                                            ------------
BANKS--2.13%
 108,800   Bank One Corp. ................................................................     4,211,648
 210,300   J.P. Morgan Chase & Co. .......................................................     9,105,990
                                                                                            ------------
                                                                                              13,317,638
                                                                                            ------------
COMPUTER HARDWARE--4.75%
 169,500   Adaptec, Inc. .................................................................     1,996,710
 843,600   Cisco Systems, Inc.*...........................................................    16,213,992
 187,000   Dell Computer Corp.*...........................................................     5,035,910
  41,400   Electronics for Imaging, Inc.*.................................................       912,456
 147,300   EMC Corp. .....................................................................     2,904,756
 160,800   Sun Microsystems, Inc.*........................................................     2,619,432
                                                                                            ------------
                                                                                              29,683,256
                                                                                            ------------
COMPUTER SOFTWARE--9.39%
 135,600   Amdocs Ltd.*...................................................................     6,111,492
  96,550   BEA Systems, Inc.*.............................................................     2,128,928
  66,500   BMC Software, Inc.*............................................................     1,330,000
  37,100   Cerner Corp.*(1)...............................................................     2,090,214
  63,500   Citrix Systems, Inc.*..........................................................     2,125,345
  73,000   Computer Associates International, Inc. .......................................     2,517,040
  33,400   International Business Machines Corp. .........................................     3,514,014
 407,650   Microsoft Corp.*...............................................................    26,982,353
 154,400   Oracle Corp.*..................................................................     2,791,552
  50,000   Siebel Systems, Inc.*..........................................................     1,723,000
  45,500   Symantec Corp.*................................................................     2,193,555
 123,000   VERITAS Software Corp.*(1).....................................................     5,216,430
                                                                                            ------------
                                                                                              58,723,923
                                                                                            ------------
DEFENSE & AEROSPACE--0.32%
  34,200   Boeing Co. ....................................................................     2,001,726
                                                                                            ------------
DIVERSIFIED RETAIL--3.97%
  57,000   BJ's Wholesale Club, Inc.*.....................................................     3,192,000
 225,100   Kohl's Corp.*(1)...............................................................    12,893,728
 156,600   Wal-Mart Stores, Inc. .........................................................     8,753,940
                                                                                            ------------
                                                                                              24,839,668
                                                                                            ------------
DRUGS & MEDICINE--15.19%
  25,100   Allergan, Inc. ................................................................     1,889,779
  17,500   American Home Products Corp. ..................................................     1,055,425
  40,600   Amgen, Inc.*...................................................................     2,546,026
  44,400   Barr Laboratories, Inc.*(1)....................................................     3,813,072
  19,500   Bristol-Myers Squibb Co. ......................................................     1,153,230
 118,650   Cardinal Health, Inc. .........................................................     8,736,200
  48,100   Chiron Corp.*..................................................................     2,063,490
  52,400   Forest Laboratories, Inc.*.....................................................     4,116,020
  34,800   Genzyme Corp.*.................................................................     1,948,800
  27,500   IDEC Pharmaceuticals Corp.*....................................................     1,484,450
  45,000   IVAX Corp.*(1).................................................................     1,530,000
  87,467   King Pharmaceuticals, Inc.*....................................................     3,953,493

NUMBER OF
 SHARES                                                                                        VALUE
---------                                                                                   ------------
COMMON STOCKS--(CONCLUDED)
DRUGS & MEDICINE--(CONCLUDED)
  38,000   Lilly (Eli) & Co. .............................................................  $  3,012,640
  22,800   Medicis Pharmaceutical Corp., Class A*.........................................     1,098,960
  43,700   Merck & Co., Inc. .............................................................     2,970,726
 846,300   Pfizer, Inc. ..................................................................    34,884,486
 237,600   Pharmacia Corp. ...............................................................    10,601,712
 208,900   Schering-Plough Corp. .........................................................     8,157,545
                                                                                            ------------
                                                                                              95,016,054
                                                                                            ------------
ELECTRIC UTILITIES--1.55%
 210,400   AES Corp.*.....................................................................     8,058,320
  12,200   Dynegy, Inc., Class A..........................................................       565,836
  54,300   NRG Energy, Inc.(1)............................................................     1,088,715
                                                                                            ------------
                                                                                               9,712,871
                                                                                            ------------
ELECTRICAL EQUIPMENT--4.98%
  55,500   Danaher Corp. .................................................................     3,140,745
 333,800   Flextronics International Ltd.*................................................     9,076,022
   8,800   L-3 Communications Holdings, Inc.*.............................................       656,480
 245,700   Nokia Corp., ADR...............................................................     5,358,717
  17,100   QUALCOMM, Inc.*................................................................     1,081,233
  23,200   Scientific-Atlanta, Inc. ......................................................       590,440
 610,700   Solectron Corp.*...............................................................    10,675,036
  24,100   Vishay Intertechnology, Inc.*..................................................       579,605
                                                                                            ------------
                                                                                              31,158,278
                                                                                            ------------
ENERGY RESERVES & PRODUCTION--0.35%
  32,300   EOG Resources, Inc. ...........................................................     1,141,805
  13,500   Murphy Oil Corp. ..............................................................     1,033,425
                                                                                            ------------
                                                                                               2,175,230
                                                                                            ------------
ENTERTAINMENT--0.08%
  10,496   Viacom, Inc., Class B*.........................................................       522,701
                                                                                            ------------
FINANCIAL SERVICES--13.11%
  40,300   AmeriCredit Corp.*(1)..........................................................     2,478,047
 346,649   Citigroup, Inc. ...............................................................    17,405,246
  18,500   Fannie Mae.....................................................................     1,540,125
  38,500   Freddie Mac....................................................................     2,634,940
 937,700   General Electric Co. ..........................................................    40,789,950
  29,600   H&R Block, Inc. ...............................................................     2,112,552
  19,800   Household International, Inc. .................................................     1,312,542
 286,000   MBNA Corp. ....................................................................    10,124,400
  41,500   Metris Cos., Inc.(1)...........................................................     1,440,050
  27,500   USA Education, Inc.(1).........................................................     2,203,025
                                                                                            ------------
                                                                                              82,040,877
                                                                                            ------------
FOOD, BEVERAGE & TOBACCO--1.42%
  47,900   Coca-Cola Co. .................................................................     2,136,340
  42,800   Pepsi Bottling Group, Inc. ....................................................     1,865,224
  31,500   PepsiCo, Inc. .................................................................     1,468,845
  35,000   Philip Morris Cos., Inc. ......................................................     1,592,500
  41,000   Smithfield Foods, Inc.*........................................................     1,804,000
                                                                                            ------------
                                                                                               8,866,909
                                                                                            ------------
FOOD/RETAIL--1.40%
 332,000   Kroger Co.*....................................................................     8,751,520
                                                                                            ------------
FOREST PRODUCTS, PAPER--0.14%
  45,000   Packaging Corp. of America*....................................................       888,750
                                                                                            ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                                                        VALUE
---------                                                                                   ------------
COMMON STOCKS--(CONCLUDED)
HOUSEHOLD PRODUCTS--1.12%
 129,400   Colgate-Palmolive Co. .........................................................  $  7,013,480
                                                                                            ------------
INDUSTRIAL SERVICES & SUPPLIES--3.63%
  52,050   Apollo Group, Inc., Class A*...................................................     2,266,257
  19,500   ITT Educational Services, Inc.*................................................       781,950
 369,132   Tyco International Ltd. .......................................................    19,637,822
                                                                                            ------------
                                                                                              22,686,029
                                                                                            ------------
INFORMATION & COMPUTER SERVICES--2.24%
  49,000   Corporate Executive Board Co.*.................................................     2,036,930
  44,800   First Data Corp. ..............................................................     3,105,536
  63,000   Fiserv, Inc.*..................................................................     3,614,940
  45,000   Juniper Networks, Inc.*........................................................     1,156,050
  58,500   MedQuist, Inc.*................................................................     1,845,675
  63,000   Pharmaceutical Product Development, Inc.*(1)...................................     2,230,830
                                                                                            ------------
                                                                                              13,989,961
                                                                                            ------------
INTERNET--0.36%
  44,400   Hotel Reservations Network, Inc., Class A*(1)..................................     2,264,400
                                                                                            ------------
LEISURE--3.11%
  59,000   Activision, Inc.*..............................................................     2,001,280
 306,900   Harley Davidson, Inc.(1).......................................................    15,839,109
  31,300   International Game Technology*.................................................     1,626,974
                                                                                            ------------
                                                                                              19,467,363
                                                                                            ------------
LIFE INSURANCE--0.74%
 157,000   AFLAC, Inc. ...................................................................     4,644,060
                                                                                            ------------
LONG DISTANCE & PHONE COMPANIES--0.20%
  56,000   Dycom Industries, Inc.*(1).....................................................     1,225,840
                                                                                            ------------
MEDIA--7.32%
 556,150   AOL Time Warner, Inc.*.........................................................    25,277,018
 716,600   AT&T Corp.--Liberty Media Corp., Class A*......................................    11,272,118
 215,000   Comcast Corp., Class A*........................................................     8,176,450
  27,100   Univision Communications, Inc., Class A*(1)....................................     1,034,678
                                                                                            ------------
                                                                                              45,760,264
                                                                                            ------------
MEDICAL PRODUCTS--4.11%
 232,150   Johnson & Johnson..............................................................    12,559,315
 158,300   Medtronic, Inc. ...............................................................     7,603,149
  54,000   St. Jude Medical, Inc.*........................................................     3,780,000
  25,000   Varian Medical Systems, Inc.*..................................................     1,787,500
                                                                                            ------------
                                                                                              25,729,964
                                                                                            ------------
MEDICAL PROVIDERS--2.19%
  31,000   Express Scripts, Inc.*.........................................................     1,808,850

NUMBER OF
 SHARES                                                                                        VALUE
---------                                                                                   ------------
COMMON STOCKS--(CONCLUDED)
MEDICAL PROVIDERS--(CONCLUDED)
 246,400   Health Management Associates, Inc., Class A*...................................  $  4,868,864
 116,000   Oxford Health Plans, Inc.*.....................................................     3,364,000
  52,800   Quest Diagnostics, Inc.*.......................................................     3,648,480
                                                                                            ------------
                                                                                              13,690,194
                                                                                            ------------
MISCELLANEOUS--0.00%
  49,905   Capesuccess LLC(2)*............................................................             0
  13,056   Immedient Corp.(2)*............................................................             0
                                                                                            ------------
                                                                                                       0
                                                                                            ------------
OIL SERVICES--0.96%
 120,000   Baker Hughes, Inc. ............................................................     4,269,600
  58,600   USX-Marathon Group.............................................................     1,738,662
                                                                                            ------------
                                                                                               6,008,262
                                                                                            ------------
OTHER INSURANCE--3.21%
 241,500   American International Group, Inc. ............................................    20,104,875
                                                                                            ------------
SECURITIES & ASSET MANAGEMENT--1.19%
 124,400   Morgan Stanley Dean Witter & Co. ..............................................     7,441,608
                                                                                            ------------
SEMICONDUCTOR--5.09%
 300,150   Altera Corp.*..................................................................     9,022,509
  15,500   Analog Devices, Inc.*..........................................................       713,000
  38,100   Applied Materials, Inc.*.......................................................     1,747,266
  87,200   Applied Micro Circuits Corp.*(1)...............................................     1,494,608
  15,800   Integrated Device Technology, Inc.*............................................       582,230
 414,400   Intel Corp. ...................................................................    12,353,264
  11,400   International Rectifier Corp.*(1)..............................................       425,676
  24,700   Linear Technology Corp. .......................................................     1,076,426
  22,400   Maxim Integrated Products, Inc.*...............................................     1,034,208
  56,600   Texas Instruments, Inc. .......................................................     1,952,700
  62,138   TriQuint Semiconductor, Inc.*..................................................     1,407,421
                                                                                            ------------
                                                                                              31,809,308
                                                                                            ------------
SPECIALTY RETAIL--4.00%
  41,000   99 Cents Only Stores*..........................................................     1,362,840
  23,000   AutoZone, Inc.*................................................................     1,088,590
  55,400   Best Buy Co., Inc.*............................................................     3,709,584
  22,500   Direct Focus, Inc.*(1).........................................................     1,086,750
 252,200   Home Depot, Inc. ..............................................................    12,703,314
 144,300   Tiffany & Co.(1)...............................................................     5,093,790
                                                                                            ------------
                                                                                              25,044,868
                                                                                            ------------
WIRELESS TELECOMMUNICATIONS--1.33%
 325,000   AT&T Wireless Services, Inc.*..................................................     6,074,250
  39,600   United States Cellular Corp.*..................................................     2,229,480
                                                                                            ------------
                                                                                               8,303,730
                                                                                            ------------
Total Common Stocks (cost--$588,546,028)..................................................   629,287,948
                                                                                            ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                         DATES              RATES          VALUE
---------                                                                --------------------  --------------  ------------
REPURCHASE AGREEMENTS--1.89%
 $ 6,259   Repurchase Agreement dated 07/31/01 with Societe Generale, collateralized by $6,283,000 U.S. Treasury Notes, 5.875%
             due 11/30/01; (value--$6,385,099); proceeds: $6,259,669...        08/01/01               3.850%   $  6,259,000
   5,599   Repurchase Agreement dated 07/31/01 with State Street
             Bank & Trust Co., collateralized by $5,791,612 U.S.
             Treasury Bond, 3.300% due 12/20/01; (value--$5,711,977);
             proceeds: $5,599,591......................................        08/01/01               3.800       5,599,000
                                                                                                               ------------
Total Repurchase Agreements (cost--$11,858,000)........................                                          11,858,000
                                                                                                               ------------
Total Investments (cost--$600,404,028)--102.49%........................                                         641,145,948
Liabilities in excess of other assets--(2.49)%.........................                                         (15,588,139)
                                                                                                               ------------
Net Assets--100.00%....................................................                                        $625,557,809
                                                                                                               ============

-----------------

*      Non-Income producing security.
ADR    American Depositary Receipt.
(1)    Security, or portion thereof, was on loan at July 31, 2001.
(2)    Illiquid securities.

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

NUMBER OF
 SHARES                                                                                                            VALUE
---------                                                                                                       ------------
COMMON STOCKS--96.44%
AGRICULTURE, FOOD & BEVERAGE--2.49%
 882,000   Creative Bakeries, Inc.(2)*........................................................................  $     92,610
 133,200   McCormick & Co., Inc...............................................................................     5,686,308
 119,500   PepsiAmericas, Inc.*...............................................................................     1,640,735
                                                                                                                ------------
                                                                                                                   7,419,653
                                                                                                                ------------
APPAREL, RETAIL--3.16%
 700,000   Charming Shoppes, Inc.*............................................................................     4,445,000
 212,500   Ross Stores, Inc.(1) ..............................................................................     4,998,000
                                                                                                                ------------
                                                                                                                   9,443,000
                                                                                                                ------------
BANKS--3.76%
 206,700   Colonial BancGroup, Inc............................................................................     3,042,624
 150,000   Compass Bancshares, Inc............................................................................     4,087,500
 350,000   Sovereign Bancorp, Inc.............................................................................     4,102,000
                                                                                                                ------------
                                                                                                                  11,232,124
                                                                                                                ------------
CHEMICALS--8.21%
  78,600   Avery Dennison Corp................................................................................     4,029,036
  36,000   Brady Corp., Class A...............................................................................     1,240,200
 130,000   Cabot Corp. .......................................................................................     4,850,300
  35,000   Calgon Carbon Corp.................................................................................       296,450
 110,000   Engelhard Corp.....................................................................................     2,865,500
 263,300   IMC Global, Inc....................................................................................     2,975,290
 345,300   Pennzoil-Quaker State Co. .........................................................................     3,874,266
 415,800   PolyOne Corp.......................................................................................     4,374,216
                                                                                                                ------------
                                                                                                                  24,505,258
                                                                                                                ------------
COMPUTER HARDWARE--2.00%
 175,000   Adaptec, Inc.*.....................................................................................     2,061,500
  97,500   Pitney Bowes, Inc. ................................................................................     3,919,500
                                                                                                                ------------
                                                                                                                   5,981,000
                                                                                                                ------------
COMPUTER SOFTWARE--0.00%
   1,482   CareCentric, Inc.*.................................................................................         3,335
                                                                                                                ------------
CONSTRUCTION--1.88%
 203,800   Rouse Co...........................................................................................     5,604,500
                                                                                                                ------------
CONSUMER DURABLES--3.77%
 190,100   Herman Miller, Inc.................................................................................     4,798,124
 309,950   Interface, Inc. ...................................................................................     1,831,804
 192,600   Leggett & Platt, Inc...............................................................................     4,616,622
                                                                                                                ------------
                                                                                                                  11,246,550
                                                                                                                ------------
DEFENSE & AEROSPACE--0.37%
  11,900   BE Aerospace, Inc.*................................................................................       220,983
  25,000   B.F. Goodrich Co. .................................................................................       873,500
                                                                                                                ------------
                                                                                                                   1,094,483
                                                                                                                ------------
ELECTRICAL EQUIPMENT--0.26%
  27,100   Littelfuse, Inc.*..................................................................................       773,434
                                                                                                                ------------
ENTERTAINMENT--1.58%
 141,300   Carnival Corp......................................................................................     4,719,420
                                                                                                                ------------
ENVIRONMENTAL SERVICES--1.93%
 249,700   ServiceMaster Co. .................................................................................     3,041,346
  88,100   Waste Management, Inc..............................................................................     2,731,100
                                                                                                                ------------
                                                                                                                   5,772,446
                                                                                                                ------------

NUMBER OF
 SHARES                                                                                                            VALUE
---------                                                                                                       ------------
FINANCIAL SERVICES--6.98%
 162,600   AmSouth Bancorp. ..................................................................................  $  3,232,488
  81,150   Certegy, Inc.*.....................................................................................     2,679,573
  69,400   H&R Block, Inc. ...................................................................................     4,953,078
 127,850   MBNA Corp..........................................................................................     4,525,890
 139,100   New Dun & Bradstreet Corp.*........................................................................     3,850,288
  50,000   Regions Financial Corp.............................................................................     1,600,000
                                                                                                                ------------
                                                                                                                  20,841,317
                                                                                                                ------------
FOREST PRODUCTS, PAPER--1.32%
 372,150   Louisiana-Pacific Corp.............................................................................     3,952,233
                                                                                                                ------------
HEAVY MACHINERY--3.24%
 426,600   AGCO Corp. ........................................................................................     4,398,246
  50,000   Astec Industries, Inc.*............................................................................       912,500
 200,000   Terex Corp.*.......................................................................................     4,368,000
                                                                                                                ------------
                                                                                                                   9,678,746
                                                                                                                ------------
HOUSEHOLD PRODUCTS--2.04%
  99,400   Clorox Co..........................................................................................     3,715,572
  64,700   Fortune Brands, Inc. ..............................................................................     2,369,314
                                                                                                                ------------
                                                                                                                   6,084,886
                                                                                                                ------------
INDUSTRIAL SERVICES & SUPPLIES--5.73%
 208,600   Cendant Corp.(1)*..................................................................................     4,245,010
 157,800   Harte-Hanks Co. ...................................................................................     3,719,346
  31,100   IDEX Corp. ........................................................................................     1,006,707
 200,000   Ingram Micro, Inc., Class A*.......................................................................     2,792,000
 406,450   Input/Output, Inc.*................................................................................     4,430,305
  49,800   Regis Corp. .......................................................................................       926,778
                                                                                                                ------------
                                                                                                                  17,120,146
                                                                                                                ------------
INFORMATION & COMPUTER SERVICES--7.13%
 101,600   Interpublic Group Cos., Inc........................................................................     2,780,792
 162,300   Equifax, Inc.......................................................................................     3,840,018
 200,000   John H. Harland Co. ...............................................................................     4,270,000
 107,000   Storage Technology Corp.*..........................................................................     1,473,390
 147,600   Sun Guard Data Systems*............................................................................     4,025,052
 384,200   Systems & Computer Technology Corp.*...............................................................     4,902,392
                                                                                                                ------------
                                                                                                                  21,291,644
                                                                                                                ------------
LEISURE--3.49%
 513,600   Hasbro, Inc........................................................................................     8,268,960
  41,400   International Game Technology*.....................................................................     2,151,972
                                                                                                                ------------
                                                                                                                  10,420,932
                                                                                                                ------------
LONG DISTANCE & PHONE COMPANIES--1.72%
 166,100   CenturyTel, Inc. ..................................................................................     5,142,456
                                                                                                                ------------
MANUFACTURING--GENERAL--4.19%
 127,600   Energizer Holdings, Inc.*..........................................................................     2,392,500
 325,000   McDermott International, Inc. .....................................................................     3,588,000
  94,800   Milacron, Inc. ....................................................................................     1,734,840
 308,000   Pactiv Corp.*......................................................................................     4,783,240
                                                                                                                ------------
                                                                                                                  12,498,580
                                                                                                                ------------
MANUFACTURING--HIGH TECHNOLOGY--0.83%
 333,300   Hexcel Corp.*......................................................................................     2,476,419
                                                                                                                ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                                                                            VALUE
---------                                                                                                       ------------
COMMON STOCKS--(CONCLUDED)
MANUFACTURING--HIGH TECHNOLOGY--(CONCLUDED)
MEDIA--1.49%
   1,915   Grey Global Group, Inc. ...........................................................................  $  1,137,510
  80,600   Tribune Co.........................................................................................     3,325,556
                                                                                                                ------------
                                                                                                                   4,463,066
                                                                                                                ------------
MEDICAL PRODUCTS--3.64%
 184,500   Apogent Technologies, Inc.*........................................................................     4,437,225
  72,000   Bausch & Lomb, Inc.(1).............................................................................     2,465,280
  70,100   Covance, Inc.*.....................................................................................     1,678,895
  19,000   Invacare Corp. ....................................................................................       680,010
  80,499   Sybron Dental Specialties, Inc.*...................................................................     1,609,980
                                                                                                                ------------
                                                                                                                  10,871,390
                                                                                                                ------------
MEDICAL PROVIDERS--3.34%
 150,000   Bergen Brunswig Corp., Class A.....................................................................     3,169,500
 454,300   Beverly Enterprises, Inc.*.........................................................................     4,747,435
  40,000   Manor Care, Inc.*..................................................................................     1,288,000
  30,000   Omnicare, Inc. ....................................................................................       758,100
                                                                                                                ------------
                                                                                                                   9,963,035
                                                                                                                ------------
MINING & METALS--2.63%
 150,000   AK Steel Holding Corp..............................................................................     1,966,500
  59,000   Ball Corp. ........................................................................................     2,916,370
 277,500   Crown Cork & Seal Co., Inc.*.......................................................................       904,650
  55,500   Harsco Corp........................................................................................     1,696,080
  36,600   Titanium Metals Corp.*.............................................................................       357,216
                                                                                                                ------------
                                                                                                                   7,840,816
                                                                                                                ------------
OIL SERVICES--1.14%
 399,900   Superior Energy Services, Inc.*....................................................................     3,399,150
                                                                                                                ------------
OTHER INSURANCE--4.27%
  47,200   HCC Insurance Holdings, Inc. ......................................................................     1,083,240
  53,600   Horace Mann Educators Corp. .......................................................................     1,106,304

NUMBER OF
 SHARES                                                                                                            VALUE
---------                                                                                                       ------------
 117,900   MBIA, Inc..........................................................................................  6,621,264
COMMON STOCKS--(CONCLUDED)
OTHER INSURANCE--(CONCLUDED)
  51,400   XL Capital Ltd., Class A(1)........................................................................  $  3,944,950
                                                                                                                ------------
                                                                                                                  12,755,758
                                                                                                                ------------
PUBLISHING--4.24%
 157,800   Lee Enterprises, Inc...............................................................................     5,324,172
  89,500   McClatchy Co. Class A(1)...........................................................................     3,830,600
 256,500   Paxar Corp.*.......................................................................................     3,488,400
                                                                                                                ------------
                                                                                                                  12,643,172
                                                                                                                ------------
REAL ESTATE--0.97%
  76,200   Bedford Property Investors, Inc....................................................................     1,600,200
  43,250   Shurgard Storage Centers, Inc., Class A ...........................................................     1,291,012
                                                                                                                ------------
                                                                                                                   2,891,212
                                                                                                                ------------
RESTAURANTS--0.45%
  72,100   Bob Evans Farms, Inc...............................................................................     1,332,408
                                                                                                                ------------
SECURITIES & ASSET MANAGEMENT--1.92%
  76,400   Franklin Resources, Inc. ..........................................................................     3,295,896
  64,100   T. Rowe Price Group, Inc.(1).......................................................................     2,433,236
                                                                                                                ------------
                                                                                                                   5,729,132
                                                                                                                ------------
SPECIALTY RETAIL--6.27%
 365,000   American Greetings Corp., Class A .................................................................     4,033,250
 301,800   Casey's General Stores, Inc. ......................................................................     4,074,300
  61,600   Neiman Marcus Group, Inc., Class A*................................................................     2,034,032
 385,700   Office Depot, Inc.(1)*.............................................................................     4,944,674
  35,500   Office Max, Inc.*..................................................................................       136,675
 151,500   Toys R Us, Inc.*...................................................................................     3,489,045
                                                                                                                ------------
                                                                                                                  18,711,976
                                                                                                                ------------
Total Common Stocks (cost--$229,005,383)......................................................................   287,903,677
                                                                                                                ------------

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                          DATE               RATE
---------                                                                --------------------  --------------
REPURCHASE AGREEMENT--3.30%
$  9,842   Repurchase agreement dated 07/31/01 with State Street Bank &
             Trust Co., collateralized by $10,180,576 U.S. Treasury
             Bond, 3.300%, due 12/20/01 (value--$10,040,593); proceeds:
             $9,843,039 (cost--$9,842,000).............................        08/01/01               3.800%      9,842,000
                                                                                                               ------------
Total Investments (cost--$238,847,383)--99.74%.........................                                         297,745,677
Other assets in excess of liabilities--0.26%...........................                                             772,629
                                                                                                               ------------
Net Assets--100.00%....................................................                                        $298,518,306
                                                                                                               ============

-----------------

*      Non-income producing security.
(1)    Security, or portion thereof, was on loan at July 31, 2001.
(2)    Illiquid security.

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

NUMBER OF
 SHARES                                                                     VALUE
---------                                                                ------------
COMMON STOCKS--94.92%
APPAREL, RETAIL--4.43%
 167,700   American Eagle Outfitters, Inc.*............................  $  6,162,975
 154,500   Coach, Inc.*................................................     5,835,465
 170,700   Too, Inc.*..................................................     4,132,647
                                                                         ------------
                                                                           16,131,087
                                                                         ------------
BANKS--1.47%
 152,000   Cullen/Frost Bankers, Inc. .................................     5,336,720
                                                                         ------------
COMPUTER HARDWARE--0.39%
 114,900   Network Appliance, Inc.*....................................     1,433,952
                                                                         ------------
COMPUTER SOFTWARE--7.69%
   5,053   Ascential Software Corp.*...................................        26,225
 483,200   Jack Henry & Associates, Inc. ..............................    13,660,064
  82,800   Manugistics Group, Inc.(1)*.................................     1,797,588
  77,200   NetIQ Corp.*................................................     2,546,828
 266,900   Peregrine Systems, Inc.(1)*.................................     7,299,715
  62,875   VERITAS Software Corp.*.....................................     2,666,529
                                                                         ------------
                                                                           27,996,949
                                                                         ------------
CONSTRUCTION--2.93%
 192,100   D.R. Horton, Inc.(1)........................................     5,292,355
 165,200   KB HOME.....................................................     5,383,868
                                                                         ------------
                                                                           10,676,223
                                                                         ------------
DRUGS & MEDICINE--8.03%
  29,300   Cima Labs, Inc.*............................................     1,888,678
 142,400   Cubist Pharmaceuticals, Inc.(1)*............................     5,110,736
 155,700   Esperion Therapeutics, Inc.*................................     1,234,701
 210,600   Inhale Therapeutic Systems, Inc.(1)*........................     3,266,406
 265,300   Inspire Pharmaceuticals, Inc.*..............................     3,364,004
 237,600   Neurocrine Biosciences, Inc.*...............................     8,030,880
 158,700   Trimeris, Inc.*.............................................     6,362,283
                                                                         ------------
                                                                           29,257,688
                                                                         ------------
ELECTRIC UTILITIES--1.30%
 132,000   Calpine Corp.(1)*...........................................     4,750,680
                                                                         ------------
ELECTRICAL EQUIPMENT--0.49%
 374,400   Western Multiplex Corp., Class A(1)*........................     1,797,120
                                                                         ------------
FINANCIAL SERVICES--3.09%
 107,100   Bisys Group, Inc.(1)*.......................................     5,728,779
 148,900   Doral Financial Corp. ......................................     5,518,234
                                                                         ------------
                                                                           11,247,013
                                                                         ------------
FOOD, BEVERAGE & TOBACCO--1.57%
 121,100   American Italian Pasta Co.*.................................     5,721,975
                                                                         ------------
HOTELS--1.99%
 343,900   Extended Stay America, Inc.*................................     4,814,600
  44,200   Four Seasons Hotels, Inc.(1)................................     2,428,790
                                                                         ------------
                                                                            7,243,390
                                                                         ------------


NUMBER OF
 SHARES                                                                     VALUE
---------                                                                ------------
INDUSTRIAL PARTS--2.76%
  63,800   CoorsTek, Inc.*.............................................  $  1,984,180
 189,400   Mettler-Toledo International, Inc.*.........................     8,068,440
                                                                         ------------
                                                                           10,052,620
                                                                         ------------
INDUSTRIAL SERVICES & SUPPLIES--1.00%
 134,500   Bright Horizons Family Solutions*...........................     3,631,500
                                                                         ------------

INFORMATION & COMPUTER SERVICES--8.02%
 209,900   Corporate Executive Board Co.*..............................     8,725,543
 161,900   Exelixis, Inc.(1)*..........................................     2,731,253
 282,700   Getty Images, Inc.(1)*......................................     5,156,448
  54,816   Interpublic Group Cos., Inc. ...............................     1,500,314
  71,300   Resources Connection, Inc.*.................................     1,811,020
 103,200   Watson Wyatt & Co. Holdings, Class A*.......................     2,734,800
 264,700   West Corp.(1)*..............................................     6,551,325
                                                                         ------------
                                                                           29,210,703
                                                                         ------------
INSURANCE--9.98%
 151,700   Everest Re Group Ltd. ......................................    10,634,170
  22,100   Markel Corp.*...............................................     4,473,261
 233,300   PartnerRe Ltd. .............................................    11,606,675
 240,700   Radian Group, Inc. .........................................     9,632,814
                                                                         ------------
                                                                           36,346,920
                                                                         ------------
INTERNET--2.03%
 108,700   Espeed, Inc.*...............................................     1,538,105
  38,100   Exult, Inc.*................................................       508,254
 249,600   WebEx Communications, Inc.(1)(2)*...........................     5,332,770
                                                                         ------------
                                                                            7,379,129
                                                                         ------------
LIFE INSURANCE--0.24%
   6,800   Reinsurance Group of America, Inc. .........................       265,744
  13,800   StanCorp Financial Group, Inc. .............................       608,580
                                                                         ------------
                                                                              874,324
                                                                         ------------
LONG DISTANCE & PHONE COMPANIES--0.67%
 111,950   Dycom Industries, Inc.(1)*..................................     2,450,585
                                                                         ------------
MEDIA--4.50%
 131,300   Hispanic Broadcasting Corp.*................................     3,085,550
 346,300   Mediacom Communications Corp., Class A(1)*..................     6,060,250
 195,900   Radio One, Inc., Class A(1)*................................     3,581,052
 129,500   Westwood One, Inc.*.........................................     3,644,130
                                                                         ------------
                                                                           16,370,982
                                                                         ------------
MOTOR VEHICLES & PARTS--0.73%
  80,800   Gentex Corp.*...............................................     2,649,432
                                                                         ------------
RESTAURANTS--8.19%
  62,000   California Pizza Kitchen, Inc.(1)*..........................     1,422,280
 226,300   CEC Entertainment, Inc.*....................................     8,076,647
 245,537   Cheesecake Factory, Inc.(1)*................................     7,464,325
 239,300   Ruby Tuesday, Inc. .........................................     4,450,980
 282,675   Sonic Corp.*................................................     8,426,542
                                                                         ------------
                                                                           29,840,774
                                                                         ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS

NUMBER OF
 SHARES                                                                     VALUE
---------                                                                ------------
SEMICONDUCTOR--4.83%
 158,300   Applied Micro Circuits Corp.(1)*............................  $  2,713,262
 248,900   Finisar Corp.(1)*...........................................     2,844,927
 211,400   Micrel, Inc.(1)*............................................     7,119,952
  90,700   RF Micro Devices, Inc.*.....................................     2,481,552
 295,500   TranSwitch Corp.*...........................................     2,434,920
                                                                         ------------
                                                                           17,594,613
                                                                         ------------
SPECIALTY RETAIL--9.65%
  90,000   Bed Bath & Beyond, Inc.*....................................     2,900,700
 215,100   Cost Plus, Inc.(1)*.........................................     6,072,273
 277,975   Dollar Tree Stores, Inc.(1)*................................     7,235,689
 141,100   Duane Reade, Inc.*..........................................     5,192,480
 182,900   Krispy Kreme Doughnuts, Inc.(1)*............................     5,157,780
  30,000   Lowe's Cos., Inc. ..........................................     1,145,400
 135,700   MSC Industrial Direct Co., Inc., Class A*...................     2,373,393
 177,100   Tweeter Home Entertainment Group, Inc.(1)*..................     5,052,663
                                                                         ------------
                                                                           35,130,378
                                                                         ------------


NUMBER OF
 SHARES                                                                     VALUE
---------                                                                ------------
TELECOMMUNICATIONS-EQUIPMENT--3.79%
 298,200   Advanced Fibre Communications, Inc.*........................  $  7,529,550
 307,900   Tekelec(1)*.................................................     6,268,844
                                                                         ------------
                                                                           13,798,394
                                                                         ------------
THRIFTS--3.11%
 147,700   Dime Bancorp, Inc. .........................................     6,018,775
 148,400   Webster Financial Corp. ....................................     5,303,816
                                                                         ------------
                                                                           11,322,591
                                                                         ------------
TRANSPORTATION--1.09%
  67,900   Arkansas Best Corp.*........................................     1,874,040
  61,200   USFreightways Corp. ........................................     2,113,848
                                                                         ------------
                                                                            3,987,888
                                                                         ------------
WIRELESS TELECOMMUNICATIONS--0.95%
 175,000   SBA Communications Corp.*...................................     3,449,250
                                                                         ------------
Total Common Stocks (cost--$311,364,230)...............................   345,682,880
                                                                         ------------

PRINCIPAL
 AMOUNT                                                                        MATURITY           INTEREST
  (000)                                                                          DATE               RATE
---------                                                                --------------------  --------------
REPURCHASE AGREEMENT--5.66%
 $20,610   Repurchase Agreement dated 07/31/01 with State Street
             Bank & Trust Co., collateralized by $21,319,007 U.S.
             Treasury Bond, 3.300% due 12/20/01; (value--$21,025,871);
             proceeds: $20,612,176 (cost--$20,610,000).................        08/01/01               3.800%     20,610,000
                                                                                                               ------------
Total Investments (cost--$331,974,230)--100.58%........................                                         366,292,880
Liabilities in excess of other assets--(0.58)%.........................                                          (2,099,039)
                                                                                                               ------------
Net Assets--100.00%....................................................                                        $364,193,841
                                                                                                               ============

-----------------

*      Non-Income producing security.
(1)    Security, or portion thereof, was on loan at July 31, 2001.
(2)    Illiquid securities representing 1.46% of net assets.

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

   NUMBER OF
    SHARES                                                                                                  VALUE
---------------                                                                                        ---------------
COMMON STOCKS--96.84%
AUSTRALIA--2.72%
BANKS--0.59%
      340,000      Westpac Banking Corp. Ltd.*.....................................................     $  2,369,156
                                                                                                        ------------
MEDIA & PHOTOGRAPHY--0.75%
      331,900      News Corp. Ltd..................................................................        3,035,037
                                                                                                        ------------
OIL & GAS--0.81%
      669,092      BHP Billiton Ltd.(1)*...........................................................        3,298,642
                                                                                                        ------------
TELECOMMUNICATIONS--0.57%
    1,300,000      Cable & Wireless Optus Ltd.(1)*.................................................        2,305,930
                                                                                                        ------------
Total Australia Common Stocks......................................................................       11,008,765
                                                                                                        ------------
BRAZIL--0.61%
AEROSPACE & DEFENSE--0.32%
       36,500      Embraer--Empresa Brasileira de Aeronautica S.A., ADR............................        1,299,400
                                                                                                        ------------
OIL & GAS--0.29%
       52,900      Petroleo Brasileiro S.A., ADR...................................................        1,161,155
                                                                                                        ------------
Total Brazil Common Stocks.........................................................................        2,460,555
                                                                                                        ------------
CHINA--0.53%
OIL & GAS--0.53%
   12,354,000      China Petroleum & Chemical Corp. (Sinopec), Class H(1)*.........................        2,138,275
                                                                                                        ------------
DENMARK--1.07%
PHARMACEUTICALS--1.07%
       95,800      Novo Nordisk AS.................................................................        4,333,085
                                                                                                        ------------
FINLAND--1.16%
TELECOMMUNICATIONS--SERVICES--1.16%
      212,989      Nokia (AB) OY...................................................................        4,689,498
                                                                                                        ------------
FRANCE--12.50%
CHEMICALS--2.97%
      156,277      Aventis S.A.....................................................................       12,018,992
                                                                                                        ------------
DIVERSIFIED INDUSTRIALS--2.23%
      154,005      Vivendi Universal S.A...........................................................        9,033,184
                                                                                                        ------------
FOOD PROCESSING--1.07%
       33,332      Groupe Danone...................................................................        4,347,893
                                                                                                        ------------
LIFE INSURANCE--1.57%
      216,549      AXA.............................................................................        6,341,376
                                                                                                        ------------
OIL & GAS--2.93%
       83,539      Total FINA S.A., Series B.......................................................       11,891,621
                                                                                                        ------------
PHARMACEUTICALS--0.64%
       41,165      Sanofi-Synthelabo S.A...........................................................        2,587,521
                                                                                                        ------------
WATER--1.09%
      130,387      Suez Lyonnaise des Eaux S.A.....................................................        4,402,660
                                                                                                        ------------
Total France Common Stocks.........................................................................       50,623,247
                                                                                                        ------------
GERMANY--7.13%
BANKS--1.90%
       27,468      Allianz AG(1)...................................................................        7,718,799
                                                                                                        ------------

   NUMBER OF
    SHARES                                                                                                  VALUE
---------------                                                                                        ---------------
CHEMICALS--0.94%
       91,966      Bayer AG........................................................................     $  3,804,174
                                                                                                        ------------
INSURANCE--3.57%
       50,433      Muenchener Rueckversicherungs-Gesellschaft AG(1)................................       14,459,492
                                                                                                        ------------
TRANSPORTATION SERVICES--0.72%
      186,524      Deutsche Post AG(1).............................................................        2,919,668
                                                                                                        ------------
Total Germany Common Stocks........................................................................       28,902,133
                                                                                                        ------------
HONG KONG--3.12%
DIVERSIFIED INDUSTRIALS--0.65%
      275,300      Hutchison Whampoa Ltd...........................................................        2,656,041
                                                                                                        ------------
ELECTRONICS--0.59%
    1,630,000      Johnson Electric Holdings Ltd...................................................        2,382,399
                                                                                                        ------------
FINANCIAL SERVICES--0.58%
    1,586,000      Hong Kong Exchanges & Clearing Ltd.(1)..........................................        2,348,591
                                                                                                        ------------
REAL ESTATE--1.30%
      256,000      Cheung Kong (Holdings) Ltd......................................................        2,535,482
      577,000      Henderson Land Development Co. Ltd..............................................        2,722,361
                                                                                                        ------------
                                                                                                           5,257,843
                                                                                                        ------------
Total Hong Kong Common Stocks......................................................................       12,644,874
                                                                                                        ------------
HUNGARY--0.06%
COMPUTER SOFTWARE--0.06%
        5,000      OTP Bank Rt., ADR...............................................................          261,250
                                                                                                        ------------
IRELAND--1.58%
BANKS--0.67%
      286,753      Bank of Ireland*................................................................        2,723,622
                                                                                                        ------------
PHARMACEUTICALS--0.91%
       63,728      Elan Corp. PLC, ADR(1)*.........................................................        3,680,292
                                                                                                        ------------
Total Ireland Common Stocks........................................................................        6,403,914
                                                                                                        ------------
ISRAEL--0.32%
ELECTRONICS--0.09%
       11,771      Orbotech Ltd.*..................................................................          347,951
                                                                                                        ------------
INFORMATION TECHNOLOGY HARDWARE--0.09%
        8,200      Check Point Software Technologies Ltd.*.........................................          362,768
                                                                                                        ------------
PHARMACEUTICALS--0.14%
        8,000      Teva Pharmaceutical Industries Ltd., ADR*.......................................          575,600
                                                                                                        ------------
Total Israel Common Stocks.........................................................................        1,286,319
                                                                                                        ------------
ITALY--6.93%
BANKS--0.83%
    1,054,577      IntesaBCI SPA(1)*...............................................................        3,360,554
                                                                                                        ------------
INFORMATION TECHNOLOGY HARDWARE--2.27%
    1,395,792      Telecom Italia SPA(1)...........................................................        9,174,862
                                                                                                        ------------

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
   NUMBER OF
    SHARES                                                                                                  VALUE
---------------                                                                                        ---------------
LIFE ASSURANCE--0.73%
      267,416      Alleanza Assicurazioni(1).......................................................     $  2,975,529
                                                                                                        ------------
OIL & GAS--1.60%
      531,390      ENI SPA(1)*.....................................................................        6,461,701
                                                                                                        ------------
TELECOMMUNICATIONS--SERVICES--0.57%
      406,168      Telecom Italia Mobilare SPA(1)..................................................        2,304,156
                                                                                                        ------------
TRANSPORTATION SERVICES--0.93%
      543,149      Autostrade--Concessioni e Costruzioni Autostrade SPA(1).........................        3,784,977
                                                                                                        ------------
Total Italy Common Stocks..........................................................................       28,061,779
                                                                                                        ------------
JAPAN--23.14%
AUTOMOBILES--1.41%
      186,000      Bridgestone Corp................................................................        1,543,303
       92,000      Honda Motor Co. Ltd.............................................................        4,181,149
                                                                                                        ------------
                                                                                                           5,724,452
                                                                                                        ------------
CHEMICALS--2.39%
      786,000      Asahi Chemical Industries Co. Ltd...............................................        3,201,104
      144,000      Shin Etsu Chemical Co. Ltd......................................................        4,988,959
      229,000      Sumitomo Bakelite Co. Ltd.(1)...................................................        1,495,151
                                                                                                        ------------
                                                                                                           9,685,214
                                                                                                        ------------
ELECTRONIC & ELECTRICAL EQUIPMENT--3.59%
      154,000      Canon, Inc.(1)..................................................................        5,199,872
       21,000      Kyocera Corp....................................................................        1,572,732
       32,900      Mabuchi Motor Co. Ltd...........................................................        2,595,568
       50,400      Sony Corp.......................................................................        2,480,077
      274,000      Sumitomo Electric Industries Ltd................................................        2,714,130
                                                                                                        ------------
                                                                                                          14,562,379
                                                                                                        ------------
FINANCIAL SERVICES--1.50%
       44,000      Credit Saison Co. Ltd...........................................................        1,024,484
      166,000      Nomura Securities Co. Ltd.......................................................        2,709,554
       27,700      Takefuji Corp...................................................................        2,344,903
                                                                                                        ------------
                                                                                                           6,078,941
                                                                                                        ------------
FOOD & DRUG RETAILERS--0.40%
       88,000      Familymart Co. Ltd..............................................................        1,619,459
                                                                                                        ------------
GENERAL RETAILERS--1.29%
       51,000      Ito-Yokado Co. Ltd..............................................................        2,240,278
       23,000      Jusco Co. Ltd.(1)...............................................................          563,130
      171,000      Marui Co. Ltd...................................................................        2,403,961
                                                                                                        ------------
                                                                                                           5,207,369
                                                                                                        ------------
INFORMATION TECHNOLOGY HARDWARE--2.75%
      242,000      Fujitsu Ltd.....................................................................        2,255,801
      518,000      Hitachi Ltd.....................................................................        4,356,041
       47,400      Matsushita Communication Industrial Co. Ltd.....................................        1,573,932
       21,500      Rohm Co. Ltd....................................................................        2,964,034
                                                                                                        ------------
                                                                                                          11,149,808
                                                                                                        ------------
INSURANCE--0.40%
      300,000      Mitsui Marine & Fire............................................................        1,627,461
                                                                                                        ------------

   NUMBER OF
    SHARES                                                                                                  VALUE
---------------                                                                                        ---------------
LEISURE, ENTERTAINMENT & HOTELS--0.47%
      103,000      Namco Ltd.(1)...................................................................     $  1,920,227
                                                                                                        ------------
MACHINERY--1.03%
    1,097,000      Mitsubishi Heavy Industries Ltd.................................................        4,151,712
                                                                                                        ------------
MEDIA & PHOTOGRAPHY--1.22%
       84,000      Fuji Photo Film Co. Ltd.........................................................        3,320,212
      165,000      Toppan Printing Co..............................................................        1,608,017
                                                                                                        ------------
                                                                                                           4,928,229
                                                                                                        ------------
PERSONAL CARE & HOUSEHOLD PRODUCTS--1.19%
      206,000      Kao Corp........................................................................        4,812,930
                                                                                                        ------------
PHARMACEUTICALS--1.54%
      104,000      Taisho Pharmaceutical Co........................................................        2,063,690
      151,000      Yamanouchi Pharmaceutical Co....................................................        4,180,349
                                                                                                        ------------
                                                                                                           6,244,039
                                                                                                        ------------
SOFTWARE & COMPUTER SERVICES--0.92%
      164,000      MKC-STAT Corp...................................................................        2,124,468
       75,000      Trend Micro, Inc................................................................        1,587,254
                                                                                                        ------------
                                                                                                           3,711,722
                                                                                                        ------------
SUPPORT SERVICES--1.21%
       91,000      Secom Co. Ltd...................................................................        4,914,787
                                                                                                        ------------
TELECOMMUNICATIONS--SERVICES--1.83%
          598      Nippon Telephone & Telegraph Corp. (NTT)........................................        3,067,035
          314      NTT Mobile Communication Network................................................        4,346,455
                                                                                                        ------------
                                                                                                           7,413,490
                                                                                                        ------------
Total Japan Common Stocks..........................................................................       93,752,219
                                                                                                        ------------
KOREA--0.73%
TELECOMMUNICATIONS--SERVICES--0.73%
      140,300      Korea Telecom Corp., ADR*.......................................................        2,974,360
                                                                                                        ------------
MEXICO--1.32%
GENERAL RETAILERS--0.33%
      513,000      Walmart de Mexico(1)*...........................................................        1,320,344
                                                                                                        ------------
MEDIA & PHOTOGRAPHY--0.22%
       22,600      Grupo Televisa S.A. de C.V., ADR*...............................................          883,660
                                                                                                        ------------
TELECOMMUNICATIONS--SERVICES--0.77%
       72,100      America Movil S.A. de C.V., ADR, Series L*......................................        1,423,254
       49,100      Telefonos de Mexico S.A. de C.V., ADR(1)........................................        1,702,788
                                                                                                        ------------
                                                                                                           3,126,042
                                                                                                        ------------
Total Mexico Common Stocks.........................................................................        5,330,046
                                                                                                        ------------
NETHERLANDS--7.38%
BANKS--1.66%
      206,613      ING Groep N.V...................................................................        6,735,945
                                                                                                        ------------
ELECTRONICS--2.17%
      133,461      ASM Lithography Holding N.V.*...................................................    2,783,091

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
   NUMBER OF
    SHARES                                                                                                  VALUE
---------------                                                                                        ---------------
COMMON STOCKS--(CONCLUDED)
NETHERLANDS--(CONCLUDED)
ELECTRONICS--(CONCLUDED)
      214,540      Koninklijke (Royal) Philips Electronics N.V.....................................     $  6,000,817
                                                                                                        ------------
                                                                                                           8,783,908
                                                                                                        ------------
FOOD/RETAIL--0.99%
      133,104      Koninklijke Ahold N.V...........................................................        4,001,498
                                                                                                        ------------
MEDIA & PHOTOGRAPHY--1.58%
      180,795      VNU N.V.........................................................................        6,429,209
                                                                                                        ------------
TELECOMMUNICATIONS--SERVICES--0.20%
      169,024      Koninklijke (Royal) KPN N.V.....................................................          812,366
                                                                                                        ------------
TRANSPORTATION--0.78%
      155,060      TNT Post Group N.V..............................................................        3,150,694
                                                                                                        ------------
Total Netherlands Common Stocks....................................................................       29,913,620
                                                                                                        ------------
POLAND--0.14%
OIL & GAS--0.14%
       72,000      Polski Koncern Naftowy Orlen S.A., GDR+.........................................          563,040
                                                                                                        ------------
SINGAPORE--0.57%
FINANCIAL SERVICES--0.57%
      365,000      Overseas Chinese Banking Corp. Ltd..............................................        2,307,692
                                                                                                        ------------
SOUTH AFRICA--0.53%
BANKS--0.11%
      800,000      BoE Ltd.........................................................................          434,203
                                                                                                        ------------
DIVERSIFIED INDUSTRIES--0.17%
      103,000      Barloworld Ltd.*................................................................          713,770
                                                                                                        ------------
MINING & METALS--0.25%
       30,955      Anglo American Platinum Corp....................................................        1,005,057
                                                                                                        ------------
Total South Africa Common Stocks...................................................................        2,153,030
                                                                                                        ------------
SPAIN--4.97%
BANKS--2.11%
      477,786      Banco Bilbao Vizcaya Argenta....................................................        5,851,704
      308,453      Banco Santander Central Hispanormer.............................................        2,713,853
                                                                                                        ------------
                                                                                                           8,565,557
                                                                                                        ------------
SOFTWARE & COMPUTER SERVICES--0.54%
      345,277      Amadeus Global Travel Distribution S.A..........................................        2,182,409
                                                                                                        ------------
TELECOMMUNICATIONS--SERVICES--0.68%
      226,381      Telefonica S.A..................................................................        2,758,738
                                                                                                        ------------
UTILITIES--1.64%
      243,080      Endesa S.A......................................................................        3,968,801
      146,406      Union Fenosa S.A................................................................        2,672,367
                                                                                                        ------------
                                                                                                           6,641,168
                                                                                                        ------------
Total Spain Common Stocks..........................................................................       20,147,872
                                                                                                        ------------

   NUMBER OF
    SHARES                                                                                                  VALUE
---------------                                                                                        ---------------
COMMON STOCKS--(CONCLUDED)
SPAIN--(CONCLUDED)
UTILITIES--(CONCLUDED)
SWEDEN--1.67%
BANKS--1.12%
      810,000      Nordea AB (NDA).................................................................     $  4,536,854
                                                                                                        ------------
INFORMATION TECHNOLOGY HARDWARE--0.55%
      413,188      Ericsson LM B Shares............................................................        2,236,497
                                                                                                        ------------
Total Sweden Common Stocks.........................................................................        6,773,351
                                                                                                        ------------
SWITZERLAND--0.66%
CHEMICALS--0.66%
       51,100      Syngenta AG*....................................................................        2,683,482
                                                                                                        ------------
UNITED KINGDOM--18.00%
BANKS--1.67%
      586,000      HSBC Holdings...................................................................        6,785,259
                                                                                                        ------------
ELECTRONICS--1.01%
      428,000      Scottish and Southern Energy PLC................................................        4,107,966
                                                                                                        ------------
FINANCIAL SERVICES--1.57%
       89,000      Barclays PLC....................................................................        2,639,414
      163,000      Royal Bank of Scotland Group PLC................................................        3,716,662
                                                                                                        ------------
                                                                                                           6,356,076
                                                                                                        ------------
FOOD/RETAIL--1.04%
      410,000      Diageo PLC......................................................................        4,212,739
                                                                                                        ------------
MINING & METALS--0.60%
      182,160      Anglo American PLC..............................................................        2,414,245
                                                                                                        ------------
OIL & GAS--2.92%
      383,832      BP Amoco PLC....................................................................        3,191,740
    1,022,000      Shell Transportation & Trading Co...............................................        8,644,045
                                                                                                        ------------
                                                                                                          11,835,785
                                                                                                        ------------
PHARMACEUTICALS--3.80%
      532,876      GlaxoSmithKline PLC*............................................................       15,393,073
                                                                                                        ------------
RETAIL--MERCHANDISE--0.58%
      411,000      Kingfisher PLC..................................................................        2,337,008
                                                                                                        ------------
SPECIALTY & OTHER FINANCE--1.63%
      498,000      3I Group PLC....................................................................        6,593,112
                                                                                                        ------------
TELECOMMUNICATIONS--SERVICES--3.18%
    5,891,578      Vodafone Group PLC..............................................................       12,887,997
                                                                                                        ------------
Total United Kingdom Common Stocks.................................................................       72,923,260
                                                                                                        ------------
Total Common Stocks (cost--$448,863,059)...........................................................      392,335,666
                                                                                                        ------------

PREFERRED STOCKS--0.39%
JAPAN--0.39%
BANKS--0.39%
  261,000,000      Sanwa International Finance
                     (cost--$2,467,476)............................................................        1,587,134
                                                                                                        ------------

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PACE INTERNATIONAL EQUITY INVESTMENTS

 PRINCIPAL
  AMOUNT                                                                                MATURITY    INTEREST
   (000)                                                                                  DATE        RATE       VALUE
-----------                                                                           ------------  --------  ------------
REPURCHASE AGREEMENT--2.84%
$    11,504  Repurchase agreement dated 07/31/01 with State Street Bank & Trust Co., collateralized by $11,899,750 U.S. Treasury Bonds, 3.300%, due
               12/20/01 (value--$11,782,776); proceeds: $11,505,214
               (cost--$11,504,000)..................................................    08/01/01     3.800%   $ 11,504,000
                                                                                                              ------------
                                                                                                               405,426,800
Total Investments (cost--$462,834,535)--100.07%.....................................
                                                                                                                  (272,716)
Liabilities in excess of other assets--(0.07)%......................................
                                                                                                              ------------
Net Assets--100.00%.................................................................                          $405,154,084
                                                                                                              ============

-----------------

*      Non-Income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified Institutional buyers.
ADR    American Depositary Receipt.
GDR    Global Depositary Receipt.
(1)    Security, or portion thereof, was on loan at July 31, 2001.

                 See accompanying notes to financial statements

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PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2001

   NUMBER OF
    SHARES                                                                                             VALUE
---------------                                                                                   ---------------
COMMON STOCKS--89.95%
BRAZIL--3.10%
FOOD STORES--0.44%
       19,300      Compania Brasileira de Distribuicao Grupo Pao de Acucar ADR................     $    381,368
                                                                                                   ------------
OIL & GAS--0.88%
       15,100      Petroleo Brasileiro S.A., ADR..............................................          355,907
       18,250      Petroleo Brasileiro S.A.--Petrobras, ADR...................................          400,587
                                                                                                   ------------
                                                                                                        756,494
                                                                                                   ------------
PAPER & FOREST PRODUCTS--0.35%
       25,000      Votorantim Celulose de Papel S.A., ADR.....................................          300,000
                                                                                                   ------------
STEEL--0.01%
        1,400      Gerdau S.A., ADR...........................................................            9,604
                                                                                                   ------------
TELECOMMUNICATIONS--1.42%
       50,000      Embratel Participacoes S.A., ADR...........................................          270,000
       55,263      Tele Norte Leste Participacoes, ADR(1).....................................          693,551
        5,300      Telecomunicacoes Brasileiras S.A. (Telebras), ADR*.........................                0
       17,500      Telesp Celular Participacoes S.A., ADR.....................................          255,500
                                                                                                   ------------
                                                                                                      1,219,051
                                                                                                   ------------
Total Brazil Common Stocks....................................................................        2,666,517
                                                                                                   ------------
CHILE--2.52%
BANKS--0.58%
       30,000      Banco de A. Edwards, ADR...................................................          496,500
                                                                                                   ------------
BREWERIES, PUBS & RESTAURANTS--0.44%
       17,100      Compania Cervecerias Unidas S.A., ADS......................................          376,200
                                                                                                   ------------
ELECTRICITY--0.40%
       31,850      Empresa Nacional de Electricidad S.A. (Endesa-Chile), ADR..................          340,158
                                                                                                   ------------
RETAILERS, FOOD--0.34%
       20,400      Distribucion Y Servicio D&S, ADS...........................................          296,616
                                                                                                   ------------
TELECOMMUNICATIONS--0.76%
       51,215      Compania de Telecomunicaciones de Chile S.A., ADR*.........................          651,455
                                                                                                   ------------
Total Chile Common Stocks.....................................................................        2,160,929
                                                                                                   ------------
CHINA--1.70%
COMPUTER SOFTWARE & SERVICES--0.19%
        9,100      AsiaInfo Holdings, Inc.*...................................................          163,345
                                                                                                   ------------
ENERGY RESERVES & PRODUCTION--0.21%
      338,000      Huaneng Power International, Inc., Class H.................................          182,007
                                                                                                   ------------
OIL & GAS--1.30%
    1,824,000      China Petroleum & Chemical Corp. (Sinopec), Class H........................          315,704

   NUMBER OF
    SHARES                                                                                             VALUE
---------------                                                                                   ---------------
CHINA--(CONCLUDED)
OIL & GAS--(CONCLUDED)
    3,866,000      PetroChina Co. Ltd., Class H(1)............................................     $    798,013
                                                                                                   ------------
                                                                                                      1,113,717
                                                                                                   ------------
Total China Common Stocks.....................................................................        1,459,069
                                                                                                   ------------
CZECH REPUBLIC--0.63%
BANKS--0.11%
        4,002      Komercni Banka A.S.*.......................................................           97,723
                                                                                                   ------------
UTILITIES--0.52%
       60,000      Cez........................................................................          122,907
       38,650      Cesky Telecom A.S..........................................................          321,668
                                                                                                   ------------
                                                                                                        444,575
                                                                                                   ------------
Total Czech Republic Common Stocks............................................................          542,298
                                                                                                   ------------
EGYPT--0.34%
TELECOMMUNICATIONS--0.34%
       20,560      Mobinil....................................................................          287,949
                                                                                                   ------------
HONG KONG--5.60%
DIVERSIFIED INDUSTRIES--0.47%
      149,000      Citic Pacific Ltd..........................................................          405,945
                                                                                                   ------------
FINANCIAL SERVICES--1.16%
      669,000      Hong Kong Exchanges & Clearing Ltd.(1).....................................          990,673
                                                                                                   ------------
REAL ESTATE--0.57%
       56,000      Sun Hung Kai Properties Ltd................................................          491,814
                                                                                                   ------------
TELECOMMUNICATIONS--3.40%
      548,500      China Mobile (Hong Kong) Ltd.*.............................................        2,433,183
      282,000      China Unicom Ltd.*(1)......................................................          488,096
                                                                                                   ------------
                                                                                                      2,921,279
                                                                                                   ------------
Total Hong Kong Common Stocks.................................................................        4,809,711
                                                                                                   ------------
HUNGARY--1.18%
BANKS--0.34%
        5,711      OTP Bank, GDS..............................................................          298,400
                                                                                                   ------------
DRUGS & MEDICINE--0.05%
          750      Gedeon Richter Ltd., GDS...................................................           42,750
                                                                                                   ------------
OIL--0.31%
       17,670      Magyar Olaj-Es Gazipare Reszvnytaras Ag., Series A GDR.....................          265,933
                                                                                                   ------------
TELECOMMUNICATIONS--0.48%
       30,060      Matav RT, ADS, Series B....................................................          410,620
                                                                                                   ------------
Total Hungary Common Stocks...................................................................        1,017,703
                                                                                                   ------------
INDIA--7.14%
BANKS--0.84%
      167,700      State Bank of India........................................................          720,722
                                                                                                   ------------
DIVERSIFIED HOLDINGS COMPANIES--1.05%
       53,400      ITC Ltd....................................................................          898,611
                                                                                                   ------------

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PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

   NUMBER OF
    SHARES                                                                                             VALUE
---------------                                                                                   ---------------
COMMON STOCKS--(CONTINUED)
INDIA--(CONCLUDED)
FINANCIAL SERVICES--0.83%
       32,400      Housing Development Finance Corp. Ltd......................................     $    459,704
      199,000      ICICI Ltd..................................................................          253,131
                                                                                                   ------------
                                                                                                        712,835
                                                                                                   ------------
HOUSEHOLD GOODS & TEXTILES--1.47%
      145,200      Hindustan Lever Ltd........................................................          681,482
       85,800      Reliance Industries Ltd....................................................          582,104
                                                                                                   ------------
                                                                                                      1,263,586
                                                                                                   ------------
PHARMACEUTICALS--1.41%
       19,000      Dr. Reddy's Laboratories Ltd...............................................          680,642
       47,100      Ranbaxy Laboratories Ltd...................................................          531,261
                                                                                                   ------------
                                                                                                      1,211,903
                                                                                                   ------------
REAL ESTATE--0.00%
            2      Gesco Corp. Ltd.*..........................................................                1
                                                                                                   ------------
SUPPORT SERVICES--1.18%
       12,700      Infosys Technologies.......................................................        1,013,548
                                                                                                   ------------
TELECOMMUNICATIONS--0.36%
       53,000      Videsh Sanchar Nigam Ltd...................................................          307,789
                                                                                                   ------------
TRANSPORTATION--0.00%
           90      Great Eastern Ship.........................................................               55
                                                                                                   ------------
Total India Common Stocks.....................................................................        6,129,050
                                                                                                   ------------
INDONESIA--0.95%
FOODS--0.40%
      204,500      HM Sampoerna...............................................................          343,345
                                                                                                   ------------
TELECOMMUNICATIONS--0.55%
    1,512,660      Telekomunikasi Indonesia Series B..........................................          473,701
                                                                                                   ------------
Total Indonesia Common Stocks.................................................................          817,046
                                                                                                   ------------
ISRAEL--3.64%
BANKS--0.85%
      171,280      Bank Hapoalim B.M..........................................................          413,967
      153,630      Bank LeumiLe-Israel B.M....................................................          316,598
                                                                                                   ------------
                                                                                                        730,565
                                                                                                   ------------
COMPUTER SOFTWARE--1.25%
       24,295      Check Point Software Tech Ltd.(1)..........................................        1,074,811
                                                                                                   ------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.07%
        4,100      Nice Systems Ltd.*.........................................................           59,860
                                                                                                   ------------
INVESTMENT COMPANIES--0.15%
        4,440      IDB Development Corp. Ltd..................................................          128,709
                                                                                                   ------------
PHARMACEUTICALS--0.98%
       11,710      Teva Pharmaceutical Industries Ltd., ADR...................................          842,535
                                                                                                   ------------

   NUMBER OF
    SHARES                                                                                             VALUE
---------------                                                                                   ---------------
ISRAEL--(CONCLUDED)
TELECOMMUNICATIONS--0.34%
      193,000      Bezeq Israeli Telecommunication Corp. Ltd..................................     $    293,257
                                                                                                   ------------
Total Israel Common Stocks....................................................................        3,129,737
                                                                                                   ------------
KOREA--14.86%
AUTO & TRUCK--0.75%
       38,100      Hyundai Motor Co. Ltd......................................................          647,230
                                                                                                   ------------
BANKS--1.70%
       67,949      Kookmin Bank...............................................................          887,315
       60,210      Shinhan Bank...............................................................          568,238
                                                                                                   ------------
                                                                                                      1,455,553
                                                                                                   ------------
COMMUNICATIONS--0.92%
        4,960      SK Telecom Co. Ltd.........................................................          792,912
                                                                                                   ------------
ELECTRICAL APPLIANCES--3.03%
       17,848      Samsung Electronics Co.....................................................        2,605,698
                                                                                                   ------------
ELECTRICITY & GAS--1.40%
       75,420      Korea Electric Power Corp..................................................        1,202,769
                                                                                                   ------------
ELECTRONICS--3.04%
      162,000      Hynix Semiconductor, Inc., GDR*(2).........................................          858,600
       81,100      LG Electronics, Inc........................................................          912,219
       28,600      Samsung Electro Mechanics Co. Ltd..........................................          837,288
                                                                                                   ------------
                                                                                                      2,608,107
                                                                                                   ------------
FINANCIAL SERVICES--1.20%
       65,800      Good Morning Securities Co.*...............................................          207,843
       50,000      LG Investment & Securities Co. Ltd.........................................          299,307
       21,160      Samsung Securities Co. Ltd.................................................          521,664
                                                                                                   ------------
                                                                                                      1,028,814
                                                                                                   ------------
STEEL--1.08%
        6,300      Pohang Iron & Steel Co. Ltd. (POSCO).......................................          428,089
       29,800      Pohang Iron & Steel Co. Ltd. (POSCO), ADR..................................          503,024
                                                                                                   ------------
                                                                                                        931,113
                                                                                                   ------------
TELECOMMUNICATIONS--1.74%
       70,300      Korea Telecom Corp., ADR...................................................        1,490,360
                                                                                                   ------------
Total Korea Common Stocks.....................................................................       12,762,556
                                                                                                   ------------
LUXEMBOURG--0.14%
BREWERIES, PUBS & RESTAURANTS--0.14%
        8,250      Quilmes Industrial S.A., ADR...............................................          122,842
                                                                                                   ------------
MALAYSIA--2.32%
BANKS--0.36%
      106,000      Malayan Banking Berhad.....................................................          312,421
                                                                                                   ------------
ELECTRICITY & GAS--0.28%
       87,100      Tenaga Nasional Berhad.....................................................          240,671
                                                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

   NUMBER OF
    SHARES                                                                                             VALUE
---------------                                                                                   ---------------
COMMON STOCKS--(CONTINUED)
MALAYSIA--(CONCLUDED)
SERVICES--1.33%
      772,000      Resorts World Berhad.......................................................     $  1,137,684
                                                                                                   ------------
TELECOMMUNICATIONS--0.35%
      116,000      Telekom Malaysia Berhad....................................................          302,211
                                                                                                   ------------
Total Malaysia Common Stocks..................................................................        1,992,987
                                                                                                   ------------
MEXICO--13.39%
ALCOHOLIC BEVERAGES--0.81%
      276,450      Grupo Modelo S.A. de CV Series C...........................................          697,923
                                                                                                   ------------
BREWERIES, PUBS & RESTAURANTS--0.62%
      135,700      Fomento Economico Mexica S.A. de C.V., Series B and 4 Series D.............          533,902
                                                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS--1.24%
      193,953      Cemex S.A.*................................................................        1,061,760
                                                                                                   ------------
FINANCIAL SERVICES--1.79%
      141,800      Grupo Financiero Banorte S.A. de C.V., "O" Shares*.........................          279,106
    1,405,300      Grupo Financiero BBVA Bancomer S.A. de C.V. (GFB), Series O*(1)............        1,259,394
                                                                                                   ------------
                                                                                                      1,538,500
                                                                                                   ------------
FOOD & BEVERAGES--0.37%
       14,600      Coca-Cola Femsa, S.A. de C.V., ADR.........................................          319,156
                                                                                                   ------------
MEDIA--1.11%
       23,550      Grupo Televisa S.A. de C.V., GDS*(1).......................................          920,805
       18,000      Grupo Televisa S.A. de C.V., Series CPO....................................           35,607
                                                                                                   ------------
                                                                                                        956,412
                                                                                                   ------------
RETAILERS, GENERAL--1.46%
      535,600      Wal-Mart de Mexico S.A. de C.V., Series C..................................        1,252,660
                                                                                                   ------------
TELECOMMUNICATIONS--5.99%
       93,560      America Movil S.A. de C.V., ADR, Series L..................................        1,846,874
       16,000      Grupo Iusacell S.A. de C.V., ADR, Series V*................................           96,000
       92,260      Telefonos de Mexico S.A. de C.V., ADR(1)...................................        3,199,577
                                                                                                   ------------
                                                                                                      5,142,451
                                                                                                   ------------
Total Mexico Common Stocks....................................................................       11,502,764
                                                                                                   ------------
PERU--0.11%
MINING--0.11%
        5,660      Compania de Minas Buenaventura S.A., ADS...................................           98,258
                                                                                                   ------------
PHILIPPINES--0.86%
REAL ESTATE--0.25%
    2,365,000      Ayala Land, Inc............................................................          216,405
                                                                                                   ------------

   NUMBER OF
    SHARES                                                                                             VALUE
---------------                                                                                   ---------------
PHILIPPINES--(CONCLUDED)
TELECOMMUNICATIONS--0.61%
       41,411      Philippine Long Distance Telephone Co.(1)..................................     $    521,988
                                                                                                   ------------
Total Philippines Common Stocks...............................................................          738,393
                                                                                                   ------------
POLAND--1.81%
BANKS--0.68%
       16,120      Bank Polska Kasa Opieki S.A., GDR*.........................................          273,234
       15,990      Powszechny Bank Kredytowy S.A., GDR........................................          311,805
                                                                                                   ------------
                                                                                                        585,039
                                                                                                   ------------
DIVERSIFIED HOLDINGS COMPANIES--0.22%
       41,400      Electrim*..................................................................          189,596
                                                                                                   ------------
MINING & METALS--0.20%
       20,670      KGHM Polska Miedz, GDR.....................................................          166,394
                                                                                                   ------------
OIL & GAS--0.25%
       27,700      Polski Koncern Naftowy Orlen S.A., GDR.....................................          216,614
                                                                                                   ------------
TELECOMMUNICATIONS--0.46%
      105,210      Telekomunikacja Polska S.A., GDR...........................................          394,537
                                                                                                   ------------
Total Poland Common Stocks....................................................................        1,552,180
                                                                                                   ------------
RUSSIA--4.41%
MINING & METALS--0.40%
       20,890      Norilsk Nickel, ADR*(1)....................................................          344,685
                                                                                                   ------------
OIL & GAS--2.39%
       29,000      Gazprom, ADR*..............................................................          282,750
       21,185      Lukoil Holding, ADR........................................................          937,436
       71,190      Surgutneftegaz, ADR........................................................          832,923
                                                                                                   ------------
                                                                                                      2,053,109
                                                                                                   ------------
TELECOMMUNICATIONS--0.21%
        8,097      Mobile Telesystems, ADR*...................................................          183,802
                                                                                                   ------------
UTILITIES--1.20%
       47,300      AO Mosenergo, ADR..........................................................          141,900
       76,520      Unified Energy Systems.....................................................          883,806
                                                                                                   ------------
                                                                                                      1,025,706
                                                                                                   ------------
WIRELESS TELECOMMUNICATIONS--0.21%
       12,210      AO VimpelCom, ADR*.........................................................          180,098
                                                                                                   ------------
Total Russia Common Stocks....................................................................        3,787,400
                                                                                                   ------------
SOUTH AFRICA--10.16%
APPAREL & FOOTWEAR--0.02%
      147,032      LA Group Ltd...............................................................           17,813
                                                                                                   ------------
BANKS--0.78%
      674,400      African Bank Investments Ltd...............................................          669,972
                                                                                                   ------------
DISTRIBUTORS--0.66%
    2,706,653      Metro Cash & Carry Ltd.....................................................          564,009
                                                                                                   ------------

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

   NUMBER OF
    SHARES                                                                                             VALUE
---------------                                                                                   ---------------
COMMON STOCKS--(CONCLUDED)
SOUTH AFRICA--(CONCLUDED)
FINANCIAL SERVICES--1.95%
      145,400      ABSA Group Ltd.............................................................     $    686,996
      959,700      FirstRand Ltd..............................................................          987,116
                                                                                                   ------------
                                                                                                      1,674,112
                                                                                                   ------------
HOUSEHOLD GOODS & TEXTILES--0.10%
    1,113,753      Profurn....................................................................           85,007
                                                                                                   ------------
INSURANCE--1.24%
      818,883      Sanlam Ltd.................................................................        1,061,526
                                                                                                   ------------
MEDIA--0.32%
       83,100      Nasionale Pers.............................................................          279,879
                                                                                                   ------------
MINING--2.41%
       63,770      Anglo American Platinum....................................................        2,070,505
                                                                                                   ------------
NETWORKING--0.45%
      210,540      Dimension Data Holdings PLC*...............................................          383,880
                                                                                                   ------------
OIL EXPLORATION & PRODUCTION--1.72%
      183,035      Sasol Ltd..................................................................        1,474,622
                                                                                                   ------------
PAPER, PACKAGING & PRINTING--0.51%
       50,400      Sappi......................................................................          440,852
                                                                                                   ------------
Total South Africa Common Stocks..............................................................        8,722,177
                                                                                                   ------------
TAIWAN--12.40%
COMPUTERS--1.86%
      360,000      Acer Communications & Multimedia, Inc......................................          342,906
       61,050      Arima Computer Corp........................................................           33,731
      182,750      Asustek Computer, Inc......................................................          799,367
      390,500      Compal Electronics, Inc....................................................          421,403
                                                                                                   ------------
                                                                                                      1,597,407
                                                                                                   ------------
ELECTRICAL APPLIANCES--6.63%
      205,500      Realtek Semiconductor Corp.................................................          694,856
    1,186,040      Taiwan Semiconductor Manufacturing Co......................................        2,252,623
    1,648,180      United Microelectronics Corp...............................................        1,845,013
    1,536,975      Winbond Electronics Corp...................................................          897,859
                                                                                                   ------------
                                                                                                      5,690,351
                                                                                                   ------------
ELECTRONICS--1.41%
      137,500      Gigabyte Technology Co. Ltd................................................          332,374
      642,700      Macronix International Co. Ltd.............................................          516,010
      221,400      Ritek Corp.................................................................          286,705
      101,700      Yageo Corp.................................................................           78,726
                                                                                                   ------------
                                                                                                      1,213,815
                                                                                                   ------------
FINANCIAL SERVICES--1.42%
      969,000      China Development Industrial Bank..........................................          607,891
    1,127,000      Chinatrust Commercial Bank.................................................          606,472
                                                                                                   ------------
                                                                                                      1,214,363
                                                                                                   ------------
MISCELLANEOUS MANUFACTURING--0.67%
      139,473      Ambit Microsystems Corp....................................................          575,953
                                                                                                   ------------

   NUMBER OF
    SHARES                                                                                             VALUE
---------------                                                                                   ---------------
TAIWAN--(CONCLUDED)
TELECOMMUNICATIONS--0.41%
      300,307      Taiwan Cellular Corp.......................................................     $    354,319
                                                                                                   ------------
Total Taiwan Common Stocks....................................................................       10,646,208
                                                                                                   ------------
THAILAND--1.46%
COMMUNICATIONS--0.26%
      668,500      TelecomAsia Corp. Public Co. Ltd.*(1)......................................          222,979
                                                                                                   ------------
CONSTRUCTION--0.54%
       45,800      Siam Cement Co.*...........................................................          468,819
                                                                                                   ------------
TELECOMMUNICATIONS--0.66%
       57,300      Advanced Info Services Public Co. Ltd......................................          566,483
                                                                                                   ------------
Total Thailand Common Stocks..................................................................        1,258,281
                                                                                                   ------------
TURKEY--1.20%
BANKS--0.57%
   54,954,874      Turkiye Is Bankasi (Isbank)................................................          306,224
   76,810,858      Yapi Ve Kredi Bankasi A.S..................................................          185,086
                                                                                                   ------------
                                                                                                        491,310
                                                                                                   ------------
BREWERIES, PUBS & RESTAURANTS--0.19%
    4,180,112      Anadolu Efes Biracilik ve Malt Sanayii A.S.................................          163,679
                                                                                                   ------------
RETAIL TRADE--0.23%
    3,367,076      Migros Turk T.A.S..........................................................          195,230
                                                                                                   ------------
TELECOMMUNICATIONS--0.21%
   45,328,472      Turkcell Iletisim..........................................................          177,491
                                                                                                   ------------
Total Turkey Common Stocks....................................................................        1,027,710
                                                                                                   ------------
ZIMBABWE--0.03%
TELECOMMUNICATIONS--0.03%
      283,300      Econet Wireless Holding*...................................................           25,801
                                                                                                   ------------
Total Common Stocks (cost--$90,397,989).......................................................       77,257,566
                                                                                                   ------------

PREFERRED STOCKS--6.71%
BRAZIL--6.71%
BANKS--2.31%
  112,984,572      Banco Bradesco S.A.........................................................          540,119
    5,084,000      Banco Itau S.A.............................................................          406,574
       47,800      Vale Do Rio Doce "A".......................................................        1,035,634
                                                                                                   ------------
                                                                                                      1,982,327
                                                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS--0.07%
    3,500,000      Duratex S.A................................................................           58,166
                                                                                                   ------------
DEFENSE & AEROSPACE--0.29%
        7,100      Embraer--Empresa Brasileira de Aeronautica S.A., ADR.......................          252,760
                                                                                                   ------------
ELECTRICITY--0.35%
   21,320,000      Centrais Electricas Brasileiras S.A. (Eletrobras), Class B.................          271,115

PAINEWEBBER PACE SELECT ADVISORS TRUST

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

   NUMBER OF
    SHARES                                                                                             VALUE
---------------                                                                                   ---------------
PREFERRED STOCKS--(CONCLUDED)
BRAZIL--(CONCLUDED)
ELECTRICITY--(CONCLUDED)
      987,030      Eletropaulo Electricidade Sao Paulo........................................     $     24,908
                                                                                                   ------------
                                                                                                        296,023
                                                                                                   ------------
FOOD & BEVERAGES--1.35%
    5,645,300      Companhia de Bebidas das Americas (AmBev)..................................        1,158,248
                                                                                                   ------------
FOOD STORES--0.12%
    5,260,000      Pao de Acucar--Cia Brasileria Astri........................................          104,682
                                                                                                   ------------
OIL EXPLORATION & PRODUCTION--1.29%
       43,790      Petrol Brasileiro-Petrobras................................................          973,910
        5,600      Petrol Brasileiros.........................................................          134,404
                                                                                                   ------------
                                                                                                      1,108,314
                                                                                                   ------------
STEEL--0.43%
   53,100,001      Gerdau S.A.................................................................          369,979
                                                                                                   ------------
TELECOMMUNICATIONS--0.50%
   29,588,000      Brasil Telecom Participacoes S.A...........................................          217,570
   30,712,198      Brasil Telecom S.A.........................................................          153,120
    9,952,528      Telesp Cellular Participacoes..............................................           58,604
            1      Telefonica Data Brasil.....................................................                0
            1      Telesp Tel Sao Paulo.......................................................                0
                                                                                                   ------------
                                                                                                        429,294
                                                                                                   ------------
Total Preferred Stocks (cost--$6,290,458).....................................................        5,759,793
                                                                                                   ------------

  NUMBER OF
  WARRANTS                                                                                            VALUE
---------------                                                                                   ---------------
WARRANTS--0.01%
MEXICO--0.01%
CONSTRUCTION & BUILDING MATERIALS--0.01%
       13,000      Cemex S.A., expiring 12/13/02 (cost--$4,501)...............................     $      6,535
                                                                                                   ------------
  NUMBER OF
   RIGHTS
---------------
RIGHTS--0.00%
BRAZIL--0.00%
BANKS/RETAIL--0.00%
       20,100      Companhia Vale do Rio Doce.................................................                0
                                                                                                   ------------
THAILAND--0.00%
COMMUNICATIONS--0.00%
      218,684      TelecomAsia Corporation Public Co. Ltd.*...................................                0
                                                                                                   ------------
Total Rights (cost--$0).......................................................................                0
                                                                                                   ------------

 PRINCIPAL
  AMOUNT                                                                           MATURITY    INTEREST
   (000)                                                                             DATE        RATE
-----------                                                                      ------------  --------
REPURCHASE AGREEMENT--2.90%
$     2,492  Repurchase agreement dated 07/31/01 with State Street Bank & Trust
               Co., collateralized by $2,577,728 U.S. Treasury Bonds, 3.300%
               due 12/20/01; (value--$2,552,389); proceeds: $2,492,263
               (cost--$2,492,000)..............................................    08/01/01     3.800%     2,492,000
                                                                                                         -----------
                                                                                                          85,515,894
Total Investments (cost--$99,184,948)--99.57%..................................
                                                                                                             369,730
Other assets in excess of liabilities--0.43%...................................
                                                                                                         -----------
Net Assets--100.00%............................................................                          $85,885,624
                                                                                                         ===========

---------------

*      Non-Income producing security.
ADR    American Depositary Receipt.
ADS    American Depositary Shares.
GDR    Global Depositary Receipt.
GDS    Global Depositary Shares.
(1)    Security, or portion thereof, was on loan at July 31, 2001.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FORWARD FOREIGN CURRENCY CONTRACTS

                                                              CONTRACTS
                                                                 TO            IN        MATURITY   UNREALIZED
                                                               DELIVER    EXCHANGE FOR    DATES    DEPRECIATION
                                                              ---------   ------------   --------  ------------
U.S. Dollars................................................   24,637     CZK 950,258    08/01/01      $(154)
U.S. Dollars................................................   24,602     CZK 951,585    08/03/01        (86)
                                                                                                       -----
                                                                                                       $(240)
                                                                                                       =====

CURRENCY TYPE ABBREVIATIONS:

CZK  Czech Korona

                 See accompanying notes to financial statements

                 (This page has been left blank intentionally.)

PAINEWEBBER PACE SELECT ADVISORS TRUST

STATEMENTS OF ASSETS AND LIABILITIES                               JULY 31, 2001

                                                              PACE
                                                           GOVERNMENT         PACE           PACE
                                              PACE         SECURITIES     INTERMEDIATE    STRATEGIC
                                          MONEY MARKET    FIXED INCOME    FIXED INCOME   FIXED INCOME
                                          INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS
                                          ------------   --------------   ------------   ------------
ASSETS
Investments, at value
  (cost--$76,988,340; $1,001,151,775;
  $333,588,368; $303,764,833;
  $265,806,849; $335,235,485;
  $972,803,281; $600,404,028;
  $238,847,383; $331,974,230;
  $462,834,535; $99,184,948,
  respectively).........................  $76,988,340    $1,015,044,919   $338,895,442   $311,702,683
Investments of cash collateral received
  for securities loaned, at value
  (cost--$0; $43,530,360; $33,229,350;
  $20,947,280; $0; $20,911,800;
  $65,298,100; $28,393,100; $12,937,200;
  $48,722,400; $47,942,252; $7,715,520,
  respectively).........................      --             43,530,360     33,229,350     20,947,280
Cash (including cash denominated in
  foreign currencies, at value).........      --               --                  552      1,265,334
Receivable for investments sold.........      --                151,408        --          55,875,281
Receivable for shares of beneficial
  interest sold.........................      172,911           330,593      1,446,164        378,238
Unrealized appreciation of forward
  foreign currency contracts............      --               --              --             298,787
Dividends and interest receivable.......      280,093        12,471,768      4,073,615      2,666,128
Variation margin receivable.............      --               --              --             201,138
Net unrealized appreciation on interest
  rate swaps............................      --               --              --             297,942
Receivable from investment adviser......       17,083          --              --             --
Other assets............................      230,131            84,129         83,193         62,817
                                          -----------    --------------   ------------   ------------
Total assets............................   77,688,558     1,071,613,177    377,728,316    393,695,628
                                          -----------    --------------   ------------   ------------

LIABILITIES
Payable for investments purchased.......      565,000       401,205,965     18,309,448     97,132,396
Payable for shares of beneficial
  interest repurchased..................      330,821         1,318,897      2,432,072        238,760
Dividends payable to shareholders.......      110,276          --              --             --
Payable to custodian....................      --                 17,788        --             --
Payable for cash collateral for
  securities loaned.....................      --             43,530,360     33,229,350     20,947,280
Unrealized depreciation of forward
  foreign currency contracts............      --               --              --              21,508
Payable to affiliates...................      --                466,860        224,986        192,270
Accrued expenses and other
  liabilities...........................       25,086           120,382        162,745        386,702
                                          -----------    --------------   ------------   ------------
Total liabilities.......................    1,031,183       446,660,252     54,358,601    118,918,916
                                          -----------    --------------   ------------   ------------

NET ASSETS
Beneficial interest shares of $0.001 par
  value (unlimited amount authorized)...   76,657,596       610,243,790    319,372,604    276,744,949
Accumulated undistributed (distributions
  in excess of) net investment income
  (loss)................................      --               --              --            (277,283)
Accumulated net realized gains (losses)
  from investments, futures, swaps,
  options and forward foreign currency
  contracts and foreign currency
  transactions..........................         (221)          815,991     (1,309,958)   (11,727,018)
Net unrealized appreciation
  (depreciation) of investments, other
  assets and liabilities, futures, swaps
  and forward foreign currency
  contracts.............................      --             13,893,144      5,307,069     10,036,064
                                          -----------    --------------   ------------   ------------
Net assets..............................  $76,657,375    $  624,952,925   $323,369,715   $274,776,712
                                          ===========    ==============   ============   ============

                                                                                                            PACE
                                             PACE           PACE            PACE            PACE        SMALL/MEDIUM
                                          MUNICIPAL     GLOBAL FIXED   LARGE COMPANY    LARGE COMPANY     COMPANY
                                         FIXED INCOME      INCOME       VALUE EQUITY    GROWTH EQUITY   VALUE EQUITY
                                         INVESTMENTS    INVESTMENTS     INVESTMENTS      INVESTMENTS    INVESTMENTS
                                         ------------   ------------   --------------   -------------   ------------
ASSETS
Investments, at value
  (cost--$76,988,340; $1,001,151,775;
  $333,588,368; $303,764,833;
  $265,806,849; $335,235,485;
  $972,803,281; $600,404,028;
  $238,847,383; $331,974,230;
  $462,834,535; $99,184,948,
  respectively)......................... $274,816,878   $327,960,515   $1,039,871,170   $641,145,948    $297,745,677
Investments of cash collateral received
  for securities loaned, at value
  (cost--$0; $43,530,360; $33,229,350;
  $20,947,280; $0; $20,911,800;
  $65,298,100; $28,393,100; $12,937,200;
  $48,722,400; $47,942,252; $7,715,520,
  respectively).........................      --          20,911,800       65,298,100     28,393,100     12,937,200
Cash (including cash denominated in
  foreign currencies, at value).........      --           5,014,698         --                  812            503
Receivable for investments sold.........    1,356,969     17,656,615       11,671,364        --             833,300
Receivable for shares of beneficial
  interest sold.........................      644,486        171,644          648,892        579,622        215,839
Unrealized appreciation of forward
  foreign currency contracts............      --           1,424,490         --              --             --
Dividends and interest receivable.......    3,704,987      4,406,556        1,369,537        176,318        100,440
Variation margin receivable.............      --             220,298         --              --             --
Net unrealized appreciation on interest
  rate swaps............................      --             --              --              --             --
Receivable from investment adviser......      --             --              --              --             --
Other assets............................       88,335         54,024          114,884         91,900        164,648
                                         ------------   ------------   --------------   ------------    ------------
Total assets............................  280,611,655    377,820,640    1,118,973,947    670,387,700    311,997,607
                                         ------------   ------------   --------------   ------------    ------------

LIABILITIES
Payable for investments purchased.......    4,900,435     47,103,485        5,602,146      2,427,220        --
Payable for shares of beneficial
  interest repurchased..................    1,054,784        714,554        2,124,324     13,451,950        291,711
Dividends payable to shareholders.......      --             --              --              --             --
Payable to custodian....................      --             --               706,393        --             --
Payable for cash collateral for
  securities loaned.....................      --          20,911,800       65,298,100     28,393,100     12,937,200
Unrealized depreciation of forward
  foreign currency contracts............      --           2,903,292         --              --             --
Payable to affiliates...................      210,199        262,241          989,706        521,015        233,960
Accrued expenses and other
  liabilities...........................       45,441        163,991          409,757         36,606         16,430
                                         ------------   ------------   --------------   ------------    ------------
Total liabilities.......................    6,210,859     72,059,363       75,130,426     44,829,891     13,479,301
                                         ------------   ------------   --------------   ------------    ------------

NET ASSETS
Beneficial interest shares of $0.001 par
  value (unlimited amount authorized)...  265,503,158    325,958,359    1,006,813,509    669,383,598    245,675,221
Accumulated undistributed (distributions
  in excess of) net investment income
  (loss)................................      --          (9,545,359)       2,956,799        --             692,025
Accumulated net realized gains (losses)
  from investments, futures, swaps,
  options and forward foreign currency
  contracts and foreign currency
  transactions..........................     (112,391)    (1,170,607)     (32,994,676)   (84,567,709)    (6,747,234)
Net unrealized appreciation
  (depreciation) of investments, other
  assets and liabilities, futures, swaps
  and forward foreign currency
  contracts.............................    9,010,029     (9,481,116)      67,067,889     40,741,920     58,898,294
                                         ------------   ------------   --------------   ------------    ------------
Net assets.............................. $274,400,796   $305,761,277   $1,043,843,521   $625,557,809    $298,518,306
                                         ============   ============   ==============   ============    ============

                                              PACE                              PACE
                                          SMALL/MEDIUM        PACE         INTERNATIONAL
                                             COMPANY      INTERNATIONAL   EMERGING MARKETS
                                          GROWTH EQUITY      EQUITY            EQUITY
                                           INVESTMENTS     INVESTMENTS      INVESTMENTS
                                          -------------   -------------   ----------------
ASSETS
Investments, at value
  (cost--$76,988,340; $1,001,151,775;
  $333,588,368; $303,764,833;
  $265,806,849; $335,235,485;
  $972,803,281; $600,404,028;
  $238,847,383; $331,974,230;
  $462,834,535; $99,184,948,
  respectively).........................  $366,292,880    $405,426,800      $ 85,515,894
Investments of cash collateral received
  for securities loaned, at value
  (cost--$0; $43,530,360; $33,229,350;
  $20,947,280; $0; $20,911,800;
  $65,298,100; $28,393,100; $12,937,200;
  $48,722,400; $47,942,252; $7,715,520,
  respectively).........................    48,722,400      47,942,252         7,715,520
Cash (including cash denominated in
  foreign currencies, at value).........           997          41,370         1,196,235
Receivable for investments sold.........     4,499,954       4,510,643           217,640
Receivable for shares of beneficial
  interest sold.........................       211,809         828,368            97,168
Unrealized appreciation of forward
  foreign currency contracts............       --              --               --
Dividends and interest receivable.......        70,144       1,125,585           372,824
Variation margin receivable.............       --              --               --
Net unrealized appreciation on interest
  rate swaps............................       --              --               --
Receivable from investment adviser......       --              --               --
Other assets............................        75,029         218,833            78,309
                                          ------------    ------------      ------------
Total assets............................   419,873,213     460,093,851        95,193,590
                                          ------------    ------------      ------------
LIABILITIES
Payable for investments purchased.......     6,062,153       4,418,617         1,232,081
Payable for shares of beneficial
  interest repurchased..................       440,525       2,054,947           183,230
Dividends payable to shareholders.......       --              --               --
Payable to custodian....................       --              --               --
Payable for cash collateral for
  securities loaned.....................    48,722,400      47,942,252         7,715,520
Unrealized depreciation of forward
  foreign currency contracts............       --              --                    240
Payable to affiliates...................       312,872         376,247            95,449
Accrued expenses and other
  liabilities...........................       141,422         147,704            81,446
                                          ------------    ------------      ------------
Total liabilities.......................    55,679,372      54,939,767         9,307,966
                                          ------------    ------------      ------------
NET ASSETS
Beneficial interest shares of $0.001 par
  value (unlimited amount authorized)...   349,310,611     476,528,533       118,564,652
Accumulated undistributed (distributions
  in excess of) net investment income
  (loss)................................       --            3,930,844          (592,210)
Accumulated net realized gains (losses)
  from investments, futures, swaps,
  options and forward foreign currency
  contracts and foreign currency
  transactions..........................   (19,435,420)    (17,874,806)      (18,394,845)
Net unrealized appreciation
  (depreciation) of investments, other
  assets and liabilities, futures, swaps
  and forward foreign currency
  contracts.............................    34,318,650     (57,430,487)      (13,691,973)
                                          ------------    ------------      ------------
Net assets..............................  $364,193,841    $405,154,084      $ 85,885,624
                                          ============    ============      ============

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)                   JULY 31, 2001

                                                             PACE
                                                          GOVERNMENT        PACE           PACE
                                              PACE        SECURITIES    INTERMEDIATE    STRATEGIC
                                          MONEY MARKET   FIXED INCOME   FIXED INCOME   FIXED INCOME
                                          INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS
                                          ------------   ------------   ------------   ------------
CLASS A:
Net assets..............................  $   --         $224,837,142   $157,341,114   $ 29,898,954
                                          -----------    ------------   ------------   ------------
Shares outstanding......................      --           17,516,896     12,768,590      2,315,158
                                          -----------    ------------   ------------   ------------
Net asset value per share...............  $   --         $      12.84   $      12.32   $      12.91
                                          -----------    ------------   ------------   ------------
Maximum offering price per share........  $   --         $      13.38   $      12.83   $      13.45
                                          ===========    ============   ============   ============

CLASS B:
Net assets..............................  $   --         $ 13,175,144   $ 15,168,482   $ 17,077,748
                                          -----------    ------------   ------------   ------------
Shares outstanding......................      --            1,026,552      1,230,145      1,322,870
                                          -----------    ------------   ------------   ------------
Net asset value and offering price per
  share.................................  $   --         $      12.83   $      12.33   $      12.91
                                          ===========    ============   ============   ============

CLASS C:
Net assets..............................  $   --         $ 57,745,350   $ 19,529,494   $ 16,743,188
                                          -----------    ------------   ------------   ------------
Shares outstanding......................      --            4,497,367      1,583,548      1,296,557
                                          -----------    ------------   ------------   ------------
Net asset value and offering price per
  share.................................  $   --         $      12.84   $      12.33   $      12.91
                                          ===========    ============   ============   ============

CLASS Y:
Net assets..............................  $   --         $133,649,055   $  3,613,109   $    612,771
                                          -----------    ------------   ------------   ------------
Shares outstanding......................      --           10,410,781        293,034         47,454
                                          -----------    ------------   ------------   ------------
Net asset value, offering price and
  redemption value per share............  $   --         $      12.84   $      12.33   $      12.91
                                          ===========    ============   ============   ============

CLASS P:
Net assets..............................  $76,657,375    $195,546,234   $127,717,516   $210,444,051
                                          -----------    ------------   ------------   ------------
Shares outstanding......................   76,657,596      15,228,423     10,359,387     16,298,542
                                          -----------    ------------   ------------   ------------
Net asset value, offering price and
  redemption value per share............  $      1.00    $      12.84   $      12.33   $      12.91
                                          ===========    ============   ============   ============

                                                                                                           PACE           PACE
                                             PACE           PACE           PACE            PACE        SMALL/MEDIUM   SMALL/MEDIUM
                                          MUNICIPAL        GLOBAL      LARGE COMPANY   LARGE COMPANY     COMPANY         COMPANY
                                         FIXED INCOME   FIXED INCOME   VALUE EQUITY    GROWTH EQUITY   VALUE EQUITY   GROWTH EQUITY
                                         INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS     INVESTMENTS
                                         ------------   ------------   -------------   -------------   ------------   -------------
CLASS A:
Net assets.............................. $178,299,244   $190,838,322   $447,485,774    $208,101,711    $46,241,467    $ 89,282,988
                                         ------------   ------------   ------------    ------------    ------------   ------------
Shares outstanding......................   14,243,498     18,579,459     25,545,473      12,342,154      2,720,300       6,540,671
                                         ------------   ------------   ------------    ------------    ------------   ------------
Net asset value per share............... $      12.52   $      10.27   $      17.52    $      16.86    $     17.00    $      13.65
                                         ------------   ------------   ------------    ------------    ------------   ------------
Maximum offering price per share........ $      13.04   $      10.70   $      18.35    $      17.65    $     17.80    $      14.29
                                         ============   ============   ============    ============    ============   ============

CLASS B:
Net assets.............................. $ 14,517,604   $  2,381,124   $131,700,028    $ 29,813,878    $12,811,227    $ 16,619,769
                                         ------------   ------------   ------------    ------------    ------------   ------------
Shares outstanding......................    1,159,861        231,566      7,543,818       1,774,210        756,427       1,221,831
                                         ------------   ------------   ------------    ------------    ------------   ------------
Net asset value and offering price per
  share................................. $      12.52   $      10.28   $      17.46    $      16.80    $     16.94    $      13.60
                                         ============   ============   ============    ============    ============   ============

CLASS C:
Net assets.............................. $ 32,075,143   $ 13,632,171   $ 76,977,232    $ 25,005,071    $13,740,773    $ 13,654,018
                                         ------------   ------------   ------------    ------------    ------------   ------------
Shares outstanding......................    2,562,613      1,327,421      4,409,194       1,487,920        811,265       1,003,703
                                         ------------   ------------   ------------    ------------    ------------   ------------
Net asset value and offering price per
  share................................. $      12.52   $      10.27   $      17.46    $      16.81    $     16.94    $      13.60
                                         ============   ============   ============    ============    ============   ============

CLASS Y:
Net assets.............................. $    399,113   $  4,825,106   $ 39,611,998    $ 29,633,870    $ 1,698,761    $    390,061
                                         ------------   ------------   ------------    ------------    ------------   ------------
Shares outstanding......................       31,878        469,854      2,258,588       1,755,198         99,814          28,512
                                         ------------   ------------   ------------    ------------    ------------   ------------
Net asset value, offering price and
  redemption value per share............ $      12.52   $      10.27   $      17.54    $      16.88    $     17.02    $      13.68
                                         ============   ============   ============    ============    ============   ============

CLASS P:
Net assets.............................. $ 49,109,692   $ 94,084,554   $348,068,489    $333,003,279    $224,026,078   $244,247,005
                                         ------------   ------------   ------------    ------------    ------------   ------------
Shares outstanding......................    3,923,072      9,159,471     19,846,554      19,728,068     13,161,976      17,873,181
                                         ------------   ------------   ------------    ------------    ------------   ------------
Net asset value, offering price and
  redemption value per share............ $      12.52   $      10.27   $      17.54    $      16.88    $     17.02    $      13.67
                                         ============   ============   ============    ============    ============   ============

                                                                PACE
                                              PACE         INTERNATIONAL
                                          INTERNATIONAL   EMERGING MARKETS
                                             EQUITY            EQUITY
                                           INVESTMENTS      INVESTMENTS
                                          -------------   ----------------
CLASS A:
Net assets..............................  $143,162,514       $ 8,219,163
                                          ------------       -----------
Shares outstanding......................    11,380,162         1,026,173
                                          ------------       -----------
Net asset value per share...............  $      12.58       $      8.01
                                          ------------       -----------
Maximum offering price per share........  $      13.17       $      8.39
                                          ============       ===========
CLASS B:
Net assets..............................  $  4,630,419       $ 7,309,769
                                          ------------       -----------
Shares outstanding......................       369,442           916,070
                                          ------------       -----------
Net asset value and offering price per
  share.................................  $      12.53       $      7.98
                                          ============       ===========
CLASS C:
Net assets..............................  $ 13,303,980       $ 4,104,855
                                          ------------       -----------
Shares outstanding......................     1,061,463           514,428
                                          ------------       -----------
Net asset value and offering price per
  share.................................  $      12.53       $      7.98
                                          ============       ===========
CLASS Y:
Net assets..............................  $ 45,413,847       $   549,211
                                          ------------       -----------
Shares outstanding......................     3,606,547            68,494
                                          ------------       -----------
Net asset value, offering price and
  redemption value per share............  $      12.59       $      8.02
                                          ============       ===========
CLASS P:
Net assets..............................  $198,643,324       $65,702,626
                                          ------------       -----------
Shares outstanding......................    15,776,026         8,192,666
                                          ------------       -----------
Net asset value, offering price and
  redemption value per share............  $      12.59       $      8.02
                                          ============       ===========

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2001

                                                             PACE
                                                          GOVERNMENT        PACE           PACE
                                              PACE        SECURITIES    INTERMEDIATE    STRATEGIC
                                          MONEY MARKET   FIXED INCOME   FIXED INCOME   FIXED INCOME
                                          INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS
                                          ------------   ------------   ------------   ------------
INVESTMENT INCOME:
Interest (net of foreign withholding
  taxes, $0; $0; $0; $0; $0; $3,784; $0;
  $0; $0; $0; $0; $12, respectively)....   $4,316,202    $29,665,982    $15,505,615    $17,923,816
Dividends (net of foreign withholding
  taxes, $0; $0; $0; $0; $0; $0;
  $24,830; $11,169; $0; $6,168;
  $634,356; $204,139, respectively).....      --             --              79,450         45,400
                                           ----------    -----------    -----------    -----------
                                            4,316,202     29,665,982     15,585,065     17,969,216
                                           ----------    -----------    -----------    -----------

EXPENSES:
Investment management and administration
  fees..................................      262,307      2,853,177      1,377,675      1,808,178
Service fees--Class A...................      --             281,799        199,803         36,960
Service and distribution fees--Class
  B.....................................      --              60,304         77,672         81,357
Service and distribution fees--Class
  C.....................................      --             217,686         73,353         62,372
Transfer agency and related services
  fees..................................      256,295        237,767        107,314        148,846
Reports and notices to shareholders.....       92,911         36,664         44,309         23,851
Professional fees.......................       56,913         69,200         66,789         55,320
Federal and state registration fees.....       35,208         21,899         20,709         15,599
Trustees' fees..........................       26,250         26,250         26,250         26,250
Custody and accounting..................        8,795        230,376        137,670        145,487
Amortization of organizational
  expenses..............................        1,025          1,025          1,025          1,025
Interest expense........................      --              85,334        --             178,293
Other expenses..........................       11,027          8,880          4,270          3,889
                                           ----------    -----------    -----------    -----------
                                              750,731      4,130,361      2,136,839      2,587,427
Less: Fee waivers and reimbursements
  from investment manager...............     (375,953)      (536,253)       (89,730)       (48,767)
                                           ----------    -----------    -----------    -----------
Net expenses............................      374,778      3,594,108      2,047,109      2,538,660
                                           ----------    -----------    -----------    -----------
Net investment income (loss)............    3,941,424     26,071,874     13,537,956     15,430,556
                                           ----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
  FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
  Investments...........................          342     11,023,185      1,979,886      2,854,498
  Futures...............................      --          (1,084,443)       --            (940,958)
  Options...............................      --              68,672        --              94,403
  Forward foreign currency contracts and
   foreign currency transactions........      --             --             --            (989,473)
  Swaps.................................      --             --             --          (1,683,382)
Net change in unrealized
  apprecation/depreciation of:
  Investments...........................      --           9,684,546      7,051,854     13,427,770
  Futures...............................      --             --             --           1,392,878
  Options written.......................      --              (6,675)       --            (123,765)
  Swaps.................................      --             --             --             (16,915)
  Other assets, liabilities and forward
   foreign currency contracts...........      --             --                  (5)       430,469
                                           ----------    -----------    -----------    -----------
Net realized and unrealized gains
  (losses) from investment activities...          342     19,685,285      9,031,735     14,445,525
                                           ----------    -----------    -----------    -----------
Net increase (decrease) in net assets
  resulting from operations.............   $3,941,766    $45,757,159    $22,569,691    $29,876,081
                                           ==========    ===========    ===========    ===========

                                                                                                           PACE           PACE
                                             PACE           PACE           PACE            PACE        SMALL/MEDIUM   SMALL/MEDIUM
                                          MUNICIPAL     GLOBAL FIXED   LARGE COMPANY   LARGE COMPANY     COMPANY         COMPANY
                                         FIXED INCOME      INCOME      VALUE EQUITY    GROWTH EQUITY   VALUE EQUITY   GROWTH EQUITY
                                         INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS     INVESTMENTS
                                         ------------   ------------   -------------   -------------   ------------   -------------
INVESTMENT INCOME:
Interest (net of foreign withholding
  taxes, $0; $0; $0; $0; $0; $3,784; $0;
  $0; $0; $0; $0; $12, respectively)....  $7,653,344    $ 11,172,035   $    706,454    $    442,275    $ 1,242,992    $   1,100,938
Dividends (net of foreign withholding
  taxes, $0; $0; $0; $0; $0; $0;
  $24,830; $11,169; $0; $6,168;
  $634,356; $204,139, respectively).....     --               79,107     11,224,267       2,284,573      3,643,231          480,125
                                          ----------    ------------   ------------    -------------   -----------    -------------
                                           7,653,344      11,251,142     11,930,721       2,726,848      4,886,223        1,581,063
                                          ----------    ------------   ------------    -------------   -----------    -------------

EXPENSES:
Investment management and administration
  fees..................................     900,824       1,615,165      5,377,912       4,011,313      2,045,158        2,608,144
Service fees--Class A...................     196,186         237,904        505,942         239,489         52,953          103,823
Service and distribution fees--Class
  B.....................................      66,358          13,415        599,343         139,152         56,058           82,246
Service and distribution fees--Class
  C.....................................     106,695          50,880        346,151         113,491         64,158           64,032
Transfer agency and related services
  fees..................................      81,943         250,126        462,651         255,796        181,892          185,220
Reports and notices to shareholders.....      31,929          51,718         80,925          66,538         46,515           60,464
Professional fees.......................      41,237          77,446        119,800         107,524         70,168           82,870
Federal and state registration fees.....       6,622          26,037         34,994          27,732         21,640           45,666
Trustees' fees..........................      26,250          26,250         26,250          26,250         26,250           26,250
Custody and accounting..................      90,082         299,883        391,566         300,874        153,387          195,623
Amortization of organizational
  expenses..............................       1,025           1,025          1,025           1,025          1,025            1,025
Interest expense........................     --              --             --              --             --              --
Other expenses..........................       1,765          13,243         25,993           5,233          4,461            2,507
                                          ----------    ------------   ------------    -------------   -----------    -------------
                                           1,550,916       2,663,092      7,972,552       5,294,417      2,723,665        3,457,870
Less: Fee waivers and reimbursements
  from investment manager...............    (165,663)       (433,200)      (627,716)       (369,989)       (69,535)        (123,371)
                                          ----------    ------------   ------------    -------------   -----------    -------------
Net expenses............................   1,385,253       2,229,892      7,344,836       4,924,428      2,654,130        3,334,499
                                          ----------    ------------   ------------    -------------   -----------    -------------
Net investment income (loss)............   6,268,091       9,021,250      4,585,885      (2,197,580)     2,232,093       (1,753,436)
                                          ----------    ------------   ------------    -------------   -----------    -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
  Investments...........................   1,444,214       1,231,657    (20,941,228)    (78,237,977)     1,177,269      (11,341,423)
  Futures...............................     --              881,626        114,636        (101,774)    (6,579,572)        --
  Options...............................     --              --             --              --             --              --
  Forward foreign currency contracts and
   foreign currency transactions........     --          (15,378,121)         2,686         --             --                   214
  Swaps.................................     --              --             --              --             --              --
Net change in unrealized
  apprecation/depreciation of:
  Investments...........................   2,084,079       2,175,737     55,702,261     (93,359,892)    63,662,703      (96,959,700)
  Futures...............................     --             (661,328)       --              --             --              --
  Options written.......................     --              --             --              --             --              --
  Swaps.................................     --              --             --              --             --              --
  Other assets, liabilities and forward
   foreign currency contracts...........     --           (1,524,751)       --              --             --              --
                                          ----------    ------------   ------------    -------------   -----------    -------------
Net realized and unrealized gains
  (losses) from investment activities...   3,528,293     (13,275,180)    34,878,355    (171,699,643)    58,260,400     (108,300,909)
                                          ----------    ------------   ------------    -------------   -----------    -------------
Net increase (decrease) in net assets
  resulting from operations.............  $9,796,384    $ (4,253,930)  $ 39,464,240    $(173,897,223)  $60,492,493    $(110,054,345)
                                          ==========    ============   ============    =============   ===========    =============

                                                                PACE
                                              PACE         INTERNATIONAL
                                          INTERNATIONAL   EMERGING MARKETS
                                             EQUITY            EQUITY
                                           INVESTMENTS      INVESTMENTS
                                          -------------   ----------------
INVESTMENT INCOME:
Interest (net of foreign withholding
  taxes, $0; $0; $0; $0; $0; $3,784; $0;
  $0; $0; $0; $0; $12, respectively)....  $    842,665      $    188,030
Dividends (net of foreign withholding
  taxes, $0; $0; $0; $0; $0; $0;
  $24,830; $11,169; $0; $6,168;
  $634,356; $204,139, respectively).....     4,874,874         1,372,238
                                          ------------      ------------
                                             5,717,539         1,560,268
                                          ------------      ------------
EXPENSES:
Investment management and administration
  fees..................................     2,876,910           926,092
Service fees--Class A...................       187,176            11,099
Service and distribution fees--Class
  B.....................................        22,710            39,755
Service and distribution fees--Class
  C.....................................        70,039            21,900
Transfer agency and related services
  fees..................................       211,704           148,525
Reports and notices to shareholders.....        64,005            33,069
Professional fees.......................        89,990            69,664
Federal and state registration fees.....        60,039            24,153
Trustees' fees..........................        26,250            26,250
Custody and accounting..................       479,485           297,276
Amortization of organizational
  expenses..............................         1,025             1,025
Interest expense........................       --               --
Other expenses..........................         1,479             8,031
                                          ------------      ------------
                                             4,090,812         1,606,839
Less: Fee waivers and reimbursements
  from investment manager...............      (201,075)         (268,679)
                                          ------------      ------------
Net expenses............................     3,889,737         1,338,160
                                          ------------      ------------
Net investment income (loss)............     1,827,802           222,108
                                          ------------      ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
  Investments...........................   (16,348,781)      (17,320,901)
  Futures...............................       --               --
  Options...............................       --               --
  Forward foreign currency contracts and
   foreign currency transactions........     2,284,268          (680,102)
  Swaps.................................       --               --
Net change in unrealized
  apprecation/depreciation of:
  Investments...........................   (85,068,083)      (16,984,865)
  Futures...............................       --               --
  Options written.......................       --               --
  Swaps.................................       --               --
  Other assets, liabilities and forward
   foreign currency contracts...........        25,264            20,107
                                          ------------      ------------
Net realized and unrealized gains
  (losses) from investment activities...   (99,107,332)      (34,965,761)
                                          ------------      ------------
Net increase (decrease) in net assets
  resulting from operations.............  $(97,279,530)     $(34,743,653)
                                          ============      ============

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                     PACE                          PACE
                                                 MONEY MARKET              GOVERNMENT SECURITIES
                                                  INVESTMENTS            FIXED INCOME INVESTMENTS
                                          ---------------------------   ---------------------------
                                              FOR THE YEARS ENDED           FOR THE YEARS ENDED
                                                   JULY 31,                      JULY 31,
                                          ---------------------------   ---------------------------
                                              2001           2000           2001           2000
                                          ------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income.................  $ 3,941,424    $ 3,275,065    $ 26,071,874   $ 12,058,028
  Net realized gains (losses) from:
    Investments, futures, swaps and
     options............................          342             66      10,007,414         15,206
    Forward foreign currency contracts
     and foreign currency
     transactions.......................      --             --              --             --
  Net change in unrealized
   appreciation/depreciation of:
    Investments, futures, options
     written and swaps..................      --             --            9,677,871        114,103
    Other assets, liabilities and
     forward foreign currency
     contracts..........................      --             --              --             --
                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
   resulting from operations............    3,941,766      3,275,131      45,757,159     12,187,337
                                          ------------   ------------   ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income--Class A........      --             --           (6,803,275)       --
  Net investment income--Class B........      --             --             (326,521)       --
  Net investment income--Class C........      --             --           (1,629,374)       --
  Net investment income--Class Y........      --             --           (4,115,394)       --
  Net investment income--Class P........   (3,941,424)    (3,275,065)    (14,426,947)   (12,319,000)
  Net realized gains from investment
   activities--Class P..................      --             --              --             --
  Paid in capital--Class P..............      --             --              --             --
                                          ------------   ------------   ------------   ------------
                                           (3,941,424)    (3,275,065)    (27,301,511)   (12,319,000)
                                          ------------   ------------   ------------   ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of
   shares...............................   98,573,006     95,347,054     236,805,805     62,815,799
  Cost of shares repurchased............  (91,327,283)   (80,153,026)   (281,096,273)   (67,554,961)
  Proceeds from dividends reinvested....    3,890,553      3,153,036      23,922,471     12,069,998
  Shares issued in connection with fund
   mergers..............................      --             --          427,947,253        --
                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
   from beneficial interest
   transactions.........................   11,136,276     18,347,064     407,579,256      7,330,836
                                          ------------   ------------   ------------   ------------
  Contribution to capital from
   Sub-Advisor..........................      --             --              --             --
                                          ------------   ------------   ------------   ------------
  Net increase (decrease) in net
   assets...............................   11,136,618     18,347,130     426,034,904      7,199,173

NET ASSETS:
  Beginning of year.....................   65,520,757     47,173,627     198,918,021    191,718,848
                                          ------------   ------------   ------------   ------------
  End of year...........................  $76,657,375    $65,520,757    $624,952,925   $198,918,021
                                          ============   ============   ============   ============
  Accumulated undistributed net
   investment income....................  $   --         $   --         $    --        $  1,181,552
                                          ============   ============   ============   ============

                                                    PACE                          PACE                          PACE
                                          INTERMEDIATE FIXED INCOME      STRATEGIC FIXED INCOME        MUNICIPAL FIXED INCOME
                                                 INVESTMENTS                   INVESTMENTS                   INVESTMENTS
                                         ---------------------------   ---------------------------   ---------------------------
                                             FOR THE YEARS ENDED           FOR THE YEARS ENDED           FOR THE YEARS ENDED
                                                  JULY 31,                      JULY 31,                      JULY 31,
                                         ---------------------------   ---------------------------   ---------------------------
                                             2001           2000           2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income................. $ 13,537,956   $  8,210,576   $15,430,556    $13,773,860    $ 6,268,091    $ 2,569,474
  Net realized gains (losses) from:
    Investments, futures, swaps and
     options............................    1,979,886     (2,315,802)      324,561     (4,705,796)     1,444,214     (1,121,348)
    Forward foreign currency contracts
     and foreign currency
     transactions.......................      --             --           (989,473)      (829,229)       --             --
  Net change in unrealized
   appreciation/depreciation of:
    Investments, futures, options
     written and swaps..................    7,051,854        387,836    14,679,968      3,289,955      2,084,079       (233,014)
    Other assets, liabilities and
     forward foreign currency
     contracts..........................           (5)       --            430,469       (139,495)       --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
   resulting from operations............   22,569,691      6,282,610    29,876,081     11,389,295      9,796,384      1,215,112
                                         ------------   ------------   ------------   ------------   ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income--Class A........   (4,637,665)       --           (813,413)       --          (3,258,317)       --
  Net investment income--Class B........     (392,491)       --           (386,914)       --            (225,549)       --
  Net investment income--Class C........     (517,622)       --           (414,536)       --            (519,719)       --
  Net investment income--Class Y........     (103,076)       --            (16,368)       --              (7,667)       --
  Net investment income--Class P........   (8,569,251)    (8,211,628)  (14,679,785)   (13,546,286)    (2,480,140)    (2,581,602)
  Net realized gains from investment
   activities--Class P..................      --             (35,975)      --             --             --             --
  Paid in capital--Class P..............      --             --            --             --             --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                          (14,220,105)    (8,247,603)  (16,311,016)   (13,546,286)    (6,491,392)    (2,581,602)
                                         ------------   ------------   ------------   ------------   ------------   ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of
   shares...............................  146,674,280     40,293,964    47,195,730     64,108,891     35,506,781     16,187,372
  Cost of shares repurchased............ (183,787,495)   (51,337,322)  (103,456,158)  (62,812,383)   (59,204,613)   (20,370,295)
  Proceeds from dividends reinvested....   11,856,341      8,067,808    15,576,871     13,393,884      5,001,052      2,484,786
  Shares issued in connection with fund
   mergers..............................  206,174,644        --         66,851,983        --         236,198,303        --
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
   from beneficial interest
   transactions.........................  180,917,770     (2,975,550)   26,168,426     14,690,392    217,501,523     (1,698,137)
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Contribution to capital from
   Sub-Advisor..........................      --             --            295,496        --             --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease) in net
   assets...............................  189,267,356     (4,940,543)   40,028,987     12,533,401    220,806,515     (3,064,627)

NET ASSETS:
  Beginning of year.....................  134,102,359    139,042,902   234,747,725    222,214,324     53,594,281     56,658,908
                                         ------------   ------------   ------------   ------------   ------------   ------------
  End of year........................... $323,369,715   $134,102,359   $274,776,712   $234,747,725   $274,400,796   $53,594,281
                                         ============   ============   ============   ============   ============   ============
  Accumulated undistributed net
   investment income.................... $    --        $    642,139   $   --         $   475,152    $   --         $   200,660
                                         ============   ============   ============   ============   ============   ============

                                                      PACE
                                               GLOBAL FIXED INCOME
                                                   INVESTMENTS
                                          -----------------------------
                                               FOR THE YEARS ENDED
                                                    JULY 31,
                                          -----------------------------
                                              2001            2000
                                          ------------   --------------
FROM OPERATIONS:
  Net investment income.................  $  9,021,250    $  4,729,790
  Net realized gains (losses) from:
    Investments, futures, swaps and
     options............................     2,113,283      (2,984,485)
    Forward foreign currency contracts
     and foreign currency
     transactions.......................   (15,378,121)     (4,448,096)
  Net change in unrealized
   appreciation/depreciation of:
    Investments, futures, options
     written and swaps..................     1,514,409      (1,873,645)
    Other assets, liabilities and
     forward foreign currency
     contracts..........................    (1,524,751)       (730,710)
                                          ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations............    (4,253,930)     (5,307,146)
                                          ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income--Class A........       --             --
  Net investment income--Class B........       --             --
  Net investment income--Class C........       --             --
  Net investment income--Class Y........       --             --
  Net investment income--Class P........       --           (3,785,353)
  Net realized gains from investment
   activities--Class P..................       --             (781,420)
  Paid in capital--Class P..............    (9,117,729)       (586,535)
                                          ------------    ------------
                                            (9,117,729)     (5,153,308)
                                          ------------    ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of
   shares...............................    25,344,900      39,653,457
  Cost of shares repurchased............   (57,651,961)    (34,559,600)
  Proceeds from dividends reinvested....     7,506,398       5,054,468
  Shares issued in connection with fund
   mergers..............................   243,102,617        --
                                          ------------    ------------
  Net increase (decrease) in net assets
   from beneficial interest
   transactions.........................   218,301,954      10,148,325
                                          ------------    ------------
  Contribution to capital from
   Sub-Advisor..........................       --             --
                                          ------------    ------------
  Net increase (decrease) in net
   assets...............................   204,930,295        (312,129)
NET ASSETS:
  Beginning of year.....................   100,830,982     101,143,111
                                          ------------    ------------
  End of year...........................  $305,761,277    $100,830,982
                                          ============    ============
  Accumulated undistributed net
   investment income....................  $    --         $   --
                                          ============    ============

                 See accompanying notes to financial statements

PAINEWEBBER PACE SELECT ADVISORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                      PACE                           PACE
                                               LARGE COMPANY VALUE           LARGE COMPANY GROWTH
                                               EQUITY INVESTMENTS             EQUITY INVESTMENTS
                                          -----------------------------  ----------------------------
                                               FOR THE YEARS ENDED           FOR THE YEARS ENDED
                                                    JULY 31,                       JULY 31,
                                          -----------------------------  ----------------------------
                                               2001           2000           2001           2000
                                          --------------  -------------  -------------  -------------
FROM OPERATIONS:
  Net investment income (loss)..........  $    4,585,885  $   2,980,537  $  (2,197,580) $  (1,753,775)
  Net realized gains (losses) from:
    Investments, futures, and options...     (20,826,592)    (4,441,250)   (78,339,751)    56,955,344
    Forward foreign currency contracts
     and foreign currency
     transactions.......................           2,686       --             --             --
  Net change in unrealized
   appreciation/depreciation of:
    Investments, futures and options
     written............................      55,702,261    (56,910,128)   (93,359,892)    14,949,193
    Other assets, liabilities and
     forward foreign currency
     contracts..........................        --             --             --             --
                                          --------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
   resulting from operations............      39,464,240    (58,370,841)  (173,897,223)    70,150,762
                                          --------------  -------------  -------------  -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income--Class P........      (3,348,036)    (2,495,534)      --             --
  Net realized gains from investment
   activities--Class P..................        --          (30,040,611)   (49,053,172)   (11,567,261)
                                          --------------  -------------  -------------  -------------
                                              (3,348,036)   (32,536,145)   (49,053,172)   (11,567,261)
                                          --------------  -------------  -------------  -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of
   shares...............................     162,802,960    147,357,307    227,414,067    135,593,185
  Cost of shares repurchased............    (233,076,308)  (128,553,245)  (205,043,112)  (148,736,983)
  Proceeds from dividends reinvested....       3,302,990     31,932,335     48,373,474     11,378,823
  Shares issued in connection with fund
   mergers..............................     739,403,265       --          340,957,666       --
                                          --------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
   from beneficial interest
   transactions.........................     672,432,907     50,736,397    411,702,095     (1,764,975)
                                          --------------  -------------  -------------  -------------
  Contribution to capital from
   Sub-Advisor..........................        --             --             --             --
                                          --------------  -------------  -------------  -------------
  Net increase (decrease) in net
   assets...............................     708,549,111    (40,170,589)   188,751,700     56,818,526
NET ASSETS:
  Beginning of year.....................     335,294,410    375,464,999    436,806,109    379,987,583
                                          --------------  -------------  -------------  -------------
  End of year...........................  $1,043,843,521  $ 335,294,410  $ 625,557,809  $ 436,806,109
                                          ==============  =============  =============  =============
  Accumulated undistributed net
   investment income....................  $    2,956,799  $   1,716,264  $    --        $       1,131
                                          ==============  =============  =============  =============

                                                     PACE                          PACE
                                          SMALL/MEDIUM COMPANY VALUE   SMALL/MEDIUM COMPANY GROWTH
                                              EQUITY INVESTMENTS            EQUITY INVESTMENTS
                                          ---------------------------  ----------------------------
                                              FOR THE YEARS ENDED          FOR THE YEARS ENDED
                                                   JULY 31,                      JULY 31,
                                          ---------------------------  ----------------------------
                                              2001           2000          2001           2000
                                          -------------  ------------  -------------  -------------
FROM OPERATIONS:
  Net investment income (loss)..........  $   2,232,093  $  1,518,247  $  (1,753,436) $  (2,011,759)
  Net realized gains (losses) from:
    Investments, futures, and options...     (5,402,303)    2,717,494    (11,341,423)   128,087,825
    Forward foreign currency contracts
     and foreign currency
     transactions.......................       --             --                 214       --
  Net change in unrealized
   appreciation/depreciation of:
    Investments, futures and options
     written............................     63,662,703   (25,897,124)   (96,959,700)    30,703,199
    Other assets, liabilities and
     forward foreign currency
     contracts..........................       --             --            --             --
                                          -------------  ------------  -------------  -------------
  Net increase (decrease) in net assets
   resulting from operations............     60,492,493   (21,661,383)  (110,054,345)   156,779,265
                                          -------------  ------------  -------------  -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income--Class P........     (2,609,034)     (832,372)      --             --
  Net realized gains from investment
   activities--Class P..................       --          (9,001,354)   (88,042,617)   (33,399,940)
                                          -------------  ------------  -------------  -------------
                                             (2,609,034)   (9,833,726)   (88,042,617)   (33,399,940)
                                          -------------  ------------  -------------  -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of
   shares...............................     60,012,494    83,666,072    120,997,410     71,190,367
  Cost of shares repurchased............   (108,255,756)  (54,265,656)  (111,716,200)  (173,407,222)
  Proceeds from dividends reinvested....      2,586,923     9,712,297     87,137,949     33,003,540
  Shares issued in connection with fund
   mergers..............................     72,542,317       --         146,300,173       --
                                          -------------  ------------  -------------  -------------
  Net increase (decrease) in net assets
   from beneficial interest
   transactions.........................     26,885,978    39,112,713    242,719,332    (69,213,315)
                                          -------------  ------------  -------------  -------------
  Contribution to capital from
   Sub-Advisor..........................       --             --            --             --
                                          -------------  ------------  -------------  -------------
  Net increase (decrease) in net
   assets...............................     84,769,437     7,617,604     44,622,370     54,166,010
NET ASSETS:
  Beginning of year.....................    213,748,869   206,131,265    319,571,471    265,405,461
                                          -------------  ------------  -------------  -------------
  End of year...........................  $ 298,518,306  $213,748,869  $ 364,193,841  $ 319,571,471
                                          =============  ============  =============  =============
  Accumulated undistributed net
   investment income....................  $     692,025  $  1,068,966  $    --        $       1,131
                                          =============  ============  =============  =============

                                                                                        PACE
                                                        PACE                   INTERNATIONAL EMERGING
                                          INTERNATIONAL EQUITY INVESTMENTS   MARKETS EQUITY INVESTMENTS
                                          ---------------------------------  --------------------------
                                                 FOR THE YEARS ENDED            FOR THE YEARS ENDED
                                                      JULY 31,                        JULY 31,
                                          ---------------------------------  --------------------------
                                                2001             2000            2001          2000
                                          ----------------  ---------------  ------------  ------------
FROM OPERATIONS:
  Net investment income (loss)..........   $   1,827,802     $    919,511    $    222,108  $    (72,957)
  Net realized gains (losses) from:
    Investments, futures, and options...     (16,348,781)      16,408,727     (17,320,901)    9,997,594
    Forward foreign currency contracts
     and foreign currency
     transactions.......................       2,284,268         (966,600)       (680,102)     (242,500)
  Net change in unrealized
   appreciation/depreciation of:
    Investments, futures and options
     written............................     (85,068,083)      16,466,174     (16,984,865)   (8,406,705)
    Other assets, liabilities and
     forward foreign currency
     contracts..........................          25,264          (84,984)         20,107       256,660
                                           -------------     ------------    ------------  ------------
  Net increase (decrease) in net assets
   resulting from operations............     (97,279,530)      32,742,828     (34,743,653)    1,532,092
                                           -------------     ------------    ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income--Class P........        (495,130)      (1,491,665)        --           (724,583)
  Net realized gains from investment
   activities--Class P..................     (16,406,729)     (13,070,076)        --            --
                                           -------------     ------------    ------------  ------------
                                             (16,901,859)     (14,561,741)        --           (724,583)
                                           -------------     ------------    ------------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of
   shares...............................     606,536,530       73,257,178      42,994,558    30,492,713
  Cost of shares repurchased............    (585,985,353)     (73,965,090)    (31,808,331)  (38,335,487)
  Proceeds from dividends reinvested....      16,604,127       14,268,026         --            716,496
  Shares issued in connection with fund
   mergers..............................     235,594,979         --            27,264,537       --
                                           -------------     ------------    ------------  ------------
  Net increase (decrease) in net assets
   from beneficial interest
   transactions.........................     272,750,283       13,560,114      38,450,764    (7,126,278)
                                           -------------     ------------    ------------  ------------
  Contribution to capital from
   Sub-Advisor..........................         133,232          694,257         --            --
                                           -------------     ------------    ------------  ------------
  Net increase (decrease) in net
   assets...............................     158,702,126       32,435,458       3,707,111    (6,318,769)
NET ASSETS:
  Beginning of year.....................     246,451,958      214,016,500      82,178,513    88,497,282
                                           -------------     ------------    ------------  ------------
  End of year...........................   $ 405,154,084     $246,451,958    $ 85,885,624  $ 82,178,513
                                           =============     ============    ============  ============
  Accumulated undistributed net
   investment income....................   $   3,930,844     $    264,006    $    --       $    --
                                           =============     ============    ============  ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber PACE Select Advisors Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company currently composed of twelve separate investment portfolios and was organized as a Delaware business trust under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

  The Trust has twelve Portfolios available for investment, each having its own investment objectives and policies: PACE Money Market Investments, PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE Large Company Value Equity Investments, PACE Large Company Growth Equity Investments, PACE Small/Medium Company Value Equity Investments, PACE Small/Medium Company Growth Equity Investments, PACE International Equity Investments and PACE International Emerging Markets Equity Investments (collectively referred to as the "Portfolios").

  The Portfolios are diversified with the exception of PACE Intermediate Fixed Income Investments and PACE Global Fixed Income Investments. With the exception of PACE Money Market Investments (which currently offers Class P shares only), each Portfolio currently offers Class A, Class B, Class C, Class Y and Class P shares. Each class represents interests in the same assets of the applicable Portfolio and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class Y and Class P shares have no service or distribution plan. The Portfolios' Class P shares currently are available only to participants in the PaineWebber PACE-SM- Programs.

  The Trust incurred costs of approximately $1,138,000 in connection with the organization of the Trust and the registration of its shares. Such costs were deferred and were amortized using the straight-line method over the period of benefit, not to exceed five years, beginning with the commencement of operations of the Trust. Such costs have been fully amortized at July 31, 2001.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Each Portfolio (except PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.), the investment manager and administrator of the Portfolios, or by the Portfolios' investment advisor. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally

NOTES TO FINANCIAL STATEMENTS

diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the PACE Money Market Investments are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios' custodian.

  Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

  REPURCHASE AGREEMENTS--The Portfolios' custodian or a triparty custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Portfolio (with the exception of PACE Municipal Fixed Income Investments) may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Portfolio, using reasonable diligence, becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized (with the exception of PACE Global Fixed Income Investments) as adjustments to interest income and the identified cost of investments.

  In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. PACE Global Fixed Income Investments currently does not amortize premiums on fixed income securities. Upon adoption, PACE Global Fixed Income Investments will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, PACE Global Fixed Income Investments has not completed its analysis of the impact of this accounting change.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  FOREIGN CURRENCY TRANSLATION--The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment

NOTES TO FINANCIAL STATEMENTS

securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the statements of operations.

  The Portfolios do not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of securities. However, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax purposes. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

  FORWARD FOREIGN CURRENCY CONTRACTS--Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios may also engage in cross-hedging by using forward contracts in one currency to hedge fluctuations in the value of securities denominated in a different currency if the applicable sub-advisor anticipates that there is a correlation between the two currencies. Forward contracts may also be used to shift a Portfolio's exposure to foreign currency fluctuations from one country to another.

  The Portfolios have no specific limitation on the percentage of assets which may be committed to such contracts; however, the value of all forward contracts will not exceed the total market value of a Portfolio's total assets. The Portfolios may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Portfolios to deliver an amount of foreign currency in excess of the value of the positions being hedged by such contracts or (2) the Portfolios maintain cash or liquid securities in a segregated account in an amount not less than the value of a Portfolio's total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

  Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

  Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses by the Portfolios. Realized gains and losses include net gains or losses recognized by the Portfolios on contracts which have matured.

  OPTION WRITING--Certain Portfolios may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Portfolio purchases upon exercise of the option.

  FUTURES CONTRACTS--Certain Portfolios may use financial futures contracts for hedging purposes and to adjust exposure to U.S. and foreign equity markets in connection with a reallocation of the Portfolios' assets or to manage the average duration of a Portfolio. However, imperfect correlations between futures contracts and the related securities or

NOTES TO FINANCIAL STATEMENTS

markets, or market disruptions, do not normally permit full control of these risks at all times. Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value.

  Upon entering into a financial futures contract, a Portfolio is required to pledge to a broker an amount of cash and/ or government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss.

  REVERSE REPURCHASE AGREEMENTS--Certain Portfolios may enter into reverse repurchase agreements with qualified third party broker-dealers as determined by, and under the direction of, the Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolio enters into reverse repurchase agreements, the Portfolio establishes and maintains a segregated account with the Portfolio's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreements.

  For the year ended July 31, 2001, PACE Government Securities Fixed Income Investments Portfolio and PACE Strategic Fixed Income Investments Portfolio were the only Portfolios which engaged in reverse repurchase agreements. The weighted average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2001 was $14,488,000 and $6,379,000, respectively, at a weighted average interest rate of 5.89% and 6.45%, respectively.

  INTEREST RATE SWAP AGREEMENTS--Certain Portfolios may enter into interest rate swap agreements to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

  Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio. Therefore, the Portfolio considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

  The Portfolio records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps.

  For the year ended July 31, 2001, PACE Strategic Fixed Income Investments was the only Portfolio that had outstanding interest rate swap contracts with the following terms:

                                                                 RATE TYPE
                                               ---------------------------------------------        UNREALIZED
      NOTIONAL              TERMINATION            PAYMENTS MADE         PAYMENTS RECEIVED         APPRECIATION
       AMOUNT                  DATE                 BY THE FUND             BY THE FUND           (DEPRECIATION)
      --------              -----------            -------------         -----------------        --------------
     $27,500,000             06/15/11                  6.000%                       3.670%+          $(109,065)
      1,700,000              06/15/31                  6.000                        3.670+             175,605
       400,000               06/15/06                  5.500                        3.689++             (3,191)
     19,000,000              12/17/06                  6.000                        3.670+             234,593
                                                                                                     ---------
                                                                                                     $ 297,942
                                                                                                     =========

-------------

+      Rate based on LIBOR (London Interbank Offered Rate).
++     Rate based on LIBOR (GBP on Interbank Offered Rate).

NOTES TO FINANCIAL STATEMENTS

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amounts of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the PACE Global Fixed Income Investments, PACE International Equity Investments and PACE International Emerging Markets Equity Investments Portfolios are authorized to invest.

  Small capitalization ("small cap") companies may be more vulnerable than larger capitalization companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. These risks are greater with respect to the securities in which the PACE Small/Medium Company Value Equity Investments and PACE Small/Medium Company Growth Equity Investments Portfolios tend to invest.

  The ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

REORGANIZATIONS INVOLVING PAINEWEBBER FUNDS

  During the period, the Portfolios acquired all of the assets and assumed all of the stated liabilities of the PaineWebber funds described in the table that follows. The acquisitions were accomplished by a tax-free exchange of shares of the Portfolios for shares of the indicated PaineWebber funds outstanding on the reorganization dates. Each PaineWebber fund's net assets as of that date, including net unrealized appreciation (depreciation) of investments, were combined with those of the indicated Portfolio. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange.

                                                                          PAINEWEBBER      PACE
   REORGANIZATION                                                         FUND SHARES     SHARES                    NET UNREALIZED
        DATE                             FUND ACQUIRED                     EXCHANGED      ISSUED      NET ASSETS     APPRECIATION
   --------------                        -------------                    -----------     ------      ----------    --------------
PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
      02/02/01          PaineWebber U.S. Government Income Fund                                      $233,931,971    $  4,208,613
                                Class A                                   22,425,909    15,829,918
                                Class B                                      832,788       587,944
                                Class C                                    1,708,194     1,204,352
                                Class Y                                    1,232,152       868,779

                        PaineWebber Low Duration U.S. Government Income
                          Fund                                                                        194,015,282       2,556,782
                                Class A                                   60,758,876    11,342,701
                                Class B                                    1,727,315       321,812
                                Class C                                   19,370,621     3,613,449
                                Class Y                                      307,686        57,547

NOTES TO FINANCIAL STATEMENTS

PACE INTERMEDIATE FIXED INCOME INVESTMENTS
                                                                          PAINEWEBBER      PACE                     NET UNREALIZED
   REORGANIZATION                                                         FUND SHARES     SHARES                     APPRECIATION
        DATE                             FUND ACQUIRED                     EXCHANGED      ISSUED      NET ASSETS    (DEPRECIATION)
   --------------                        -------------                    -----------     ------      ----------    --------------
      02/02/01          PaineWebber Investment Grade Income Fund                                     $206,174,644    $    861,533
                                Class A                                   17,155,704    13,572,291
                                Class B                                    1,732,178     1,368,906
                                Class C                                    2,168,966     1,714,190
                                Class Y                                      381,198       301,552

PACE STRATEGIC FIXED INCOME INVESTMENTS
      02/02/01          PaineWebber Strategic Income Fund                                              66,851,983      (2,174,246)
                                Class A                                    4,074,838     2,469,404
                                Class B                                    2,175,519     1,317,030
                                Class C                                    2,319,738     1,404,172
                                Class Y                                       71,310        43,193

PACE MUNICIPAL FIXED INCOME INVESTMENTS
      02/23/01          PaineWebber National Tax-Free Income Fund                                     236,198,303       7,293,877
                                Class A                                   16,676,854    14,949,505
                                Class B                                    1,465,481     1,313,324
                                Class C                                    3,032,972     2,718,677
                                Class Y                                       37,432        33,568

PACE GLOBAL FIXED INCOME INVESTMENTS
      02/09/01          PaineWebber Global Income Fund                                                243,102,617      (3,430,141)
                                Class A                                   22,944,195    20,331,222
                                Class B                                      423,280       372,848
                                Class C                                    1,630,174     1,443,639
                                Class Y                                      628,454       556,432

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
      02/23/01          PaineWebber Growth and Income Fund                                            704,160,365      18,581,843
                                Class A                                   21,534,521    27,184,960
                                Class B                                    6,099,624     7,487,923
                                Class C                                    3,458,770     4,259,634
                                Class Y                                    1,582,514     2,008,036

                        PaineWebber Tax-Managed Equity Fund                                            35,242,900       1,895,069
                                Class A                                      780,203       581,433
                                Class B                                    1,366,491     1,004,132
                                Class C                                      622,616       457,565
                                Class Y                                        7,976         5,923

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS
      02/23/01          PaineWebber Growth Fund                                                       340,957,666       2,577,034
                                Class A                                   14,789,093    13,496,005
                                Class B                                    2,703,076     2,082,667
                                Class C                                    1,963,861     1,544,375
                                Class Y                                    1,814,515     1,753,537

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
      02/09/01          PaineWebber Small Cap Fund                                                     72,542,317      11,891,013
                                Class A                                    3,383,468     2,833,522
                                Class B                                      945,304       729,945
                                Class C                                    1,085,028       838,349
                                Class Y                                      118,511       100,651

NOTES TO FINANCIAL STATEMENTS

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
                                                                          PAINEWEBBER      PACE                     NET UNREALIZED
   REORGANIZATION                                                         FUND SHARES     SHARES                     APPRECIATION
        DATE                             FUND ACQUIRED                     EXCHANGED      ISSUED      NET ASSETS    (DEPRECIATION)
   --------------                        -------------                    -----------     ------      ----------    --------------
      02/16/01          PaineWebber Mid Cap Fund                                                     $146,300,173    $ 17,218,816
                                Class A                                   11,657,967     7,125,090
                                Class B                                    2,647,419     1,580,529
                                Class C                                    2,035,950     1,067,737
                                Class Y                                       42,157        25,993

PACE INTERNATIONAL EQUITY INVESTMENTS
      02/16/01          PaineWebber Global Equity Fund                                                235,594,979     (12,067,133)
                                Class A                                   16,938,543    13,194,385
                                Class B                                      584,019       408,808
                                Class C                                    1,707,562     1,198,216
                                Class Y                                    1,917,607     1,552,287

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
      02/09/01          PaineWebber Asia Pacific Growth Fund                                           22,082,657         220,621
                                Class A                                      890,101       832,708
                                Class B                                    1,033,747       939,051
                                Class C                                      464,369       422,391
                                Class Y                                       15,436        14,446

                        PaineWebber Emerging Markets Equity Fund                                        5,181,880        (247,866)
                                Class A                                      368,346       281,577
                                Class B                                       85,134        62,525
                                Class C                                      169,219       123,010
                                Class Y                                       65,944        51,150

INVESTMENT MANAGER AND ADMINISTRATOR

  The Trust has entered into an Investment Management and Administration Contract ("Management Contract") with Brinson Advisors. In accordance with the Management Contract, each Portfolio pays Brinson Advisors investment management and administration fees, which are accrued daily and paid monthly, in accordance with the following schedule:

                                                                    ANNUAL RATE
                                                                 AS A PERCENTAGE OF
                                                                  EACH PORTFOLIO'S
                         PORTFOLIO                            AVERAGE DAILY NET ASSETS
------------------------------------------------------------  ------------------------
PACE Money Market Investments...............................            0.35%
PACE Government Securities Fixed Income Investments.........            0.70%
PACE Intermediate Fixed Income Investments..................            0.60%
PACE Strategic Fixed Income Investments.....................            0.70%
PACE Municipal Fixed Income Investments.....................            0.60%
PACE Global Fixed Income Investments........................            0.80%
PACE Large Company Value Equity Investments.................            0.80%
PACE Large Company Growth Equity Investments................            0.80%
PACE Small/Medium Company Value Equity Investments..........            0.80%
PACE Small/Medium Company Growth Equity Investments.........            0.80%
PACE International Equity Investments.......................            0.90%
PACE International Emerging Markets Equity Investments......            1.10%

NOTES TO FINANCIAL STATEMENTS

  Under separate Sub-Advisory Agreements, with the exception of PACE Money Market Investments, Brinson Advisors (not the Portfolios) pays each investment sub-advisor a fee from the investment management fee which Brinson Advisors receives, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                    ANNUAL RATE
                                                                                 AS A PERCENTAGE OF
                                                                                  EACH PORTFOLIO'S
             PORTFOLIO                       INVESTMENT SUB-ADVISOR           AVERAGE DAILY NET ASSETS
------------------------------------  ------------------------------------    ------------------------
PACE Government Securities Fixed
  Income Investments                  Pacific Investment Management
                                      Company LLC                                      0.225%
PACE Intermediate Fixed Income        Metropolitan West Asset Management,
  Investments                         LLC                                    0.200% up to $200 million
                                                                             0.120% above $200 million
PACE Strategic Fixed Income           Pacific Investment Management
  Investments                         Company LLC                                      0.250%
PACE Municipal Fixed Income           Standish Mellon Asset Management
  Investments                         Company LLC                             0.200% up to $60 million
                                                                              0.150% above $60 million
PACE Global Fixed Income Investments  Rogge Global Partners plc                        0.250%
                                      Fischer Francis Trees & Watts, Inc.
                                      (and affiliates)                       0.250% up to $400 million
                                                                             0.200% above $400 million
PACE Large Company Value Equity       Institutional Capital Corp.                      0.300%
  Investments
                                      Westwood Management Corp.                        0.300%
                                      SSgA Funds Management, Inc.                      0.150%
PACE Large Company Growth Equity      Alliance Capital Management L.P.                 0.300%
  Investments
                                      SSgA Funds Management, Inc.                      0.150%
PACE Small/Medium Company Value
  Equity Investments                  ICM Asset Management, Inc.                       0.300%
                                      Ariel Capital Management, Inc.                   0.300%
PACE Small/Medium Company Growth
  Equity Investments                  Delaware Management Company                      0.400%
PACE International Equity             Martin Currie Inc.                     0.350% up to $150 million
  Investments
                                                                             0.300% above $150 million
                                                                                 up to $250 million
                                                                             0.250% above $250 million
                                                                                 up to $350 million
                                                                             0.200% above $350 million
PACE International Emerging Markets
  Equity Investments                  Schroder Investment Management North
                                      America Inc.                                     0.500%

NOTES TO FINANCIAL STATEMENTS

  As of July 31, 2001, certain Portfolios owed Brinson Advisors for investment management and administration fees as follows:

                                                              AMOUNTS
                         PORTFOLIO                              OWED
------------------------------------------------------------  --------
PACE Government Securities Fixed Income Investments.........  $367,935
PACE Intermediate Fixed Income Investments..................   164,738
PACE Strategic Fixed Income Investments.....................   160,535
PACE Municipal Fixed Income Investments.....................   139,544
PACE Global Fixed Income Investments........................   206,670
PACE Large Company Value Equity Investments.................   712,903
PACE Large Company Growth Equity Investments................   428,060
PACE Small/Medium Company Value Equity Investments..........   200,699
PACE Small/Medium Company Growth Equity Investments.........   254,710
PACE International Equity Investments.......................   314,283
PACE International Emerging Markets Equity Investments......    82,286

  Brinson Advisors agreed to waive all or a portion of its investment management and administration fee and reimburse certain operating expenses for the year ended July 31, 2001, which will lower the overall expenses of certain Portfolios. Additionally, Brinson Advisors waived a portion of its investment management and administration fees in connection with the Portfolios investments of cash collateral from securities lending transactions in the Brinson Private Money Market Fund LLC.

  For the year ended July 31, 2001, Brinson Advisors had the following fee waivers and reimbursements:

                                                                   FEE
                                                                 WAIVERS
                                                                   AND
                         PORTFOLIO                            REIMBURSEMENTS
------------------------------------------------------------  --------------
PACE Money Market Investments...............................     $375,953
PACE Government Securities Fixed Income Investments.........      536,253
PACE Intermediate Fixed Income Investments..................       89,730
PACE Strategic Fixed Income Investments.....................       48,767
PACE Municipal Fixed Income Investments.....................      165,663
PACE Global Fixed Income Investments........................      433,200
PACE Large Company Value Equity Investments.................      627,716
PACE Large Company Growth Equity Investments................      369,989
PACE Small/Medium Company Value Equity Investments..........       69,535
PACE Small/Medium Company Growth Equity Investments.........      123,371
PACE International Equity Investments.......................      201,075
PACE International Emerging Markets Equity Investments......      268,679

  During the year ended July 31, 2001, the Portfolios did not pay any brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber-SM-*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Portfolios.

-------------
* UBS PaineWebber is a service mark of UBS AG.

NOTES TO FINANCIAL STATEMENTS

SERVICE AND DISTRIBUTION PLANS

  Brinson Advisors is the distributor of each Portfolios' shares, and has appointed UBS PaineWebber as dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, certain Portfolios pay Brinson Advisors monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees (1) at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares for PACE Large Company Value Equity Investments, PACE Large Company Growth Equity Investments, PACE Small/Medium Company Value Equity Investments, PACE Small/Medium Company Growth Equity Investments, PACE International Equity Investments, and PACE International Emerging Markets Equity Investments Portfolios and (2) at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively, for PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, and PACE Global Fixed Income Investments Portfolios.

  Brinson Advisors also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares.

  At July 31, 2001, certain Portfolios owed Brinson Advisors service and distribution fees, and for the year ended July 31, 2001, certain Portfolios were informed by Brinson Advisors that it had earned sales charges as follows:

                                                                 SERVICE AND      SALES CHARGES
                                                              DISTRIBUTION FEES   EARNED FOR THE
                                                                OWED MANAGER       PERIOD ENDED
                                                                 AT JULY 31,         JULY 31,
                         PORTFOLIO                                  2001               2001
------------------------------------------------------------  -----------------   --------------
PACE Government Securities Fixed Income Investments.........       $ 95,008           $ 57,958
PACE Intermediate Fixed Income Investments..................         58,897             52,210
PACE Strategic Fixed Income Investments.....................         30,985             23,544
PACE Municipal Fixed Income Investments.....................         70,655             64,356
PACE Global Fixed Income Investments........................         51,149              3,490
PACE Large Company Value Equity Investments.................        272,756            299,490
PACE Large Company Growth Equity Investments................         91,469             71,581
PACE Small/Medium Company Value Equity Investments..........         32,018             29,687
PACE Small/Medium Company Growth Equity Investments.........         46,225             44,639
PACE International Equity Investments.......................         46,907              6,423
PACE International Emerging Markets Equity Investments......         11,785              9,568

TRANSFER AGENCY AND RELATED SERVICES FEES

  UBS PaineWebber provides transfer agency related services to each Portfolio pursuant to a delegation of authority from PFPC, Inc., each Portfolio's transfer agent, and is compensated for these services by PFPC, Inc., not the Portfolios. For the year ended July 31, 2001, UBS PaineWebber received from PFPC, Inc., not the Portfolios, a portion of the total transfer agency and related services fees collected by PFPC, Inc.

SECURITIES LENDING

  Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should

NOTES TO FINANCIAL STATEMENTS

the borrower fail financially. The Portfolios receive compensation, which is included in interest income, for lending their securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber, which is the Portfolios' lending agent, received compensation from certain Portfolios for the year ended July 31, 2001, as follows:

                         PORTFOLIO                            COMPENSATION
------------------------------------------------------------  ------------
PACE Government Securities Fixed Income Investments.........   $    5,042
PACE Intermediate Fixed Income Investments..................       23,571
PACE Strategic Fixed Income Investments.....................        3,323
PACE Global Fixed Income Investments........................       22,476
PACE Large Company Value Equity Investments.................       25,941
PACE Large Company Growth Equity Investments................       31,708
PACE Small/Medium Company Value Equity Investments..........       11,500
PACE Small/Medium Company Growth Equity Investments.........       89,405
PACE International Equity Investments.......................       77,356
PACE International Emerging Markets Equity Investments......        7,007

  For the year ended July 31, 2001, certain Portfolios earned compensation from securities lending transactions net of fees, rebates and expenses as follows:

                         PORTFOLIO                            COMPENSATION
------------------------------------------------------------  ------------
PACE Government Securities Fixed Income Investments.........   $   15,058
PACE Intermediate Fixed Income Investments..................       69,000
PACE Strategic Fixed Income Investments.....................        9,580
PACE Global Fixed Income Investments........................       70,359
PACE Large Company Value Equity Investments.................       74,712
PACE Large Company Growth Equity Investments................       91,336
PACE Small/Medium Company Value Equity Investments..........       33,463
PACE Small/Medium Company Growth Equity Investments.........      261,084
PACE International Equity Investments.......................      228,660
PACE International Emerging Markets Equity Investments......       20,322

  As of July 31, 2001, certain Portfolios owed UBS PaineWebber for security lending fees as follows:

                                                               AMOUNTS
                         PORTFOLIO                              OWED
------------------------------------------------------------  ---------
PACE Government Securities Fixed Income Investments.........   $ 3,917
PACE Intermediate Fixed Income Investments..................     1,351
PACE Strategic Fixed Income Investments.....................       750
PACE Global Fixed Income Investments........................     4,422
PACE Large Company Value Equity Investments.................     4,047
PACE Large Company Growth Equity Investments................     1,486
PACE Small/Medium Company Value Equity Investments..........     1,243
PACE Small/Medium Company Growth Equity Investments.........    11,937
PACE International Equity Investments.......................    15,057
PACE International Emerging Markets Equity Investments......     1,378

NOTES TO FINANCIAL STATEMENTS

  As of July 31, 2001, certain Portfolios held cash as collateral for market values of securities loaned as follows:

                                                                COLLATERAL    MARKET VALUE
                                                              FOR SECURITIES  OF SECURITIES
                         PORTFOLIO                                LOANED         LOANED
------------------------------------------------------------  --------------  -------------
PACE Government Securities Fixed Income Investments.........   $43,530,360     $42,013,113
PACE Intermediate Fixed Income Investments..................    33,229,350      31,793,369
PACE Strategic Fixed Income Investments.....................    20,947,280      20,063,562
PACE Global Fixed Income Investments........................    20,911,800      19,874,474
PACE Large Company Value Equity Investments.................    65,298,100      63,934,821
PACE Large Company Growth Equity Investments................    28,393,100      27,424,293
PACE Small/Medium Company Value Equity Investments..........    12,937,200      12,273,314
PACE Small/Medium Company Growth Equity Investments.........    48,722,400      46,000,093
PACE International Equity Investments.......................    47,942,252      45,419,337
PACE International Emerging Markets Equity Investments......     7,715,520       7,292,516

  As of July 31, 2001, the Portfolios invested the collateral in the following money market funds:

      NUMBER OF
       SHARES                                                                            VALUE
---------------------                                                                 -----------
PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS:
      2,198,549         AIM Liquid Assets Portfolio.................................  $ 2,198,549
     41,331,811         Brinson Private Money Market Fund LLC.......................   41,331,811
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$43,530,360).......................................  $43,530,360
                                                                                      ===========
PACE INTERMEDIATE FIXED INCOME INVESTMENTS:
      1,592,583         AIM Liquid Assets Portfolio.................................  $ 1,592,583
            243         AIM Prime Portfolio.........................................          243
     24,880,858         Brinson Private Money Market Fund LLC.......................   24,880,858
      6,645,238         Provident Temporary Cash Portfolio..........................    6,645,238
        110,428         Scudder Institutional Fund..................................      110,428
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$33,229,350).......................................  $33,229,350
                                                                                      ===========
PACE STRATEGIC FIXED INCOME INVESTMENTS:
      1,104,270         AIM Liquid Assets Portfolio.................................  $ 1,104,270
             68         AIM Prime Portfolio.........................................           68
     16,129,334         Brinson Private Money Market Fund LLC.......................   16,129,334
      3,318,206         Provident Temporary Cash Portfolio..........................    3,318,206
        395,402         Scudder Institutional Fund..................................      395,402
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$20,947,280).......................................  $20,947,280
                                                                                      ===========
PACE GLOBAL FIXED INCOME INVESTMENTS:
         66,807         AIM Liquid Assets Portfolio.................................  $    66,807
             16         AIM Prime Portfolio.........................................           16
     15,877,897         Brinson Private Money Market Fund LLC.......................   15,877,897
      4,423,294         Provident Temporary Cash Portfolio..........................    4,423,294
        543,786         Scudder Institutional Fund..................................      543,786
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$20,911,800).......................................  $20,911,800
                                                                                      ===========

NOTES TO FINANCIAL STATEMENTS

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS:
      NUMBER OF
       SHARES                                                                            VALUE
---------------------                                                                 -----------
        572,746         AIM Liquid Assets Portfolio.................................  $   572,746
             21         AIM Prime Portfolio.........................................           21
     38,599,288         Brinson Private Money Market Fund LLC.......................   38,599,288
     25,459,994         Provident Temporary Cash Portfolio..........................   25,459,994
        666,051         Scudder Institutional Fund..................................      666,051
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$65,298,100).......................................  $65,298,100
                                                                                      ===========
PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS:
      2,557,813         AIM Liquid Assets Portfolio.................................  $ 2,557,813
             90         AIM Prime Portfolio.........................................           90
     24,400,946         Brinson Private Money Market Fund LLC.......................   24,400,946
      1,217,566         Provident Temporary Cash Portfolio..........................    1,217,566
        216,685         Scudder Institutional Fund..................................      216,685
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$28,393,100).......................................  $28,393,100
                                                                                      ===========
PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS:
         54,762         AIM Liquid Assets Portfolio.................................  $    54,762
             11         AIM Prime Portfolio.........................................           11
      9,838,777         Brinson Private Money Market Fund LLC.......................    9,838,777
      2,975,786         Provident Temporary Cash Portfolio..........................    2,975,786
         67,864         Scudder Institutional Fund..................................       67,864
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$12,937,200).......................................  $12,937,200
                                                                                      ===========
PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS:
      2,253,138         AIM Liquid Assets Portfolio.................................  $ 2,253,138
              5         AIM Prime Portfolio.........................................            5
     37,354,119         Brinson Private Money Market Fund LLC.......................   37,354,119
      9,113,637         Provident Temporary Cash Portfolio..........................    9,113,637
          1,501         Scudder Institutional Fund..................................        1,501
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$48,722,400).......................................  $48,722,400
                                                                                      ===========
PACE INTERNATIONAL EQUITY INVESTMENTS:
        547,294         AIM Liquid Assets Portfolio.................................  $   547,294
             37         AIM Prime Portfolio.........................................           37
     39,877,713         Brinson Private Money Market Fund LLC.......................   39,877,713
      6,860,071         Provident Temporary Cash Portfolio..........................    6,860,071
        657,137         Scudder Institutional Fund..................................      657,137
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$47,942,252).......................................  $47,942,252
                                                                                      ===========
PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS:
        410,291         AIM Liquid Assets Portfolio.................................  $   410,291
            674         AIM Prime Portfolio.........................................          674
      7,304,555         Brinson Private Money Market Fund LLC.......................    7,304,555
                                                                                      -----------
                        Total investments of cash collateral for securities loaned
                          (cost--$7,715,520)........................................  $ 7,715,520
                                                                                      ===========

BANK LINE OF CREDIT

  Each of the Portfolios, with the exception of PACE Money Market Investments, may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolios at the request of the shareholders or other temporary or emergency purposes. In connection therewith, the Portfolios have agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolios at rates based on prevailing market rates in effect at the

NOTES TO FINANCIAL STATEMENTS

time of borrowings. For the year ended July 31, 2001, PACE Large Company Growth Equity Investments and PACE International Equity Investments were the only Portfolios to borrow under the Facility. The Portfolios had average daily amounts of borrowing outstanding under the Facility of $2,408,333 and $3,593,750, respectively, with related weighted average annualized interest rates of 6.02% and 4.96%, respectively.

WRITTEN OPTION ACTIVITY

  Written option activity for the year ended July 31, 2001, for PACE Government Securities Fixed Income Investments and PACE Strategic Fixed Income Investments was as follows:

                                                         PACE GOVERNMENT
                                                     SECURITIES FIXED INCOME   PACE STRATEGIC FIXED
                                                           INVESTMENTS          INCOME INVESTMENTS
                                                     ------------------------  ---------------------
                                                                   AMOUNT OF              AMOUNT OF
                                                      NUMBER OF    PREMIUMS    NUMBER OF   PREMIUMS
                                                       OPTIONS     RECEIVED     OPTIONS    RECEIVED
                                                      ---------    ---------   ---------  ---------
Options outstanding at July 31, 2000...............      300       $ 84,375      9,850    $ 275,159
Options expired prior to exercise..................     (300)       (84,375)    (9,850)    (275,159)
                                                        ----       --------     ------    ---------
Options outstanding at July 31, 2001...............       --       $     --         --    $      --
                                                        ====       ========     ======    =========

INVESTMENTS IN SECURITIES

  At July 31, 2001, the components of net unrealized appreciation (depreciation) of investments were as follows:

                                                                                             NET
                                                                                          UNREALIZED
                                                             GROSS          GROSS        APPRECIATION
                       PORTFOLIO                          APPRECIATION   DEPRECIATION   (DEPRECIATION)
--------------------------------------------------------  ------------   ------------   --------------
PACE Government Securities Fixed Income Investments.....  $15,282,929    $ (1,389,785)   $ 13,893,144
PACE Intermediate Fixed Income Investments..............    7,020,226      (1,713,152)      5,307,074
PACE Strategic Fixed Income Investments.................    9,456,012      (1,518,162)      7,937,850
PACE Municipal Fixed Income Investments.................    9,521,612        (511,583)      9,010,029
PACE Global Fixed Income Investments....................    2,471,473      (9,746,443)     (7,274,970)
PACE Large Company Value Equity Investments.............   98,852,093     (31,784,204)     67,067,889
PACE Large Company Growth Equity Investments............   96,730,882     (55,988,962)     40,741,920
PACE Small/Medium Company Value Equity Investments......   65,471,494      (6,573,200)     58,898,294
PACE Small/Medium Company Growth Equity Investments.....   63,277,816     (28,959,166)     34,318,650
PACE International Equity Investments...................    8,699,135     (66,106,870)    (57,407,735)
PACE International Emerging Markets Equity
  Investments...........................................    4,146,152     (17,815,206)    (13,669,054)

  For U.S. federal income tax purposes, the cost of securities owned at July 31, 2001, was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS

  For the year ended July 31, 2001, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                         PORTFOLIO                              PURCHASES          SALES
------------------------------------------------------------  --------------   --------------
PACE Government Securities Fixed Income Investments.........  $4,649,156,940   $4,292,384,768
PACE Intermediate Fixed Income Investments..................     173,685,298      229,948,973
PACE Strategic Fixed Income Investments.....................   1,771,969,034    1,820,135,555
PACE Municipal Fixed Income Investments.....................     105,201,693      127,579,568
PACE Global Fixed Income Investments........................     521,681,197      614,043,573
PACE Large Company Value Equity Investments.................   1,136,552,307    1,015,617,966
PACE Large Company Growth Equity Investments................     325,748,034      661,801,792
PACE Small/Medium Company Value Equity Investments..........     172,608,600      220,447,065
PACE Small/Medium Company Growth Equity Investments.........     215,768,755      232,345,985
PACE International Equity Investments.......................     201,839,404      188,203,451
PACE International Emerging Markets Equity Investments......     128,806,689       97,334,197

FEDERAL TAX STATUS

  Each of the Portfolios intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio intends not to be subject to a Federal excise tax.

  At July 31, 2001, the following Portfolios had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains. These losses expire as follows:

                            PACE                                                                                       PACE
                         GOVERNMENT        PACE           PACE           PACE           PACE           PACE        SMALL/MEDIUM
                         SECURITIES    INTERMEDIATE    STRATEGIC      MUNICIPAL        GLOBAL      LARGE COMPANY     COMPANY
     FISCAL YEAR        FIXED INCOME   FIXED INCOME   FIXED INCOME   FIXED INCOME   FIXED INCOME   VALUE EQUITY    VALUE EQUITY
       ENDING           INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS     INVESTMENTS    INVESTMENTS
       ------           ------------   ------------   ------------   ------------   ------------   -------------   ------------
        2002            $   302,075             --    $ 2,265,088             --    $   835,205              --             --
        2003              4,443,904             --      1,525,852             --     15,753,815              --             --
        2004                     --             --             --             --             --              --             --
        2005                     --             --        407,534             --             --              --             --
        2006             10,253,012    $ 2,424,478      1,756,663             --             --              --             --
        2007              9,662,399     19,336,984     12,477,372             --      4,356,224              --             --
        2008                     --      3,620,638      6,984,062     $7,131,740      1,235,105              --             --
        2009                     --             --             --             --        257,133     $17,502,071     $5,827,520
                        -----------    -----------    -----------     ----------    -----------     -----------     ----------
        TOTAL           $24,661,390    $25,382,100    $25,416,571     $7,131,740    $22,437,482     $17,502,071     $5,827,520
                        ===========    ===========    ===========     ==========    ===========     ===========     ==========

                           PACE                              PACE
                       SMALL/MEDIUM        PACE         INTERNATIONAL
                          COMPANY      INTERNATIONAL   EMERGING MARKETS
     FISCAL YEAR       GROWTH EQUITY      EQUITY            EQUITY
       ENDING           INVESTMENTS     INVESTMENTS      INVESTMENTS
       ------          -------------   -------------   ----------------
        2002                   --               --        $ 2,285,302
        2003                   --               --          5,437,965
        2004                   --               --                 --
        2005                   --               --         24,763,817
        2006                   --               --            308,374
        2007                   --               --             16,232
        2008             $653,027       $6,944,492            246,412
        2009                   --               --          2,996,509
                         --------       ----------        -----------
        TOTAL            $653,027       $6,944,492        $36,054,611
                         ========       ==========        ===========

  Except for PACE Large Company Value Equity Investments, the capital loss carryforwards for the other Portfolios include capital losses from the acquisition of certain PaineWebber Funds. These losses are subject to annual limitations imposed by the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS

  In accordance with U.S. Treasury regulations, the following Portfolios have elected to defer realized capital losses and foreign currency losses arising after October 31, 2000. Such losses are treated for tax purposes as arising on August 1, 2001:

                                                                              FOREIGN
                                                                CAPITAL      CURRENCY
                         PORTFOLIO                              LOSSES        LOSSES
------------------------------------------------------------  -----------   -----------
PACE Government Securities Fixed Income Investments.........  $ 1,187,232            --
PACE Strategic Fixed Income Investments.....................    2,906,162            --
PACE Global Fixed Income Investments........................           --   $11,083,757
PACE Large Company Value Equity Investments.................    6,516,015            --
PACE Large Company Growth Equity Investments................   74,678,410            --
PACE Small/Medium Company Growth Equity Investments.........   16,709,434            --
PACE International Equity Investments.......................   16,513,785            --
PACE International Emerging Markets Equity Investments......   10,205,791       647,428

  At July 31, 2001, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Portfolios net assets as follows:

                                                                          ACCUMULATED
                                                          ACCUMULATED     NET REALIZED
                                                         NET INVESTMENT      GAINS        BENEFICIAL
                       PORTFOLIO                         INCOME (LOSS)      (LOSSES)       INTEREST
-------------------------------------------------------  --------------   ------------   ------------
PACE Government Securities Fixed Income Investments....    $    48,085    $ (5,674,751)  $  5,626,666
PACE Intermediate Fixed Income Investments.............         40,010        (380,110)       340,100
PACE Strategic Fixed Income Investments................        128,025         244,284       (372,309)
PACE Municipal Fixed Income Investments................         22,641        (154,649)       132,008
PACE Global Fixed Income Investments...................     (4,267,405)     15,078,716    (10,811,311)
PACE Large Company Value Equity Investments............          2,686          (2,686)            --
PACE Large Company Growth Equity Investments...........      2,196,449     (12,469,608)    10,273,159
PACE Small/Medium Company Growth Equity Investments....      1,752,305     (27,988,781)    26,236,476
PACE International Equity Investments..................      2,334,166      (3,035,063)       700,897
PACE International Emerging Markets Equity
  Investments..........................................       (680,111)        483,323        196,788

MONEY MARKET INVESTMENTS INSURANCE BOND

  During the fiscal year ended July 31, 2001, PACE Money Market Investments had an insurance bond that provided limited coverage for certain loss events involving certain money market instruments held by the Portfolio. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provided for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Portfolio for First Tier Securities and 50 basis points (0.50%) of the total assets of the Portfolio for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bond, the Portfolio would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy was intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there was no guarantee that the insurance would do so. For the year ended July 31, 2001, PACE Money Market Investments did not use this insurance bond.

CAPITAL CONTRIBUTIONS FROM SUB-ADVISOR

  On January 31, 2000 and July 27, 2001, PACE International Equity Investments recorded capital contributions from Martin Currie Inc., the Portfolio's sub-advisor, in the amounts of $694,257 and $133,232, respectively. These amounts

NOTES TO FINANCIAL STATEMENTS

were paid by the sub-advisor in connection with unrealized appreciation on investments related to a corporate action and a foreign exchange. On May 4, 2001, PACE Strategic Fixed Income Investments recorded a capital contribution from Pacific Investment Management Company LLC, the Portfolio's sub-advisor, in the amount of $295,496. This amount was paid by the sub-advisor in connection with losses incurred due to disposition of non-investment grade securities.

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Portfolios were as follows:

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                               CLASS A(A)                  CLASS B(B)                CLASS C(C)                 CLASS Y(D)
                       ---------------------------   -----------------------   -----------------------   -------------------------
                         SHARES         AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT
                       -----------   -------------   ---------   -----------   ---------   -----------   ----------   ------------
Shares sold..........    4,899,460   $  62,228,936     287,723   $ 3,652,298     152,124   $ 1,932,129    9,995,560   $126,562,300
Shares repurchased...  (14,919,156)   (189,077,995)   (156,110)   (1,981,050)   (569,061)   (7,232,765)    (835,190)   (10,587,350)
Shares converted from
 Class B to
 Class A.............       32,939         419,264     (32,939)     (419,264)         --            --           --             --
Dividends
 reinvested..........      331,034       4,197,530      18,122       229,902      96,503     1,224,436      324,085      4,111,072
Shares issued in
 connection with fund
 mergers.............   27,172,619     343,755,388     909,756    11,509,461   4,817,801    60,961,180      926,326     11,721,224
                       -----------   -------------   ---------   -----------   ---------   -----------   ----------   ------------
Net increase
 (decrease)..........   17,516,896   $ 221,523,123   1,026,552   $12,991,347   4,497,367   $56,884,980   10,410,781   $131,807,246
                       ===========   =============   =========   ===========   =========   ===========   ==========   ============

                                CLASS P
                       -------------------------
                         SHARES        AMOUNT
                       ----------   ------------
Shares sold..........   3,384,672   $ 42,430,142
Shares repurchased...  (5,750,233)   (72,217,113)
Shares converted from
 Class B to
 Class A.............          --             --
Dividends
 reinvested..........   1,135,128     14,159,531
Shares issued in
 connection with fund
 mergers.............          --             --
                       ----------   ------------
Net increase
 (decrease)..........  (1,230,433)  $(15,627,440)
                       ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        -------------------------
                          SHARES        AMOUNT
                        ----------   ------------
Shares sold...........   5,225,679   $ 62,815,799
Shares repurchased....  (5,620,351)   (67,554,961)
Dividends
  reinvested..........   1,003,705     12,069,998
                        ----------   ------------
Net increase..........     609,033   $  7,330,836
                        ==========   ============

-----------------

(a) For the period January 18, 2001 (commencement of issuance) through July 31, 2001.
(b) For the period December 18, 2000 (commencement of issuance) through July 31, 2001.
(c) For the period December 4, 2000 (commencement of issuance) through July 31, 2001.
(d) For the period February 2, 2001 (commencement of issuance) through July 31, 2001.

NOTES TO FINANCIAL STATEMENTS

PACE INTERMEDIATE FIXED INCOME INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                                  CLASS A(A)                  CLASS B(B)                CLASS C(C)               CLASS Y(D)
                          ---------------------------   -----------------------   -----------------------   ---------------------
                            SHARES         AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                          -----------   -------------   ---------   -----------   ---------   -----------   --------   ----------
Shares sold.............    9,183,696   $ 111,990,347      76,789   $   937,050      82,137   $ 1,001,924    30,676    $  374,045
Shares repurchased......  (10,287,115)   (125,427,064)   (169,188)   (2,062,223)   (234,920)   (2,868,980)  (47,410)     (578,997)
Shares converted from
 Class B to Class A.....       65,383         798,054     (65,332)     (798,054)         --            --        --            --
Dividends reinvested....      234,335       2,853,524      18,970       231,212      22,141       269,828     8,216       100,104
Shares issued in
 connection with fund
 mergers................   13,572,291     164,992,088   1,368,906    16,655,762   1,714,190    20,858,848   301,552     3,667,946
                          -----------   -------------   ---------   -----------   ---------   -----------   -------    ----------
Net increase
 (decrease).............   12,768,590   $ 155,206,949   1,230,145   $14,963,747   1,583,548   $19,261,620   293,034    $3,563,098
                          ===========   =============   =========   ===========   =========   ===========   =======    ==========

                                   CLASS P
                          -------------------------
                            SHARES        AMOUNT
                          ----------   ------------
Shares sold.............   2,673,403   $ 32,370,914
Shares repurchased......  (4,358,866)   (52,850,231)
Shares converted from
 Class B to Class A.....          --             --
Dividends reinvested....     697,388      8,401,673
Shares issued in
 connection with fund
 mergers................          --             --
                          ----------   ------------
Net increase
 (decrease).............    (988,075)  $(12,077,644)
                          ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        -------------------------
                          SHARES        AMOUNT
                        ----------   ------------
Shares sold...........   3,406,841   $ 40,293,964
Shares repurchased....  (4,351,976)   (51,337,322)
Dividends
  reinvested..........     683,852      8,067,808
                        ----------   ------------
Net decrease..........    (261,283)  $ (2,975,550)
                        ==========   ============

-----------------

(a) For the period December 13, 2000 (commencement of issuance) through July 31, 2001.
(b) For the period December 14, 2000 (commencement of issuance) through July 31, 2001.
(c) For the period December 1, 2000 (commencement of issuance) through July 31, 2001.
(d) For the period February 2, 2001 (commencement of issuance) through July 31, 2001.

PACE STRATEGIC FIXED INCOME INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                                     CLASS A(A)                CLASS B(B)                CLASS C(C)               CLASS Y(D)
                               -----------------------   -----------------------   -----------------------   --------------------
                                SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                               ---------   -----------   ---------   -----------   ---------   -----------   --------   ---------
Shares sold..................    306,514   $ 3,898,872     178,574   $ 2,264,759      50,279   $   640,274    19,770    $ 253,093
Shares repurchased...........   (538,792)   (6,856,045)   (151,226)   (1,923,557)   (182,949)   (2,332,784)  (16,787)    (213,989)
Shares converted from
 Class B
 to Class A..................     37,637       480,788     (37,637)     (480,788)         --            --        --           --
Dividends reinvested.........     40,395       514,721      16,129       205,505      25,055       319,337     1,278       16,281
Shares issued in connection
 with fund mergers...........  2,469,404    31,540,331   1,317,030    16,821,735   1,404,172    17,938,197    43,193      551,720
                               ---------   -----------   ---------   -----------   ---------   -----------   -------    ---------
Net increase (decrease)......  2,315,158   $29,578,667   1,322,870   $16,887,654   1,296,557   $16,565,024    47,454    $ 607,105
                               =========   ===========   =========   ===========   =========   ===========   =======    =========

                                        CLASS P
                               -------------------------
                                 SHARES        AMOUNT
                               ----------   ------------
Shares sold..................   3,189,316   $ 40,138,732
Shares repurchased...........  (7,278,518)   (92,129,783)
Shares converted from
 Class B
 to Class A..................          --             --
Dividends reinvested.........   1,157,681     14,521,027
Shares issued in connection
 with fund mergers...........          --             --
                               ----------   ------------
Net increase (decrease)......  (2,931,521)  $(37,470,024)
                               ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        -------------------------
                          SHARES        AMOUNT
                        ----------   ------------
Shares sold...........   5,274,527   $ 64,108,891
Shares repurchased....  (5,165,373)   (62,812,383)
Dividends
  reinvested..........   1,101,655     13,393,884
                        ----------   ------------
Net increase..........   1,210,809   $ 14,690,392
                        ==========   ============

-----------------

(a) For the period December 11, 2000 (commencement of issuance) through July 31, 2001.
(b) For the period December 29, 2000 (commencement of issuance) through July 31, 2001.
(c) For the period December 1, 2000 (commencement of issuance) through July 31, 2001.
(d) For the period February 2, 2001 (commencement of issuance) through July 31, 2001.

NOTES TO FINANCIAL STATEMENTS

PACE MUNICIPAL FIXED INCOME INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                                     CLASS A(A)                 CLASS B(C)                CLASS C(B)              CLASS Y(C)
                              -------------------------   -----------------------   -----------------------   -------------------
                                SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                              ----------   ------------   ---------   -----------   ---------   -----------   --------   --------
Shares sold.................   1,754,056   $ 21,796,583      76,959   $   958,033      17,312   $   215,475        40    $    488
Shares repurchased..........  (2,727,473)   (33,896,883)   (140,198)   (1,740,447)   (205,949)   (2,556,635)   (2,332)    (29,067)
Shares converted from
 Class B
 to Class A.................      97,123      1,204,704     (97,146)   (1,204,704)         --            --        --          --
Dividends reinvested........     170,287      2,113,779       6,922        85,953      32,573       404,338       602       7,474
Shares issued in connection
 with fund mergers..........  14,949,505    185,697,266   1,313,324    16,313,635   2,718,677    33,770,430    33,568     416,972
                              ----------   ------------   ---------   -----------   ---------   -----------    ------    --------
Net increase (decrease).....  14,243,498   $176,915,449   1,159,861   $14,412,470   2,562,613   $31,833,608    31,878    $395,867
                              ==========   ============   =========   ===========   =========   ===========    ======    ========

                                       CLASS P
                              -------------------------
                                SHARES        AMOUNT
                              ----------   ------------
Shares sold.................   1,013,695   $ 12,536,202
Shares repurchased..........  (1,694,777)   (20,981,581)
Shares converted from
 Class B
 to Class A.................          --             --
Dividends reinvested........     194,060      2,389,508
Shares issued in connection
 with fund mergers..........          --             --
                              ----------   ------------
Net increase (decrease).....    (487,022)  $ (6,055,871)
                              ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        -------------------------
                          SHARES        AMOUNT
                        ----------   ------------
Shares sold...........   1,343,384   $ 16,187,372
Shares repurchased....  (1,693,153)   (20,370,295)
Dividends
  reinvested..........     206,211      2,484,786
                        ----------   ------------
Net decrease..........    (143,558)  $ (1,698,137)
                        ==========   ============

-----------------

(a) For the period January 23, 2001 (commencement of issuance) through July 31, 2001.
(b) For the period December 4, 2000 (commencement of issuance) through July 31, 2001.
(c) For the period February 23, 2001 (commencement of issuance) through July 31, 2001.

PACE GLOBAL FIXED INCOME INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                                   CLASS A(A)                 CLASS B(B)               CLASS C(C)                CLASS Y(D)
                            -------------------------   ----------------------   -----------------------   ----------------------
                              SHARES        AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                            ----------   ------------   --------   -----------   ---------   -----------   --------   -----------
Shares sold...............      33,798   $    351,786      9,332   $    96,683      15,912   $   166,039     85,389   $   898,611
Shares repurchased........  (2,184,709)   (22,627,927)   (23,529)     (243,372)   (152,528)   (1,574,881)  (183,453)   (1,896,564)
Shares converted from
 Class B to Class A.......     129,631      1,368,427   (129,619)   (1,368,427)         --            --         --            --
Dividends reinvested......     269,517      2,787,807      2,534        26,326      20,398       211,049     11,486       118,886
Shares issued in
 connection with fund
 mergers..................  20,331,222    217,694,954    372,848     3,992,174   1,443,639    15,457,461    556,432     5,958,028
                            ----------   ------------   --------   -----------   ---------   -----------   --------   -----------
Net increase (decrease)...  18,579,459   $199,575,047    231,566   $ 2,503,384   1,327,421   $14,259,668    469,854   $ 5,078,961
                            ==========   ============   ========   ===========   =========   ===========   ========   ===========

                                     CLASS P
                            -------------------------
                              SHARES        AMOUNT
                            ----------   ------------
Shares sold...............   2,282,178   $ 23,831,781
Shares repurchased........  (2,987,763)   (31,309,217)
Shares converted from
 Class B to Class A.......          --             --
Dividends reinvested......     419,966      4,362,330
Shares issued in
 connection with fund
 mergers..................          --             --
                            ----------   ------------
Net increase (decrease)...    (285,619)  $ (3,115,106)
                            ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        -------------------------
                          SHARES        AMOUNT
                        ----------   ------------
Shares sold...........   3,522,223   $ 39,653,457
Shares repurchased....  (3,085,947)   (34,559,600)
Dividends
  reinvested..........     450,430      5,054,468
                        ----------   ------------
Net increase..........     886,706   $ 10,148,325
                        ==========   ============

-----------------

(a) For the period December 11, 2000 (commencement of issuance) through July 31, 2001.
(b) For the period February 9, 2001 (commencement of issuance) through July 31, 2001.
(c) For the period December 1, 2000 (commencement of issuance) through July 31, 2001.
(d) For the period January 16, 2001 (commencement of issuance) through July 31, 2001.

NOTES TO FINANCIAL STATEMENTS

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                              CLASS A(A)                  CLASS B(A)                  CLASS C(A)                 CLASS Y(B)
                       -------------------------   -------------------------   -------------------------   -----------------------
                         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                       ----------   ------------   ----------   ------------   ----------   ------------   ---------   -----------
Shares sold..........   1,384,836   $ 24,105,738      337,784   $  5,844,433      870,996   $ 15,186,602     637,243   $11,042,897
Shares repurchased...  (3,832,651)   (66,568,959)  (1,059,019)   (18,343,142)  (1,179,001)   (20,499,163)   (392,614)   (6,740,374)
Shares converted from
 Class B to
 Class A.............     226,895      3,943,114     (227,002)    (3,943,114)          --             --          --            --
Dividends
 reinvested..........          --             --           --             --           --             --          --            --
Shares issued in
 connection with fund
 mergers.............  27,766,393    477,570,208    8,492,055    146,059,839    4,717,199     81,133,940   2,013,959    34,639,278
                       ----------   ------------   ----------   ------------   ----------   ------------   ---------   -----------
Net increase
 (decrease)..........  25,545,473   $439,050,101    7,543,818   $129,618,016    4,409,194   $ 75,821,379   2,258,588   $38,941,801
                       ==========   ============   ==========   ============   ==========   ============   =========   ===========

                                CLASS P
                       --------------------------
                         SHARES        AMOUNT
                       ----------   -------------
Shares sold..........   6,149,144   $ 106,623,290
Shares repurchased...  (7,007,219)   (120,924,670)
Shares converted from
 Class B to
 Class A.............          --              --
Dividends
 reinvested..........     196,958       3,302,990
Shares issued in
 connection with fund
 mergers.............          --              --
                       ----------   -------------
Net increase
 (decrease)..........    (661,117)  $ (10,998,390)
                       ==========   =============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        --------------------------
                          SHARES        AMOUNT
                        ----------   -------------
Shares sold...........   8,384,382   $ 147,357,307
Shares repurchased....  (7,492,649)   (128,553,245)
Dividends
  reinvested..........   1,856,529      31,932,335
                        ----------   -------------
Net increase..........   2,748,262   $  50,736,397
                        ==========   =============

-----------------

(a) For the period November 27, 2000 (commencement of issuance) through July 31, 2001.
(b) For the period January 19, 2001 (commencement of issuance) through July 31, 2001.

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                              CLASS A(A)                 CLASS B(A)                CLASS C(A)                 CLASS Y(B)
                       -------------------------   -----------------------   -----------------------   -------------------------
                         SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT
                       ----------   ------------   ---------   -----------   ---------   -----------   ----------   ------------
Shares sold..........     348,172   $  6,038,436     129,043   $ 2,249,763     117,131   $ 2,044,700    4,326,410   $ 70,913,351
Shares repurchased...  (1,664,894)   (28,291,301)   (274,558)   (4,648,691)   (173,586)   (2,959,448)  (4,324,749)   (70,618,521)
Shares converted from
 Class B to
 Class A.............     162,871      2,837,720    (162,942)   (2,837,720)         --            --           --             --
Dividends
 reinvested..........          --             --          --            --          --            --           --             --
Shares issued in
 connection with fund
 mergers.............  13,496,005    243,770,916   2,082,667    37,618,205   1,544,375    27,895,329    1,753,537     31,673,216
                       ----------   ------------   ---------   -----------   ---------   -----------   ----------   ------------
Net increase.........  12,342,154   $224,355,771   1,774,210   $32,381,557   1,487,920   $26,980,581    1,755,198   $ 31,968,046
                       ==========   ============   =========   ===========   =========   ===========   ==========   ============

                                CLASS P
                       -------------------------
                         SHARES        AMOUNT
                       ----------   ------------
Shares sold..........   7,560,758   $146,167,817
Shares repurchased...  (4,838,339)   (98,525,151)
Shares converted from
 Class B to
 Class A.............          --             --
Dividends
 reinvested..........   2,300,213     48,373,474
Shares issued in
 connection with fund
 mergers.............          --             --
                       ----------   ------------
Net increase.........   5,022,632   $ 96,016,140
                       ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        --------------------------
                          SHARES        AMOUNT
                        ----------   -------------
Shares sold...........   4,839,099   $ 135,593,185
Shares repurchased....  (5,209,986)   (148,736,983)
Dividends
  reinvested..........     395,237      11,378,823
                        ----------   -------------
Net increase
  (decrease)..........      24,350   $  (1,764,975)
                        ==========   =============

-----------------

(a) For the period November 27, 2000 (commencement of issuance) through July 31, 2001.
(b) For the period February 15, 2001 (commencement of issuance) through July 31, 2001.

NOTES TO FINANCIAL STATEMENTS

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                                     CLASS A(A)                CLASS B(B)               CLASS C(A)              CLASS Y(C)
                               -----------------------   ----------------------   ----------------------   ---------------------
                                SHARES       AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                               ---------   -----------   --------   -----------   --------   -----------   --------   ----------
Shares sold..................    165,290   $ 2,678,481    130,655   $ 2,082,967    386,041   $ 6,124,752    17,327    $  278,022
Shares repurchased...........   (300,539)   (4,857,587)   (82,115)   (1,306,976)  (413,125)   (6,592,085)  (18,164)     (292,199)
Shares converted from
 Class B
 to Class A..................     22,027       348,222    (22,058)     (348,222)        --            --        --            --
Dividends reinvested.........         --            --         --            --         --            --        --            --
Shares issued in connection
 with fund mergers...........  2,833,522    45,663,272    729,945    11,750,430    838,349    13,506,940   100,651     1,621,675
                               ---------   -----------   --------   -----------   --------   -----------   -------    ----------
Net increase (decrease)......  2,720,300   $43,832,388    756,427   $12,178,199    811,265   $13,039,607    99,814    $1,607,498
                               =========   ===========   ========   ===========   ========   ===========   =======    ==========

                                        CLASS P
                               -------------------------
                                 SHARES        AMOUNT
                               ----------   ------------
Shares sold..................   3,261,474   $ 48,848,272
Shares repurchased...........  (6,320,938)   (95,206,909)
Shares converted from
 Class B
 to Class A..................          --             --
Dividends reinvested.........     186,647      2,586,923
Shares issued in connection
 with fund mergers...........          --             --
                               ----------   ------------
Net increase (decrease)......  (2,872,817)  $(43,771,714)
                               ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        -------------------------
                          SHARES        AMOUNT
                        ----------   ------------
Shares sold...........   6,289,247   $ 83,666,072
Shares repurchased....  (4,082,962)   (54,265,656)
Dividends
  reinvested..........     743,098      9,712,297
                        ----------   ------------
Net increase..........   2,949,383   $ 39,112,713
                        ==========   ============

-----------------

(a) For the period November 27, 2000 (commencement of issuance) through July 31, 2001.
(b) For the period November 28, 2000 (commencement of issuance) through July 31, 2001.
(c) For the period December 20, 2000 (commencement of issuance) through July 31, 2001.

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                                 CLASS A(A)                 CLASS B(A)                CLASS C(A)                CLASS Y(B)
                          -------------------------   -----------------------   -----------------------   ----------------------
                            SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                          ----------   ------------   ---------   -----------   ---------   -----------   --------   -----------
Shares sold.............   1,497,899   $ 19,517,544      77,721   $ 1,059,970     285,995   $ 3,833,064    362,935   $ 4,194,101
Shares repurchased......  (2,268,197)   (29,668,523)   (250,430)   (3,301,621)   (350,029)   (4,636,469)  (360,416)   (4,272,501)
Shares converted from
 Class B to Class A.....     185,879      2,428,129    (185,989)   (2,428,129)         --            --         --            --
Dividends reinvested....          --             --          --            --          --            --         --            --
Shares issued in
 connection with fund
 mergers................   7,125,090    106,375,288   1,580,529    23,596,201   1,067,737    15,940,610     25,993       388,074
                          ----------   ------------   ---------   -----------   ---------   -----------   --------   -----------
Net increase............   6,540,671   $ 98,652,438   1,221,831   $18,926,421   1,003,703   $15,137,205     28,512   $   309,674
                          ==========   ============   =========   ===========   =========   ===========   ========   ===========

                                   CLASS P
                          -------------------------
                            SHARES        AMOUNT
                          ----------   ------------
Shares sold.............   5,937,730   $ 92,392,731
Shares repurchased......  (4,070,362)   (69,837,086)
Shares converted from
 Class B to Class A.....          --             --
Dividends reinvested....   5,449,528     87,137,949
Shares issued in
 connection with fund
 mergers................          --             --
                          ----------   ------------
Net increase............   7,316,896   $109,693,594
                          ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        --------------------------
                          SHARES        AMOUNT
                        ----------   -------------
Shares sold...........   2,700,975   $  71,190,367
Shares repurchased....  (6,287,182)   (173,407,222)
Dividends
  reinvested..........   1,273,777      33,003,540
                        ----------   -------------
Net decrease..........  (2,312,430)  $ (69,213,315)
                        ==========   =============

-----------------

(a) For the period November 27, 2000 (commencement of issuance) through July 31, 2001.
(b) For the period February 12, 2001 (commencement of issuance) through July 31, 2001.

NOTES TO FINANCIAL STATEMENTS

PACE INTERNATIONAL EQUITY INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                               CLASS A(A)                  CLASS B(A)                CLASS C(A)                  CLASS Y(B)
                       ---------------------------   ----------------------   -------------------------   -------------------------
                         SHARES         AMOUNT        SHARES      AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                       -----------   -------------   --------   -----------   ----------   ------------   ----------   ------------
Shares sold..........   33,769,533   $ 451,377,133    158,579   $ 2,120,778    1,427,721   $ 19,020,255    3,999,661   $ 53,360,200
Shares repurchased...  (35,633,796)   (478,683,025)  (147,877)   (1,986,617)  (1,564,474)   (20,890,977)  (1,945,401)   (25,480,132)
Shares converted from
 Class B to
 Class A.............       50,040         683,276    (50,068)     (683,276)          --             --           --             --
Dividends
 reinvested..........           --              --         --            --           --             --           --             --
Shares issued in
 connection with fund
 mergers.............   13,194,385     190,081,350    408,808     5,889,377    1,198,216     17,261,791    1,552,287     22,362,461
                       -----------   -------------   --------   -----------   ----------   ------------   ----------   ------------
Net increase.........   11,380,162   $ 163,458,734    369,442   $ 5,340,262    1,061,463   $ 15,391,069    3,606,547   $ 50,242,529
                       ===========   =============   ========   ===========   ==========   ============   ==========   ============

                                CLASS P
                       -------------------------
                         SHARES        AMOUNT
                       ----------   ------------
Shares sold..........   5,478,152   $ 80,658,164
Shares repurchased...  (4,005,678)   (58,944,602)
Shares converted from
 Class B to
 Class A.............          --             --
Dividends
 reinvested..........   1,099,611     16,604,127
Shares issued in
 connection with fund
 mergers.............          --             --
                       ----------   ------------
Net increase.........   2,572,085   $ 38,317,689
                       ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        -------------------------
                          SHARES        AMOUNT
                        ----------   ------------
Shares sold...........   3,850,099   $ 73,257,178
Shares repurchased....  (3,823,316)   (73,965,090)
Dividends
  reinvested..........     722,799     14,268,026
                        ----------   ------------
Net increase..........     749,582   $ 13,560,114
                        ==========   ============

-----------------

(a) For the period November 27, 2000 (commencement of issuance) through July 31, 2001.
(b) For the period January 17, 2001 (commencement of issuance) through July 31, 2001.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2001

                                       CLASS A(A)                CLASS B(B)                CLASS C(C)             CLASS Y(D)
                                 -----------------------   -----------------------   ----------------------   -------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES     AMOUNT
                                 ---------   -----------   ---------   -----------   --------   -----------   --------   --------
Shares sold....................    494,089   $ 4,408,777      12,009   $   111,660    545,186   $ 4,727,557    10,624    $ 95,818
Shares repurchased.............   (583,797)   (5,199,743)    (95,918)     (836,962)  (576,159)   (5,023,988)   (7,726)    (68,395)
Shares converted from Class B
 to Class A....................      1,596        14,518      (1,597)      (14,518)        --            --        --          --
Shares issued in connection
 with fund mergers.............  1,114,285    11,141,275   1,001,576    10,014,178    545,401     5,453,213    65,596     655,871
                                 ---------   -----------   ---------   -----------   --------   -----------    ------    --------
Net increase...................  1,026,173   $10,364,827     916,070   $ 9,274,358    514,428   $ 5,156,782    68,494    $683,294
                                 =========   ===========   =========   ===========   ========   ===========    ======    ========

                                          CLASS P
                                 -------------------------
                                   SHARES        AMOUNT
                                 ----------   ------------
Shares sold....................   3,497,445   $ 33,650,746
Shares repurchased.............  (2,174,200)   (20,679,243)
Shares converted from Class B
 to Class A....................          --             --
Shares issued in connection
 with fund mergers.............          --             --
                                 ----------   ------------
Net increase...................   1,323,245   $ 12,971,503
                                 ==========   ============

FOR THE YEAR ENDED JULY 31, 2000
                                 CLASS P
                        -------------------------
                          SHARES        AMOUNT
                        ----------   ------------
Shares sold...........   2,298,222   $ 30,492,713
Shares repurchased....  (2,822,474)   (38,335,487)
Dividends
  reinvested..........      51,436        716,496
                        ----------   ------------
Net decrease..........    (472,816)  $ (7,126,278)
                        ==========   ============

-----------------

(a) For the period December 11, 2000 (commencement of issuance) through July 31, 2001.
(b) For the period December 22, 2000 (commencement of issuance) through July 31, 2001.
(c) For the period December 1, 2000 (commencement of issuance) through July 31, 2001.
(d) For the period February 9, 2001 (commencement of issuance) through July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                             PACE
                                                   MONEY MARKET INVESTMENTS
                                          -------------------------------------------
                                                 FOR THE YEARS ENDED JULY 31,
                                          -------------------------------------------
                                           2001     2000     1999     1998     1997
                                          -------  -------  -------  -------  -------
Net asset value, beginning of year......  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                          -------  -------  -------  -------  -------
Net investment income...................     0.05     0.05     0.05     0.05     0.05
                                          -------  -------  -------  -------  -------
Dividends from net investment income....    (0.05)   (0.05)   (0.05)   (0.05)   (0.05)
                                          -------  -------  -------  -------  -------
Net asset value, end of year............  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                          =======  =======  =======  =======  =======
Total investment return (1).............     5.44%    5.53%    4.85%    5.32%    5.13%
                                          =======  =======  =======  =======  =======
Ratios/Supplemental Data:
Net assets, end of year (000's).........  $76,657  $65,521  $47,174  $25,493  $16,070
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................     0.50%    0.50%    0.50%    0.50%    0.50%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................     1.00%    0.95%    1.07%    1.20%    1.89%
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................     5.26%    5.46%    4.70%    5.20%    5.04%
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................     4.76%    5.01%    4.13%    4.50%    3.65%

-----------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if this fee was included.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                      GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(B)  JULY 31, 2001(C)  JULY 31, 2001(D)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $  12.65          $ 12.47           $ 12.33           $  12.65
                                              --------          -------           -------           --------
Net investment income...................          0.39             0.47              0.49               0.39
Net realized and unrealized gains
  (losses) from investment activities,
  options and futures...................          0.18             0.37              0.51               0.20
                                              --------          -------           -------           --------
Net increase from investment
  operations............................          0.57             0.84              1.00               0.59
                                              --------          -------           -------           --------
Dividends from net investment income....         (0.38)           (0.48)            (0.49)             (0.40)
Distributions from net realized gains
  from investment activities............       --               --                --                 --
                                              --------          -------           -------           --------
Total dividends and distributions.......         (0.38)           (0.48)            (0.49)             (0.40)
                                              --------          -------           -------           --------
Net asset value, end of period..........      $  12.84          $ 12.83           $ 12.84           $  12.84
                                              ========          =======           =======           ========
Total investment return (1).............          4.61%            6.96%             8.26%              4.77%
                                              ========          =======           =======           ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $224,837          $13,175           $57,745           $133,649
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................          0.98%++++*        1.75%++++*        1.49%++++*         0.66%++++*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................          1.14%++++*        1.90%++++*        1.70%++++*         0.84%++++*
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................          6.09%*           5.31%*            5.59%*             6.50%*
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................          5.93%*           5.16%*            5.38%*             6.32%*
Portfolio turnover......................           631%             631%              631%               631%

                                                                PACE
                                           GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
                                          ------------------------------------------------
                                                              CLASS P
                                          ------------------------------------------------
                                                    FOR THE YEARS ENDED JULY 31,
                                          ------------------------------------------------
                                            2001      2000      1999      1998      1997
                                          --------  --------  --------  --------  --------
Net asset value, beginning of period....  $  12.09  $  12.10  $  12.59  $  12.61  $  12.07
                                          --------  --------  --------  --------  --------
Net investment income...................      0.84      0.73      0.68      0.72      0.64
Net realized and unrealized gains
  (losses) from investment activities,
  options and futures...................      0.82      0.01     (0.43)     0.18      0.58
                                          --------  --------  --------  --------  --------
Net increase from investment
  operations............................      1.66      0.74      0.25      0.90      1.22
                                          --------  --------  --------  --------  --------
Dividends from net investment income....     (0.91)    (0.75)    (0.71)    (0.72)    (0.63)
Distributions from net realized gains
  from investment activities............     --        --        (0.03)    (0.20)    (0.05)
                                          --------  --------  --------  --------  --------
Total dividends and distributions.......     (0.91)    (0.75)    (0.74)    (0.92)    (0.68)
                                          --------  --------  --------  --------  --------
Net asset value, end of period..........  $  12.84  $  12.09  $  12.10  $  12.59  $  12.61
                                          ========  ========  ========  ========  ========
Total investment return (1).............     14.21%     6.36%     2.02%     7.39%    10.42%
                                          ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $195,546  $198,918  $191,719  $162,119  $101,606
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................      0.78%++     0.87%++     0.87%++     0.85%     1.57%++
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................      0.87%++     0.91%++     0.93%++     0.95%     1.70%++
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................      6.69%     6.12%     5.49%     5.90%     5.44%
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................      6.60%     6.08%     5.43%     5.80%     5.31%
Portfolio turnover......................       631%      585%      418%      353%      712%

-----------------

*      Annualized.
++ Includes 0.03%, 0.02%, 0.01%, and 0.72% of interest expense related to reverse repurchase agreements during the years ended July 31, 2001, July 31, 2000, July 31, 1999, and July 31, 1997, respectively.
++++ Includes 0.01% of interest expense related to reverse repurchase agreements during the period ended July 31, 2001.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period January 31, 2001 (reissuance of shares) through July 31,
       2001.
(b)    For the period December 18, 2000 (commencement of issuance) through
       July 31, 2001.
(c)    For the period December 4, 2000 (commencement of issuance) through
       July 31, 2001.
(d)    For the period February 2, 2001 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                          INTERMEDIATE FIXED INCOME INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(B)  JULY 31, 2001(C)  JULY 31, 2001(D)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $  12.16          $ 12.03           $ 11.92            $12.16
                                              --------          -------           -------            ------
Net investment income...................          0.35             0.41              0.44              0.36
Net realized and unrealized gains
  (losses) from investment activities...          0.16             0.30              0.41              0.17
                                              --------          -------           -------            ------
Net increase from investment
  operations............................          0.51             0.71              0.85              0.53
                                              --------          -------           -------            ------
Dividends from net investment income....         (0.35)           (0.41)            (0.44)            (0.36)
Distributions from net realized gains
  from investment activities............       --               --                --                --
                                              --------          -------           -------            ------
Total dividends and distributions.......         (0.35)           (0.41)            (0.44)            (0.36)
                                              --------          -------           -------            ------
Net asset value, end of period..........      $  12.32          $ 12.33           $ 12.33            $12.33
                                              ========          =======           =======            ======
Total investment return (1).............          4.24%            6.04%             7.20%             4.45%
                                              ========          =======           =======            ======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $157,341          $15,168           $19,529            $3,613
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................          0.97%*           1.74%*            1.48%*            0.71%*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................          1.03%*           1.78%*            1.54%*            0.79%*
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................          5.77%*           4.99%*            5.26%*            5.96%*
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................          5.71%*           4.95%*            5.20%*            5.88%*
Portfolio turnover......................            82%              82%               82%               82%

                                                               PACE
                                              INTERMEDIATE FIXED INCOME INVESTMENTS
                                          ----------------------------------------------
                                                             CLASS P
                                          ----------------------------------------------
                                                   FOR THE YEARS ENDED JULY 31,
                                          ----------------------------------------------
                                           2001#      2000      1999     1998     1997
                                          --------  --------  --------  -------  -------
Net asset value, beginning of period....  $  11.82  $  11.98  $  12.35  $ 12.23  $ 11.95
                                          --------  --------  --------  -------  -------
Net investment income...................      0.74      0.70      0.63     0.67     0.66
Net realized and unrealized gains
  (losses) from investment activities...      0.56     (0.16)    (0.28)    0.09     0.28
                                          --------  --------  --------  -------  -------
Net increase from investment
  operations............................      1.30      0.54      0.35     0.76     0.94
                                          --------  --------  --------  -------  -------
Dividends from net investment income....     (0.79)    (0.70)    (0.64)   (0.64)   (0.66)
Distributions from net realized gains
  from investment activities............     --         0.00++    (0.08)   --      --
                                          --------  --------  --------  -------  -------
Total dividends and distributions.......     (0.79)    (0.70)    (0.72)   (0.64)   (0.66)
                                          --------  --------  --------  -------  -------
Net asset value, end of period..........  $  12.33  $  11.82  $  11.98  $ 12.35  $ 12.23
                                          ========  ========  ========  =======  =======
Total investment return (1).............     11.39%     4.74%     2.81%    6.41%    8.14%
                                          ========  ========  ========  =======  =======
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $127,718  $134,102  $139,043  $99,690  $66,751
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................      0.75%     0.78%     0.80%    0.84%    0.85%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................      0.77%     0.79%     0.80%    0.84%    0.99%
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................      6.07%     5.95%     5.26%    5.60%    5.70%
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................      6.05%     5.94%     5.26%    5.60%    5.56%
Portfolio turnover......................        82%       88%       89%     111%      67%

-----------------

++ The Portfolio made a distribution of less than ($0.005) during the period.
*      Annualized.
# Investment advisory functions were transferred from Pacific Income Advisors, Inc. to Metropolitan West Asset Management, LLC on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period January 31, 2001 (reissuance of shares) through July 31,
       2001.
(b)    For the period December 14, 2000 (commencement of issuance) through
       July 31, 2001.
(c)    For the period December 1, 2000 (commencement of issuance) through
       July 31, 2001.
(d)    For the period February 2, 2001 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                            STRATEGIC FIXED INCOME INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(B)  JULY 31, 2001(C)  JULY 31, 2001(D)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $ 12.53           $ 12.66           $ 12.43            $12.77
                                              -------           -------           -------            ------
Net investment income...................         0.47              0.30              0.43              0.36
Net realized and unrealized gains
  (losses) from investment activities,
  futures, swaps, options and foreign
  currency..............................         0.38              0.25              0.48              0.14
                                              -------           -------           -------            ------
Net increase from investment
  operations............................         0.85              0.55              0.91              0.50
                                              -------           -------           -------            ------
Dividends from net investment income....        (0.47)            (0.30)            (0.43)            (0.36)
Distributions from net realized gains
  from investment activities............      --                --                --                --
                                              -------           -------           -------            ------
Total dividends and distributions.......        (0.47)            (0.30)            (0.43)            (0.36)
                                              -------           -------           -------            ------
Net asset value, end of
  period................................      $ 12.91           $ 12.91           $ 12.91            $12.91
                                              =======           =======           =======            ======
Total investment return (1).............         6.93%             4.38%             7.43%             3.98%
                                              =======           =======           =======            ======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $29,899           $17,078           $16,743            $  613
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................         1.14%++++*        1.91%++++*        1.65%++++*        0.88%++++*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................         1.21%++++*        1.96%++++*        1.71%++++*        0.97%++++*
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................         5.52%*            4.73%*            5.00%*            5.74%*
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................         5.45%*            4.68%*            4.94%*            5.65%*
Portfolio turnover......................          519%              519%              519%              519%

                                                               PACE
                                                STRATEGIC FIXED INCOME INVESTMENTS
                                          -----------------------------------------------
                                                              CLASS P
                                          -----------------------------------------------
                                                   FOR THE YEARS ENDED JULY 31,
                                          -----------------------------------------------
                                            2001      2000      1999      1998     1997
                                          --------  --------  --------  --------  -------
Net asset value, beginning of period....  $  12.21  $  12.33  $  13.32  $  13.04  $ 12.44
                                          --------  --------  --------  --------  -------
Net investment income...................      0.73      0.73      0.69      0.69     0.67
Net realized and unrealized gains
  (losses) from investment activities,
  futures, swaps, options and foreign
  currency..............................      0.78     (0.13)    (0.64)     0.40     0.70
                                          --------  --------  --------  --------  -------
Net increase from investment
  operations............................      1.51      0.60      0.05      1.09     1.37
                                          --------  --------  --------  --------  -------
Dividends from net investment income....     (0.81)    (0.72)    (0.70)    (0.69)   (0.67)
Distributions from net realized gains
  from investment activities............     --        --        (0.34)    (0.12)   (0.10)
                                          --------  --------  --------  --------  -------
Total dividends and distributions.......     (0.81)    (0.72)    (1.04)    (0.81)   (0.77)
                                          --------  --------  --------  --------  -------
Net asset value, end of
  period................................  $  12.91  $  12.21  $  12.33  $  13.32  $ 13.04
                                          ========  ========  ========  ========  =======
Total investment return (1).............     12.74%     5.08%     0.21%     8.66%   11.35%
                                          ========  ========  ========  ========  =======
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $210,444  $234,748  $222,214  $126,880  $75,174
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................      0.91%++     0.85%     0.88%++     0.85%    0.85%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................      0.93%++     0.89%     0.92%++     0.94%    1.10%
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................      6.09%     6.04%     5.51%     5.49%    5.69%
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................      6.07%     6.00%     5.47%     5.40%    5.44%
Portfolio turnover......................       519%      391%      202%      234%     357%

-----------------

*      Annualized.
++ Includes 0.06% and 0.03% of interest expense related to reverse repurchase agreements during the years ended July 31, 2001 and July 31, 1999, respectively.
++++ Includes 0.03% of interest expense related to reverse repurchase agreements during the period ended July 31, 2001.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period December 11, 2000 (commencement of issuance) through
       July 31, 2001.
(b)    For the period January 30, 2001 (reissuance of shares) through July 31,
       2001.
(c)    For the period December 1, 2000 (commencement of issuance) through
       July 31, 2001.
(d)    For the period February 2, 2001 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                            MUNICIPAL FIXED INCOME INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(C)  JULY 31, 2001(B)  JULY 31, 2001(C)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $  12.43          $ 12.42           $ 12.19            $12.42
                                              --------          -------           -------            ------
Net investment income...................          0.26             0.19              0.31              0.24
Net realized and unrealized gains
  (losses) from investment activities...          0.09             0.10              0.33              0.10
                                              --------          -------           -------            ------
Net increase from investment
  operations............................          0.35             0.29              0.64              0.34
                                              --------          -------           -------            ------
Dividends from net investment income....         (0.26)           (0.19)            (0.31)            (0.24)
Distributions from net realized gains
  from investment activities............       --               --                --                --
                                              --------          -------           -------            ------
Total dividends and distributions.......         (0.26)           (0.19)            (0.31)            (0.24)
                                              --------          -------           -------            ------
Net asset value, end of period..........      $  12.52          $ 12.52           $ 12.52            $12.52
                                              ========          =======           =======            ======
Total investment return (1).............          2.86%            2.32%             5.33%             2.72%
                                              ========          =======           =======            ======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $178,299          $14,518           $32,075            $  399
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................          0.88%*           1.63%*            1.40%*            0.64%*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................          1.01%*           1.76%*            1.53%*            0.83%*
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................          4.16%*           3.41%*            3.65%*            4.40%*
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................          4.03%*           3.28%*            3.52%*            4.21%*
Portfolio turnover......................            68%              68%               68%               68%

                                                             PACE
                                              MUNICIPAL FIXED INCOME INVESTMENTS
                                          -------------------------------------------
                                                            CLASS P
                                          -------------------------------------------
                                                 FOR THE YEARS ENDED JULY 31,
                                          -------------------------------------------
                                           2001     2000#    1999     1998     1997
                                          -------  -------  -------  -------  -------
Net asset value, beginning of period....  $ 12.15  $ 12.44  $ 12.70  $ 12.67  $ 12.32
                                          -------  -------  -------  -------  -------
Net investment income...................     0.55     0.57     0.56     0.58     0.61
Net realized and unrealized gains
  (losses) from investment activities...     0.42    (0.29)   (0.26)    0.02     0.38
                                          -------  -------  -------  -------  -------
Net increase from investment
  operations............................     0.97     0.28     0.30     0.60     0.99
                                          -------  -------  -------  -------  -------
Dividends from net investment income....    (0.60)   (0.57)   (0.56)   (0.57)   (0.61)
Distributions from net realized gains
  from investment activities............    --       --       --       --       (0.03)
                                          -------  -------  -------  -------  -------
Total dividends and distributions.......    (0.60)   (0.57)   (0.56)   (0.57)   (0.64)
                                          -------  -------  -------  -------  -------
Net asset value, end of period..........  $ 12.52  $ 12.15  $ 12.44  $ 12.70  $ 12.67
                                          =======  =======  =======  =======  =======
Total investment return (1).............     8.20%    2.37%    2.34%    4.87%    8.30%
                                          =======  =======  =======  =======  =======
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $49,110  $53,594  $56,659  $51,638  $34,292
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................     0.76%    0.85%    0.85%    0.85%    0.85%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................     0.82%    0.89%    0.89%    0.93%    1.40%
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................     4.44%    4.68%    4.42%    4.67%    5.08%
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................     4.38%    4.64%    4.38%    4.59%    4.53%
Portfolio turnover......................       68%      33%      11%      34%      15%

-----------------

*      Annualized.
# Investment advisory functions for this portfolio were transferred from Deutsche Asset Management, Inc. to Standish Mellon Asset Management Company LLC's predecessor on June 1, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period January 23, 2001 (commencement of issuance) through
       July 31, 2001.
(b)    For the period December 4, 2000 (commencement of issuance) through
       July 31, 2001.
(c)    For the period February 23, 2001 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                             GLOBAL FIXED INCOME INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(B)  JULY 31, 2001(C)  JULY 31, 2001(D)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $  10.45           $10.81           $ 10.38            $10.73
                                              --------           ------           -------            ------
Net investment income...................          0.30             0.18              0.26              0.27
Net realized and unrealized gains
  (losses) from investment activities,
  futures and foreign currency..........         (0.18)           (0.54)            (0.11)            (0.46)
                                              --------           ------           -------            ------
Net increase (decrease) from investment
  operations............................          0.12            (0.36)             0.15             (0.19)
                                              --------           ------           -------            ------
Dividends from net investment income....         (0.30)           (0.17)            (0.26)            (0.27)
Distributions from net realized gains
  from investment activities............       --               --                --                --
Dividends from paid in capital..........       --               --                --                --
                                              --------           ------           -------            ------
Total dividends and distributions.......         (0.30)           (0.17)            (0.26)            (0.27)
                                              --------           ------           -------            ------
Net asset value, end of period..........      $  10.27           $10.28           $ 10.27            $10.27
                                              ========           ======           =======            ======
Total investment return (1).............          1.09%           (3.34)%            1.45%            (1.76)%
                                              ========           ======           =======            ======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $190,838           $2,381           $13,632            $4,825
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................          1.21%*           1.98%*            1.72%*            0.95%*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................          1.41%*           2.55%*            1.90%*            1.08%*
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................          4.42%*           3.61%*            3.91%*            4.69%*
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................          4.22%*           3.04%*            3.73%*            4.56%*
Portfolio turnover......................           270%             270%              270%              270%

                                                              PACE
                                                 GLOBAL FIXED INCOME INVESTMENTS
                                          ---------------------------------------------
                                                             CLASS P
                                          ---------------------------------------------
                                                  FOR THE YEARS ENDED JULY 31,
                                          ---------------------------------------------
                                           2001#     2000      1999     1998     1997
                                          -------  --------  --------  -------  -------
Net asset value, beginning of period....  $ 10.68  $  11.82  $  12.25  $ 12.17  $ 12.33
                                          -------  --------  --------  -------  -------
Net investment income...................     0.43      0.53      0.65     0.62     0.64
Net realized and unrealized gains
  (losses) from investment activities,
  futures and foreign currency..........    (0.35)    (1.10)     0.20    (0.03)   (0.21)
                                          -------  --------  --------  -------  -------
Net increase (decrease) from investment
  operations............................     0.08     (0.57)     0.85     0.59     0.43
                                          -------  --------  --------  -------  -------
Dividends from net investment income....    (0.49)    (0.42)    (0.81)   (0.40)   (0.51)
Distributions from net realized gains
  from investment activities............    --        (0.09)    (0.47)   (0.11)   (0.08)
Dividends from paid in capital..........    --        (0.06)    --       --       --
                                          -------  --------  --------  -------  -------
Total dividends and distributions.......    (0.49)    (0.57)    (1.28)   (0.51)   (0.59)
                                          -------  --------  --------  -------  -------
Net asset value, end of period..........  $ 10.27  $  10.68  $  11.82  $ 12.25  $ 12.17
                                          =======  ========  ========  =======  =======
Total investment return (1).............     0.71%    (4.97)%     6.49%    4.88%    3.54%
                                          =======  ========  ========  =======  =======
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $94,085  $100,831  $101,143  $88,838  $60,279
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................     0.95%     0.95%     0.95%    0.95%    0.95%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................     1.17%     1.18%     1.17%    1.23%    1.29%
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................     4.23%     4.50%     4.57%    5.10%    5.36%
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................     4.01%     4.27%     4.35%    4.82%    5.02%
Portfolio turnover......................      270%      170%      226%     125%     270%

-----------------

*      Annualized.
# A portion of the investment advisory function for this portfolio was transferred from Rogge Global Partners plc to Fischer Francis Trees & Watts, Inc. (and its affiliates) on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charge or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period December 11, 2000 (commencement of issuance) through
       July 31, 2001.
(b)    For the period February 5, 2001 (reissuance of shares) through July 31,
       2001.
(c)    For the period December 1, 2000 (commencement of issuance) through
       July 31, 2001.
(d)    For the period January 16, 2001 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                          LARGE COMPANY VALUE EQUITY INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(A)  JULY 31, 2001(A)  JULY 31, 2001(B)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $  16.76          $  16.76          $ 16.76           $ 17.15
                                              --------          --------          -------           -------
Net investment income (loss)............          0.04             (0.02)           (0.02)             0.06
Net realized and unrealized gains
  (losses) from investment activities
  and futures...........................          0.72              0.72             0.72              0.33
                                              --------          --------          -------           -------
Net increase (decrease) from investment
  operations............................          0.76              0.70             0.70              0.39
                                              --------          --------          -------           -------
Dividends from net investment income....       --                --               --                --
Distributions from net realized gains
  from investment activities............       --                --               --                --
                                              --------          --------          -------           -------
Total dividends and distributions.......       --                --               --                --
                                              --------          --------          -------           -------
Net asset value, end of period..........      $  17.52          $  17.46          $ 17.46           $ 17.54
                                              ========          ========          =======           =======
Total investment return (1).............          4.53%             4.18%            4.18%             2.27%
                                              ========          ========          =======           =======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $447,486          $131,700          $76,977           $39,612
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................          1.13%*            1.90%*           1.89%*            0.85%*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................          1.25%*            2.04%*           2.04%*            0.93%*
Net investment income (loss) to average
  net assets, net of fee waivers and
  expense reimbursements................          0.54%*           (0.22)%*         (0.21)%*           0.80%*
Net investment income (loss) to average
  net assets, before fee waivers and
  expense reimbursements................          0.42%*           (0.38)%*         (0.38)%*           0.72%*
Portfolio turnover......................           148%              148%             148%              148%

                                                                PACE
                                               LARGE COMPANY VALUE EQUITY INVESTMENTS
                                          ------------------------------------------------
                                                              CLASS P
                                          ------------------------------------------------
                                                    FOR THE YEARS ENDED JULY 31,
                                          ------------------------------------------------
                                           2001#     2000#      1999      1998      1997
                                          --------  --------  --------  --------  --------
Net asset value, beginning of period....  $  16.35  $  21.14  $  20.27  $  20.03  $  14.07
                                          --------  --------  --------  --------  --------
Net investment income (loss)............      0.17      0.15      0.13      0.14      0.11
Net realized and unrealized gains
  (losses) from investment activities
  and futures...........................      1.18     (3.17)     2.34      1.63      6.61
                                          --------  --------  --------  --------  --------
Net increase (decrease) from investment
  operations............................      1.35     (3.02)     2.47      1.77      6.72
                                          --------  --------  --------  --------  --------
Dividends from net investment income....     (0.16)    (0.14)    (0.14)    (0.14)    (0.11)
Distributions from net realized gains
  from investment activities............     --        (1.63)    (1.46)    (1.39)    (0.65)
                                          --------  --------  --------  --------  --------
Total dividends and distributions.......     (0.16)    (1.77)    (1.60)    (1.53)    (0.76)
                                          --------  --------  --------  --------  --------
Net asset value, end of period..........  $  17.54  $  16.35  $  21.14  $  20.27  $  20.03
                                          ========  ========  ========  ========  ========
Total investment return (1).............      8.32%   (14.74)%    12.82%     9.89%    49.13%
                                          ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $348,068  $335,294  $375,465  $266,354  $180,807
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................      0.88%     0.96%     0.96%     0.98%     1.00%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................      0.94%     0.96%     0.96%     0.98%     1.06%
Net investment income (loss) to average
  net assets, net of fee waivers and
  expense reimbursements................      0.99%     0.85%     0.71%     0.82%     0.81%
Net investment income (loss) to average
  net assets, before fee waivers and
  expense reimbursements................      0.93%     0.85%     0.71%     0.82%     0.75%
Portfolio turnover......................       148%      195%       40%       34%       46%

-----------------

*      Annualized.
# Investment advisory functions for this portfolio were transferred from Brinson Partners, Inc. to Institutional Capital Corp. and Westwood Management Corp. on July 1, 2000. SSgA Funds Management, Inc. assumed investment advisory functions with respect to a portion of the portfolio on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period November 27, 2000 (commencement of issuance) through
       July 31, 2001.
(b)    For the period January 19, 2001 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                         LARGE COMPANY GROWTH EQUITY INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(A)  JULY 31, 2001(A)  JULY 31, 2001(B)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $  21.61          $ 21.61           $ 21.61           $ 20.02
                                              --------          -------           -------           -------
Net investment income (loss)............         (0.05)           (0.15)            (0.14)            (0.02)
Net realized and unrealized gains
  (losses) from investment activities...         (4.70)           (4.66)            (4.66)            (3.12)
                                              --------          -------           -------           -------
Net increase (decrease) from investment
  operations............................         (4.75)           (4.81)            (4.80)            (3.14)
                                              --------          -------           -------           -------
Dividends from net investment income....       --               --                --                --
Distributions from net realized gains
  from investment activities............       --               --                --                --
                                              --------          -------           -------           -------
Total dividends and distributions.......       --               --                --                --
                                              --------          -------           -------           -------
Net asset value, end of period..........      $  16.86          $ 16.80           $ 16.81           $ 16.88
                                              ========          =======           =======           =======
Total investment return (1).............        (21.98)%         (22.26)%          (22.21)%          (15.63)%
                                              ========          =======           =======           =======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $208,102          $29,814           $25,005           $29,634
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................          1.11%*           1.88%*            1.87%*            0.85%*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................          1.25%*           2.09%*            2.07%*            0.91%*
Net investment income (loss) to average
  net assets, net of fee waivers and
  expense reimbursements................         (0.54)%*         (1.32)%*          (1.31)%*          (0.27)%*
Net investment income (loss) to average
  net assets, before fee waivers and
  expense reimbursements................         (0.68)%*         (1.53)%*          (1.51)%*          (0.33)%*
Portfolio turnover......................            64%              64%               64%               64%

                                                                PACE
                                              LARGE COMPANY GROWTH EQUITY INVESTMENTS
                                          ------------------------------------------------
                                                              CLASS P
                                          ------------------------------------------------
                                                    FOR THE YEARS ENDED JULY 31,
                                          ------------------------------------------------
                                           2001+      2000      1999     1998#      1997
                                          --------  --------  --------  --------  --------
Net asset value, beginning of period....  $  29.70  $  25.88  $  22.99  $  19.28  $  13.27
                                          --------  --------  --------  --------  --------
Net investment income (loss)............     (0.07)    (0.12)    (0.05)    (0.03)     0.03
Net realized and unrealized gains
  (losses) from investment activities...     (9.42)     4.69      4.44      4.79      6.01
                                          --------  --------  --------  --------  --------
Net increase (decrease) from investment
  operations............................     (9.49)     4.57      4.39      4.76      6.04
                                          --------  --------  --------  --------  --------
Dividends from net investment income....     --        --        --        (0.01)    (0.03)
Distributions from net realized gains
  from investment activities............     (3.33)    (0.75)    (1.50)    (1.04)    --
                                          --------  --------  --------  --------  --------
Total dividends and distributions.......     (3.33)    (0.75)    (1.50)    (1.05)    (0.03)
                                          --------  --------  --------  --------  --------
Net asset value, end of period..........  $  16.88  $  29.70  $  25.88  $  22.99  $  19.28
                                          ========  ========  ========  ========  ========
Total investment return (1).............    (34.17)%    17.76%    19.66%    26.40%    45.61%
                                          ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $333,003  $436,806  $379,988  $275,461  $160,334
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................      0.89%     0.94%     0.97%     1.00%     1.00%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................      0.94%     0.94%     0.97%     1.02%     1.05%
Net investment income (loss) to average
  net assets, net of fee waivers and
  expense reimbursements................     (0.36)%    (0.42)%    (0.24)%    (0.14)%     0.22%
Net investment income (loss) to average
  net assets, before fee waivers and
  expense reimbursements................     (0.41)%    (0.42)%    (0.24)%    (0.16)%     0.17%
Portfolio turnover......................        64%       59%       43%      102%       73%

-----------------

*      Annualized.
# Investment advisory functions for this portfolio were transferred from Chancellor LGT Asset Management, Inc. to Alliance Capital Management L.P. on November 10, 1997.
+ A portion of the investment advisory function for this portfolio was transferred from Alliance Capital Management L.P. to SSgA Funds Management, Inc. on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period November 27, 2000 (commencement of issuance) through
       July 31, 2001.
(b)    For the period February 23, 2001 (reissuance of shares) through July 31,
       2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                      SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(B)  JULY 31, 2001(A)  JULY 31, 2001(C)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $ 13.91           $ 13.86           $ 13.91            $13.69
                                              -------           -------           -------            ------
Net investment income (loss)............         0.03             (0.03)            (0.03)             0.05
Net realized and unrealized gains
  (losses) from investment activities...         3.06              3.11              3.06              3.28
                                              -------           -------           -------            ------
Net increase (decrease) from investment
  operations............................         3.09              3.08              3.03              3.33
                                              -------           -------           -------            ------
Dividends from net investment income....      --                --                --                --
Distributions from net realized
  gains from investment activities......      --                --                --                --
                                              -------           -------           -------            ------
Total dividends and distributions.......      --                --                --                --
                                              -------           -------           -------            ------
Net asset value, end of period..........      $ 17.00           $ 16.94           $ 16.94            $17.02
                                              =======           =======           =======            ======
Total investment return (1).............        22.21%            22.22%            21.78%            24.32%
                                              =======           =======           =======            ======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $46,241           $12,811           $13,741            $1,699
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................         1.26%*            2.03%*            2.02%*            1.00%*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................         1.28%*            2.05%*            2.06%*            1.03%*
Net investment income (loss) to average
  net assets, net of fee waivers and
  expense reimbursements................         0.41%*           (0.37)%*          (0.36)%*           0.67%*
Net investment income (loss) to average
  net assets, before fee waivers and
  expense reimbursements................         0.39%*           (0.39)%*          (0.40)%*           0.64%*
Portfolio turnover......................           72%               72%               72%               72%

                                                                PACE
                                           SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
                                          ------------------------------------------------
                                                              CLASS P
                                          ------------------------------------------------
                                                    FOR THE YEARS ENDED JULY 31,
                                          ------------------------------------------------
                                           2001#     2000#      1999      1998      1997
                                          --------  --------  --------  --------  --------
Net asset value, beginning of period....  $  13.33  $  15.75  $  17.39  $  17.52  $  12.29
                                          --------  --------  --------  --------  --------
Net investment income (loss)............      0.14      0.10      0.06      0.10      0.12
Net realized and unrealized gains
  (losses) from investment activities...      3.71     (1.79)    (0.06)     1.14      5.55
                                          --------  --------  --------  --------  --------
Net increase (decrease) from investment
  operations............................      3.85     (1.69)     0.00      1.24      5.67
                                          --------  --------  --------  --------  --------
Dividends from net investment income....     (0.16)    (0.06)    (0.09)    (0.13)    (0.10)
Distributions from net realized
  gains from investment activities......     --        (0.67)    (1.55)    (1.24)    (0.34)
                                          --------  --------  --------  --------  --------
Total dividends and distributions.......     (0.16)    (0.73)    (1.64)    (1.37)    (0.44)
                                          --------  --------  --------  --------  --------
Net asset value, end of period..........  $  17.02  $  13.33  $  15.75  $  17.39  $  17.52
                                          ========  ========  ========  ========  ========
Total investment return (1).............     29.20%   (10.59)%     1.16%     6.97%    46.99%
                                          ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $224,026  $213,749  $206,131  $183,558  $135,047
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................      0.97%     1.00%     1.00%     0.99%     1.00%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................      0.99%     1.01%     1.01%     1.00%     1.12%
Net investment income (loss) to average
  net assets, net of fee waivers and
  expense reimbursements................      0.98%     0.77%     0.42%     0.61%     1.00%
Net investment income (loss) to average
  net assets, before fee waivers and
  expense reimbursements................      0.96%     0.76%     0.41%     0.60%     0.88%
Portfolio turnover......................        72%       83%       57%       42%       39%

-----------------

*      Annualized.
# Prior to October 4, 1999, Brandywine Asset Management, Inc. ("Brandywine") served as investment advisor. From October 4, 1999 to October 9, 2000, Brandywine and Ariel Capital Management, Inc. ("Ariel") served as investment advisors. On October 10, 2000, ICM Asset Management, Inc. joined Ariel as an investment advisor, replacing Brandywine.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period November 27, 2000 (commencement of issuance) through
       July 31, 2001.
(b)    For the period November 28, 2000 (commencement of issuance) through
       July 31, 2001.
(c)    For the period December 20, 2000 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                      SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(A)  JULY 31, 2001(A)  JULY 31, 2001(B)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $ 17.19           $ 17.19           $ 17.19            $14.93
                                              -------           -------           -------            ------
Net investment loss.....................        (0.04)            (0.09)            (0.09)            (0.02)
Net realized and unrealized gains
  (losses) from investment activities...        (3.50)            (3.50)            (3.50)            (1.23)
                                              -------           -------           -------            ------
Net increase (decrease) from investment
  operations............................        (3.54)            (3.59)            (3.59)            (1.25)
                                              -------           -------           -------            ------
Distributions from net realized gains
  from investment activities............      --                --                --                --
                                              -------           -------           -------            ------
Net asset value, end of period..........      $ 13.65           $ 13.60           $ 13.60            $13.68
                                              =======           =======           =======            ======
Total investment return (1).............       (20.59)%          (20.88)%          (20.88)%           (8.37)%
                                              =======           =======           =======            ======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $89,283           $16,620           $13,654            $  390
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................         1.21%*            1.98%*            1.97%*            0.95%*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................         1.29%*            2.12%*            2.09%*            1.13%*
Net investment loss to average net
  assets, net of fee waivers and expense
  reimbursements........................        (0.56)%*          (1.24)%*          (1.24)%*          (0.26)%*
Net investment loss to average net
  assets, before fee waivers and expense
  reimbursements........................        (0.64)%*          (1.38)%*          (1.36)%*          (0.44)%*
Portfolio turnover......................           68%               68%               68%               68%

                                                                PACE
                                           SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
                                          ------------------------------------------------
                                                              CLASS P
                                          ------------------------------------------------
                                                    FOR THE YEARS ENDED JULY 31,
                                          ------------------------------------------------
                                            2001      2000      1999      1998     1997#
                                          --------  --------  --------  --------  --------
Net asset value, beginning of period....  $  30.27  $  20.62  $  15.80  $  14.44  $  11.20
                                          --------  --------  --------  --------  --------
Net investment loss.....................     (0.07)    (0.19)    (0.08)    (0.03)    (0.02)
Net realized and unrealized gains
  (losses) from investment activities...     (8.06)    12.58      5.28      2.03      3.26
                                          --------  --------  --------  --------  --------
Net increase (decrease) from investment
  operations............................     (8.13)    12.39      5.20      2.00      3.24
                                          --------  --------  --------  --------  --------
Distributions from net realized gains
  from investment activities............     (8.47)    (2.74)    (0.38)    (0.64)    --
                                          --------  --------  --------  --------  --------
Net asset value, end of period..........  $  13.67  $  30.27  $  20.62  $  15.80  $  14.44
                                          ========  ========  ========  ========  ========
Total investment return (1).............    (30.93)%    62.30%    33.62%    14.44%    28.93%
                                          ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $244,247  $319,571  $265,405  $198,855  $125,609
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................      0.94%     0.95%     1.00%     1.00%     1.00%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................      0.97%     0.96%     1.01%     1.03%     1.08%
Net investment loss to average net
  assets, net of fee waivers and expense
  reimbursements........................     (0.48)%    (0.64)%    (0.48)%    (0.20)%    (0.21)%
Net investment loss to average net
  assets, before fee waivers and expense
  reimbursements........................     (0.51)%    (0.65)%    (0.49)%    (0.23)%    (0.29)%
Portfolio turnover......................        68%       81%      102%      131%      247%

-----------------

*      Annualized.
# Investment advisory functions for this portfolio were transferred from Westfield Capital Management Company, Inc. to Delaware Management Company on December 17, 1996.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period November 27, 2000 (commencement of issuance) through
       July 31, 2001.
(b)    For the period February 12, 2001 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           PACE
                                                             INTERNATIONAL EQUITY INVESTMENTS
                                          ----------------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                          ----------------  ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(A)  JULY 31, 2001(A)  JULY 31, 2001(B)
                                          ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period....      $  15.25           $15.25           $ 15.25           $ 14.96
                                              --------           ------           -------           -------
Net investment income...................          0.08             0.02              0.02              0.04
Net realized and unrealized gains
  (losses) from investment activities
  and foreign currency..................         (2.75)           (2.74)            (2.74)            (2.41)
                                              --------           ------           -------           -------
Net increase (decrease) from investment
  operations............................         (2.67)           (2.72)            (2.72)            (2.37)
                                              --------           ------           -------           -------
Dividends from net investment income....       --               --                --                --
Distributions from net realized gains
  from investment activities............       --               --                --                --
                                              --------           ------           -------           -------
Total dividends and distributions.......       --               --                --                --
                                              --------           ------           -------           -------
Capital contribution from Sub-Advisor...       --               --                --                --
                                              --------           ------           -------           -------
Net asset value, end of period..........      $  12.58           $12.53           $ 12.53           $ 12.59
                                              ========           ======           =======           =======
Total investment return (1).............        (17.51)%         (17.84)%          (17.84)%          (15.84)%
                                              ========           ======           =======           =======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $143,163           $4,630           $13,304           $45,414
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................          1.40%*           2.17%*            2.16%*            1.14%*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................          1.50%*           2.43%*            2.31%*            1.19%*
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................          1.10%*           0.29%*            0.34%*            1.11%*
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................          1.00%*           0.03%*            0.19%*            1.06%*
Portfolio turnover......................            60%              60%               60%               60%

                                                                PACE
                                                  INTERNATIONAL EQUITY INVESTMENTS
                                          ------------------------------------------------
                                                              CLASS P
                                          ------------------------------------------------
                                                    FOR THE YEARS ENDED JULY 31,
                                          ------------------------------------------------
                                            2001      2000      1999      1998      1997
                                          --------  --------  --------  --------  --------
Net asset value, beginning of period....  $  18.67  $  17.18  $  16.54  $  15.66  $  12.79
                                          --------  --------  --------  --------  --------
Net investment income...................      0.06      0.07      0.07      0.16      0.10
Net realized and unrealized gains
  (losses) from investment activities
  and foreign currency..................     (4.88)     2.51      1.10      1.20      2.97
                                          --------  --------  --------  --------  --------
Net increase (decrease) from investment
  operations............................     (4.82)     2.58      1.17      1.36      3.07
                                          --------  --------  --------  --------  --------
Dividends from net investment income....     (0.04)    (0.12)    (0.19)    (0.16)    (0.13)
Distributions from net realized gains
  from investment activities............     (1.22)    (1.02)    (0.34)    (0.32)    (0.07)
                                          --------  --------  --------  --------  --------
Total dividends and distributions.......     (1.26)    (1.14)    (0.53)    (0.48)    (0.20)
                                          --------  --------  --------  --------  --------
Capital contribution from Sub-Advisor...        --@     0.05     --        --        --
                                          --------  --------  --------  --------  --------
Net asset value, end of period..........  $  12.59  $  18.67  $  17.18  $  16.54  $  15.66
                                          ========  ========  ========  ========  ========
Total investment return (1).............    (26.97)%    14.91%     7.33%     9.27%    24.30%
                                          ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $198,643  $246,452  $214,017  $164,477  $102,979
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................      1.13%     1.16%     1.22%     1.21%     1.35%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................      1.17%     1.16%     1.22%     1.21%     1.35%
Net investment income to average net
  assets, net of fee waivers and expense
  reimbursements........................      0.36%     0.37%     0.53%     1.14%     0.95%
Net investment income to average net
  assets, before fee waivers and expense
  reimbursements........................      0.32%     0.37%     0.53%     1.14%     0.95%
Portfolio turnover......................        60%       72%       89%       56%       55%

-----------------

*      Annualized.
@      Amount is less than $0.005 per share.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. If not for the sub-advisor's capital contribution of approximately $0.05 per share, Class P's total return for the year ended July 31, 2000 would have been 14.60%.
(a)    For the period November 27, 2000 (commencement of issuance) through
       July 31, 2001.
(b)    For the period January 17, 2001 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                  PACE
                                           INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
                                          ----------------------------------------------------
                                              CLASS A           CLASS B           CLASS C
                                          ----------------  ----------------  ----------------
                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                               ENDED             ENDED             ENDED
                                          JULY 31, 2001(A)  JULY 31, 2001(B)  JULY 31, 2001(C)
                                          ----------------  ----------------  ----------------
Net asset value, beginning of period....       $ 9.82            $ 9.14            $ 9.13
                                               ------            ------            ------
Net investment income (loss)............         0.04              0.01              0.01
Net realized and unrealized gains
  (losses) from investment activities
  and foreign currency..................        (1.85)            (1.17)            (1.16)
                                               ------            ------            ------
Net increase (decrease) from investment
  operations............................        (1.81)            (1.16)            (1.15)
                                               ------            ------            ------
Dividends from net investment income....      --                --                --
                                               ------            ------            ------
Net asset value, end of period..........       $ 8.01            $ 7.98            $ 7.98
                                               ======            ======            ======
Total investment return (1).............       (18.43)%          (12.69)%          (12.60)%
                                               ======            ======            ======
Ratios/Supplemental Data:
Net assets, end of period (000's).......       $8,219            $7,310            $4,105
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................         1.76%*            2.53%*            2.52%*
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................         2.06%*            2.85%*            2.92%*
Net investment income (loss) to average
  net assets, net of fee waivers and
  expense reimbursements................         0.87%*            0.11%*            0.16%*
Net investment income (loss) to average
  net assets, before fee waivers and
  expense reimbursements................         0.57%*           (0.21)%*          (0.24)%*
Portfolio turnover......................          121%              121%              121%

                                                                      PACE
                                                INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
                                          -------------------------------------------------------------
                                              CLASS Y                         CLASS P
                                          ----------------  -------------------------------------------
                                           FOR THE PERIOD          FOR THE YEARS ENDED JULY 31,
                                               ENDED        -------------------------------------------
                                          JULY 31, 2001(D)   2001     2000     1999     1998     1997
                                          ----------------  -------  -------  -------  -------  -------
Net asset value, beginning of period....      $ 10.00       $ 11.96  $ 12.05  $ 10.41  $ 15.60  $ 12.49
                                              -------       -------  -------  -------  -------  -------
Net investment income (loss)............         0.05          0.02    (0.01)    0.09     0.09     0.06
Net realized and unrealized gains
  (losses) from investment activities
  and foreign currency..................        (2.03)        (3.96)    0.02     1.62    (5.23)    3.09
                                              -------       -------  -------  -------  -------  -------
Net increase (decrease) from investment
  operations............................        (1.98)        (3.94)    0.01     1.71    (5.14)    3.15
                                              -------       -------  -------  -------  -------  -------
Dividends from net investment income....      --              --       (0.10)   (0.07)   (0.05)   (0.04)
                                              -------       -------  -------  -------  -------  -------
Net asset value, end of period..........      $  8.02       $  8.02  $ 11.96  $ 12.05  $ 10.41  $ 15.60
                                              =======       =======  =======  =======  =======  =======
Total investment return (1).............       (19.80)%      (32.94)%   (0.02)%   16.66%  (32.99)%   25.31%
                                              =======       =======  =======  =======  =======  =======
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $   549       $65,703  $82,179  $88,497  $63,237  $54,759
Expenses to average net assets, net of
  fee waivers and expense
  reimbursements........................         1.50%*        1.50%    1.50%    1.50%    1.50%    1.50%
Expenses to average net assets, before
  fee waivers and expense
  reimbursements........................         1.93%*        1.82%    1.75%    1.79%    1.79%    2.09%
Net investment income (loss) to average
  net assets, net of fee waivers and
  expense reimbursements................         1.11%*        0.24%   (0.08)%    1.05%    0.98%    0.63%
Net investment income (loss) to average
  net assets, before fee waivers and
  expense reimbursements................         0.68%*       (0.08)%   (0.33)%    0.76%    0.69%    0.04%
Portfolio turnover......................          121%          121%     115%      66%      51%      39%

-----------------

*      Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(a)    For the period December 11, 2000 (commencement of issuance) through
       July 31, 2001.
(b)    For the period December 22, 2000 (commencement of issuance) through
       July 31, 2001.
(c)    For the period December 1, 2000 (commencement of issuance) through
       July 31, 2001.
(d)    For the period February 9, 2001 (commencement of issuance) through
       July 31, 2001.

PAINEWEBBER PACE SELECT ADVISORS TRUST

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
PaineWebber PACE Select Advisors Trust

  We have audited the accompanying statements of assets and liabilities of PaineWebber PACE Select Advisors Trust (comprising, respectively, PACE Money Market Investments, PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE Large Company Value Equity Investments, PACE Large Company Growth Equity Investments, PACE Small/Medium Company Value Equity Investments, PACE Small/ Medium Company Growth Equity Investments, PACE International Equity Investments and PACE International Emerging Markets Equity Investments) (the "Trust"), including the portfolios of investments as of July 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2001 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting PaineWebber PACE Select Advisors Trust at July 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                          [LOGO]

New York, New York
September 7, 2001

PAINEWEBBER PACE SELECT ADVISORS TRUST

TAX INFORMATION (UNAUDITED)

  We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Portfolio's fiscal year end
(July 31, 2001) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, the designation of long-term capital gain, the percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders and the amount of foreign tax credit to be passed through to shareholders are as follows:

                                                                            DIVIDEND    FOREIGN
                                                             LONG-TERM      RECEIVED      TAX
                        PORTFOLIO                           CAPITAL GAIN   DEDUCTION     CREDIT
----------------------------------------------------------  ------------   ----------   --------
PACE Large Company Value Equity Investments...............           --      100.00%          --
PACE Large Company Growth Equity Investments..............  $49,836,837          --           --
PACE Small/Medium Company Value Equity Investments........           --       79.03           --
PACE Small/Medium Company Growth Equity Investments.......   82,290,251          --           --
PACE International Equity Investments.....................   14,509,856          --     $634,356
PACE International Emerging Markets Equity Investments....           --          --      223,041

  Also, for the fiscal year ended July 31, 2001, the foreign source income for information reporting purposes is $3,225,362 for PACE International Equity Investments and $238,282 for PACE International Emerging Markets Equity Investments.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Shareholders should not use the above information to prepare their tax returns. Since each Portfolio's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2001. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2002. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Portfolios.

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                          -C-2001 UBS PaineWebber Inc.
                              All Rights Reserved
                                  Member SIPC
                  UBS PaineWebber is a service mark of UBS AG.